UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Small Cap Index Fund Fidelity® Small Cap Index Fund : FSSNX

This semi-annual shareholder report contains information about Fidelity® Small Cap Index Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Index Fund	$ 1	0.02%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$29,025,655,588
Number of Holdings	1,970
Portfolio Turnover	25%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.1
Health Care	17.0
Financials	16.8
Information Technology	16.4
Consumer Discretionary	9.1
Real Estate	5.5
Energy	4.8
Materials	4.0
Utilities	3.3
Communication Services	2.7
Consumer Staples	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.8
Canada - 1.4
Thailand - 0.6
United Kingdom - 0.3
Switzerland - 0.3
Puerto Rico - 0.3
Brazil - 0.2
Bermuda - 0.2
Norway - 0.1
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Bloom Energy Corp Class A	1.1
Credo Technology Group Holding Ltd	1.1
IonQ Inc	0.6
Fabrinet	0.6
Kratos Defense & Security Solutions Inc	0.6
Rigetti Computing Inc Class A	0.6
NEXTracker Inc Class A	0.5
Oklo Inc Class A	0.5
AeroVironment Inc	0.5
D-Wave Quantum Inc	0.4
6.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915076.101    2358-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Series Large Cap Growth Index Fund Fidelity® Series Large Cap Growth Index Fund : FHOFX

This semi-annual shareholder report contains information about Fidelity® Series Large Cap Growth Index Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Growth Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$2,228,441,587
Number of Holdings	396
Portfolio Turnover	39%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.6
Consumer Discretionary	12.9
Communication Services	11.2
Health Care	6.9
Financials	5.8
Industrials	5.7
Consumer Staples	2.3
Real Estate	0.4
Materials	0.3
Utilities	0.3
Energy	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Brazil - 0.2
Korea (South) - 0.1
United Kingdom - 0.1
Canada - 0.1
Switzerland - 0.0
Kazakhstan - 0.0
Germany - 0.0
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.8
Apple Inc	11.5
Microsoft Corp	11.2
Broadcom Inc	5.0
Amazon.com Inc	4.5
Tesla Inc	3.9
Meta Platforms Inc Class A	3.2
Alphabet Inc Class A	3.1
Alphabet Inc Class C	2.5
Eli Lilly & Co	2.1
60.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915091.101    3222-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Mid Cap Index Fund Fidelity® Mid Cap Index Fund : FSMDX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Index Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Index Fund	$ 1	0.02%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$45,043,880,479
Number of Holdings	816
Portfolio Turnover	20%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.6
Financials	15.1
Information Technology	12.5
Consumer Discretionary	11.4
Health Care	9.8
Real Estate	7.0
Utilities	6.2
Energy	5.5
Materials	4.9
Consumer Staples	4.7
Communication Services	4.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.2
United Kingdom - 0.7
Canada - 0.4
Korea (South) - 0.3
Bermuda - 0.1
Switzerland - 0.1
Puerto Rico - 0.1
Brazil - 0.1
Guatemala - 0.0

TOP HOLDINGS (% of Fund's net assets)
Robinhood Markets Inc Class A	0.9
Howmet Aerospace Inc	0.8
Royal Caribbean Cruises Ltd	0.7
Cloudflare Inc Class A	0.6
Bank of New York Mellon Corp/The	0.6
Vertiv Holdings Co Class A	0.6
Coinbase Global Inc Class A	0.6
Corning Inc	0.6
ROBLOX Corp Class A	0.6
Quanta Services Inc	0.6
6.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915075.101    2352-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Large Cap Value Index Fund Fidelity® Large Cap Value Index Fund : FLCOX

This semi-annual shareholder report contains information about Fidelity® Large Cap Value Index Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Value Index Fund	$ 2	0.03%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$12,230,248,284
Number of Holdings	871
Portfolio Turnover	28%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.8
Industrials	13.3
Health Care	11.9
Information Technology	11.3
Communication Services	8.1
Consumer Discretionary	7.6
Consumer Staples	7.3
Energy	5.9
Utilities	4.6
Real Estate	4.1
Materials	3.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
United Kingdom - 0.2
Canada - 0.2
Bermuda - 0.0
Mexico - 0.0
Brazil - 0.0
Puerto Rico - 0.0
Guatemala - 0.0
Finland - 0.0

TOP HOLDINGS (% of Fund's net assets)
Berkshire Hathaway Inc Class B	3.1
JPMorgan Chase & Co	3.1
Amazon.com Inc	2.3
Alphabet Inc Class A	2.1
Exxon Mobil Corp	1.8
Johnson & Johnson	1.7
Alphabet Inc Class C	1.6
Walmart Inc	1.5
Procter & Gamble Co/The	1.2
Bank of America Corp	1.2
19.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915085.101    2830-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Large Cap Growth Index Fund Fidelity® Large Cap Growth Index Fund : FSPGX

This semi-annual shareholder report contains information about Fidelity® Large Cap Growth Index Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Growth Index Fund	$ 2	0.03%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$44,043,584,852
Number of Holdings	396
Portfolio Turnover	24%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.7
Consumer Discretionary	13.0
Communication Services	11.2
Health Care	6.9
Financials	5.8
Industrials	5.7
Consumer Staples	2.3
Real Estate	0.4
Materials	0.3
Utilities	0.3
Energy	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Brazil - 0.2
Korea (South) - 0.1
United Kingdom - 0.1
Canada - 0.1
Switzerland - 0.0
Kazakhstan - 0.0
Puerto Rico - 0.0
Germany - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.8
Apple Inc	11.5
Microsoft Corp	11.2
Broadcom Inc	5.1
Amazon.com Inc	4.5
Tesla Inc	3.9
Meta Platforms Inc Class A	3.2
Alphabet Inc Class A	3.2
Alphabet Inc Class C	2.5
Eli Lilly & Co	2.1
61.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915084.101    2826-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Flex® Small Cap Index Fund Fidelity Flex® Small Cap Index Fund : FLXSX

This semi-annual shareholder report contains information about Fidelity Flex® Small Cap Index Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Small Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$345,758,430
Number of Holdings	1,542
Portfolio Turnover	92%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.5
Information Technology	16.7
Financials	16.6
Health Care	15.8
Consumer Discretionary	10.7
Real Estate	4.9
Energy	4.2
Communication Services	3.6
Materials	3.2
Utilities	2.4
Consumer Staples	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.0
Canada - 0.7
Puerto Rico - 0.3
Netherlands - 0.2
Japan - 0.1
Bahamas (Nassau) - 0.1
Monaco - 0.1
Switzerland - 0.1
Israel - 0.1
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Bloom Energy Corp Class A	1.1
Credo Technology Group Holding Ltd	1.1
Rocket Lab Corp	1.1
AST SpaceMobile Inc Class A	0.8
IonQ Inc	0.8
Kratos Defense & Security Solutions Inc	0.7
Oklo Inc Class A	0.6
Rigetti Computing Inc Class A	0.6
D-Wave Quantum Inc	0.5
AeroVironment Inc	0.5
7.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915088.101    2921-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Flex® Mid Cap Index Fund Fidelity Flex® Mid Cap Index Fund : FLAPX

This semi-annual shareholder report contains information about Fidelity Flex® Mid Cap Index Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Mid Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$504,475,033
Number of Holdings	504
Portfolio Turnover	135%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.4
Financials	16.3
Information Technology	13.2
Consumer Discretionary	11.7
Health Care	9.9
Real Estate	6.9
Materials	5.0
Consumer Staples	4.3
Communication Services	3.9
Energy	3.0
Utilities	2.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.5
United Kingdom - 1.2
Thailand - 0.4
Bermuda - 0.3
Sweden - 0.2
Puerto Rico - 0.2
Switzerland - 0.1
Belgium - 0.1

TOP HOLDINGS (% of Fund's net assets)
SoFi Technologies Inc Class A	0.9
Comfort Systems USA Inc	0.9
Pure Storage Inc Class A	0.8
EMCOR Group Inc	0.8
Anglogold Ashanti Plc	0.8
Sandisk Corp/DE	0.7
Ciena Corp	0.7
Reddit Inc Class A	0.7
Flex Ltd	0.6
Tapestry Inc	0.6
7.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915087.101    2920-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Flex® Mid Cap Focused Index Fund Fidelity Flex® Mid Cap Focused Index Fund : FXMCX

This semi-annual shareholder report contains information about Fidelity Flex® Mid Cap Focused Index Fund for the period July 24, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Mid Cap Focused Index Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$4,392,771
Number of Holdings	404
Portfolio TurnoverA	3%
A Amount not annualized
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.4
Financials	16.4
Information Technology	12.8
Consumer Discretionary	11.7
Health Care	10.1
Real Estate	7.0
Materials	4.9
Consumer Staples	4.2
Communication Services	3.9
Energy	2.9
Utilities	2.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.3
United Kingdom - 0.8
Bermuda - 0.4
Belgium - 0.2
Thailand - 0.1
Sweden - 0.1
Puerto Rico - 0.1

TOP HOLDINGS (% of Fund's net assets)
Pure Storage Inc Class A	1.1
Flex Ltd	1.0
Coherent Corp	0.8
BWX Technologies Inc	0.8
Affirm Holdings Inc Class A	0.8
Talen Energy Corp	0.7
Five Below Inc	0.7
Guidewire Software Inc	0.7
NEXTracker Inc Class A	0.7
Tenet Healthcare Corp	0.6
7.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918065.100    8967-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Flex® Small Cap Focused Index Fund Fidelity Flex® Small Cap Focused Index Fund : FXSCX

This semi-annual shareholder report contains information about Fidelity Flex® Small Cap Focused Index Fund for the period July 24, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Small Cap Focused Index Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$6,360,135
Number of Holdings	839
Portfolio TurnoverA	4%
A Amount not annualized
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.6
Information Technology	16.6
Financials	16.4
Health Care	15.7
Consumer Discretionary	10.8
Real Estate	4.9
Energy	4.1
Communication Services	3.7
Materials	3.3
Utilities	2.4
Consumer Staples	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.1
Canada - 0.8
Puerto Rico - 0.3
Japan - 0.2
Switzerland - 0.2
Monaco - 0.2
Israel - 0.1
Ireland - 0.1
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
Bloom Energy Corp Class A	1.4
Credo Technology Group Holding Ltd	1.3
Rocket Lab Corp	1.2
Rigetti Computing Inc Class A	0.8
Kratos Defense & Security Solutions Inc	0.8
D-Wave Quantum Inc	0.7
IonQ Inc	0.6
AST SpaceMobile Inc Class A	0.6
Centrus Energy Corp Class A	0.5
Lumen Technologies Inc	0.5
8.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918063.100    8968-TSRS-1225

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Large Cap Growth Index Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Large Cap Growth Index Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BRAZIL - 0.2%
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (b)	229,850	3,702,884
Capital Markets - 0.0%
XP Inc Class A	2,451	44,657
TOTAL BRAZIL		3,747,541
CANADA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	14,174	931,090
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	9,051	489,297
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	796	78,979
TOTAL CANADA		1,499,366
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	1,187	47,373
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	1,054	161,958
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (b)	85,320	2,727,680
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	411	45,814
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	15,122	561,782
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	9,960	2,316,596
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	4,142	281,656
TOTAL UNITED KINGDOM		2,598,252
UNITED STATES - 99.2%
Communication Services - 11.2%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (b)	12,217	980,414
GCI LLC Class A	57	2,084
GCI LLC Class C	312	11,427
Iridium Communications Inc	505	9,671
		1,003,596
Entertainment - 2.2%
Liberty Media Corp-Liberty Formula One Class A (b)	544	49,493
Liberty Media Corp-Liberty Formula One Class C (b)	4,412	440,538
Live Nation Entertainment Inc (b)	10,876	1,626,288
Netflix Inc (b)	29,127	32,589,035
ROBLOX Corp Class A (b)	41,987	4,774,762
Roku Inc Class A (b)	1,175	124,703
Spotify Technology SA (b)	10,571	6,927,388
Take-Two Interactive Software Inc (b)	4,244	1,088,034
TKO Group Holdings Inc Class A	2,002	377,177
		47,997,418
Interactive Media & Services - 8.9%
Alphabet Inc Class A	246,308	69,259,347
Alphabet Inc Class C	200,578	56,526,892
Meta Platforms Inc Class A	109,779	71,175,216
Pinterest Inc Class A (b)	20,142	666,700
Reddit Inc Class A (b)	8,011	1,673,898
Trump Media & Technology Group Corp (b)(c)	6,108	93,605
		199,395,658
Media - 0.1%
DoubleVerify Holdings Inc (b)	4,746	54,009
Liberty Broadband Corp Class A (b)	254	13,586
Liberty Broadband Corp Class C (b)	1,655	89,073
Nexstar Media Group Inc	115	22,509
NIQ Global Intelligence Plc (c)	1,667	20,671
Trade Desk Inc (The) Class A (b)	30,655	1,541,333
		1,741,181
TOTAL COMMUNICATION SERVICES		250,137,853

Consumer Discretionary - 12.6%
Automobiles - 3.9%
Tesla Inc (b)	189,687	86,603,497
Broadline Retail - 4.5%
Amazon.com Inc (b)	407,526	99,526,000
Etsy Inc (b)	3,826	237,212
		99,763,212
Distributors - 0.0%
Pool Corp	471	125,784
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions Inc (b)	498	54,396
Duolingo Inc Class A (b)	2,581	698,522
Grand Canyon Education Inc (b)	549	103,377
H&R Block Inc	1,594	79,285
		935,580
Hotels, Restaurants & Leisure - 2.2%
Airbnb Inc Class A (b)	29,224	3,698,005
Booking Holdings Inc	2,100	10,663,254
Carnival Corp (b)	22,917	660,697
Cava Group Inc (b)(c)	6,815	366,170
Chipotle Mexican Grill Inc (b)	92,185	2,921,343
Choice Hotels International Inc	558	51,872
Churchill Downs Inc	3,638	360,890
Darden Restaurants Inc	7,629	1,374,364
Domino's Pizza Inc	653	260,194
DoorDash Inc Class A (b)	24,659	6,272,510
DraftKings Inc Class A (b)	33,019	1,010,051
Dutch Bros Inc Class A (b)	8,052	447,208
Expedia Group Inc Class A	8,317	1,829,740
Hilton Worldwide Holdings Inc	15,864	4,076,413
Las Vegas Sands Corp	21,383	1,269,081
Light & Wonder Inc Class A (b)(c)	5,673	412,427
Marriott International Inc/MD Class A1	12,005	3,128,263
McDonald's Corp	2,785	831,128
Norwegian Cruise Line Holdings Ltd (b)	27,406	614,443
Planet Fitness Inc Class A (b)	5,746	521,105
Royal Caribbean Cruises Ltd	17,413	4,994,571
Starbucks Corp	10,340	836,196
Texas Roadhouse Inc	4,549	744,125
Travel + Leisure Co	1,380	86,636
Vail Resorts Inc (c)	1,989	295,028
Viking Holdings Ltd (b)	11,990	729,592
Wendy's Co/The (c)	4,833	41,274
Wingstop Inc (c)	1,905	412,680
Wyndham Hotels & Resorts Inc	4,572	335,722
Yum! Brands Inc	6,444	890,625
		50,135,607
Household Durables - 0.1%
SharkNinja Inc (b)	994	84,987
Somnigroup International Inc	13,879	1,101,160
TopBuild Corp (b)	137	57,880
		1,244,027
Specialty Retail - 1.8%
AutoZone Inc (b)	180	661,397
Burlington Stores Inc (b)	4,316	1,180,814
Carvana Co Class A (b)	9,070	2,780,318
Chewy Inc Class A (b)	14,632	493,391
Floor & Decor Holdings Inc Class A (b)	2,378	148,577
Home Depot Inc/The	52,151	19,795,999
Lithia Motors Inc Class A	207	65,015
Murphy USA Inc	1,234	442,019
O'Reilly Automotive Inc (b)	53,832	5,083,894
Restoration Hardware Inc (b)	175	30,186
Ross Stores Inc	4,418	702,109
TJX Cos Inc/The	38,441	5,387,122
Tractor Supply Co	36,517	1,975,935
Ulta Beauty Inc (b)	772	401,347
Valvoline Inc (b)	7,604	251,008
Wayfair Inc Class A (b)	1,197	123,901
Williams-Sonoma Inc	1,192	231,653
		39,754,685
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	10,140	826,410
Lululemon Athletica Inc (b)	4,166	710,470
Ralph Lauren Corp Class A	194	62,013
Tapestry Inc	13,036	1,431,614
		3,030,507
TOTAL CONSUMER DISCRETIONARY		281,592,899

Consumer Staples - 2.3%
Beverages - 0.7%
Celsius Holdings Inc (b)	11,296	680,358
Coca-Cola Co/The	130,608	8,998,891
Coca-Cola Consolidated Inc	486	63,364
Monster Beverage Corp (b)	47,936	3,203,563
PepsiCo Inc	12,896	1,883,977
		14,830,153
Consumer Staples Distribution & Retail - 1.5%
BJ's Wholesale Club Holdings Inc (b)	1,357	119,769
Casey's General Stores Inc	389	199,631
Costco Wholesale Corp	30,504	27,802,871
Performance Food Group Co (b)	1,325	128,181
Sprouts Farmers Market Inc (b)	6,700	529,032
Sysco Corp	17,834	1,324,710
Walmart Inc	29,869	3,022,145
		33,126,339
Food Products - 0.0%
Darling Ingredients Inc (b)	1,193	38,236
Freshpet Inc (b)	905	44,535
Hershey Co/The	1,237	209,832
		292,603
Household Products - 0.1%
Colgate-Palmolive Co	26,188	2,017,785
Kimberly-Clark Corp	8,221	984,136
		3,001,921
TOTAL CONSUMER STAPLES		51,251,016

Energy - 0.3%
Energy Equipment & Services - 0.0%
SLB Ltd	8,052	290,355
Oil, Gas & Consumable Fuels - 0.3%
Cheniere Energy Inc	6,829	1,447,748
HF Sinclair Corp	1,075	55,469
Phillips 66	1,977	269,149
Targa Resources Corp	14,763	2,274,093
Texas Pacific Land Corp	1,321	1,246,205
Williams Cos Inc/The	4,534	262,383
		5,555,047
TOTAL ENERGY		5,845,402

Financials - 5.6%
Banks - 0.2%
Bank of America Corp	36,818	1,967,922
Citigroup Inc	22,386	2,266,135
Pinnacle Financial Partners Inc	355	30,250
Western Alliance Bancorp	1,592	123,141
		4,387,448
Capital Markets - 1.3%
Ameriprise Financial Inc	5,958	2,697,604
Ares Management Corp Class A	12,924	1,921,928
Bank of New York Mellon Corp/The	3,505	378,295
Blackstone Inc	50,297	7,375,552
Blue Owl Capital Inc Class A	41,880	660,448
Charles Schwab Corp/The	10,256	969,397
Coinbase Global Inc Class A (b)	1,406	483,355
FactSet Research Systems Inc	167	44,555
Goldman Sachs Group Inc/The	1,112	877,779
Hamilton Lane Inc Class A	1,831	208,661
Houlihan Lokey Inc Class A	1,398	250,354
Interactive Brokers Group Inc Class A	1,608	113,139
Jefferies Financial Group Inc	2,631	138,996
KKR & Co Inc Class A	11,607	1,373,456
Lazard Inc	1,258	61,389
LPL Financial Holdings Inc	5,475	2,065,772
Moody's Corp	10,683	5,131,045
Morningstar Inc	1,059	224,826
MSCI Inc	2,543	1,496,683
Robinhood Markets Inc Class A (b)	6,809	999,425
TPG Inc Class A	8,511	468,445
Tradeweb Markets Inc Class A	699	73,668
		28,014,772
Consumer Finance - 0.2%
Ally Financial Inc	2,294	89,397
American Express Co	12,371	4,462,591
Credit Acceptance Corp (b)	33	14,762
SLM Corp	2,101	56,412
SoFi Technologies Inc Class A (b)	10,552	313,183
		4,936,345
Financial Services - 3.6%
Affirm Holdings Inc Class A (b)	10,960	787,805
Apollo Global Management Inc	19,723	2,451,766
Block Inc Class A (b)	13,842	1,051,161
Corpay Inc (b)	4,665	1,214,533
Equitable Holdings Inc	20,641	1,019,665
Fiserv Inc (b)	10,263	684,439
Mastercard Inc Class A	55,921	30,867,833
Shift4 Payments Inc Class A (b)(c)	4,435	306,459
Toast Inc Class A (b)	31,036	1,121,641
UWM Holdings Corp Class A	1,158	6,520
Visa Inc Class A	117,067	39,889,410
WEX Inc (b)	186	27,134
		79,428,366
Insurance - 0.3%
Aon PLC	13,333	4,542,286
Arthur J Gallagher & Co	1,045	260,717
Brown & Brown Inc	2,074	165,381
Everest Group Ltd	415	130,526
Kinsale Capital Group Inc	1,519	606,795
Markel Group Inc (b)	173	341,594
Marsh & McLennan Cos Inc	4,029	717,766
Progressive Corp/The	2,015	415,090
RLI Corp	293	17,275
Ryan Specialty Holdings Inc Class A (c)	7,171	392,971
		7,590,401
TOTAL FINANCIALS		124,357,332

Health Care - 6.9%
Biotechnology - 2.6%
AbbVie Inc	121,752	26,546,806
Alnylam Pharmaceuticals Inc (b)	8,576	3,910,999
Amgen Inc	27,264	8,136,396
Apellis Pharmaceuticals Inc (b)	7,570	162,528
Caris Life Sciences Inc (b)(c)	783	23,553
Exact Sciences Corp (b)	699	45,218
Exelixis Inc (b)	14,630	565,742
Gilead Sciences Inc	23,037	2,759,602
Halozyme Therapeutics Inc (b)	8,412	548,378
Incyte Corp (b)	2,765	258,472
Insmed Inc (b)	11,995	2,274,252
Ionis Pharmaceuticals Inc (b)	9,910	736,313
Natera Inc (b)	8,918	1,774,058
Neurocrine Biosciences Inc (b)	5,686	814,292
Sarepta Therapeutics Inc (b)	5,470	131,335
Summit Therapeutics Inc (b)(c)	8,201	155,081
Ultragenyx Pharmaceutical Inc (b)	6,311	218,361
Vertex Pharmaceuticals Inc (b)	17,671	7,520,247
Viking Therapeutics Inc (b)(c)	578	22,010
		56,603,643
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp (b)	17,492	1,761,794
Dexcom Inc (b)	26,864	1,564,022
IDEXX Laboratories Inc (b)	5,546	3,491,262
Inspire Medical Systems Inc (b)	2,009	144,809
Insulet Corp (b)	4,818	1,508,082
Intuitive Surgical Inc (b)	24,526	13,103,752
Masimo Corp (b)	3,090	434,609
Penumbra Inc (b)	2,568	583,886
ResMed Inc	2,371	585,352
Stryker Corp	6,083	2,167,008
		25,344,576
Health Care Providers & Services - 0.6%
Cardinal Health Inc	8,245	1,572,899
Cencora Inc	12,589	4,252,690
Chemed Corp	97	41,836
Cigna Group/The	1,429	349,262
DaVita Inc (b)	2,552	303,739
HCA Healthcare Inc	2,485	1,142,305
McKesson Corp	7,963	6,460,700
Molina Healthcare Inc (b)	1,997	305,661
		14,429,092
Health Care Technology - 0.1%
Doximity Inc Class A (b)	9,168	605,088
Veeva Systems Inc Class A (b)	8,075	2,351,440
		2,956,528
Life Sciences Tools & Services - 0.1%
Medpace Holdings Inc (b)	1,535	897,837
Repligen Corp (b)	446	66,481
Sotera Health Co (b)	1,134	18,823
Tempus AI Inc Class A (b)	5,654	508,012
Waters Corp (b)	2,138	747,445
		2,238,598
Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co	26,937	1,240,988
Corcept Therapeutics Inc (b)(c)	6,451	473,955
Eli Lilly & Co	55,058	47,507,346
Zoetis Inc Class A	24,458	3,524,153
		52,746,442
TOTAL HEALTH CARE		154,318,879

Industrials - 5.7%
Aerospace & Defense - 1.9%
Axon Enterprise Inc (b)	5,126	3,753,411
Boeing Co (b)	7,044	1,415,985
BWX Technologies Inc	1,080	230,699
Carpenter Technology Corp	597	188,592
GE Aerospace	72,269	22,327,508
HEICO Corp	2,938	933,608
HEICO Corp Class A	5,123	1,269,121
Howmet Aerospace Inc	27,555	5,674,952
Karman Holdings Inc (b)	1,858	156,518
Leonardo DRS Inc	2,109	77,105
Loar Holdings Inc (b)	2,707	214,205
Lockheed Martin Corp	3,994	1,964,569
Rocket Lab Corp	28,429	1,790,458
Spirit AeroSystems Holdings Inc Class A (b)	859	31,517
StandardAero Inc (b)	846	24,441
TransDigm Group Inc	663	867,542
		40,920,231
Building Products - 0.4%
AAON Inc (c)	4,609	453,480
Armstrong World Industries Inc	887	168,911
Carlisle Cos Inc	354	115,068
Lennox International Inc	2,179	1,100,395
Simpson Manufacturing Co Inc	233	41,124
Trane Technologies PLC	15,318	6,872,421
		8,751,399
Commercial Services & Supplies - 0.6%
Cintas Corp	23,624	4,329,570
Copart Inc (b)	56,571	2,433,119
Rollins Inc	19,282	1,110,836
Tetra Tech Inc	3,469	110,939
Veralto Corp	6,490	640,433
Waste Management Inc	25,426	5,079,352
		13,704,249
Construction & Engineering - 0.3%
Comfort Systems USA Inc	2,390	2,307,736
EMCOR Group Inc	1,048	708,217
MasTec Inc (b)	918	187,419
Quanta Services Inc	7,837	3,519,832
WillScot Holdings Corp	3,284	71,427
		6,794,631
Electrical Equipment - 0.7%
GE Vernova Inc	18,790	10,994,781
Rockwell Automation Inc	611	225,067
Vertiv Holdings Co Class A	26,145	5,042,325
		16,262,173
Ground Transportation - 0.7%
Avis Budget Group Inc (b)(c)	420	57,149
Lyft Inc Class A (b)	4,478	91,620
Old Dominion Freight Line Inc	738	103,630
U-Haul Holding Co (b)	270	14,353
U-Haul Holding Co Class N	2,633	127,674
Uber Technologies Inc (b)	138,359	13,351,644
Union Pacific Corp	3,232	712,236
XPO Inc (b)	1,583	227,746
		14,686,052
Industrial Conglomerates - 0.0%
3M Co	5,889	980,519
Machinery - 0.2%
Allison Transmission Holdings Inc	1,011	83,458
Caterpillar Inc	3,916	2,260,550
Illinois Tool Works Inc	6,579	1,604,750
RBC Bearings Inc (b)	441	188,982
		4,137,740
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	1,420	59,257
American Airlines Group Inc (b)	2,778	36,474
Southwest Airlines Co	3,456	104,717
		200,448
Professional Services - 0.6%
Automatic Data Processing Inc	25,967	6,759,210
Booz Allen Hamilton Holding Corp Class A	8,347	727,525
Broadridge Financial Solutions Inc	7,273	1,602,969
Dawn Bidco LLC (b)	1,019	70,046
Equifax Inc	1,465	309,262
ExlService Holdings Inc (b)	10,841	423,883
KBR Inc	649	27,802
Paychex Inc	6,935	811,603
Paycom Software Inc	1,919	359,026
Paylocity Holding Corp (b)	2,796	394,991
Verisk Analytics Inc	5,776	1,263,558
		12,749,875
Trading Companies & Distributors - 0.3%
Core & Main Inc Class A (b)	7,479	390,254
Fastenal Co	64,761	2,664,916
Ferguson Enterprises Inc	800	198,800
FTAI Aviation Ltd	6,999	1,210,127
SiteOne Landscape Supply Inc (b)	999	129,640
WW Grainger Inc	2,597	2,542,463
		7,136,200
TOTAL INDUSTRIALS		126,323,517

Information Technology - 53.6%
Communications Equipment - 0.6%
Arista Networks Inc	70,899	11,180,064
Lumentum Holdings Inc (b)	356	71,755
Motorola Solutions Inc	4,827	1,963,189
Ubiquiti Inc (c)	283	222,772
		13,437,780
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	82,867	11,546,688
CDW Corp/DE	668	106,459
Jabil Inc	4,727	1,044,147
		12,697,294
IT Services - 0.7%
Cloudflare Inc Class A (b)	21,209	5,372,240
Gartner Inc (b)	5,145	1,277,709
Globant SA (b)	283	17,427
GoDaddy Inc Class A (b)	9,444	1,257,280
Kyndryl Holdings Inc (b)	1,011	29,238
MongoDB Inc Class A (b)	528	189,985
Okta Inc Class A (b)	4,445	406,851
Snowflake Inc (b)	21,481	5,904,697
Twilio Inc Class A (b)	1,695	228,622
		14,684,049
Semiconductors & Semiconductor Equipment - 21.3%
Advanced Micro Devices Inc (b)	64,740	16,581,209
Applied Materials Inc	15,633	3,644,052
Astera Labs Inc (b)	8,657	1,616,089
Broadcom Inc	302,920	111,968,320
Enphase Energy Inc (b)	8,603	262,478
Entegris Inc	1,716	157,134
KLA Corp	9,146	11,055,136
Lam Research Corp	87,876	13,836,955
Lattice Semiconductor Corp (b)	7,937	579,084
MACOM Technology Solutions Holdings Inc (b)	1,102	163,239
Marvell Technology Inc	4,122	386,396
Monolithic Power Systems Inc	3,180	3,195,900
NVIDIA Corp	1,506,053	304,960,673
Onto Innovation Inc (b)	766	103,379
QUALCOMM Inc	16,970	3,069,873
Texas Instruments Inc	25,551	4,125,464
		475,705,381
Software - 18.8%
Adobe Inc (b)	29,250	9,954,068
Appfolio Inc Class A (b)	1,502	382,154
AppLovin Corp Class A (b)	16,386	10,443,289
Atlassian Corp Class A (b)	11,120	1,883,950
Autodesk Inc (b)	14,643	4,412,522
Bentley Systems Inc Class B (c)	10,811	549,523
Cadence Design Systems Inc (b)	18,752	6,351,115
Circle Internet Group Inc Class A (c)	514	65,268
Confluent Inc Class A (b)	19,002	444,077
Crowdstrike Holdings Inc Class A (b)	16,786	9,114,966
Datadog Inc Class A (b)	21,201	3,451,735
Docusign Inc (b)	10,423	762,338
Dropbox Inc Class A (b)	3,433	99,557
Dynatrace Inc (b)	20,164	1,019,693
Elastic NV (b)	6,225	555,395
Fair Isaac Corp (b)	1,327	2,202,196
Fortinet Inc (b)	43,728	3,779,411
Gen Digital Inc	4,196	110,607
Gitlab Inc Class A (b)	9,112	444,210
Guidewire Software Inc (b)	5,755	1,344,598
HubSpot Inc (b)	3,493	1,718,277
Intuit Inc	18,766	12,527,243
Manhattan Associates Inc (b)	4,116	749,400
Microsoft Corp	478,010	247,518,358
nCino Inc (b)(c)	1,007	26,866
Nutanix Inc Class A (b)	4,261	303,554
Oracle Corp	113,800	29,885,018
Palantir Technologies Inc Class A (b)	150,122	30,094,957
Palo Alto Networks Inc (b)	45,144	9,942,515
Pegasystems Inc	2,026	128,955
Procore Technologies Inc (b)	7,850	579,487
PTC Inc (b)	968	192,187
RingCentral Inc Class A (b)	5,626	169,455
Rubrik Inc Class A (b)	4,734	356,328
Salesforce Inc	7,187	1,871,567
Samsara Inc Class A (b)	18,419	739,891
SentinelOne Inc Class A (b)	14,184	253,184
Servicenow Inc (b)	14,204	13,057,453
Strategy Inc Class A (b)	987	266,006
Synopsys Inc (b)	9,310	4,225,064
Teradata Corp (b)	1,458	30,399
Tyler Technologies Inc (b)	2,452	1,167,790
Unity Software Inc (b)	1,273	48,247
Workday Inc Class A (b)	14,787	3,547,697
Zscaler Inc (b)	6,710	2,221,949
		418,992,519
Technology Hardware, Storage & Peripherals - 11.6%
Apple Inc	941,369	254,517,937
Dell Technologies Inc Class C	2,824	457,516
NetApp Inc	5,422	638,603
Pure Storage Inc Class A (b)	18,300	1,806,210
Super Micro Computer Inc (b)	16,176	840,505
		258,260,771
TOTAL INFORMATION TECHNOLOGY		1,193,777,794

Materials - 0.3%
Chemicals - 0.3%
Ecolab Inc	4,199	1,076,624
Sherwin-Williams Co/The	14,528	5,011,288
		6,087,912
Construction Materials - 0.0%
Eagle Materials Inc	135	28,663
James Hardie Industries PLC (b)	6,549	137,071
		165,734
Metals & Mining - 0.0%
Steel Dynamics Inc	946	148,332
TOTAL MATERIALS		6,401,978

Real Estate - 0.4%
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	2,269	345,864
CoStar Group Inc (b)	3,489	240,078
Jones Lang LaSalle Inc (b)	860	262,377
		848,319
Residential REITs - 0.0%
Sun Communities Inc	1,700	215,220
UDR Inc	1,218	41,034
		256,254
Retail REITs - 0.0%
Simon Property Group Inc	4,939	868,079
Specialized REITs - 0.4%
American Tower Corp	32,147	5,753,670
Lamar Advertising Co Class A	6,007	712,370
Public Storage Operating Co	1,421	395,834
		6,861,874
TOTAL REAL ESTATE		8,834,526

Utilities - 0.3%
Electric Utilities - 0.1%
NRG Energy Inc	13,073	2,246,726
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	23,251	4,378,163
TOTAL UTILITIES		6,624,889

TOTAL UNITED STATES		2,209,466,085
TOTAL COMMON STOCKS (Cost $1,120,486,197)		2,220,855,851

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (e) (Cost $233,679)	4.15	234,000	233,749

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	4,382,951	4,383,828
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	3,950,462	3,950,857
TOTAL MONEY MARKET FUNDS (Cost $8,334,685)			8,334,685

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,129,054,561)	2,229,424,285
NET OTHER ASSETS (LIABILITIES) - 0.0%	(982,698)
NET ASSETS - 100.0%	2,228,441,587

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	9	12/19/2025	4,680,720	161,045	161,045
CME E-Mini S&P 500 Index Contracts (United States)	4	12/19/2025	1,374,800	33,180	33,180

TOTAL FUTURES CONTRACTS					194,225
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $233,749.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,528,295	100,225,248	99,369,657	77,787	(57)	(1)	4,383,828	4,382,951	0.0%
Fidelity Securities Lending Cash Central Fund	5,985,583	35,610,040	37,644,766	6,425	-	-	3,950,857	3,950,462	0.0%
Total	9,513,878	135,835,288	137,014,423	84,212	(57)	(1)	8,334,685

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	250,137,853	250,137,853	-	-
Consumer Discretionary	288,177,420	288,177,420	-	-
Consumer Staples	51,251,016	51,251,016	-	-
Energy	5,845,402	5,845,402	-	-
Financials	128,801,942	128,801,942	-	-
Health Care	154,318,879	154,318,879	-	-
Industrials	126,402,496	126,402,496	-	-
Information Technology	1,193,777,794	1,193,777,794	-	-
Materials	6,683,634	6,683,634	-	-
Real Estate	8,834,526	8,834,526	-	-
Utilities	6,624,889	6,624,889	-	-

U.S. Treasury Obligations	233,749	-	233,749	-

Money Market Funds	8,334,685	8,334,685	-	-
Total Investments in Securities:	2,229,424,285	2,229,190,536	233,749	-
Derivative Instruments:

Assets
Futures Contracts	194,225	194,225	-	-
Total Assets	194,225	194,225	-	-
Total Derivative Instruments:	194,225	194,225	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	194,225	-
Total Equity Risk	194,225	-
Total Value of Derivatives	194,225	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,304,002) - See accompanying schedule:
Unaffiliated issuers (cost $1,120,719,876)	$2,221,089,600
Fidelity Central Funds (cost $8,334,685)	8,334,685

Total Investment in Securities (cost $1,129,054,561)		$2,229,424,285
Segregated cash with brokers for derivative instruments		62,475
Receivable for investments sold		40,119,630
Receivable for fund shares sold		44,301
Dividends receivable		436,953
Distributions receivable from Fidelity Central Funds		13,770
Receivable for daily variation margin on futures contracts		21,274
Total assets		2,270,122,688
Liabilities
Payable for fund shares redeemed	$37,723,793
Other payables and accrued expenses	6,458
Collateral on securities loaned	3,950,850
Total liabilities		41,681,101
Net Assets		$2,228,441,587
Net Assets consist of:
Paid in capital		$1,121,181,854
Total accumulated earnings (loss)		1,107,259,733
Net Assets		$2,228,441,587
Net Asset Value, offering price and redemption price per share ($2,228,441,587 ÷ 72,311,732 shares)		$30.82
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$5,749,306
Interest		6,782
Income from Fidelity Central Funds (including $6,425 from security lending)		84,212
Total income		5,840,300
Expenses
Custodian fees and expenses	$16,437
Independent trustees' fees and expenses	2,211
Total expenses before reductions	18,648
Expense reductions	(217)
Total expenses after reductions		18,431
Net Investment income (loss)		5,821,869
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,827,174
Fidelity Central Funds	(57)
Futures contracts	1,099,467
Total net realized gain (loss)		19,926,584
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	536,988,844
Fidelity Central Funds	(1)
Futures contracts	1,752
Total change in net unrealized appreciation (depreciation)		536,990,595
Net gain (loss)		556,917,179
Net increase (decrease) in net assets resulting from operations		$562,739,048
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,821,869	$9,427,602
Net realized gain (loss)	19,926,584	11,265,899
Change in net unrealized appreciation (depreciation)	536,990,595	133,855,510
Net increase (decrease) in net assets resulting from operations	562,739,048	154,549,011
Distributions to shareholders	(2,697,880)	(8,536,692)

Share transactions
Proceeds from sales of shares	175,269,916	764,835,701
Reinvestment of distributions	2,697,880	8,536,692
Cost of shares redeemed	(261,793,731)	(319,128,573)

Net increase (decrease) in net assets resulting from share transactions	(83,825,935)	454,243,820
Total increase (decrease) in net assets	476,215,233	600,256,139

Net Assets
Beginning of period	1,752,226,354	1,151,970,215
End of period	$2,228,441,587	$1,752,226,354

Other Information
Shares
Sold	6,417,688	31,951,379
Issued in reinvestment of distributions	100,931	336,223
Redeemed	(9,488,484)	(13,376,853)
Net increase (decrease)	(2,969,865)	18,910,749

Financial Highlights
Fidelity® Series Large Cap Growth Index Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.28	$20.44	$15.63	$15.47	$16.85	$11.52
Income from Investment Operations
Net investment income (loss) A,B	.08	.15	.15	.15	.13	.12
Net realized and unrealized gain (loss)	7.50	2.83	4.82	.20	(.92)	5.67
Total from investment operations	7.58	2.98	4.97	.35	(.79)	5.79
Distributions from net investment income	(.04)	(.14)	(.16)	(.13)	(.12)	(.13)
Distributions from net realized gain	-	-	-	(.06)	(.46)	(.33)
Total distributions	(.04)	(.14)	(.16)	(.19)	(.59) C	(.46)
Net asset value, end of period	$30.82	$23.28	$20.44	$15.63	$15.47	$16.85
Total Return D,E	32.57%	14.52%	31.91%	2.39%	(5.34)%	51.21%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	-% I	-% I	.01%	.01%	.01%
Expenses net of fee waivers, if any I	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	.57% H	.64%	.83%	1.04%	.73%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$2,228,442	$1,752,226	$1,151,970	$813,569	$643,492	$546,009
Portfolio turnover rate J	39 % H	28%	28%	29%	40%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Series Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,114,994,940
Gross unrealized depreciation	(21,892,380)
Net unrealized appreciation (depreciation)	$1,093,102,560
Tax cost	$1,136,127,500

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(5,996,670)
Long-term	-
Total capital loss carryforward	$(5,996,670)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series Large Cap Growth Index Fund	4,586,049

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Growth Index Fund	389,237,720	470,957,076
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Large Cap Growth Index Fund	604	82	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Large Cap Growth Index Fund	384,200
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $217.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Large Cap Growth Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the fund's Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9891256.107
CGI-SANN-1225
Fidelity® Mid Cap Index Fund
Fidelity® Small Cap Index Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Mid Cap Index Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	602,154	6,623,694
Liberty Global Ltd Class C (b)	503,070	5,609,231

TOTAL BELGIUM		12,232,925
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	166,921	42,412,957
BRAZIL - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
XP Inc Class A	1,468,734	26,760,333
CANADA - 0.4%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc (United States)	1,172,039	76,991,242
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
RB Global Inc (United States)	669,498	66,427,592
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	487,768	21,100,843
TOTAL CANADA		164,519,677
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	538,797	16,826,630
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	207,051	8,263,405
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	371,032	17,479,318
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	444,497	13,299,350
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)	63,907	9,819,950
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Coupang Inc Class A (b)	4,484,382	143,365,693
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	240,563	26,815,558
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	809,963	30,090,125
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Entertainment PLC (b)	634,679	147,619,989
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	1,470,811	60,818,034
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc	1,819,221	123,707,028
TOTAL UNITED KINGDOM		332,145,051
UNITED STATES - 98.1%
Communication Services - 4.2%
Diversified Telecommunication Services - 0.2%
AST SpaceMobile Inc Class A (b)(c)	695,706	55,830,407
Frontier Communications Parent Inc (b)	881,163	33,272,715
GCI LLC Class A	11,890	434,817
GCI LLC Class C	81,061	2,968,859
Iridium Communications Inc	356,455	6,826,113
		99,332,911
Entertainment - 2.4%
Electronic Arts Inc	908,258	181,706,095
Liberty Media Corp-Liberty Formula One Class A (b)	81,655	7,428,972
Liberty Media Corp-Liberty Formula One Class C (b)	757,852	75,671,522
Liberty Media Corp-Liberty Live Class A (b)	71,223	6,249,106
Liberty Media Corp-Liberty Live Class C (b)	165,150	14,931,212
Live Nation Entertainment Inc (b)	571,592	85,470,152
Madison Square Garden Sports Corp Class A (b)	58,155	12,467,850
ROBLOX Corp Class A (b)	2,206,597	250,934,212
Roku Inc Class A (b)	466,963	49,558,783
Take-Two Interactive Software Inc (b)	657,971	168,684,025
TKO Group Holdings Inc Class A	248,267	46,773,503
Warner Bros Discovery Inc (b)	8,414,632	188,908,488
		1,088,783,920
Interactive Media & Services - 0.5%
IAC Inc Class A (b)	260,740	8,401,043
Match Group Inc	882,830	28,550,722
Pinterest Inc Class A (b)	2,133,414	70,616,003
Reddit Inc Class A (b)	421,846	88,144,722
Trump Media & Technology Group Corp (b)(c)	357,858	5,484,173
ZoomInfo Technologies Inc (b)	1,098,475	12,324,890
		213,521,553
Media - 1.1%
Charter Communications Inc Class A (b)(c)	320,612	74,971,910
DoubleVerify Holdings Inc (b)	490,418	5,580,957
Fox Corp Class A	765,556	49,493,196
Fox Corp Class B	538,886	31,476,331
Interpublic Group of Cos Inc/The	1,359,695	34,889,774
Liberty Broadband Corp Class A (b)	58,994	3,155,589
Liberty Broadband Corp Class C (b)	405,080	21,801,406
New York Times Co/The Class A	579,584	33,030,492
News Corp Class A	1,363,114	36,122,521
News Corp Class B	464,371	14,149,384
Nexstar Media Group Inc	102,074	19,978,944
NIQ Global Intelligence Plc (c)	176,316	2,186,318
Omnicom Group Inc (c)	710,820	53,325,716
Sirius XM Holdings Inc	714,557	15,498,741
Trade Desk Inc (The) Class A (b)	1,622,165	81,562,457
		477,223,736
TOTAL COMMUNICATION SERVICES		1,878,862,120

Consumer Discretionary - 10.4%
Automobile Components - 0.4%
Aptiv PLC	780,032	63,260,595
BorgWarner Inc	788,203	33,861,201
Gentex Corp	833,850	19,553,782
Lear Corp	196,488	20,562,469
QuantumScape Corp Class A (b)(c)	1,512,697	27,894,133
		165,132,180
Automobiles - 0.6%
Ford Motor Co	14,103,868	185,183,787
Harley-Davidson Inc	397,342	10,720,287
Lucid Group Inc (b)(c)	450,001	7,987,518
Rivian Automotive Inc Class A (b)(c)	2,799,257	37,985,917
Thor Industries Inc	183,855	19,185,269
		261,062,778
Broadline Retail - 0.5%
Dillard's Inc Class A	10,658	6,395,653
eBay Inc	1,663,558	135,263,901
Etsy Inc (b)	355,075	22,014,650
Macy's Inc	985,509	19,207,570
Ollie's Bargain Outlet Holdings Inc (b)	221,497	26,759,053
		209,640,827
Distributors - 0.3%
Genuine Parts Co	500,941	63,774,799
LKQ Corp	946,105	30,237,515
Pool Corp	130,993	34,982,991
		128,995,305
Diversified Consumer Services - 0.4%
ADT Inc	1,843,649	16,297,856
Bright Horizons Family Solutions Inc (b)	205,298	22,424,701
Duolingo Inc Class A (b)	136,117	36,838,705
Grand Canyon Education Inc (b)	100,496	18,923,397
H&R Block Inc	478,911	23,821,033
Service Corp International/US	503,141	42,017,305
		160,322,997
Hotels, Restaurants & Leisure - 3.4%
Aramark	942,314	35,694,854
Boyd Gaming Corp	203,897	15,877,459
Caesars Entertainment Inc (b)	747,620	15,027,162
Carnival Corp (b)	3,910,251	112,732,536
Cava Group Inc (b)(c)	262,197	14,087,845
Choice Hotels International Inc	100,988	9,387,844
Churchill Downs Inc	230,522	22,867,782
Darden Restaurants Inc	421,986	76,020,778
Domino's Pizza Inc	114,809	45,746,794
DraftKings Inc Class A (b)	1,747,451	53,454,526
Dutch Bros Inc Class A (b)	426,173	23,669,648
Expedia Group Inc Class A	437,042	96,149,240
Hilton Worldwide Holdings Inc	833,556	214,190,551
Hyatt Hotels Corp Class A (c)	149,173	20,497,862
Las Vegas Sands Corp	1,124,779	66,755,634
Light & Wonder Inc Class A (b)(c)	301,502	21,919,195
MGM Resorts International (b)	751,508	24,070,801
Norwegian Cruise Line Holdings Ltd (b)	1,597,419	35,814,134
Penn Entertainment Inc (b)	538,715	8,867,249
Planet Fitness Inc Class A (b)	303,062	27,484,693
Royal Caribbean Cruises Ltd	915,106	262,479,855
Texas Roadhouse Inc	240,273	39,303,857
Travel + Leisure Co	221,801	13,924,667
Vail Resorts Inc (c)	132,052	19,587,273
Viking Holdings Ltd (b)	631,360	38,418,256
Wendy's Co/The (c)	679,754	5,805,099
Wingstop Inc (c)	101,036	21,887,429
Wyndham Hotels & Resorts Inc	274,609	20,164,539
Wynn Resorts Ltd	297,057	35,346,812
Yum! Brands Inc	1,006,760	139,144,301
		1,536,378,675
Household Durables - 1.7%
DR Horton Inc	961,753	143,378,137
Garmin Ltd	588,647	125,935,139
Lennar Corp Class A	812,172	100,522,528
Lennar Corp Class B	38,293	4,520,489
Mohawk Industries Inc (b)	185,249	21,051,696
Newell Brands Inc	1,576,923	5,361,538
NVR Inc (b)	10,130	73,045,607
PulteGroup Inc	710,090	85,118,488
SharkNinja Inc (b)	299,092	25,572,366
Somnigroup International Inc	730,158	57,930,736
Toll Brothers Inc	354,264	47,807,927
TopBuild Corp (b)	102,931	43,486,289
Whirlpool Corp (c)	194,319	13,919,070
		747,650,010
Leisure Products - 0.1%
Brunswick Corp/DE	249,759	16,511,567
Hasbro Inc	478,233	36,493,961
Mattel Inc (b)	1,169,270	21,491,183
YETI Holdings Inc (b)	297,972	10,128,068
		84,624,779
Specialty Retail - 2.4%
AutoNation Inc (b)	99,222	19,831,501
Bath & Body Works Inc	776,624	19,011,756
Best Buy Co Inc	701,460	57,617,924
Burlington Stores Inc (b)	226,988	62,101,647
CarMax Inc (b)	551,944	23,131,973
Carvana Co Class A (b)	476,725	146,135,282
Chewy Inc Class A (b)	771,513	26,015,418
Dick's Sporting Goods Inc	228,811	50,670,196
Five Below Inc (b)	194,448	30,580,837
Floor & Decor Holdings Inc Class A (b)	390,697	24,410,749
GameStop Corp Class A (b)(c)	1,484,969	33,099,959
Gap Inc/The	838,923	19,169,391
Lithia Motors Inc Class A	92,885	29,173,321
Murphy USA Inc	64,949	23,264,732
Penske Automotive Group Inc	66,074	10,576,464
Restoration Hardware Inc (b)	55,300	9,538,696
Ross Stores Inc	1,163,606	184,920,266
Tractor Supply Co	1,920,064	103,894,663
Ulta Beauty Inc (b)	163,078	84,780,991
Valvoline Inc (b)	458,938	15,149,542
Wayfair Inc Class A (b)	343,013	35,505,276
Williams-Sonoma Inc	427,737	83,126,409
		1,091,706,993
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co (c)	111,497	5,533,596
Crocs Inc (b)	203,091	16,590,504
Deckers Outdoor Corp (b)	543,596	44,303,074
Lululemon Athletica Inc (b)	342,268	58,370,385
PVH Corp	179,673	14,073,786
Ralph Lauren Corp Class A	137,078	43,818,353
Tapestry Inc	746,933	82,028,183
Under Armour Inc Class A (b)(c)	687,832	3,170,905
Under Armour Inc Class C (b)(c)	787,143	3,494,915
VF Corp	1,305,307	18,326,510
		289,710,211
TOTAL CONSUMER DISCRETIONARY		4,675,224,755

Consumer Staples - 4.7%
Beverages - 0.4%
Boston Beer Co Inc/The Class A (b)	28,649	5,930,056
Brown-Forman Corp Class A	172,403	4,675,569
Brown-Forman Corp Class B	575,662	15,675,276
Celsius Holdings Inc (b)	593,764	35,762,406
Coca-Cola Consolidated Inc	186,975	24,377,801
Constellation Brands Inc Class A	453,337	59,559,415
Molson Coors Beverage Co Class B	605,803	26,485,707
Primo Brands Corp Class A	930,033	20,432,825
		192,899,055
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc Class A	1,458,783	25,805,871
BJ's Wholesale Club Holdings Inc (b)	472,053	41,663,398
Casey's General Stores Inc	133,629	68,577,067
Dollar General Corp	793,366	78,273,490
Dollar Tree Inc (b)	711,885	70,562,041
Kroger Co/The	2,190,282	139,367,644
Maplebear Inc (b)	626,563	23,095,112
Performance Food Group Co (b)	551,145	53,317,767
Sprouts Farmers Market Inc (b)	356,600	28,157,136
Sysco Corp	1,757,618	130,555,865
US Foods Holding Corp (b)	829,347	60,227,179
		719,602,570
Food Products - 1.9%
Archer-Daniels-Midland Co	1,726,368	104,497,055
Bunge Global SA	486,486	46,021,576
Campbell's Company/The	737,383	22,217,350
Conagra Brands Inc	1,805,961	31,044,470
Darling Ingredients Inc (b)	570,076	18,270,936
Flowers Foods Inc	753,780	8,992,595
Freshpet Inc (b)	172,384	8,483,017
General Mills Inc	1,983,658	92,458,299
Hershey Co/The	526,166	89,253,539
Hormel Foods Corp	1,047,764	22,621,225
Ingredion Inc	230,650	26,619,317
JM Smucker Co	379,341	39,280,761
Kellanova	1,003,455	83,346,972
Kraft Heinz Co/The	3,145,237	77,781,711
Lamb Weston Holdings Inc	488,079	30,129,117
McCormick & Co Inc/MD	914,479	58,672,973
Pilgrim's Pride Corp (c)	149,391	5,691,796
Post Holdings Inc (b)	179,678	18,673,935
Seaboard Corp	916	3,086,901
Smithfield Foods Inc	163,643	3,626,328
Tyson Foods Inc Class A	1,010,508	51,950,216
		842,720,089
Household Products - 0.3%
Church & Dwight Co Inc	899,068	78,839,273
Clorox Co/The	445,094	50,055,271
Reynolds Consumer Products Inc	197,469	4,826,142
		133,720,686
Personal Care Products - 0.5%
BellRing Brands Inc (b)	455,108	13,712,404
Coty Inc Class A (b)	1,250,601	4,964,886
elf Beauty Inc (b)(c)	200,246	24,458,046
Estee Lauder Cos Inc/The Class A	844,153	81,621,154
Kenvue Inc	6,974,027	100,216,768
		224,973,258
TOTAL CONSUMER STAPLES		2,113,915,658

Energy - 5.4%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	3,581,979	173,403,603
Halliburton Co	3,129,340	83,991,486
NOV Inc	1,387,573	20,258,566
Weatherford International PLC	262,462	19,340,825
		296,994,480
Oil, Gas & Consumable Fuels - 4.8%
Antero Midstream Corp	1,210,740	20,885,265
Antero Resources Corp (b)	1,059,239	32,741,077
APA Corp	1,310,852	29,690,798
Cheniere Energy Inc	797,768	169,126,816
Chord Energy Corp	232,166	21,062,100
Civitas Resources Inc	364,741	10,515,483
Coterra Energy Inc	2,776,702	65,696,769
Devon Energy Corp	2,245,976	72,971,760
Diamondback Energy Inc	688,701	98,615,096
DT Midstream Inc	368,190	40,313,123
EQT Corp	2,250,961	120,606,490
Expand Energy Corp	798,817	82,525,784
HF Sinclair Corp	576,913	29,768,711
Kinder Morgan Inc	7,041,801	184,424,769
Marathon Petroleum Corp	1,110,207	216,390,447
Matador Resources Co	209,420	8,263,713
Occidental Petroleum Corp	2,582,277	106,389,812
ONEOK Inc	2,291,963	153,561,521
Ovintiv Inc	965,061	36,199,438
Permian Resources Corp Class A	1,720,783	21,613,034
Phillips 66	1,478,723	201,313,350
Range Resources Corp	865,086	30,753,807
Targa Resources Corp	775,676	119,485,131
Texas Pacific Land Corp	69,921	65,962,073
Valero Energy Corp	1,129,881	191,582,623
Viper Energy Inc Class A	650,363	24,427,634
		2,154,886,624
TOTAL ENERGY		2,451,881,104

Financials - 14.8%
Banks - 2.3%
Bank OZK	385,450	17,341,396
BOK Financial Corp	79,878	8,353,641
Citizens Financial Group Inc	1,571,081	79,920,890
Columbia Banking System Inc	1,086,316	29,113,269
Comerica Inc	461,062	35,271,243
Commerce Bancshares Inc/MO	445,144	23,427,929
Cullen/Frost Bankers Inc	214,719	26,440,498
East West Bancorp Inc	493,652	50,155,043
Fifth Third Bancorp	2,405,064	100,098,764
First Citizens BancShares Inc/NC Class A	34,313	62,615,049
First Hawaiian Inc	452,232	11,093,251
First Horizon Corp	1,815,753	38,784,484
FNB Corp/PA	1,285,257	20,204,240
Huntington Bancshares Inc/OH	5,592,749	86,352,045
KeyCorp	3,418,224	60,126,560
M&T Bank Corp	565,451	103,969,475
Pinnacle Financial Partners Inc	279,068	23,779,384
Prosperity Bancshares Inc	331,041	21,789,119
Regions Financial Corp	3,244,744	78,522,805
SOUTHSTATE BANK CORP	363,295	32,206,102
Synovus Financial Corp	500,815	22,356,382
TFS Financial Corp	189,263	2,517,197
Webster Financial Corp	604,286	34,468,473
Western Alliance Bancorp	392,306	30,344,869
Wintrust Financial Corp	238,370	30,992,867
Zions Bancorp NA	523,760	27,293,134
		1,057,538,109
Capital Markets - 5.9%
Affiliated Managers Group Inc	99,671	23,717,711
Ameriprise Financial Inc	345,083	156,243,230
Ares Management Corp Class A	680,659	101,220,800
Bank of New York Mellon Corp/The	2,548,637	275,074,391
Blue Owl Capital Inc Class A	2,203,286	34,745,820
Carlyle Group Inc/The	944,566	50,364,259
Cboe Global Markets Inc	378,386	92,946,737
Coinbase Global Inc Class A (b)	759,496	261,099,535
Evercore Inc Class A	133,129	39,214,478
FactSet Research Systems Inc	138,884	37,054,251
Franklin Resources Inc	1,110,096	25,099,271
Hamilton Lane Inc Class A	147,719	16,834,057
Houlihan Lokey Inc Class A	195,335	34,980,592
Invesco Ltd	1,314,400	31,151,280
Janus Henderson Group PLC	448,759	19,547,942
Jefferies Financial Group Inc	561,066	29,641,117
Lazard Inc	333,826	16,290,709
LPL Financial Holdings Inc	287,800	108,589,818
MarketAxess Holdings Inc	131,656	21,072,859
Morningstar Inc	84,257	17,887,761
MSCI Inc	271,622	159,863,128
Nasdaq Inc	1,489,497	127,337,099
Northern Trust Corp	686,519	88,334,400
Raymond James Financial Inc	660,341	104,776,306
Robinhood Markets Inc Class A (b)	2,673,084	392,355,271
SEI Investments Co	375,671	30,282,839
State Street Corp	1,022,312	118,240,606
Stifel Financial Corp	360,819	42,731,794
T Rowe Price Group Inc	790,065	81,005,364
TPG Inc Class A	477,656	26,290,186
Tradeweb Markets Inc Class A	421,089	44,378,570
Virtu Financial Inc Class A	286,829	9,993,122
		2,618,365,303
Consumer Finance - 0.7%
Ally Financial Inc	996,629	38,838,632
Credit Acceptance Corp (b)(c)	16,236	7,263,012
OneMain Holdings Inc	430,145	25,460,283
SLM Corp	755,477	20,284,557
SoFi Technologies Inc Class A (b)	4,092,211	121,456,823
Synchrony Financial	1,342,979	99,890,778
		313,194,085
Financial Services - 1.8%
Affirm Holdings Inc Class A (b)	971,415	69,825,310
Block Inc Class A (b)	1,971,214	149,693,992
Corebridge Financial Inc	977,500	31,827,400
Corpay Inc (b)	245,906	64,021,627
Equitable Holdings Inc	1,087,029	53,699,233
Euronet Worldwide Inc (b)	152,790	11,590,649
Fidelity National Information Services Inc	1,901,874	118,905,162
Global Payments Inc	889,743	69,186,416
Jack Henry & Associates Inc	262,209	39,053,408
MGIC Investment Corp	842,568	23,103,215
Rocket Cos Inc Class A	3,409,384	56,800,337
Shift4 Payments Inc Class A (b)(c)	240,454	16,615,371
Toast Inc Class A (b)	1,636,069	59,127,534
UWM Holdings Corp Class A	623,816	3,512,084
Voya Financial Inc	347,949	25,908,283
Western Union Co/The (c)	1,213,303	11,320,117
WEX Inc (b)	123,517	18,018,660
		822,208,798
Insurance - 3.8%
Allstate Corp/The	953,100	182,537,712
American Financial Group Inc/OH	238,804	31,445,711
Arch Capital Group Ltd	1,317,806	113,739,836
Assurant Inc	183,030	38,751,112
Assured Guaranty Ltd	165,396	13,327,610
Axis Capital Holdings Ltd	273,946	25,657,782
Brighthouse Financial Inc (b)	209,457	11,953,711
Brown & Brown Inc	1,007,651	80,350,091
Cincinnati Financial Corp	556,357	86,007,229
CNA Financial Corp	76,471	3,406,782
Everest Group Ltd	151,674	47,704,506
Fidelity National Financial Inc/US	938,916	51,865,720
First American Financial Corp	351,345	21,962,576
Globe Life Inc	299,450	39,380,670
Hanover Insurance Group Inc/The	129,351	22,103,499
Hartford Insurance Group Inc/The	1,014,581	125,990,669
Kemper Corp	221,434	9,962,316
Kinsale Capital Group Inc	79,870	31,905,669
Lincoln National Corp	616,283	25,883,886
Loews Corp	617,110	61,439,472
Markel Group Inc (b)	44,996	88,845,952
Old Republic International Corp	825,373	32,569,219
Primerica Inc	119,076	30,944,280
Principal Financial Group Inc	802,094	67,407,980
Prudential Financial Inc	1,280,876	133,211,104
Reinsurance Group of America Inc	238,203	43,462,519
RLI Corp	296,346	17,472,560
Ryan Specialty Holdings Inc Class A	379,168	20,778,406
Unum Group	610,520	44,824,378
W R Berkley Corp	1,051,145	74,988,684
White Mountains Insurance Group Ltd	9,015	17,169,608
Willis Towers Watson PLC	353,281	110,612,281
		1,707,663,530
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp	3,801,034	38,010,340
Annaly Capital Management Inc	2,320,477	49,124,498
Rithm Capital Corp	1,910,782	20,961,278
Starwood Property Trust Inc	1,248,674	22,700,893
		130,797,009
TOTAL FINANCIALS		6,649,766,834

Health Care - 9.8%
Biotechnology - 2.3%
Alnylam Pharmaceuticals Inc (b)	450,809	205,586,936
Apellis Pharmaceuticals Inc (b)	401,984	8,630,596
Biogen Inc (b)	532,455	82,141,833
BioMarin Pharmaceutical Inc (b)	688,680	36,892,588
Caris Life Sciences Inc (b)	84,998	2,556,740
Exact Sciences Corp (b)	677,783	43,845,782
Exelixis Inc (b)	955,934	36,965,968
Halozyme Therapeutics Inc (b)	443,498	28,911,635
Incyte Corp (b)	573,910	53,649,107
Insmed Inc (b)	672,755	127,554,348
Ionis Pharmaceuticals Inc (b)	561,232	41,699,538
Moderna Inc (b)	1,306,278	35,478,510
Natera Inc (b)	470,153	93,527,536
Neurocrine Biosciences Inc (b)	351,075	50,277,451
Revolution Medicines Inc (b)	633,892	37,298,205
Roivant Sciences Ltd (b)	1,416,404	28,313,916
Sarepta Therapeutics Inc (b)(c)	97,916	2,350,963
Summit Therapeutics Inc (b)(c)	429,461	8,121,108
Ultragenyx Pharmaceutical Inc (b)	348,256	12,049,658
United Therapeutics Corp (b)	161,031	71,728,038
Viking Therapeutics Inc (b)	407,616	15,522,017
		1,023,102,473
Health Care Equipment & Supplies - 2.4%
Align Technology Inc (b)	179,397	24,735,258
Baxter International Inc	1,902,132	35,132,378
Cooper Cos Inc/The (b)	734,612	51,356,725
DENTSPLY SIRONA Inc	455,718	5,746,604
Dexcom Inc (b)	1,416,388	82,462,109
Envista Holdings Corp (b)	628,453	12,789,019
GE HealthCare Technologies Inc	1,661,601	124,536,995
Globus Medical Inc Class A (b)	418,367	25,265,183
Hologic Inc (b)	811,110	59,949,140
IDEXX Laboratories Inc (b)	291,470	183,483,280
Inspire Medical Systems Inc (b)	111,270	8,020,342
Insulet Corp (b)	253,496	79,346,783
Masimo Corp (b)	165,925	23,337,351
Penumbra Inc (b)	136,096	30,944,148
ResMed Inc	527,299	130,179,577
Solventum Corp (b)	535,257	36,954,143
STERIS PLC	354,823	83,631,781
Teleflex Inc	168,208	20,936,850
Zimmer Biomet Holdings Inc	721,673	72,571,437
		1,091,379,103
Health Care Providers & Services - 2.2%
Acadia Healthcare Co Inc (b)	329,600	7,086,400
Cardinal Health Inc	861,879	164,420,657
Cencora Inc	661,337	223,406,253
Centene Corp (b)	1,783,714	63,089,964
Chemed Corp	52,048	22,448,302
DaVita Inc (b)	135,666	16,146,967
Encompass Health Corp	359,755	40,958,107
Henry Schein Inc (b)	389,675	24,627,460
Humana Inc	436,481	121,424,649
Labcorp Holdings Inc	301,809	76,647,414
Molina Healthcare Inc (b)	195,837	29,974,811
Quest Diagnostics Inc	402,613	70,839,757
Tenet Healthcare Corp (b)	314,603	64,962,373
Universal Health Services Inc Class B	196,465	42,634,870
		968,667,984
Health Care Technology - 0.3%
Certara Inc (b)(c)	445,416	5,180,188
Doximity Inc Class A (b)	482,179	31,823,814
Veeva Systems Inc Class A (b)	533,144	155,251,533
		192,255,535
Life Sciences Tools & Services - 2.1%
Agilent Technologies Inc	1,029,170	150,629,321
Avantor Inc (b)	2,386,040	28,202,993
Bio-Rad Laboratories Inc Class A (b)	68,670	21,943,499
Bio-Techne Corp	578,119	36,172,906
Bruker Corp	387,131	15,074,881
Charles River Laboratories International Inc (b)	177,821	32,020,227
Illumina Inc (b)	577,244	71,312,724
IQVIA Holdings Inc (b)	611,009	132,259,008
Medpace Holdings Inc (b)	80,623	47,157,199
Mettler-Toledo International Inc (b)	75,133	106,410,117
QIAGEN NV (c)	769,740	36,062,319
Repligen Corp (b)	190,892	28,454,362
Revvity Inc	425,688	39,840,140
Sotera Health Co (b)	629,502	10,449,732
Tempus AI Inc Class A (b)(c)	298,533	26,823,190
Waters Corp (b)	216,142	75,563,243
West Pharmaceutical Services Inc	259,072	73,076,439
		931,452,300
Pharmaceuticals - 0.5%
Corcept Therapeutics Inc (b)	340,441	25,012,200
Elanco Animal Health Inc (b)	1,785,389	39,546,366
Jazz Pharmaceuticals PLC (b)	213,465	29,381,323
Organon & Co	940,694	6,349,684
Perrigo Co PLC	529,566	10,983,199
Royalty Pharma PLC Class A	1,369,414	51,407,802
Viatris Inc	4,364,158	45,212,677
		207,893,251
TOTAL HEALTH CARE		4,414,750,646

Industrials - 18.5%
Aerospace & Defense - 3.2%
ATI Inc (b)	505,146	49,994,300
Axon Enterprise Inc (b)	269,426	197,281,800
BWX Technologies Inc	329,496	70,383,641
Carpenter Technology Corp	173,794	54,901,525
Curtiss-Wright Corp	135,750	80,870,348
HEICO Corp	153,308	48,716,683
HEICO Corp Class A	270,829	67,092,468
Hexcel Corp	286,491	20,455,457
Howmet Aerospace Inc	1,448,315	298,280,475
Huntington Ingalls Industries Inc	140,853	45,357,483
Karman Holdings Inc (b)	95,617	8,054,776
L3Harris Technologies Inc	674,532	195,007,201
Leonardo DRS Inc	273,927	10,014,771
Loar Holdings Inc (b)(c)	155,698	12,320,383
Rocket Lab Corp	1,494,285	94,110,069
Spirit AeroSystems Holdings Inc Class A (b)	423,073	15,522,548
StandardAero Inc (b)	511,645	14,781,424
Textron Inc	641,532	51,842,201
Woodward Inc	214,111	56,120,634
		1,391,108,187
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	424,255	65,331,028
Expeditors International of Washington Inc	495,110	60,353,909
GXO Logistics Inc (b)	410,416	23,069,483
		148,754,420
Building Products - 1.1%
A O Smith Corp	410,369	27,080,250
AAON Inc (c)	243,979	24,005,094
Advanced Drainage Systems Inc	255,159	35,735,018
Allegion plc	310,796	51,520,653
Armstrong World Industries Inc	155,282	29,570,351
Builders FirstSource Inc (b)	394,372	45,814,195
Carlisle Cos Inc	155,117	50,420,781
Fortune Brands Innovations Inc	443,998	22,555,098
Hayward Holdings Inc (b)	716,706	12,162,501
Lennox International Inc	114,697	57,921,985
Masco Corp	762,078	49,352,171
Owens Corning	309,999	39,465,973
Simpson Manufacturing Co Inc	151,734	26,781,051
Trex Co Inc (b)	386,515	18,676,405
		491,061,526
Commercial Services & Supplies - 0.5%
Clean Harbors Inc (b)	182,950	38,512,805
MSA Safety Inc	133,556	20,972,298
Rollins Inc	1,013,698	58,399,142
Tetra Tech Inc	948,217	30,323,979
Veralto Corp	861,123	84,975,618
		233,183,842
Construction & Engineering - 1.5%
AECOM	477,923	64,208,955
API Group Corp (b)	1,330,672	48,995,343
Comfort Systems USA Inc	125,641	121,316,437
EMCOR Group Inc	159,748	107,954,503
Everus Construction Group Inc (b)	183,703	16,696,766
MasTec Inc (b)	224,628	45,860,052
Quanta Services Inc	531,910	238,896,738
Valmont Industries Inc	71,651	29,622,673
WillScot Holdings Corp	644,462	14,017,049
		687,568,516
Electrical Equipment - 1.9%
Acuity Inc	111,487	40,698,329
AMETEK Inc	832,087	168,173,104
Generac Holdings Inc (b)	210,890	35,433,738
Hubbell Inc	193,221	90,813,870
nVent Electric PLC	588,288	67,270,733
Regal Rexnord Corp	239,951	33,806,696
Rockwell Automation Inc	408,704	150,550,205
Sensata Technologies Holding PLC	523,869	16,674,750
Vertiv Holdings Co Class A	1,374,399	265,066,592
		868,488,017
Ground Transportation - 0.8%
Avis Budget Group Inc (b)(c)	60,982	8,297,821
JB Hunt Transport Services Inc	282,846	47,761,376
Knight-Swift Transportation Holdings Inc	576,576	26,015,109
Landstar System Inc	125,196	16,078,922
Lyft Inc Class A (b)	1,440,838	29,479,545
Old Dominion Freight Line Inc	676,096	94,937,401
Ryder System Inc	143,328	24,255,397
Saia Inc (b)	97,792	28,604,160
Schneider National Inc Class B	188,824	4,035,169
U-Haul Holding Co (b)	28,274	1,503,046
U-Haul Holding Co Class N	364,692	17,683,915
XPO Inc (b)	414,421	59,622,749
		358,274,610
Machinery - 3.8%
AGCO Corp	224,031	23,111,038
Allison Transmission Holdings Inc	308,387	25,457,347
CNH Industrial NV Class A	2,323,476	24,373,263
Crane Co	177,688	33,760,720
Cummins Inc	497,076	217,560,225
Donaldson Co Inc	419,348	35,330,069
Dover Corp	491,033	89,102,848
Esab Corp	205,577	24,015,505
Flowserve Corp	470,519	32,112,922
Fortive Corp	1,226,139	61,723,837
Gates Industrial Corp PLC (b)	915,787	20,220,577
Graco Inc	599,619	49,030,846
IDEX Corp	276,667	47,437,324
Ingersoll Rand Inc	1,457,660	111,263,188
ITT Inc	280,442	51,901,401
Lincoln Electric Holdings Inc	195,838	45,914,219
Middleby Corp/The (b)	183,663	22,816,454
Mueller Industries Inc	391,640	41,462,927
Nordson Corp	194,654	45,149,995
Oshkosh Corp	231,363	28,524,744
Otis Worldwide Corp	1,427,310	132,397,276
Pentair PLC	590,789	62,830,410
RBC Bearings Inc (b)	111,936	47,967,934
Snap-on Inc	185,241	62,157,618
Stanley Black & Decker Inc	566,657	38,374,012
Timken Co/The	225,884	17,734,153
Toro Co/The	356,028	26,605,972
Westinghouse Air Brake Technologies Corp	612,421	125,203,349
Xylem Inc/NY	878,882	132,579,350
		1,676,119,523
Marine Transportation - 0.0%
Kirby Corp (b)	205,441	21,259,035
Passenger Airlines - 0.8%
Alaska Air Group Inc (b)	414,845	17,311,482
American Airlines Group Inc (b)	2,404,596	31,572,345
Delta Air Lines 1991 Series J Pass Through Trust	2,363,410	135,612,466
Southwest Airlines Co	1,704,693	51,652,198
United Airlines Holdings Inc (b)	1,177,825	110,762,663
		346,911,154
Professional Services - 2.3%
Amentum Holdings Inc (b)	577,361	12,938,660
Booz Allen Hamilton Holding Corp Class A	440,897	38,428,583
Broadridge Financial Solutions Inc	420,886	92,763,274
CACI International Inc (b)	78,419	44,091,083
Clarivate PLC (b)(c)	1,291,597	4,391,430
Concentrix Corp (c)	163,193	6,578,310
Dawn Bidco LLC (b)	557,714	38,337,260
Equifax Inc	447,153	94,393,998
ExlService Holdings Inc (b)	573,189	22,411,690
FTI Consulting Inc (b)	113,962	18,804,870
Genpact Ltd	581,286	22,176,061
Jacobs Solutions Inc	429,897	66,982,252
KBR Inc	465,347	19,935,465
Leidos Holdings Inc	460,559	87,722,673
ManpowerGroup Inc	181,696	5,570,799
Parsons Corp (b)	190,558	15,842,992
Paychex Inc	1,165,470	136,394,954
Paycom Software Inc	185,607	34,725,214
Paylocity Holding Corp (b)	161,336	22,791,937
Robert Half Inc	382,664	10,021,970
Science Applications International Corp	170,292	15,958,063
SS&C Technologies Holdings Inc	763,823	64,863,849
TransUnion	706,591	57,361,057
Verisk Analytics Inc	505,486	110,580,117
		1,044,066,561
Trading Companies & Distributors - 2.3%
Air Lease Corp Class A	376,161	24,021,641
Applied Industrial Technologies Inc	138,013	35,481,762
Core & Main Inc Class A (b)	685,592	35,774,191
Fastenal Co	4,146,157	170,614,361
Ferguson Enterprises Inc	699,522	173,831,217
FTAI Aviation Ltd	367,895	63,609,046
MSC Industrial Direct Co Inc Class A	158,734	13,478,103
QXO Inc (b)(c)	2,212,904	39,102,014
SiteOne Landscape Supply Inc (b)	160,453	20,821,986
United Rentals Inc	231,812	201,949,978
Watsco Inc	125,842	46,311,114
Wesco International Inc	173,056	44,913,224
WW Grainger Inc	159,972	156,612,588
		1,026,521,225
TOTAL INDUSTRIALS		8,293,316,616

Information Technology - 12.5%
Communications Equipment - 0.5%
Ciena Corp (b)	509,467	96,757,973
F5 Inc (b)	207,987	52,631,110
Lumentum Holdings Inc (b)	248,189	50,024,975
Ubiquiti Inc	15,207	11,970,646
		211,384,704
Electronic Equipment, Instruments & Components - 2.4%
Arrow Electronics Inc (b)	186,432	20,796,490
Avnet Inc	300,810	14,574,245
CDW Corp/DE	475,476	75,776,610
Cognex Corp	605,986	25,081,761
Coherent Corp (b)	555,480	73,301,141
Corning Inc	2,819,955	251,201,591
Crane NXT Co (c)	176,841	11,185,193
Flex Ltd (b)	1,348,756	84,324,225
Ingram Micro Holding Corp (c)	74,079	1,700,853
IPG Photonics Corp (b)	90,257	7,682,676
Jabil Inc	380,989	84,156,660
Keysight Technologies Inc (b)	621,454	113,701,224
Littelfuse Inc	88,694	21,580,137
Ralliant Corp	409,881	18,001,974
TD SYNNEX Corp	279,241	43,698,424
Teledyne Technologies Inc (b)	167,898	88,452,024
Trimble Inc (b)	860,464	68,622,004
Vontier Corp	528,186	20,335,161
Zebra Technologies Corp Class A (b)	183,584	49,429,992
		1,073,602,385
IT Services - 2.2%
Akamai Technologies Inc (b)	519,685	39,028,344
Amdocs Ltd	399,316	33,646,366
Cloudflare Inc Class A (b)	1,114,577	282,322,354
Cognizant Technology Solutions Corp Class A	1,788,488	130,345,005
DXC Technology Co (b)	649,922	9,228,892
EPAM Systems Inc (b)	197,778	32,344,614
Gartner Inc (b)	272,954	67,785,396
Globant SA (b)(c)	169,233	10,421,368
GoDaddy Inc Class A (b)	496,848	66,145,374
Kyndryl Holdings Inc (b)	835,366	24,158,785
MongoDB Inc Class A (b)	285,474	102,719,255
Okta Inc Class A (b)	594,984	54,458,886
Twilio Inc Class A (b)	512,143	69,077,848
VeriSign Inc	304,495	73,017,901
		994,700,388
Semiconductors & Semiconductor Equipment - 2.2%
Amkor Technology Inc	412,488	13,315,113
Astera Labs Inc (b)	454,996	84,938,653
Cirrus Logic Inc (b)	184,572	24,483,476
Enphase Energy Inc (b)	466,521	14,233,556
Entegris Inc	544,405	49,851,166
First Solar Inc (b)	366,890	97,937,617
GlobalFoundries Inc (b)	373,600	13,300,159
Lattice Semiconductor Corp (b)	491,061	35,827,811
MACOM Technology Solutions Holdings Inc (b)	228,846	33,898,958
Microchip Technology Inc	1,909,017	119,160,841
MKS Inc	242,608	34,865,196
Monolithic Power Systems Inc	167,174	168,009,870
ON Semiconductor Corp (b)	1,530,433	76,644,085
Onto Innovation Inc (b)	177,620	23,971,595
Qorvo Inc (b)	306,351	29,078,837
Skyworks Solutions Inc	543,378	42,231,338
Teradyne Inc	580,837	105,572,933
Universal Display Corp	158,983	23,415,016
		990,736,220
Software - 3.5%
Appfolio Inc Class A (b)	79,609	20,254,918
Aurora Innovation Inc Class A (b)(c)	3,829,199	20,065,003
Bentley Systems Inc Class B (c)	568,510	28,897,363
BILL Holdings Inc (b)	336,416	16,706,419
Ccc Intelligent Solutions Holdings Inc Class A (b)	2,020,659	17,620,146
Circle Internet Group Inc Class A (c)	170,965	21,709,136
Confluent Inc Class A (b)	1,013,572	23,687,178
Datadog Inc Class A (b)	1,115,142	181,556,269
Docusign Inc (b)	730,956	53,462,122
Dolby Laboratories Inc Class A	218,358	14,481,503
Dropbox Inc Class A (b)	670,250	19,437,250
Dynatrace Inc (b)	1,067,130	53,964,764
Elastic NV (b)	331,217	29,551,181
Fair Isaac Corp (b)	84,755	140,653,465
Gen Digital Inc	1,986,174	52,355,547
Gitlab Inc Class A (b)	490,418	23,907,878
Guidewire Software Inc (b)	302,432	70,660,212
HubSpot Inc (b)	185,162	91,084,891
Informatica Inc Class A (b)	382,857	9,521,654
Manhattan Associates Inc (b)	217,926	39,677,787
nCino Inc (b)(c)	404,017	10,779,174
Nutanix Inc Class A (b)	921,345	65,636,618
Pegasystems Inc	314,009	19,986,673
Procore Technologies Inc (b)	418,405	30,886,657
PTC Inc (b)	430,686	85,508,398
RingCentral Inc Class A (b)	298,587	8,993,440
Rubrik Inc Class A (b)	421,187	31,702,745
SailPoint Inc (c)	220,624	4,783,127
Samsara Inc Class A (b)	980,559	39,389,055
SentinelOne Inc Class A (b)	684,654	12,221,074
Teradata Corp (b)	350,625	7,310,530
Tyler Technologies Inc (b)	155,753	74,178,924
UiPath Inc Class A (b)	1,467,917	23,281,164
Unity Software Inc (b)	1,145,217	43,403,724
Zoom Communications Inc Class A (b)	949,577	82,831,602
Zscaler Inc (b)	352,647	116,775,528
		1,586,923,119
Technology Hardware, Storage & Peripherals - 1.7%
Hewlett Packard Enterprise Co	4,739,647	115,742,180
HP Inc	3,417,592	94,564,770
NetApp Inc	721,631	84,993,698
Pure Storage Inc Class A (b)	1,121,718	110,713,567
Sandisk Corp/DE	487,087	97,091,052
Super Micro Computer Inc (b)(c)	1,854,485	96,359,041
Western Digital Corp	1,250,146	187,784,431
		787,248,739
TOTAL INFORMATION TECHNOLOGY		5,644,595,555

Materials - 4.6%
Chemicals - 1.9%
Albemarle Corp	429,461	42,185,954
Ashland Inc	191,068	9,343,225
Axalta Coating Systems Ltd (b)	835,656	23,791,126
Celanese Corp	420,156	16,150,797
CF Industries Holdings Inc	586,430	48,843,755
Corteva Inc	2,479,391	152,333,784
Dow Inc	2,194,291	52,333,840
DuPont de Nemours Inc	1,527,669	124,734,174
Eastman Chemical Co	455,545	27,114,038
Element Solutions Inc	841,594	22,487,392
FMC Corp	265,863	4,033,142
Huntsman Corp	759,253	6,286,615
International Flavors & Fragrances Inc	783,304	49,324,653
LyondellBasell Industries NV Class A1	974,125	45,218,883
Mosaic Co/The	1,148,687	31,531,458
NewMarket Corp	21,371	16,410,791
Olin Corp	454,203	9,402,002
PPG Industries Inc	835,647	81,684,494
RPM International Inc	468,816	51,232,212
Scotts Miracle-Gro Co/The	157,670	8,438,498
Westlake Corp (c)	138,372	9,521,377
		832,402,210
Construction Materials - 0.7%
Eagle Materials Inc	116,069	24,643,770
James Hardie Industries PLC (b)	533,147	11,158,767
Martin Marietta Materials Inc	216,594	132,793,781
Vulcan Materials Co	477,485	138,231,908
		306,828,226
Containers & Packaging - 1.1%
Amcor PLC	8,424,959	66,557,176
AptarGroup Inc	236,242	27,406,434
Avery Dennison Corp	281,628	49,253,921
Ball Corp	1,002,095	47,098,465
Crown Holdings Inc	417,998	40,621,046
Graphic Packaging Holding CO	1,106,008	17,685,068
International Paper Co	1,900,718	73,443,744
Packaging Corp of America	318,978	62,443,133
Sealed Air Corp	526,674	17,648,846
Silgan Holdings Inc	322,264	12,445,835
Smurfit WestRock PLC	1,891,708	69,841,859
Sonoco Products Co	367,443	14,907,163
		499,352,690
Metals & Mining - 0.9%
Alcoa Corp	944,727	34,756,506
Cleveland-Cliffs Inc (b)	1,771,002	22,013,555
MP Materials Corp (b)(c)	471,778	29,764,474
Nucor Corp	829,582	124,478,780
Reliance Inc	190,644	53,843,585
Royal Gold Inc	295,979	51,734,169
Steel Dynamics Inc	507,343	79,551,382
		396,142,451
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	229,561	19,997,058
TOTAL MATERIALS		2,054,722,635

Real Estate - 7.0%
Diversified REITs - 0.1%
WP Carey Inc	782,830	51,666,780
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc	631,681	36,776,468
Healthcare Realty Trust Inc	1,189,533	21,078,525
Healthpeak Properties Inc	1,992,250	35,760,888
Medical Properties Trust Inc (c)	1,801,720	9,314,891
Omega Healthcare Investors Inc	1,037,157	43,591,709
Ventas Inc	1,636,190	120,734,460
		267,256,941
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	2,509,766	40,206,451
Park Hotels & Resorts Inc	849,423	8,740,563
		48,947,014
Industrial REITs - 0.3%
Americold Realty Trust Inc	1,092,551	14,082,982
EastGroup Properties Inc	191,209	33,371,707
First Industrial Realty Trust Inc	462,231	25,552,130
Lineage Inc	268,868	10,593,399
Rexford Industrial Realty Inc	867,028	35,825,597
STAG Industrial Inc Class A	674,178	25,800,792
		145,226,607
Office REITs - 0.2%
BXP Inc	575,186	40,947,491
Cousins Properties Inc	604,619	15,677,771
Highwoods Properties Inc	384,633	11,012,042
Kilroy Realty Corp	424,815	17,948,434
Vornado Realty Trust	638,951	24,241,801
		109,827,539
Real Estate Management & Development - 0.9%
CBRE Group Inc Class A (b)	1,073,939	163,700,522
CoStar Group Inc (b)	1,508,240	103,781,994
Howard Hughes Holdings Inc (b)	111,736	8,858,430
Jones Lang LaSalle Inc (b)	170,366	51,976,963
Zillow Group Inc Class A (b)	181,615	12,990,921
Zillow Group Inc Class C (b)	587,419	44,044,677
		385,353,507
Residential REITs - 1.2%
American Homes 4 Rent Class A	1,233,968	38,993,389
AvalonBay Communities Inc	513,633	89,331,051
Camden Property Trust	388,172	38,615,350
Equity LifeStyle Properties Inc	693,920	42,363,816
Equity Residential	1,367,938	81,310,235
Essex Property Trust Inc	230,607	58,059,924
Invitation Homes Inc	2,212,324	62,276,921
Mid-America Apartment Communities Inc	420,238	53,887,119
Sun Communities Inc	456,331	57,771,505
UDR Inc	1,193,163	40,197,661
		562,806,971
Retail REITs - 1.3%
Agree Realty Corp	390,970	28,544,720
Brixmor Property Group Inc	1,099,548	28,764,176
Federal Realty Investment Trust	307,744	29,601,895
Kimco Realty Corp	2,424,373	50,087,546
NNN REIT Inc	675,317	27,323,326
Realty Income Corp	3,266,678	189,401,990
Regency Centers Corp	652,404	44,983,256
Simon Property Group Inc	1,170,204	205,675,055
		604,381,964
Specialized REITs - 2.3%
Crown Castle Inc	1,571,691	141,797,962
CubeSmart	822,328	30,977,096
Digital Realty Trust Inc	1,218,280	207,607,096
EPR Properties	269,457	13,208,782
Extra Space Storage Inc	761,336	101,668,809
Gaming and Leisure Properties Inc	980,619	43,794,445
Iron Mountain Inc	1,059,639	109,089,835
Lamar Advertising Co Class A	316,449	37,527,687
Millrose Properties Inc Class A	432,651	13,935,689
National Storage Affiliates Trust	255,038	7,419,055
Rayonier Inc	584,680	12,903,888
SBA Communications Corp Class A	388,976	74,481,124
VICI Properties Inc	3,814,457	114,395,565
Weyerhaeuser Co	2,625,429	60,384,867
		969,191,900
TOTAL REAL ESTATE		3,144,659,223

Utilities - 6.2%
Electric Utilities - 2.9%
Alliant Energy Corp	927,686	61,987,979
Edison International	1,391,134	77,041,001
Entergy Corp	1,612,746	154,968,763
Evergy Inc	831,326	63,854,150
Eversource Energy	1,326,969	97,943,582
Exelon Corp	3,650,855	168,377,433
FirstEnergy Corp	1,981,901	90,830,523
IDACORP Inc	194,719	25,122,645
NRG Energy Inc	687,123	118,088,959
OGE Energy Corp	725,514	32,024,188
PG&E Corp	7,951,848	126,911,494
Pinnacle West Capital Corp	430,263	38,086,881
PPL Corp	2,673,164	97,623,949
Xcel Energy Inc	2,137,620	173,510,615
		1,326,372,162
Gas Utilities - 0.4%
Atmos Energy Corp	571,568	98,149,657
MDU Resources Group Inc	732,356	14,046,588
National Fuel Gas Co	323,900	25,558,949
UGI Corp (c)	758,911	25,370,395
		163,125,589
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The	2,589,513	35,916,545
Clearway Energy Inc Class A	127,013	3,809,120
Clearway Energy Inc Class C	293,548	9,372,988
Talen Energy Corp (b)	163,830	65,495,957
Vistra Corp	1,223,341	230,355,111
		344,949,721
Multi-Utilities - 1.9%
Ameren Corp	974,669	99,435,731
CenterPoint Energy Inc	2,353,414	89,994,551
CMS Energy Corp	1,074,416	79,023,297
Consolidated Edison Inc	1,301,892	126,817,300
DTE Energy Co	748,373	101,434,476
NiSource Inc	1,699,463	71,564,387
Public Service Enterprise Group Inc	1,803,611	145,298,903
WEC Energy Group Inc	1,153,584	128,889,940
		842,458,585
Water Utilities - 0.2%
American Water Works Co Inc	703,442	90,343,056
Essential Utilities Inc	1,012,881	39,532,744
		129,875,800
TOTAL UTILITIES		2,806,781,857

TOTAL UNITED STATES		44,128,477,003
TOTAL COMMON STOCKS (Cost $33,421,337,904)		44,972,507,975

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (e) (Cost $7,357,893)	4.15	7,368,000	7,360,093

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	33,239,604	33,246,252
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	505,874,141	505,924,728
TOTAL MONEY MARKET FUNDS (Cost $539,167,063)			539,170,980

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $33,967,862,860)	45,519,039,048
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(475,158,569)
NET ASSETS - 100.0%	45,043,880,479

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	190	12/19/2025	61,896,300	396,712	396,712

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,143,549.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	101,616,714	2,018,376,517	2,086,744,806	2,283,147	(2,174)	1	33,246,252	33,239,604	0.1%
Fidelity Securities Lending Cash Central Fund	792,829,330	1,601,676,018	1,888,580,620	5,583,884	-	-	505,924,728	505,874,141	2.0%
Total	894,446,044	3,620,052,535	3,975,325,426	7,867,031	(2,174)	1	539,170,980

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,908,574,363	1,908,574,363	-	-
Consumer Discretionary	5,098,381,839	5,098,381,839	-	-
Consumer Staples	2,113,915,658	2,113,915,658	-	-
Energy	2,512,699,138	2,512,699,138	-	-
Financials	6,755,575,632	6,755,575,632	-	-
Health Care	4,414,750,646	4,414,750,646	-	-
Industrials	8,359,744,208	8,359,744,208	-	-
Information Technology	5,657,894,905	5,657,894,905	-	-
Materials	2,178,429,663	2,178,429,663	-	-
Real Estate	3,144,659,223	3,144,659,223	-	-
Utilities	2,827,882,700	2,827,882,700	-	-

U.S. Treasury Obligations	7,360,093	-	7,360,093	-

Money Market Funds	539,170,980	539,170,980	-	-
Total Investments in Securities:	45,519,039,048	45,511,678,955	7,360,093	-
Derivative Instruments:

Assets
Futures Contracts	396,712	396,712	-	-
Total Assets	396,712	396,712	-	-
Total Derivative Instruments:	396,712	396,712	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	396,712	-
Total Equity Risk	396,712	-
Total Value of Derivatives	396,712	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Mid Cap Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $570,088,064) - See accompanying schedule:
Unaffiliated issuers (cost $33,428,695,797)	$44,979,868,068
Fidelity Central Funds (cost $539,167,063)	539,170,980

Total Investment in Securities (cost $33,967,862,860)		$45,519,039,048
Foreign currency held at value (cost $2,273)		2,212
Receivable for investments sold		3,442,611
Receivable for fund shares sold		63,246,253
Dividends receivable		16,971,084
Distributions receivable from Fidelity Central Funds		642,246
Receivable for daily variation margin on futures contracts		296,305
Other receivables		436,903
Total assets		45,604,076,662
Liabilities
Payable to custodian bank	$3,442,475
Payable for investments purchased	3,475,275
Payable for fund shares redeemed	46,180,467
Accrued management fee	944,318
Other payables and accrued expenses	242,847
Collateral on securities loaned	505,910,801
Total liabilities		560,196,183
Net Assets		$45,043,880,479
Net Assets consist of:
Paid in capital		$32,544,527,052
Total accumulated earnings (loss)		12,499,353,427
Net Assets		$45,043,880,479
Net Asset Value, offering price and redemption price per share ($45,043,880,479 ÷ 1,221,292,490 shares)		$36.88
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$339,506,588
Interest		234,656
Income from Fidelity Central Funds (including $5,583,884 from security lending)		7,867,031
Total income		347,608,275
Expenses
Management fee	$5,354,652
Independent trustees' fees and expenses	41,036
Total expenses before reductions	5,395,688
Expense reductions	(15,995)
Total expenses after reductions		5,379,693
Net Investment income (loss)		342,228,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(55,585,032)
Redemptions in-kind	1,230,803,230
Fidelity Central Funds	(2,174)
Foreign currency transactions	1,407
Futures contracts	27,978,527
Total net realized gain (loss)		1,203,195,958
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,062,785,388
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(61)
Futures contracts	(8,142,615)
Total change in net unrealized appreciation (depreciation)		4,054,642,713
Net gain (loss)		5,257,838,671
Net increase (decrease) in net assets resulting from operations		$5,600,067,253
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$342,228,582	$568,598,912
Net realized gain (loss)	1,203,195,958	852,632,234
Change in net unrealized appreciation (depreciation)	4,054,642,713	859,022,580
Net increase (decrease) in net assets resulting from operations	5,600,067,253	2,280,253,726
Distributions to shareholders	(105,550,116)	(837,852,622)

Share transactions
Proceeds from sales of shares	8,063,906,811	12,084,799,366
Reinvestment of distributions	94,969,791	787,472,826
Cost of shares redeemed	(6,330,212,635)	(10,035,197,394)

Net increase (decrease) in net assets resulting from share transactions	1,828,663,967	2,837,074,798
Total increase (decrease) in net assets	7,323,181,104	4,279,475,902

Net Assets
Beginning of period	37,720,699,375	33,441,223,473
End of period	$45,043,880,479	$37,720,699,375

Other Information
Shares
Sold	226,784,587	361,934,513
Issued in reinvestment of distributions	2,703,382	23,123,576
Redeemed	(176,883,365)	(303,097,949)
Net increase (decrease)	52,604,604	81,960,140

Financial Highlights
Fidelity® Mid Cap Index Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.28	$30.77	$26.83	$27.85	$30.70	$19.71
Income from Investment Operations
Net investment income (loss) A,B	.28	.52	.48	.46	.38	.34
Net realized and unrealized gain (loss)	4.41	1.77	3.88	(.94)	(2.16)	11.28
Total from investment operations	4.69	2.29	4.36	(.48)	(1.78)	11.62
Distributions from net investment income	(.09)	(.40)	(.42)	(.41)	(.35)	(.37)
Distributions from net realized gain	-	(.39)	-	(.12)	(.72)	(.26)
Total distributions	(.09)	(.78) C	(.42)	(.54) C	(1.07)	(.63)
Net asset value, end of period	$36.88	$32.28	$30.77	$26.83	$27.85	$30.70
Total Return D,E	14.53%	7.32%	16.34%	(1.65)%	(6.13)%	59.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.02% H	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.02 % H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions, if any	.02% H	.02%	.02%	.02%	.03%	.03%
Net investment income (loss)	1.58% H	1.56%	1.66%	1.72%	1.24%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$45,043,880	$37,720,699	$33,441,223	$26,520,703	$24,606,512	$21,954,129
Portfolio turnover rate I,J	20 % H	15%	8%	9%	12%	14%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small Cap Index Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	148,009	2,421,427
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	328,859	4,255,435
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	951,838	22,149,270
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd	1,600,848	17,289,158
BELGIUM - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Titan America SA (c)	244,629	3,610,724
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	522,413	5,025,613
Financials - 0.2%
Banks - 0.1%
Bank of Nt Butterfield & Son Ltd/The (United States)	422,028	19,523,015
Insurance - 0.1%
Aspen Insurance Holdings Ltd (b)(c)	154,936	5,693,898
Hamilton Insurance Group Ltd Class B (b)	462,546	10,948,464
Kestrel Group Ltd (c)	26,376	523,300
		17,165,662
TOTAL FINANCIALS		36,688,677

Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	289,984	2,273,475
TOTAL BERMUDA		43,987,765
BRAZIL - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Pagseguro Digital Ltd Class A	1,804,800	17,308,032
StoneCo Ltd Class A (b)	2,525,845	48,016,313
		65,324,345
Information Technology - 0.0%
IT Services - 0.0%
VTEX Class A (b)(c)	591,665	2,656,576
TOTAL BRAZIL		67,980,921
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd	1,004,631	41,240,103
CANADA - 1.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	963,670	5,030,357
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Encore Energy Corp (United States) (b)(c)	1,869,891	5,777,963
Kolibri Global Energy Inc (United States) (b)	286,637	1,252,604
Teekay Tankers Ltd Class A	242,335	14,782,435
		21,813,002
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)(c)	202,376	2,881,834
Health Care - 0.2%
Biotechnology - 0.2%
Aurinia Pharmaceuticals Inc (b)	1,169,649	15,404,277
Bright Minds Biosciences Inc (United States) (b)	46,170	2,527,808
Fennec Pharmaceuticals Inc (United States) (b)	233,497	1,914,675
TuHURA Biosciences Inc (b)(c)	271,473	692,256
Xenon Pharmaceuticals Inc (b)	763,156	31,991,500
		52,530,516
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States) (c)	229,286	8,359,768
Information Technology - 0.6%
Software - 0.6%
D-Wave Quantum Inc (b)(c)	3,107,622	115,168,472
Hut 8 Corp (United States) (b)(c)	947,700	48,010,482
		163,178,954
Materials - 0.3%
Metals & Mining - 0.3%
Novagold Resources Inc (United States) (b)(c)	3,045,397	25,246,341
Ssr Mining Inc (United States) (b)(c)	2,048,242	46,208,340
US Goldmining Inc (b)	16,291	188,160
Vox Royalty Corp (United States) (c)	433,258	1,850,012
		73,492,853
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	1,070,378	3,981,806
Utilities - 0.2%
Gas Utilities - 0.2%
Brookfield Infrastructure Corp (United States)	1,210,196	54,833,981
TOTAL CANADA		386,103,071
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	1,961,887	10,554,952
Software - 0.0%
Mercurity Fintech Holding Inc (b)(c)	321,278	3,354,142
TOTAL CHINA		13,909,094
COSTA RICA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Logistic Properties Of The Americas (b)(c)	33,274	112,798
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	563,721	2,987,721
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	4,758,712	7,471,178
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	28,867	269,617
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	651,526	9,492,734
HONG KONG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Triller Group Inc (b)	1,092,285	626,425
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	354,243	4,459,919
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	415,066	4,461,960
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	150,291	10,401,640
TOTAL IRELAND		19,323,519
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)(c)	277,343	1,378,395
ISRAEL - 0.1%
Communication Services - 0.0%
Media - 0.0%
Nexxen International Ltd (b)	379,848	3,122,350
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	636,765	2,311,457
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	77,530	1,421,125
TOTAL HEALTH CARE		3,732,582

Information Technology - 0.1%
Software - 0.1%
Sapiens International Corp NV	312,970	13,473,359
TOTAL ISRAEL		20,328,291
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Ermenegildo Zegna Holditalia Spa (c)	618,632	6,316,233
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	183,686	3,220,016
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)(c)	164,484	1,172,771
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd (c)	2,485,468	7,704,951
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	448,029	27,643,389
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Bulkers Holdings Ltd	84,302	1,090,868
Costamare Inc	449,086	5,487,831
Safe Bulkers Inc	575,774	2,700,380
		9,279,079
TOTAL MONACO		36,922,468
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)(c)	631,580	19,932,665
Oil, Gas & Consumable Fuels - 0.0%
FLEX LNG Ltd (c)	311,082	8,078,800
SFL Corp Ltd (c)	1,238,574	9,239,762
		17,318,562
TOTAL ENERGY		37,251,227

Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	1,145,270	4,260,404
TOTAL NORWAY		41,511,631
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Banco Latinoamericano de Comercio Exterior SA Class E	287,027	12,345,031
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	104,881	818,072
Liberty Latin America Ltd Class C (b)	1,456,976	11,524,680
		12,342,752
Financials - 0.3%
Banks - 0.2%
First BanCorp/Puerto Rico	1,629,319	31,755,427
Ofg Bancorp	449,125	17,363,173
		49,118,600
Financial Services - 0.1%
EVERTEC Inc	644,747	18,355,947
TOTAL FINANCIALS		67,474,547

TOTAL PUERTO RICO		79,817,299
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	335,709	4,652,927
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(c)	4,640	76,560
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	518,965	20,722,272
TOTAL SINGAPORE		25,451,759
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	167,581	4,712,378
SWEDEN - 0.1%
Financials - 0.1%
Insurance - 0.1%
SiriusPoint Ltd (b)	1,029,573	18,738,229
SWITZERLAND - 0.3%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	1,351,980	22,902,541
Health Care - 0.2%
Biotechnology - 0.2%
ADC Therapeutics SA (b)	739,550	3,298,393
CRISPR Therapeutics AG (b)(c)	832,014	53,240,576
		56,538,969
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG	371,990	4,147,689
TOTAL SWITZERLAND		83,589,199
THAILAND - 0.6%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	165,104	3,894,803
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Fabrinet (b)	363,445	160,122,964
TOTAL THAILAND		164,017,767
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genius Sports Ltd Class A (b)	2,199,069	24,761,517
Financials - 0.1%
Capital Markets - 0.1%
Marex Group PLC	540,461	16,402,991
Insurance - 0.0%
Fidelis Insurance Holdings Ltd	586,408	10,543,616
TOTAL FINANCIALS		26,946,607

Health Care - 0.1%
Pharmaceuticals - 0.1%
Indivior PLC (b)	1,218,815	35,796,597
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	273,377	3,335,199
TOTAL UNITED KINGDOM		90,839,920
UNITED STATES - 95.3%
Communication Services - 2.7%
Diversified Telecommunication Services - 0.6%
Anterix Inc (b)	113,080	2,286,478
Atn International Inc	104,023	1,511,454
Bandwidth Inc Class A (b)	272,388	4,399,066
Cogent Communications Holdings Inc (c)	453,667	18,713,764
Globalstar Inc (b)(c)	504,336	27,440,922
IDT Corp Class B	163,858	8,301,046
Lumen Technologies Inc (b)	9,592,695	98,612,905
Shenandoah Telecommunications Co	511,796	6,305,327
Uniti Group Inc (b)	1,441,369	8,302,285
		175,873,247
Entertainment - 0.5%
AMC Entertainment Holdings Inc Class A (b)(c)	4,358,541	11,288,621
Atlanta Braves Holdings Inc Class A (b)(c)	11,019	475,359
Atlanta Braves Holdings Inc Class C (b)	522,269	21,266,794
Cinemark Holdings Inc (c)	1,046,045	28,253,676
CuriosityStream Inc Class A	324,187	1,406,972
Eventbrite Inc Class A (b)	747,214	1,726,064
Gaia Inc Class A (b)	171,191	854,243
Golden Matrix Group Inc (b)(c)	168,860	173,926
IMAX Corp (b)	439,627	14,283,481
Lionsgate Studios Corp	2,056,631	13,224,137
Madison Square Garden Entertainment Corp Class A (b)	397,619	17,558,855
Marcus Corp/The	237,925	3,426,120
Playstudios Inc Class A (b)	895,819	833,112
Playtika Holding Corp	633,003	2,323,121
Reservoir Media Inc (b)(c)	199,113	1,513,259
Sphere Entertainment Co Class A (b)(c)	279,156	19,116,603
Starz Entertainment Corp	111,881	1,175,869
Vivid Seats Inc Class A (b)(c)	38,961	483,506
		139,383,718
Interactive Media & Services - 0.6%
Angi Inc Class A (b)	408,031	5,414,571
Arena Group Holdings Inc/The (b)	130,177	725,086
Bumble Inc Class A (b)	725,262	4,025,204
Cargurus Inc Class A (b)	825,990	29,008,769
Cars.com Inc (b)	575,708	6,183,104
EverQuote Inc Class A (b)	277,124	5,969,251
fuboTV Inc Class A (b)(c)	3,360,357	12,702,149
Getty Images Holdings Inc Class A (b)(c)	1,126,267	2,117,382
MediaAlpha Inc Class A (b)	336,858	4,294,940
Nextdoor Holdings Inc Class A (b)	2,162,788	4,217,437
QuinStreet Inc (b)	548,939	8,118,808
Rumble Inc Class A (b)(c)	1,068,776	7,331,803
Shutterstock Inc	249,699	6,249,966
Teads Holding Co (b)(c)	385,076	569,912
Travelzoo (b)	66,021	555,896
TripAdvisor Inc Class A (c)	1,168,584	18,767,459
TrueCar Inc (b)	811,845	1,786,059
Vimeo Inc Class A (b)	1,483,096	11,568,149
Yelp Inc Class A (b)	620,748	20,472,269
Ziff Davis Inc (b)	419,095	14,207,321
ZipRecruiter Inc Class A (b)	688,457	3,201,325
		167,486,860
Media - 0.9%
Advantage Solutions Inc Class A (b)(c)	969,755	1,241,286
Altice USA Inc Class A (b)	2,640,034	5,887,276
AMC Networks Inc Class A (b)	316,763	2,401,064
Boston Omaha Corp (b)(c)	215,057	2,735,525
Cable One Inc (c)	51,827	7,698,901
EchoStar Corp Class A (b)(c)	1,364,063	102,127,398
Emerald Holding Inc	138,866	609,622
Entravision Communications Corp Class A	635,887	1,316,286
EW Scripps Co/The Class A (b)	632,103	1,536,010
Gannett Co Inc (b)	1,412,501	7,486,255
Gray Media Inc	891,904	4,076,001
Ibotta Inc Class A (b)(c)	140,692	4,538,724
iHeartMedia Inc Class A (b)	1,202,153	3,570,394
Integral Ad Science Holding Corp (b)	765,726	7,818,062
John Wiley & Sons Inc Class A	415,432	15,316,978
Magnite Inc (b)	1,407,252	25,161,666
National CineMedia Inc	650,267	2,874,180
Newsmax Inc Class B (c)	110,928	1,109,280
PubMatic Inc Class A (b)	423,916	3,543,938
Scholastic Corp	204,796	5,871,501
Sinclair Inc Class A (c)	390,018	5,327,646
Stagwell Inc Class A (b)	1,159,231	5,506,347
TechTarget Inc (c)	286,188	1,571,172
TEGNA Inc	1,620,235	31,870,023
Thryv Holdings Inc (b)(c)	376,302	2,901,288
WideOpenWest Inc (b)	489,904	2,513,208
		256,610,031
Wireless Telecommunication Services - 0.1%
Gogo Inc (b)(c)	774,673	7,049,524
Spok Holdings Inc	212,425	3,035,553
Telephone and Data Systems Inc	1,000,913	38,855,443
		48,940,520
TOTAL COMMUNICATION SERVICES		788,294,376

Consumer Discretionary - 8.7%
Automobile Components - 1.2%
Adient PLC (b)	843,682	19,564,986
American Axle & Manufacturing Holdings Inc (b)(c)	1,171,164	7,261,217
Cooper-Standard Holdings Inc (b)	169,549	5,123,771
Dana Inc	1,329,070	26,980,121
Dorman Products Inc (b)	277,500	37,221,075
Fox Factory Holding Corp (b)	420,092	9,288,234
Gentherm Inc (b)	307,189	11,304,555
Goodyear Tire & Rubber Co/The (b)	2,629,245	18,115,498
Holley Inc Class A (b)	597,947	1,716,107
LCI Industries	249,036	25,772,736
Luminar Technologies Inc Class A (b)(c)	467,359	542,135
Modine Manufacturing Co (b)	527,098	80,756,685
Motorcar Parts of America Inc (b)	131,245	2,239,040
Patrick Industries Inc (c)	326,528	34,079,727
Phinia Inc	387,195	20,099,292
Solid Power Inc (b)(c)	1,532,917	9,626,719
Standard Motor Products Inc	213,850	7,940,251
Strattec Security Corp (b)	38,850	2,383,836
Visteon Corp	276,247	29,602,629
XPEL Inc (b)(d)	242,067	8,254,485
		357,873,099
Automobiles - 0.0%
Faraday Future Intelligent Electric Inc Class A (b)(c)	923,424	1,274,325
Livewire Group Inc (b)(c)	377,049	2,066,229
Winnebago Industries Inc	274,600	10,355,166
		13,695,720
Broadline Retail - 0.1%
Groupon Inc (b)(c)	251,216	5,056,978
Kohl's Corp (c)	1,098,338	17,869,960
Savers Value Village Inc (b)(c)	384,840	3,544,376
		26,471,314
Distributors - 0.0%
A-Mark Precious Metals Inc	190,905	5,074,255
GigaCloud Technology Inc Class A (b)	249,304	6,975,526
Weyco Group Inc	62,773	1,799,702
		13,849,483
Diversified Consumer Services - 1.0%
Adtalem Global Education Inc (b)	356,771	34,970,693
American Public Education Inc (b)	174,418	5,841,259
Carriage Services Inc	141,790	6,338,013
Coursera Inc (b)	1,389,705	11,701,316
Driven Brands Holdings Inc (b)	596,957	8,566,333
European Wax Center Inc Class A (b)	305,678	1,192,144
Frontdoor Inc (b)	747,904	49,683,263
Graham Holdings Co Class B	32,335	32,727,224
KinderCare Learning Cos Inc (b)	313,922	1,852,140
Laureate Education Inc (b)	1,292,897	37,532,800
Lincoln Educational Services Corp (b)	296,335	5,754,826
Matthews International Corp Class A (c)	299,776	7,020,754
McGraw Hill Inc (c)	235,357	2,626,584
Mister Car Wash Inc (b)	1,002,025	5,601,320
Nerdy Inc Class A (b)(c)	589,953	583,994
Perdoceo Education Corp	619,135	19,663,728
Strategic Education Inc	235,754	17,912,589
Stride Inc (b)	429,796	29,243,320
Udemy Inc (b)	972,676	5,539,390
Universal Technical Institute Inc (b)	468,506	13,923,998
Zspace Inc (b)	32,924	31,250
		298,306,938
Hotels, Restaurants & Leisure - 1.5%
Accel Entertainment Inc Class A (b)	539,277	5,495,233
Bally's Corp (c)	75,913	1,382,375
Biglari Holdings Inc Class B (b)	6,712	2,425,113
BJ's Restaurants Inc (b)	202,057	6,861,856
Bloomin' Brands Inc	849,146	5,799,667
Brightstar Lottery PLC	1,126,993	18,775,703
Brinker International Inc (b)	445,248	48,380,648
Cheesecake Factory Inc/The	464,888	23,151,422
Cracker Barrel Old Country Store Inc (c)	224,686	7,571,918
Dave & Buster's Entertainment Inc (b)(c)	275,887	4,052,780
Denny's Corp (b)(c)	508,897	1,989,787
Dine Brands Global Inc (c)	161,219	3,985,334
El Pollo Loco Holdings Inc (b)	264,049	2,698,581
Empire Resorts Inc (b)(e)	17,230	0
First Watch Restaurant Group Inc (b)	455,200	7,506,248
Global Business Travel Group I Class A (b)	945,411	7,430,930
Golden Entertainment Inc	198,574	4,011,195
Hilton Grand Vacations Inc (b)	579,046	24,001,457
Inspired Entertainment Inc (b)	249,465	1,883,461
Jack in the Box Inc (c)	188,451	3,022,754
Krispy Kreme Inc (c)	773,830	2,778,050
Kura Sushi USA Inc Class A (b)	63,960	3,641,243
Life Time Group Holdings Inc (b)	1,364,770	33,750,762
Lindblad Expeditions Holdings Inc (b)	376,739	4,543,472
Marriott Vacations Worldwide Corp	281,203	18,553,774
Monarch Casino & Resort Inc	128,116	11,539,408
Nathan's Famous Inc	28,613	3,028,114
Papa John's International Inc	329,057	16,719,386
Portillo's Inc Class A (b)(c)	595,470	3,185,765
Pursuit Attractions and Hospitality Inc (b)	214,313	7,603,825
Rci Hospitality Holdings Inc	82,337	2,051,015
Red Rock Resorts Inc Class A	489,976	26,120,621
Rush Street Interactive Inc Class A (b)	891,574	15,121,095
Sabre Corp (b)	3,620,255	7,403,421
Serve Robotics Inc (b)(c)	475,916	6,296,369
Shake Shack Inc Class A (b)	390,909	37,726,628
Six Flags Entertainment Corp (b)(c)	964,331	22,160,326
Sweetgreen Inc Class A (b)(c)	1,039,761	6,540,097
Target Hospitality Corp (b)	323,934	2,491,052
United Parks & Resorts Inc (b)(c)	272,214	13,175,158
Xponential Fitness Inc Class A (b)(c)	281,053	1,888,676
		426,744,719
Household Durables - 1.7%
Bassett Furniture Industries Inc	82,741	1,220,430
Beazer Homes USA Inc (b)	280,218	6,276,883
Cavco Industries Inc (b)	76,716	40,644,137
Century Communities Inc	262,725	15,605,865
Champion Homes Inc (b)	576,333	39,323,201
Cricut Inc Class A (c)	464,551	2,466,766
Dream Finders Homes Inc Class A (b)(c)	304,272	6,024,586
Ethan Allen Interiors Inc	234,830	5,675,841
Flexsteel Industries Inc	37,276	1,274,466
Green Brick Partners Inc (b)	313,513	20,296,832
Hamilton Beach Brands Holding Co Class A	72,510	1,020,215
Helen of Troy Ltd (b)	228,792	4,262,395
Hovnanian Enterprises Inc Class A (b)	47,721	5,737,496
Installed Building Products Inc (c)	235,674	58,501,357
KB Home	669,211	41,772,151
La-Z-Boy Inc	416,900	13,215,730
Legacy Housing Corp (b)	84,348	1,894,034
Leggett & Platt Inc	1,339,107	12,507,259
LGI Homes Inc (b)	209,094	8,533,126
Lovesac Co/The (b)	137,595	1,908,443
M/I Homes Inc (b)	262,377	32,846,977
Meritage Homes Corp	716,408	48,400,524
Sonos Inc (b)	1,180,204	20,264,103
Taylor Morrison Home Corp (b)	977,007	57,907,205
Traeger Inc (b)	331,754	305,213
Tri Pointe Homes Inc (b)	867,537	27,631,053
		475,516,288
Leisure Products - 0.4%
Acushnet Holdings Corp (c)	276,912	21,413,605
American Outdoor Brands Inc (b)(c)	122,320	840,338
Clarus Corp	298,685	997,608
Escalade Inc	103,551	1,191,872
Funko Inc Class A (b)	337,894	1,054,229
JAKKS Pacific Inc	90,457	1,537,769
Johnson Outdoors Inc Class A	54,063	2,201,986
Latham Group Inc (b)	449,407	3,258,201
Malibu Boats Inc Class A (b)	184,411	5,139,535
Marine Products Corp	97,853	826,857
MasterCraft Boat Holdings Inc (b)(c)	161,652	3,242,739
Outdoor Holding Co (b)	885,599	1,416,958
Peloton Interactive Inc Class A (b)	3,790,787	27,521,114
Polaris Inc	536,657	35,473,028
Smith & Wesson Brands Inc	443,170	4,247,784
Sturm Ruger & Co Inc	161,338	6,842,345
Topgolf Callaway Brands Corp (b)	1,321,487	12,435,193
		129,641,161
Specialty Retail - 2.2%
1-800-Flowers.com Inc Class A (b)(c)	240,143	864,514
Abercrombie & Fitch Co Class A (b)	474,237	34,405,894
Academy Sports & Outdoors Inc	667,060	31,945,503
Advance Auto Parts Inc	603,410	28,438,713
America's Car-Mart Inc/TX (b)	76,327	1,697,512
American Eagle Outfitters Inc	1,635,287	27,325,646
Arhaus Inc Class A (b)	521,983	5,230,270
Arko Corp	777,928	3,426,773
Asbury Automotive Group Inc (b)	197,447	46,321,066
BARK Inc (b)	1,117,258	1,014,247
Barnes & Noble Education Inc (b)	159,092	1,452,510
Bed Bath & Beyond Inc (b)	551,000	4,248,210
Boot Barn Holdings Inc (b)	309,324	58,663,297
Buckle Inc/The	317,311	17,388,643
Build-A-Bear Workshop Inc	125,359	6,796,965
Caleres Inc	332,742	3,673,472
Camping World Holdings Inc Class A	603,617	7,943,600
Citi Trends Inc (b)	47,470	1,700,375
Designer Brands Inc Class A	362,419	1,337,326
Envela Corp (b)	66,436	603,902
EVgo Inc Class A (b)(c)	1,312,206	5,393,167
Genesco Inc (b)	98,091	2,845,620
Group 1 Automotive Inc	126,717	50,375,076
Haverty Furniture Cos Inc	142,331	3,104,239
J Jill Inc	77,193	1,163,299
Lands' End Inc (b)(c)	125,698	1,978,487
MarineMax Inc (b)	188,658	4,673,059
Monro Inc	302,259	4,428,094
National Vision Holdings Inc (b)	781,883	20,133,487
ODP Corp/The (b)	282,083	7,864,474
OneWater Marine Inc Class A (b)(c)	114,936	1,784,956
Petco Health & Wellness Co Inc Class A (b)	799,687	2,543,005
RealReal Inc/The (b)(c)	958,476	11,702,992
Revolve Group Inc Class A (b)(c)	406,280	8,986,914
Sally Beauty Holdings Inc (b)	1,016,364	15,357,260
Shoe Carnival Inc (c)	182,777	3,350,302
Signet Jewelers Ltd	402,996	39,836,155
Sleep Number Corp (b)(c)	187,612	1,031,866
Sonic Automotive Inc Class A	149,789	9,516,095
Stitch Fix Inc Class A (b)	1,078,120	4,517,323
ThredUp Inc Class A (b)	927,921	8,156,426
Tile Shop Holdings Inc (b)(c)	282,946	1,771,242
Torrid Holdings Inc (b)	320,215	400,268
Upbound Group Inc	530,425	10,279,637
Urban Outfitters Inc (b)	615,266	39,752,336
Victoria's Secret & Co (b)	696,174	24,540,134
Warby Parker Inc Class A (b)	986,142	19,318,522
Winmark Corp	29,810	12,018,498
Zumiez Inc (b)	141,830	3,070,620
		604,371,991
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd (b)	1,167,347	24,222,450
Carter's Inc	359,655	11,293,167
Figs Inc Class A (b)	890,201	6,640,899
G-III Apparel Group Ltd (b)	388,026	10,418,498
Hanesbrands Inc (b)	3,523,741	23,291,928
Kontoor Brands Inc	554,042	44,833,079
Lakeland Industries Inc	94,700	1,558,762
Movado Group Inc	157,548	2,868,949
Oxford Industries Inc	143,068	5,272,056
Rocky Brands Inc	70,919	1,999,207
Steven Madden Ltd (c)	721,947	24,481,223
Superior Group of Cos Inc	114,946	1,073,595
Wolverine World Wide Inc	809,311	18,371,360
		176,325,173
TOTAL CONSUMER DISCRETIONARY		2,522,795,886

Consumer Staples - 1.8%
Beverages - 0.1%
MGP Ingredients Inc	142,331	3,444,410
National Beverage Corp (b)(c)	241,633	8,280,763
Vita Coco Co Inc/The (b)	442,725	18,231,416
Zevia PBC Class A (b)	334,692	789,873
		30,746,462
Consumer Staples Distribution & Retail - 0.5%
Andersons Inc/The	329,615	15,264,471
Chefs' Warehouse Inc/The (b)	365,895	21,587,805
Grocery Outlet Holding Corp (b)(c)	952,463	12,963,021
Guardian Pharmacy Services Inc Class A (b)	195,688	5,487,092
HF Foods Group Inc (b)	401,716	867,706
Ingles Markets Inc Class A	146,826	10,145,677
Natural Grocers by Vitamin Cottage Inc	128,383	4,119,810
PriceSmart Inc	257,953	29,649,118
United Natural Foods Inc (b)	602,234	22,674,110
Village Super Market Inc Class A	92,069	2,888,204
Weis Markets Inc	166,643	10,555,168
		136,202,182
Food Products - 0.7%
Alico Inc	50,706	1,785,358
B&G Foods Inc	786,591	3,146,364
Beyond Meat Inc (b)(c)	737,676	1,220,854
BRC Inc Class A (b)(c)	943,748	1,198,560
Cal-Maine Foods Inc	463,520	40,697,056
Calavo Growers Inc	172,176	3,824,029
Dole PLC	712,659	9,079,276
Fresh Del Monte Produce Inc	336,436	11,893,013
Hain Celestial Group Inc (b)	967,284	1,122,049
J & J Snack Foods Corp	157,350	13,319,678
John B Sanfilippo & Son Inc	79,125	4,967,468
Lifeway Foods Inc (b)	50,949	1,222,267
Limoneira Co	168,595	2,382,247
Mama's Creations Inc (b)(c)	342,990	3,632,264
Marzetti Company/The	202,444	31,741,195
Mission Produce Inc (b)	424,363	4,888,662
Seneca Foods Corp Class A (b)	46,428	5,006,563
Simply Good Foods Co/The (b)	944,283	18,479,618
Tootsie Roll Industries Inc Class A	181,822	6,416,498
TreeHouse Foods Inc (b)	505,680	9,203,376
Utz Brands Inc Class A	728,655	7,672,737
Vital Farms Inc (b)(c)	348,338	11,442,903
Westrock Coffee Co (b)	363,093	1,601,240
		195,943,275
Household Products - 0.3%
Central Garden & Pet Co (b)(c)	216,228	6,631,713
Central Garden & Pet Co Class A (b)	367,172	10,211,053
Energizer Holdings Inc	668,257	15,523,610
Oil-Dri Corp of America	99,883	5,532,519
Spectrum Brands Holdings Inc	241,413	13,007,332
WD-40 Co	137,291	26,672,896
		77,579,123
Personal Care Products - 0.2%
Beauty Health Co/The Class A (b)(c)	1,153,049	1,648,860
Edgewell Personal Care Co	459,161	8,903,132
FitLife Brands Inc (b)	38,716	740,249
Herbalife Ltd (b)(c)	1,017,437	8,139,496
Honest Co Inc/The (b)(c)	948,677	3,234,989
Interparfums Inc	184,654	16,461,904
Lifevantage Corp	106,130	869,205
Medifast Inc (b)(c)	112,886	1,356,890
Nature's Sunshine Products Inc (b)	167,770	2,261,540
Nu Skin Enterprises Inc Class A	492,416	5,278,700
Olaplex Holdings Inc (b)	1,409,104	1,465,468
USANA Health Sciences Inc (b)	111,615	2,360,657
Waldencast plc Class A (b)(c)	440,964	798,144
		53,519,234
Tobacco - 0.0%
Ispire Technology Inc (b)(c)	193,992	362,765
Turning Point Brands Inc	171,412	15,409,939
Universal Corp/VA	245,311	12,432,361
		28,205,065
TOTAL CONSUMER STAPLES		522,195,341

Energy - 4.4%
Energy Equipment & Services - 1.6%
Archrock Inc	1,662,958	42,022,949
Atlas Energy Solutions Inc	788,442	9,760,912
Bristow Group Inc (b)	284,821	11,592,215
Cactus Inc Class A	689,949	30,475,047
Core Laboratories Inc	471,179	7,510,593
DMC Global Inc (b)	203,495	1,640,170
Energy Services of America Corp	120,880	1,324,845
Expro Group Holdings NV (b)	1,037,337	14,087,036
Flowco Holdings Inc Class A	200,695	3,251,259
Forum Energy Technologies Inc (b)	111,767	2,993,120
Helix Energy Solutions Group Inc (b)	1,392,751	9,359,287
Helmerich & Payne Inc	973,762	25,570,990
Innovex International Inc (b)(c)	389,573	7,818,730
Kodiak Gas Services Inc	677,821	24,998,038
Liberty Energy Inc Class A	1,589,588	28,787,439
Mammoth Energy Services Inc (b)	242,694	495,095
Nabors Industries Ltd (b)(c)	152,461	7,397,408
National Energy Services Reunited Corp (b)	614,444	7,754,283
Natural Gas Services Group Inc	99,786	2,778,042
Noble Corp PLC (c)	1,274,305	37,400,852
Oceaneering International Inc (b)	942,047	21,940,275
Oil States International Inc (b)	584,112	3,487,149
Patterson-UTI Energy Inc	3,548,373	22,248,299
ProFrac Holding Corp Class A (b)	137,289	750,971
ProPetro Holding Corp (b)	792,860	8,229,887
Ranger Energy Services Inc Class A	194,477	2,672,114
RPC Inc	933,742	4,855,458
SEACOR Marine Holdings Inc (b)(c)	206,751	1,314,936
Select Water Solutions Inc Class A	937,305	10,835,246
Solaris Energy Infrastructure Inc Class A	366,925	19,531,418
TETRA Technologies Inc (b)	1,275,171	9,002,707
Tidewater Inc (b)(c)	494,823	25,033,096
Transocean Ltd (b)(c)	8,543,485	32,806,982
Valaris Ltd (b)(c)	640,885	35,966,466
		475,693,314
Oil, Gas & Consumable Fuels - 2.8%
Berry Corp	769,122	2,591,941
California Resources Corp	681,983	32,169,138
Calumet Inc (b)(c)	690,517	13,506,513
Centrus Energy Corp Class A (b)(c)	158,164	58,118,943
Clean Energy Fuels Corp (b)	1,730,061	4,947,974
CNX Resources Corp (b)	1,375,899	46,312,760
Comstock Resources Inc (b)(c)	743,890	13,947,938
Core Natural Resources Inc	524,379	41,425,941
Crescent Energy Co Class A	1,801,354	15,185,414
CVR Energy Inc (b)	311,051	11,070,305
Delek US Holdings Inc	599,007	22,618,504
DHT Holdings Inc	1,286,198	17,080,709
Diversified Energy Co PLC (United States) (d)	580,055	7,337,696
Dorian LPG Ltd	373,153	10,765,464
Empire Petroleum Corp (b)(c)	149,136	448,899
Energy Fuels Inc/Canada (United States) (b)(c)	2,157,882	44,258,160
Epsilon Energy Ltd	191,956	921,389
Evolution Petroleum Corp	331,353	1,451,326
Excelerate Energy Inc Class A	230,016	5,959,715
FutureFuel Corp	264,872	1,040,947
Gevo Inc (b)(c)	2,335,699	5,465,536
Granite Ridge Resources Inc	550,280	2,905,478
Green Plains Inc (b)	643,863	6,618,912
Gulfport Energy Corp (b)	159,856	29,734,815
HighPeak Energy Inc Class A (c)	183,204	1,218,307
Infinity Natural Resources Inc Class A (b)	151,510	1,739,335
International Seaways Inc (c)	405,680	20,782,986
Kinetik Holdings Inc Class A (c)	446,959	17,212,391
Lightbridge Corp (b)(c)	212,200	5,693,326
Magnolia Oil & Gas Corp Class A	1,875,363	42,120,653
Murphy Oil Corp	1,361,705	38,536,252
NACCO Industries Inc Class A	39,706	1,678,770
Navigator Holdings Ltd	325,035	5,343,575
New Fortress Energy Inc Class A (b)(c)	1,743,771	2,249,465
NextDecade Corp (b)(c)	1,341,600	7,955,688
NextNRG Inc (b)	185,031	368,212
Nordic American Tankers Ltd (c)	2,090,465	7,692,911
Northern Oil & Gas Inc (c)	980,596	21,700,589
OPAL Fuels Inc Class A (b)(c)	212,597	512,359
Par Pacific Holdings Inc (b)	508,969	20,348,581
PBF Energy Inc Class A	842,800	28,798,476
Peabody Energy Corp	1,230,851	33,749,934
Prairie Operating Co (b)(c)	243,447	499,066
PrimeEnergy Resources Corp (b)(c)	3,339	451,566
REX American Resources Corp (b)	295,901	9,477,709
Riley Exploration Permian Inc	136,259	3,545,459
Sable Offshore Corp (b)(c)	763,869	7,990,070
SandRidge Energy Inc	366,633	4,366,599
SM Energy Co	1,151,151	24,047,544
Summit Midstream Corp Class A (b)	87,270	1,912,958
Talos Energy Inc (b)	1,202,570	11,797,212
Uranium Energy Corp (b)(c)	4,280,202	64,759,456
VAALCO Energy Inc	1,066,292	4,190,528
Verde Clean Fuels Inc Class A (b)(c)	40,625	134,875
Vital Energy Inc (b)(c)	296,747	4,661,895
Vitesse Energy Inc (c)	300,881	6,544,162
W&T Offshore Inc (c)	1,039,788	2,183,555
World Kinect Corp	552,486	14,281,763
XCF Global Inc Class A	351,084	309,481
		814,740,125
TOTAL ENERGY		1,290,433,439

Financials - 15.9%
Banks - 9.1%
1st Source Corp	183,022	10,878,828
ACNB Corp	103,051	4,655,844
Amalgamated Financial Corp	235,885	6,430,225
Amerant Bancorp Inc Class A	371,056	6,222,609
Ameris Bancorp	664,817	47,614,194
Ames National Corp	92,067	1,920,518
Arrow Financial Corp	168,716	4,705,489
Associated Banc-Corp	1,676,846	41,535,475
Atlantic Union Bankshares Corp	1,436,395	46,711,565
Axos Financial Inc (b)	546,305	42,600,864
Banc of California Inc	1,292,314	21,930,569
BancFirst Corp	209,880	22,847,537
Bancorp Inc/The (b)	457,918	29,934,100
Bank First Corp	90,931	11,104,494
Bank of Hawaii Corp	398,714	25,888,500
Bank of Marin Bancorp	149,168	3,841,076
Bank7 Corp	42,720	1,773,307
BankFinancial Corp	113,137	1,250,164
BankUnited Inc	761,121	30,505,730
Bankwell Financial Group Inc	69,858	3,028,344
Banner Corp	343,744	20,758,700
Bar Harbor Bankshares	154,076	4,519,049
BayCom Corp	103,105	2,810,642
BCB Bancorp Inc	166,520	1,322,169
Beacon Financial Corp	838,586	20,411,183
Blue Foundry Bancorp (b)	177,565	1,463,136
Blue Ridge Bankshares Inc (b)	631,078	2,827,229
Bridgewater Bancshares Inc (b)	205,728	3,386,283
Burke & Herbert Financial Services Corp	136,880	8,056,757
Business First Bancshares Inc	285,426	6,998,646
BV Financial Inc (b)	82,030	1,337,089
Byline Bancorp Inc	306,742	8,202,281
C&F Financial Corp	30,965	2,118,316
Cadence Bank	1,881,537	71,009,206
California BanCorp (b)	220,116	4,069,945
Camden National Corp	170,364	6,499,387
Capital Bancorp Inc	116,240	3,230,891
Capital City Bank Group Inc	139,720	5,435,108
Capitol Federal Financial Inc	1,245,634	7,523,629
Carter Bankshares Inc (b)	225,221	3,846,775
Cathay General Bancorp	679,905	30,901,682
CB Financial Services Inc	46,579	1,507,762
Central Pacific Financial Corp	267,969	7,639,796
CF Bankshares Inc Class A	35,780	830,096
Chain Bridge Bancorp Inc Class A (b)	22,470	666,010
Chemung Financial Corp	42,103	2,133,359
ChoiceOne Financial Services Inc	143,365	4,105,974
Citizens & Northern Corp	155,687	3,014,100
Citizens Community Bancorp Inc/WI	95,772	1,498,832
Citizens Financial Services Inc	46,081	2,524,778
City Holding Co	141,656	16,698,409
Civista Bancshares Inc	184,975	3,982,512
CNB Financial Corp/PA	282,441	6,948,049
Coastal Financial Corp/WA Class A (b)	129,363	13,777,160
CoastalSouth Bancshares Inc (b)	42,166	897,292
Colony Bankcorp Inc	168,351	2,691,932
Columbia Financial Inc (b)	266,047	3,924,193
Community Financial System Inc	533,695	29,609,399
Community Trust Bancorp Inc	161,052	8,245,057
Community West Bancshares	165,824	3,512,152
Connectone Bancorp Inc	479,338	11,532,872
Customers Bancorp Inc (b)	296,377	19,892,824
CVB Financial Corp	1,335,874	24,540,005
Dime Community Bancshares Inc	401,372	10,536,015
Eagle Bancorp Inc	283,641	4,750,987
Eagle Bancorp Montana Inc	73,227	1,188,474
Eagle Financial Services Inc	45,874	1,661,098
Eastern Bankshares Inc	1,979,790	34,705,719
ECB Bancorp Inc/MD (b)(c)	74,335	1,191,590
Enterprise Financial Services Corp	368,230	19,284,205
Equity Bancshares Inc Class A	137,039	5,551,450
Esquire Financial Holdings Inc	71,536	6,710,077
Farmers & Merchants Bancorp Inc/Archbold OH	129,565	3,096,604
Farmers National Banc Corp	373,807	4,852,015
FB Bancorp Inc (b)	170,417	2,065,454
FB Financial Corp	415,855	22,460,329
Fidelity D&D Bancorp Inc	49,191	2,148,663
Financial Institutions Inc	199,384	5,668,487
Finward Bancorp	33,145	1,165,047
Finwise Bancorp (b)	89,399	1,715,567
First Bancorp Inc/The	112,021	2,777,001
First Bancorp/Southern Pines NC	405,121	19,664,573
First Bank/Hamilton NJ	213,240	3,330,809
First Busey Corp	863,759	19,313,651
First Business Financial Services Inc	79,657	4,031,441
First Capital Inc	33,066	1,423,491
First Commonwealth Financial Corp	1,051,946	16,084,254
First Community Bankshares Inc	158,091	5,112,663
First Community Corp/SC	73,005	1,957,264
First Financial Bancorp	964,109	22,569,792
First Financial Bankshares Inc	1,354,200	41,831,238
First Financial Corp	114,727	6,117,244
First Foundation Inc (b)	630,488	3,429,855
First Internet Bancorp	77,980	1,383,365
First Interstate BancSystem Inc Class A	906,790	28,337,188
First Merchants Corp	590,060	20,935,329
First Mid Bancshares Inc	210,037	7,504,622
First National Corp/VA	77,046	1,735,076
First Savings Financial Group Inc	55,099	1,630,930
First United Corp	60,471	2,088,064
First Western Financial Inc (b)	82,026	1,893,980
Firstsun Capital Bancorp (b)(c)	125,913	4,286,079
Five Star Bancorp	156,148	5,544,815
Flagstar Financial Inc	3,052,156	34,855,622
Flushing Financial Corp	329,514	4,504,456
Franklin Financial Services Corp	41,965	1,901,015
FS Bancorp Inc	67,008	2,592,540
Fulton Financial Corp	1,845,975	32,064,586
FVCBankcorp Inc	156,905	1,917,379
GBank Financial Holdings Inc (b)(c)	90,011	3,264,699
German American Bancorp Inc	364,774	14,058,390
Glacier Bancorp Inc (c)	1,292,175	52,785,349
Great Southern Bancorp Inc	86,233	4,803,178
Greene County Bancorp Inc	71,403	1,567,296
Hancock Whitney Corp	868,131	49,578,961
Hanmi Financial Corp	303,569	8,014,222
Hanover Bancorp Inc	46,163	956,036
Harborone Northeast Bancorp Inc	384,704	4,654,918
Hawthorn Bancshares Inc	58,715	1,773,780
HBT Financial Inc	99,834	2,434,951
Heritage Commerce Corp	611,657	6,361,233
Heritage Financial Corp Wash	344,476	7,643,922
Hilltop Holdings Inc	449,687	14,524,890
Hingham Institution For Savings The	16,713	4,917,967
Home Bancorp Inc	68,864	3,660,122
Home BancShares Inc/AR	1,899,693	50,740,800
HomeTrust Bancshares Inc	159,344	6,263,813
Hope Bancorp Inc	1,255,779	13,173,122
Horizon Bancorp Inc/IN	438,208	6,836,045
Independent Bank Corp	491,240	33,055,540
Independent Bank Corp/MI	203,449	6,148,229
International Bancshares Corp	548,967	36,440,429
Investar Holding Corp	91,710	2,179,030
John Marshall Bancorp Inc	126,487	2,415,902
Kearny Financial Corp/MD	584,038	3,732,003
Lakeland Financial Corp	252,261	14,391,490
Landmark Bancorp Inc/Manhattan KS	46,425	1,192,658
LCNB Corp	141,734	2,177,034
LINKBANCORP Inc	226,265	1,590,643
Live Oak Bancshares Inc	354,849	11,049,998
MainStreet Bancshares Inc	69,339	1,286,238
Mechanics Bancorp Class A (b)	181,604	2,431,678
Mercantile Bank Corp	159,997	7,015,868
Meridian Corp	91,624	1,309,307
Metrocity Bankshares Inc	196,567	5,034,081
Metropolitan Bank Holding Corp	90,937	6,026,395
Mid Penn Bancorp Inc	193,344	5,500,637
Middlefield Banc Corp	74,646	2,433,460
Midland States Bancorp Inc	215,488	3,154,744
MidWestOne Financial Group Inc	158,469	5,861,768
MVB Financial Corp	115,585	2,956,664
National Bank Holdings Corp Class A	383,590	13,678,819
National Bankshares Inc VA	65,464	1,874,234
NB Bancorp Inc	347,552	6,280,265
Nbt Bancorp Inc	514,226	20,810,726
Nicolet Bankshares Inc	135,433	16,000,055
Northeast Bank	78,419	6,765,991
Northeast Community Bancorp Inc	125,546	2,465,723
Northfield Bancorp Inc	381,990	3,903,938
Northpointe Bancshares Inc	104,524	1,656,705
Northrim BanCorp Inc	217,949	4,790,519
Northwest Bancshares Inc	1,479,787	17,328,306
Norwood Financial Corp	87,800	2,336,358
Oak Valley Bancorp	69,485	1,895,551
OceanFirst Financial Corp	578,110	10,510,040
Ohio Valley Banc Corp	38,821	1,358,735
Old National Bancorp/IN	3,527,144	72,059,552
Old Second Bancorp Inc	495,677	8,897,402
OP Bancorp	121,669	1,624,281
Orange County Bancorp Inc	110,089	2,691,676
Origin Bancorp Inc	297,620	10,315,509
Orrstown Financial Services Inc	188,284	6,266,092
Park National Corp	149,131	22,696,247
Parke Bancorp Inc	100,417	2,170,011
Pathward Financial Inc	238,396	16,225,232
Patriot National Bancorp Inc (b)	448,838	534,116
PCB Bancorp	110,795	2,334,451
Peapack-Gladstone Financial Corp	159,256	4,029,177
Peoples Bancorp Inc/OH	355,795	10,175,737
Peoples Bancorp of North Carolina Inc	43,824	1,289,740
Peoples Financial Services Corp	95,368	4,247,691
Pioneer Bancorp Inc/NY (b)	108,633	1,427,438
Plumas Bancorp	56,886	2,334,601
Ponce Financial Group Inc (b)	187,790	2,649,717
Preferred Bank/Los Angeles CA	117,866	10,637,407
Primis Financial Corp	214,903	2,339,219
Princeton Bancorp Inc	55,303	1,718,817
Provident Bancorp Inc (b)	154,768	1,973,292
Provident Financial Services Inc	1,303,445	23,840,009
QCR Holdings Inc	165,479	12,309,983
RBB Bancorp	171,077	3,187,165
Red River Bancshares Inc	46,690	3,084,341
Renasant Corp	947,769	31,873,471
Republic Bancorp Inc/KY Class A	84,031	5,537,643
Rhinebeck Bancorp Inc (b)	40,763	407,221
Richmond Mutual BanCorp Inc	92,875	1,238,024
Riverview Bancorp Inc	196,253	1,016,591
S&T Bancorp Inc	381,097	13,963,394
SB Financial Group Inc	60,199	1,177,492
Seacoast Banking Corp of Florida	854,913	25,903,864
ServisFirst Bancshares Inc	518,755	36,452,914
Shore Bancshares Inc	310,700	4,850,027
Sierra Bancorp	127,087	3,657,564
Simmons First National Corp Class A	1,425,955	24,783,098
SmartFinancial Inc	143,417	5,015,292
Sound Financial Bancorp Inc	20,855	930,967
South Plains Financial Inc	127,772	4,663,678
Southern First Bancshares Inc (b)	77,296	3,388,657
Southern Missouri Bancorp Inc	96,498	5,060,355
Southside Bancshares Inc	295,940	8,321,833
SR Bancorp Inc	74,312	1,093,873
Stellar Bancorp Inc	471,782	13,884,544
Stock Yards Bancorp Inc	263,268	17,117,685
Texas Capital Bancshares Inc (b)	457,005	38,315,299
Third Coast Bancshares Inc (b)	128,296	4,714,878
Timberland Bancorp Inc/WA	76,254	2,449,278
Tompkins Financial Corp	135,708	8,612,030
Towne Bank/Portsmouth VA	739,774	24,050,053
TriCo Bancshares	298,358	13,196,374
Triumph Financial Inc (b)	227,800	12,405,988
TrustCo Bank Corp NY	189,085	7,130,395
Trustmark Corp	569,788	21,207,509
UMB Financial Corp	731,011	78,130,456
Union Bankshares Inc/Morrisville VT	37,257	850,205
United Bankshares Inc/WV	1,431,208	51,222,934
United Community Banks Inc/GA	1,234,469	36,046,495
United Security Bancshares/Fresno CA	144,171	1,321,327
Unity Bancorp Inc	72,849	3,308,073
Univest Financial Corp	289,884	8,510,994
USCB Financial Holdings Inc	105,906	1,827,938
Valley National Bancorp	4,896,740	53,227,564
Virginia National Bankshares Corp	48,822	1,942,139
WaFd Inc	796,947	23,135,371
Washington Trust Bancorp Inc	196,983	5,365,817
WesBanco Inc	956,006	28,775,781
West BanCorp Inc	155,960	3,317,269
Westamerica BanCorp	249,954	11,910,308
Western New England Bancorp Inc	182,204	2,071,659
WSFS Financial Corp	562,557	29,303,594
		2,622,650,474
Capital Markets - 1.5%
Acadian Asset Management Inc	266,879	12,836,880
AlTi Global Inc Class A (b)(c)	425,663	1,677,112
Artisan Partners Asset Management Inc Class A	633,885	27,675,419
Bakkt Holdings Inc Class A (b)	111,131	3,074,995
BGC Group Inc Class A	3,640,740	33,276,364
Cohen & Steers Inc	279,727	19,110,949
Diamond Hill Investment Group Inc	25,679	3,295,900
DigitalBridge Group Inc Class A	1,721,724	20,367,995
Donnelley Financial Solutions Inc (b)	266,961	12,266,858
Forge Global Holdings Inc Class A (b)	104,031	2,282,440
GCM Grosvenor Inc Class A (c)	484,409	5,575,548
MarketWise Inc Class A	23,196	393,868
Moelis & Co Class A	747,812	47,358,934
Open Lending Corp (b)(c)	1,061,613	2,017,065
P10 Inc Class A (c)	579,335	5,886,044
Perella Weinberg Partners Class A	622,400	11,626,432
Piper Sandler Cos	175,669	56,084,085
PJT Partners Inc Class A	230,602	37,152,288
Siebert Financial Corp (b)(c)	140,742	395,485
Silvercrest Asset Management Group Inc Class A	83,114	1,175,232
StepStone Group Inc Class A	700,632	42,654,476
StoneX Group Inc (b)	461,149	42,388,816
Value Line Inc	8,629	316,338
Victory Capital Holdings Inc Class A	445,367	27,733,003
Virtus Invt Partners Inc	66,360	10,804,735
Westwood Holdings Group Inc	76,412	1,279,901
WisdomTree Inc	1,203,340	14,391,946
		443,099,108
Consumer Finance - 1.0%
Atlanticus Holdings Corp (b)	52,853	2,912,729
Bread Financial Holdings Inc	470,023	29,446,941
Consumer Portfolio Services Inc (b)	92,242	774,832
Dave Inc Class A (b)	93,193	22,302,949
Encore Capital Group Inc (b)	228,009	9,480,614
Enova International Inc (b)	241,877	28,921,233
FirstCash Holdings Inc	398,629	63,182,697
Green Dot Corp Class A (b)	541,877	6,291,192
Jefferson Capital Inc	116,135	2,192,629
LendingClub Corp (b)	1,137,799	19,786,325
Lendingtree Inc (b)	112,928	7,227,392
Medallion Financial Corp	172,181	1,692,539
Navient Corp	695,966	8,511,664
Nelnet Inc Class A	129,308	16,687,197
NerdWallet Inc Class A (b)	416,213	4,857,206
Oportun Financial Corp (b)	386,625	2,060,711
OppFi Inc Class A	244,280	2,381,730
PRA Group Inc (b)	396,490	5,435,878
PROG Holdings Inc	396,260	11,463,802
Regional Management Corp	93,448	3,677,179
Upstart Holdings Inc (b)(c)	846,611	40,230,955
Vroom Inc	11,142	262,616
World Acceptance Corp (b)	25,923	3,304,405
		293,085,415
Financial Services - 1.8%
Acacia Research Corp (b)(c)	337,170	1,169,980
Alerus Financial Corp	229,833	4,854,073
Better Home & Finance Holding Co Class A (b)(c)	51,839	3,795,133
Burford Capital Ltd (United States)	2,023,532	20,134,143
Cannae Holdings Inc	574,023	10,263,531
Cantaloupe Inc (b)(c)	589,964	6,230,020
Cass Information Systems Inc	122,392	4,838,156
Compass Diversified Holdings	684,979	4,370,166
Enact Holdings Inc	293,047	10,467,639
Essent Group Ltd	982,626	59,517,657
Federal Agricultural Mortgage Corp Class C	93,676	14,860,761
Finance of America Cos Inc Class A (b)	43,934	966,548
Flywire Corp (b)	1,178,853	15,702,322
HA Sustainable Infrastructure Capital Inc	1,208,426	33,485,484
International Money Express Inc (b)	274,310	4,084,476
Jackson Financial Inc	721,720	72,756,593
loanDepot Inc Class A (b)(c)	850,091	2,567,275
Marqeta Inc Class A (b)	3,859,310	17,482,674
Merchants Bancorp/IN	261,305	8,150,103
NCR Atleos Corp (b)	734,796	27,113,972
NewtekOne Inc	257,415	2,677,116
NMI Holdings Inc (b)	785,978	28,633,179
Onity Group Inc (b)	65,097	2,439,185
Payoneer Global Inc (b)	2,794,303	16,179,014
Paysafe Ltd (b)(c)	328,531	3,617,126
Paysign Inc (b)	350,743	1,811,588
PennyMac Financial Services Inc	294,083	36,998,582
Priority Technology Holdings Inc (b)	248,918	1,732,469
Radian Group Inc	1,366,272	46,371,272
Remitly Global Inc (b)	1,678,974	26,930,743
Repay Holdings Corp Class A (b)	770,883	3,307,088
Security National Financial Corp Class A	151,325	1,206,060
Sezzle Inc (b)(c)	159,822	10,476,332
SWK Holdings Corp	28,446	460,541
Velocity Financial Inc (b)	83,944	1,563,037
Walker & Dunlop Inc	331,922	26,527,206
Waterstone Financial Inc	160,855	2,461,082
		536,202,326
Insurance - 1.7%
Abacus Global Management Inc Class A (b)	403,450	2,025,319
Ambac Financial Group Inc (b)	431,323	3,541,162
American Coastal Insurance Corp	245,390	2,905,418
American Integrity Insurance Group Inc	79,392	1,891,911
Amerisafe Inc	192,357	7,709,669
Ategrity Specialty Holdings LLC	62,673	1,217,736
Baldwin Insurance Group Inc/The Class A (b)(c)	706,379	15,610,976
Bowhead Specialty Holdings Inc (b)	162,227	3,886,959
Citizens Inc/TX Class A (b)(c)	452,569	2,520,809
CNO Financial Group Inc	968,050	38,741,362
Crawford & Co Class A	161,095	1,744,659
Donegal Group Inc Class A	168,928	3,167,400
eHealth Inc (b)	293,957	1,525,637
Employers Holdings Inc	244,579	9,325,797
F&G Annuities & Life Inc	215,525	6,390,316
Genworth Financial Inc Class A (b)	4,139,193	34,934,789
GoHealth Inc Class A (b)	51,003	201,972
Goosehead Insurance Inc Class A	242,157	16,628,921
Greenlight Capital Re Ltd Class A (b)	259,905	3,150,049
HCI Group Inc	103,787	21,173,586
Heritage Insurance Holdings Inc (b)	227,762	5,382,016
Hippo Holdings Inc (b)	180,900	6,653,502
Horace Mann Educators Corp	411,009	18,376,212
Investors Title Co	14,246	3,683,873
James River Group Holdings Ltd	383,370	1,955,187
Kingstone Cos Inc	112,841	1,645,222
Lemonade Inc (b)(c)	559,383	33,607,731
MBIA Inc (b)(c)	459,717	3,139,867
Mercury General Corp	270,714	20,926,192
NI Holdings Inc (b)	66,184	873,629
Oscar Health Inc Class A (b)(c)	1,952,501	35,145,018
Palomar Hldgs Inc (b)	265,226	30,238,416
ProAssurance Corp (b)	510,160	12,218,332
Root Inc/OH Class A (b)(c)	115,516	9,301,348
Safety Insurance Group Inc	150,481	10,342,559
Selective Insurance Group Inc	612,865	46,173,250
Selectquote Inc (b)	1,401,852	2,915,852
Skyward Specialty Insurance Group Inc (b)	359,280	16,379,575
Slide Insurance Holdings Inc (b)	269,592	4,310,776
Stewart Information Services Corp	279,887	19,107,885
Tiptree Inc Class A	237,009	4,197,429
Trupanion Inc (b)	372,614	14,900,834
United Fire Group Inc	210,988	6,378,167
Universal Insurance Holdings Inc	258,299	7,960,775
		494,108,094
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
ACRES Commercial Realty Corp (b)	63,770	1,339,170
Adamas Trust Inc	862,489	5,752,802
AG Mortgage Investment Trust Inc	281,963	2,013,216
Angel Oak Mortgage REIT Inc	134,385	1,218,872
Apollo Commercial Real Estate Finance Inc	1,406,017	13,764,906
Arbor Realty Trust Inc	1,932,680	19,500,741
Ares Commercial Real Estate Corp	559,386	2,494,862
ARMOUR Residential REIT Inc (c)	1,128,962	18,311,764
Blackstone Mortgage Trust Inc Class A	1,643,385	30,369,755
Brightspire Capital Inc Class A	1,326,973	6,847,181
Chimera Investment Corp	814,427	10,392,089
Claros Mortgage Trust Inc (b)	951,482	3,044,742
Dynex Capital Inc	1,326,452	17,562,224
Ellington Financial Inc	933,186	12,430,038
Franklin BSP Realty Trust Inc	850,568	8,624,760
Invesco Mortgage Capital Inc (c)	692,698	5,216,016
Kkr Real Estate Finance Trust Inc	585,952	4,769,649
Ladder Capital Corp Class A	1,155,315	12,211,680
Lument Finance Trust Inc (c)	497,339	775,848
MFA Financial Inc	1,064,277	9,567,850
Nexpoint Real Estate Finance Inc	84,732	1,104,905
Orchid Island Capital Inc	1,305,759	9,440,638
Pennymac Mortgage Investment Trust	891,084	10,728,651
Ready Capital Corp (c)	1,675,023	4,907,817
Redwood Trust Inc	1,349,828	7,167,587
Rithm Property Trust Inc	419,290	1,119,504
Seven Hills Realty Trust	155,092	1,467,170
Sunrise Realty Trust Inc	106,665	1,053,850
TPG RE Finance Trust Inc	683,730	5,914,265
Two Harbors Investment Corp	1,055,628	10,260,704
		239,373,256
TOTAL FINANCIALS		4,628,518,673

Health Care - 16.5%
Biotechnology - 8.0%
4D Molecular Therapeutics Inc (b)(c)	401,728	4,619,872
Abeona Therapeutics Inc (b)(c)	440,123	2,116,992
Absci Corp (b)(c)	1,318,831	5,644,597
ACADIA Pharmaceuticals Inc (b)	1,250,884	28,395,067
Actuate Therapeutics Inc (b)(c)	60,833	405,148
ADMA Biologics Inc (b)	2,331,034	36,084,406
Agios Pharmaceuticals Inc (b)	567,955	24,558,374
Akebia Therapeutics Inc (b)	2,508,069	5,542,832
Akero Therapeutics Inc (b)	702,475	38,074,145
Aldeyra Therapeutics Inc (b)(c)	555,763	2,817,718
Alector Inc (b)	686,045	1,008,486
Alkermes PLC (b)	1,631,156	50,076,489
Allogene Therapeutics Inc (b)(c)	1,520,124	1,884,954
Altimmune Inc (b)	822,387	3,330,667
Amicus Therapeutics Inc (b)	2,796,171	25,249,424
AnaptysBio Inc (b)(c)	198,559	7,263,288
Anavex Life Sciences Corp (b)(c)	839,888	6,693,907
Anika Therapeutics Inc (b)	128,386	1,251,764
Annexon Inc (b)	1,013,349	3,202,183
Apogee Therapeutics Inc (b)	329,128	18,625,354
Arbutus Biopharma Corp (b)(c)	1,516,861	7,174,753
Arcellx Inc (b)	344,026	31,048,347
Arcturus Therapeutics Holdings Inc (b)(c)	258,039	2,572,649
Arcus Biosciences Inc (b)	690,595	13,618,533
Arcutis Biotherapeutics Inc (b)	1,075,359	27,217,336
Ardelyx Inc (b)(c)	2,370,172	14,363,242
ArriVent Biopharma Inc (b)(c)	246,295	4,613,105
Arrowhead Pharmaceuticals Inc (b)(c)	1,212,102	51,381,004
ARS Pharmaceuticals Inc (b)(c)	592,577	5,309,490
Astria Therapeutics Inc (b)	367,062	4,635,993
aTyr Pharma Inc (b)(c)	876,349	758,918
Aura Biosciences Inc (b)(c)	424,712	2,603,485
Avidity Biosciences Inc (b)	1,025,097	71,603,025
Avita Medical Inc (b)(c)	118,178	457,349
Beam Therapeutics Inc (b)	960,494	24,021,955
Bicara Therapeutics Inc (b)	352,285	5,724,631
BioCryst Pharmaceuticals Inc (b)(c)	2,096,226	15,344,374
Biohaven Ltd (b)(c)	908,015	15,617,858
Bridgebio Pharma Inc (b)	1,570,621	98,383,700
Candel Therapeutics Inc (b)(c)	418,461	2,251,320
Capricor Therapeutics Inc (b)(c)	391,562	2,549,069
Cardiff Oncology Inc (b)(c)	646,987	1,520,419
CareDx Inc (b)	547,811	8,217,165
Cartesian Therapeutics Inc (b)(c)	98,339	803,430
Cartesian Therapeutics Inc rights (b)(c)(e)	1,117,119	323,964
Catalyst Pharmaceuticals Inc (b)	1,163,545	24,748,602
Celcuity Inc (b)(c)	296,482	22,876,551
Celldex Therapeutics Inc (b)	657,519	17,575,483
CG oncology Inc (b)	561,358	24,289,961
Chinook Therapeutics Inc rights (b)(e)	86,210	0
Cidara Therapeutics Inc (b)	155,403	16,976,224
Cogent Biosciences Inc (b)	1,305,178	21,274,401
Coherus Oncology Inc (b)(c)	1,102,083	1,851,499
Compass Therapeutics Inc (b)	993,866	3,717,059
Concentra Biosciences LLC rights (b)(e)	29,697	0
Corvus Pharmaceuticals Inc (b)(c)	593,471	4,771,507
Cullinan Therapeutics Inc (b)	526,834	4,562,382
Cytokinetics Inc (b)	1,173,683	74,634,503
Day One Biopharmaceuticals Inc (b)	719,915	5,356,168
Denali Therapeutics Inc (b)	1,328,976	21,635,729
Design Therapeutics Inc (b)	234,869	1,573,622
DiaMedica Therapeutics Inc (b)(c)	315,770	2,229,336
Dianthus Therapeutics Inc (b)	164,881	5,767,537
Disc Medicine Inc (b)	231,956	19,999,246
Dynavax Technologies Corp (b)	1,034,538	10,614,360
Dyne Therapeutics Inc (b)	1,096,849	24,766,850
Editas Medicine Inc (b)	843,720	2,598,658
Eledon Pharmaceuticals Inc (b)(c)	596,870	2,578,478
Emergent BioSolutions Inc (b)	542,567	6,771,236
Enanta Pharmaceuticals Inc (b)	207,359	2,272,655
Entrada Therapeutics Inc (b)	292,541	2,033,160
Erasca Inc (b)	1,780,922	4,309,831
Fate Therapeutics Inc (b)	1,160,963	1,567,300
Foghorn Therapeutics Inc (b)	335,881	1,481,235
Geron Corp (b)	5,464,704	6,885,527
Gossamer Bio Inc (b)(c)	1,910,060	4,679,647
GRAIL Inc (b)(c)	312,378	28,716,910
Greenwich Lifesciences Inc (b)(c)	60,881	560,714
Gyre Therapeutics Inc (b)(c)	89,443	693,183
Heron Therapeutics Inc (b)(c)	1,543,452	1,790,404
Humacyte Inc Class A (b)(c)	1,301,376	2,173,298
Ideaya Biosciences Inc (b)	806,196	25,685,405
ImmunityBio Inc (b)(c)	2,300,246	5,520,590
Immunome Inc (b)(c)	774,666	12,448,883
Immunovant Inc (b)	685,290	16,912,957
Inhibikase Therapeutics Inc (b)(c)	602,815	886,138
Inhibrx Biosciences Inc (b)	91,489	7,470,992
Inmune Bio Inc (b)(c)	223,651	409,281
Intellia Therapeutics Inc (b)(c)	997,850	12,592,867
Iovance Biotherapeutics Inc (b)(c)	2,640,525	5,201,834
Ironwood Pharmaceuticals Inc Class A (b)	1,639,499	3,147,838
Jade Biosciences Inc	329,437	3,228,483
Janux Therapeutics Inc (b)	395,310	11,349,350
KalVista Pharmaceuticals Inc (b)(c)	385,904	4,210,213
Keros Therapeutics Inc (b)(c)	338,413	5,150,646
Kodiak Sciences Inc (b)	329,109	5,965,101
Korro Bio Inc (b)	70,160	2,870,246
Krystal Biotech Inc (b)(c)	249,289	49,237,070
Kura Oncology Inc (b)	806,487	8,282,621
Kymera Therapeutics Inc (b)	506,509	31,322,517
Larimar Therapeutics Inc (b)(c)	470,024	1,828,393
Lexeo Therapeutics Inc (b)	251,334	2,515,853
Madrigal Pharmaceuticals Inc (b)(c)	187,003	78,335,558
MannKind Corp (b)	3,040,208	16,994,763
MeiraGTx Holdings plc (b)(c)	419,367	3,807,852
Metsera Inc (b)	536,630	33,829,155
MiMedx Group Inc (b)	1,189,828	9,102,184
Mineralys Therapeutics Inc (b)	393,081	16,061,290
Mirum Pharmaceuticals Inc (b)(c)	405,231	29,440,032
Monopar Therapeutics Inc (b)	35,453	3,054,630
Monte Rosa Therapeutics Inc (b)	474,246	6,094,061
Myriad Genetics Inc (b)	913,012	7,340,616
Neurogene Inc (b)(c)	100,809	3,453,716
Nkarta Inc (b)	409,681	864,427
Novavax Inc (b)(c)	1,510,113	12,684,949
Nurix Therapeutics Inc (b)	754,289	9,760,500
Nuvalent Inc Class A (b)	431,761	42,882,503
Nuvectis Pharma Inc (b)	131,896	885,022
Olema Pharmaceuticals Inc (b)(c)	597,280	5,357,602
OmniAb Operations Inc (b)(c)(e)	45,323	18,130
OmniAb Operations Inc (b)(c)(e)	45,323	14,503
Oncternal Therapeutics Inc rights (b)(e)	4,336	0
Organogenesis Holdings Inc Class A (b)	686,628	2,918,169
ORIC Pharmaceuticals Inc (b)	582,635	7,667,477
Oruka Therapeutics Inc (b)	276,308	7,783,596
Palvella Therapeutics Inc (b)	69,263	5,529,958
Perspective Therapeutics Inc (b)	622,405	1,699,166
Praxis Precision Medicines Inc (b)	207,750	41,292,390
Precigen Inc (b)(c)	1,512,979	6,263,733
Prime Medicine Inc (b)(c)	754,591	3,727,680
Protagonist Therapeutics Inc (b)	585,250	46,012,355
Protalix BioTherapeutics Inc (b)(c)	701,147	1,661,718
Protara Therapeutics Inc (b)	322,132	1,668,644
PTC Therapeutics Inc (b)	781,022	53,351,613
Puma Biotechnology Inc (b)	427,228	2,178,863
Recursion Pharmaceuticals Inc Class A (b)(c)	3,683,891	20,335,078
REGENXBIO Inc (b)	467,768	5,973,397
Relay Therapeutics Inc (b)	1,326,194	9,469,025
Replimune Group Inc (b)(c)	694,845	6,760,842
Rezolute Inc/old (b)	774,489	7,218,237
Rhythm Pharmaceuticals Inc (b)	524,768	59,697,608
Rigel Pharmaceuticals Inc (b)	176,982	5,589,092
Rocket Pharmaceuticals Inc (b)	846,986	3,193,137
Sana Biotechnology Inc (b)	1,339,790	6,631,961
Savara Inc (b)(c)	1,145,005	4,751,771
Scholar Rock Holding Corp (b)	815,907	24,167,165
SELLAS Life Sciences Group Inc (b)(c)	1,003,555	1,826,470
Sionna Therapeutics Inc	125,866	4,809,340
Soleno Therapeutics Inc (b)	419,894	28,200,081
Solid Biosciences Inc (b)	589,928	3,179,712
Spyre Therapeutics Inc (b)	500,216	12,235,283
Stoke Therapeutics Inc (b)	450,572	13,535,183
Syndax Pharmaceuticals Inc (b)	855,181	11,715,980
Tango Therapeutics Inc (b)(c)	720,008	5,839,265
Taysha Gene Therapies Inc (b)	2,133,340	10,581,366
Tectonic Therapeutic Inc (b)(c)	111,600	2,036,700
Tevogen Bio Holdings Inc Class A (b)(c)	277,450	174,350
TG Therapeutics Inc (b)(c)	1,460,018	50,779,426
Tobira Therapeutics Inc rights (b)(e)	9,663	0
Tonix Pharmaceuticals Holding Corp (b)(c)	88,840	1,654,201
Travere Therapeutics Inc (b)	884,973	31,115,651
TriSalus Life Sciences Inc Class A (b)(c)	164,696	780,659
Twist Bioscience Corp (b)(c)	594,060	19,538,633
Tyra Biosciences Inc (b)(c)	247,293	3,917,121
Upstream Bio Inc (b)	329,622	8,520,729
UroGen Pharma Ltd (b)(c)	372,766	7,630,520
Vanda Pharmaceuticals Inc (b)	556,712	2,421,697
Vaxcyte Inc (b)	1,151,058	52,119,906
Vera Therapeutics Inc Class A (b)	516,834	14,709,096
Veracyte Inc (b)	787,759	28,422,345
Verastem Inc (b)(c)	457,152	4,320,086
Vericel Corp (b)	506,248	17,749,055
Vir Biotechnology Inc (b)	888,609	5,296,110
Viridian Therapeutics Inc (b)	704,063	16,637,009
Voyager Therapeutics Inc (b)(c)	491,926	2,297,294
Xencor Inc (b)(c)	706,082	10,386,466
XOMA Royalty Corp (b)	93,239	3,075,022
Zenas Biopharma Inc (b)(c)	165,360	5,167,500
Zymeworks Inc (b)	498,806	9,519,713
		2,279,247,452
Health Care Equipment & Supplies - 2.5%
Accuray Inc Del (b)	1,033,437	1,457,146
Alphatec Holdings Inc (b)(c)	1,163,612	22,096,992
AngioDynamics Inc (b)	396,825	4,773,805
Anteris Technologies Global Corp	337,874	1,517,054
Artivion Inc (b)	381,633	17,314,689
AtriCure Inc (b)	485,636	16,778,724
Avanos Medical Inc (b)	441,002	4,899,532
Axogen Inc (b)	445,410	9,897,010
Beta Bionics Inc	384,843	10,475,426
Bioventus Inc (b)	469,184	3,073,155
Butterfly Network Inc Class A (b)(c)	1,970,025	5,299,367
CapsoVision Inc	46,085	224,895
Carlsmed Inc (c)	65,373	842,658
Ceribell Inc (b)	261,957	2,986,310
Cerus Corp (b)	1,910,399	2,808,287
ClearPoint Neuro Inc (b)(c)	269,920	6,267,542
CONMED Corp	313,534	13,795,496
CVRx Inc (b)	169,496	1,727,164
Delcath Systems Inc (b)(c)	296,845	2,917,986
Electromed Inc (b)	68,970	1,659,418
Embecta Corp	591,959	7,896,733
Enovis Corp (b)	572,151	17,873,997
Glaukos Corp (b)	561,875	49,484,331
Haemonetics Corp (b)	484,417	24,225,694
ICU Medical Inc (b)	242,984	29,179,949
Inogen Inc (b)	246,722	2,032,989
Integer Holdings Corp (b)	346,002	22,341,349
Integra LifeSciences Holdings Corp (b)	671,059	8,059,419
iRadimed Corp	81,577	6,265,929
iRhythm Technologies Inc (b)	320,237	59,980,391
Kestra Medical Technologies Ltd	131,447	3,599,019
KORU Medical Systems Inc (b)	424,531	1,681,143
Lantheus Holdings Inc (b)	685,988	39,574,648
LeMaitre Vascular Inc	209,292	18,126,780
LENSAR Inc (b)	93,576	1,150,985
LivaNova PLC (b)	547,273	28,802,978
Lucid Diagnostics Inc (b)(c)	727,047	879,727
Merit Medical Systems Inc (b)	587,207	51,404,101
Myomo Inc (b)	409,407	379,111
Neogen Corp (b)	2,195,043	13,543,415
Neuronetics Inc (b)(c)	362,899	961,682
NeuroPace Inc (b)	243,626	2,421,642
Novocure Ltd (b)	1,019,478	13,059,513
Omnicell Inc (b)	467,777	15,703,274
OraSure Technologies Inc (b)	785,701	2,152,821
Orthofix Medical Inc (b)	383,829	5,926,320
OrthoPediatrics Corp (b)	174,518	2,938,883
Outset Medical Inc (b)	163,690	2,147,613
Pro-Dex Inc (b)(c)	21,312	772,347
PROCEPT BioRobotics Corp (b)(c)	527,906	17,964,641
Pulmonx Corp (b)	424,698	849,396
Pulse Biosciences Inc (b)(c)	180,186	3,050,549
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	17,423	80,240
QuidelOrtho Corp (b)	680,632	18,370,258
RxSight Inc (b)(c)	348,087	3,059,685
Sanara Medtech Inc (b)	31,000	908,300
SANUWAVE Health Inc (b)	70,277	2,033,816
Semler Scientific Inc (b)(c)	120,599	3,191,050
Shoulder Innovations Inc	46,079	540,046
SI-BONE Inc (b)(c)	384,678	5,704,775
Sight Sciences Inc (b)	423,196	2,141,372
STAAR Surgical Co (b)	501,421	12,971,761
Stereotaxis Inc (b)	600,752	1,748,188
Surmodics Inc (b)	141,290	3,876,291
Tactile Systems Technology Inc (b)	235,909	3,555,149
Tandem Diabetes Care Inc (b)	670,685	9,389,590
TransMedics Group Inc (b)(c)	334,170	43,956,722
Treace Medical Concepts Inc (b)	481,250	3,075,188
UFP Technologies Inc (b)(c)	75,569	14,557,612
Utah Medical Products Inc	30,884	1,794,360
Varex Imaging Corp (b)	407,618	4,765,054
		720,963,482
Health Care Providers & Services - 3.2%
AdaptHealth Corp (b)	1,023,495	9,201,220
Addus HomeCare Corp (b)	182,689	21,354,517
agilon health Inc (b)	3,090,166	2,461,317
AirSculpt Technologies Inc (b)(c)	165,940	1,727,435
Alignment Healthcare Inc (b)	1,469,704	24,779,209
AMN Healthcare Services Inc (b)	383,897	7,558,932
Ardent Health Inc (b)(c)	234,899	3,420,129
Astrana Health Inc (b)	410,492	12,811,455
Aveanna Healthcare Holdings Inc (b)	488,170	4,417,939
BrightSpring Health Services Inc (b)	1,077,486	35,610,912
Brookdale Senior Living Inc (b)	2,299,813	21,319,267
Castle Biosciences Inc (b)(c)	285,420	7,278,210
Clover Health Investments Corp Class A (b)(c)	4,058,098	14,325,086
Community Health Systems Inc (b)	1,289,926	5,004,913
Concentra Group Holdings Parent Inc	1,172,211	23,350,443
CorVel Corp (b)	292,832	21,654,926
Cross Country Healthcare Inc (b)	314,863	3,860,220
DocGo Inc Class A (b)(c)	942,880	1,027,739
Enhabit Inc (b)	491,806	3,998,383
Ensign Group Inc/The	565,046	101,764,786
Fulgent Genetics Inc (b)	207,102	4,649,440
GeneDx Holdings Corp Class A (b)	188,754	25,842,310
Guardant Health Inc (b)	1,200,473	111,667,999
HealthEquity Inc (b)	858,328	81,180,662
Hims & Hers Health Inc Class A (b)(c)	1,916,692	87,132,818
Innovage Holding Corp (b)	206,837	928,698
Joint Corp/The (b)	153,109	1,208,030
LifeStance Health Group Inc (b)	1,330,340	6,518,666
National HealthCare Corp	127,956	15,283,065
National Research Corp Class A	134,121	1,791,857
NeoGenomics Inc (b)	1,296,690	12,668,661
Nutex Health Inc (b)(c)	34,717	4,272,274
Omada Health Inc (c)	92,482	2,272,283
Oncology Institute Inc/The (b)(c)	600,529	2,678,359
OPKO Health Inc (b)	4,058,531	5,519,602
Option Care Health Inc (b)	1,657,531	43,145,532
Owens & Minor Inc (b)	754,528	2,995,476
PACS Group Inc (b)	442,517	5,345,605
Pediatrix Medical Group Inc (b)	858,281	14,565,029
Pennant Group Inc/The (b)	339,967	8,407,384
Premier Inc Class A	831,166	23,372,388
Privia Health Group Inc (b)	1,156,082	28,092,793
Progyny Inc (b)	755,340	14,132,411
RadNet Inc (b)(c)	686,425	52,161,436
SBC Medical Group Holdings Inc (b)	60,512	197,269
Select Medical Holdings Corp	1,126,015	15,572,787
Sonida Senior Living Inc (b)	52,531	1,360,553
Surgery Partners Inc (b)	776,764	17,034,435
Talkspace Inc Class A (b)	1,436,630	4,640,315
US Physical Therapy Inc	151,637	13,081,724
Viemed Healthcare Inc (b)	351,900	2,273,274
		936,920,173
Health Care Technology - 0.4%
Claritev Corp Class A (b)(c)	77,324	5,033,792
Definitive Healthcare Corp Class A (b)	366,738	1,015,864
Evolent Health Inc Class A (b)	1,179,085	7,864,497
Health Catalyst Inc (b)	704,493	2,275,512
HealthStream Inc	245,903	6,049,214
LifeMD Inc (b)(c)	375,021	2,216,374
OptimizeRx Corp (b)(c)	157,902	3,235,412
Phreesia Inc (b)	574,024	12,995,903
Schrodinger Inc/United States (b)(c)	565,795	11,904,327
Simulations Plus Inc (b)(c)	166,895	2,867,256
Teladoc Health Inc (b)	1,764,036	15,223,631
TruBridge Inc (b)	98,897	1,900,800
Waystar Holding Corp (b)	1,099,239	39,407,719
		111,990,301
Life Sciences Tools & Services - 0.4%
10X Genomics Inc Class A (b)	1,075,261	14,666,560
Adaptive Biotechnologies Corp (b)	1,500,029	26,040,503
Alpha Teknova Inc (b)(c)	108,383	569,011
Atlantic International Corp (b)	109,731	303,954
Azenta Inc (b)	409,318	12,361,404
BioLife Solutions Inc (b)	382,395	10,657,349
Codexis Inc (b)	847,457	2,008,473
CryoPort Inc (b)(c)	497,089	4,593,102
Cytek Biosciences Inc (b)	1,197,874	4,671,709
Fortrea Holdings Inc (b)	916,262	9,584,101
Ginkgo Bioworks Holdings Inc Class A (b)(c)	393,065	5,105,914
Lifecore Biomedical Inc (b)(c)	272,585	1,959,886
Maravai LifeSciences Holdings Inc Class A (b)	1,089,036	3,419,573
MaxCyte Inc (b)	1,062,881	1,636,837
Mesa Laboratories Inc (c)	52,441	3,769,983
Niagen Bioscience Inc (b)	523,305	3,945,720
OmniAb Inc (b)(c)	903,616	1,400,605
Pacific Biosciences of California Inc (b)(c)	2,761,694	6,462,364
Personalis Inc (b)(c)	518,790	5,001,136
Quanterix Corp (b)	429,638	2,294,267
Quantum-Si Inc Class A (b)	1,572,400	3,380,660
Standard BioTools Inc (b)	3,043,612	3,652,334
		127,485,445
Pharmaceuticals - 2.0%
Aardvark Therapeutics Inc	59,695	638,140
Aclaris Therapeutics Inc (b)	923,062	2,326,116
Alumis Inc (b)	560,743	2,663,529
Amneal Intermediate Inc Class A (b)	1,503,824	16,271,376
Amphastar Pharmaceuticals Inc (b)	374,224	9,542,712
Amylyx Pharmaceuticals Inc (b)	697,382	9,714,531
ANI Pharmaceuticals Inc (b)	182,453	16,530,242
Aquestive Therapeutics Inc (b)(c)	878,292	5,989,951
Arvinas Inc (b)	657,365	6,665,681
Atea Pharmaceuticals Inc (b)	765,184	2,486,848
Avadel Pharmaceuticals PLC Class A (b)	897,518	16,954,115
Axsome Therapeutics Inc (b)	406,528	54,877,215
BioAge Labs Inc (b)	243,246	1,841,372
Biote Corp Class A (b)	294,068	843,975
Collegium Pharmaceutical Inc (b)	321,384	11,569,824
CorMedix Inc (b)(c)	708,377	7,884,236
Crinetics Pharmaceuticals Inc (b)	908,635	39,525,623
Edgewise Therapeutics Inc (b)	677,055	12,376,565
Enliven Therapeutics Inc (b)(c)	422,013	9,883,544
Esperion Therapeutics Inc (b)	1,999,241	5,937,746
Eton Pharmaceuticals Inc (b)(c)	257,231	4,632,730
Evolus Inc (b)(c)	584,422	3,775,366
EyePoint Pharmaceuticals Inc (b)	588,091	7,698,111
Fulcrum Therapeutics Inc (b)	429,755	3,760,356
Harmony Biosciences Holdings Inc (b)	439,676	12,561,543
Harrow Inc (b)(c)	316,635	11,959,304
Innoviva Inc (b)	631,440	11,492,208
Journey Medical Corp (b)(c)	123,450	1,002,414
LENZ Therapeutics Inc (b)(c)	161,979	4,814,016
Ligand Pharmaceuticals Inc (b)	191,528	36,641,222
Liquidia Corp (b)(c)	644,547	15,701,165
Maze Therapeutics Inc	196,217	6,457,501
MBX Biosciences Inc (b)	153,905	3,379,754
Mind Medicine MindMed Inc (b)(c)	759,975	10,791,645
Novartis AG rights (b)(e)	526,013	7
Nuvation Bio Inc Class A (b)	2,505,581	13,079,133
Ocular Therapeutix Inc (b)	1,747,936	20,380,934
Omeros Corp (b)(c)	650,351	4,767,073
Pacira BioSciences Inc (b)	461,914	9,875,721
Phathom Pharmaceuticals Inc (b)	432,693	5,862,990
Phibro Animal Health Corp Class A	205,219	8,631,511
Prestige Consumer Healthcare Inc (b)	497,320	30,137,592
Rapport Therapeutics Inc (b)	179,292	5,186,918
Septerna Inc (b)(c)	221,207	4,556,864
SIGA Technologies Inc	412,206	3,413,066
Supernus Pharmaceuticals Inc (b)	542,001	29,880,515
Tarsus Pharmaceuticals Inc (b)	393,621	27,085,061
Terns Pharmaceuticals Inc (b)(c)	739,786	6,110,632
Theravance Biopharma Inc (b)	379,254	5,559,864
Third Harmonic Bio Inc (b)(c)(e)	250,248	3
Trevi Therapeutics Inc (b)(c)	877,862	10,235,871
Tvardi Therapeutics Inc (b)(c)	46,137	214,537
WaVe Life Sciences Ltd (b)	1,129,385	10,209,640
Xeris Biopharma Holdings Inc (b)(c)	1,538,827	14,926,622
Zevra Therapeutics Inc (b)	545,992	5,558,199
		584,863,429
TOTAL HEALTH CARE		4,761,470,282

Industrials - 18.0%
Aerospace & Defense - 2.1%
AAR Corp (b)	358,834	30,217,411
AeroVironment Inc (b)	321,094	118,775,882
AerSale Corp (b)	322,206	2,390,769
AIRO Group Holdings Inc (c)	70,180	1,148,144
Archer Aviation Inc Class A (b)(c)	5,537,401	62,129,639
Astronics Corp (b)	305,138	15,006,687
Byrna Technologies Inc (b)(c)	183,971	3,725,413
Cadre Holdings Inc	288,151	12,234,891
Ducommun Inc (b)	138,407	12,698,842
Eve Holding Inc Class A (b)	513,435	2,238,577
Intuitive Machines Inc Class A (b)(c)	1,105,471	13,188,269
Kratos Defense & Security Solutions Inc (b)	1,677,237	151,957,672
Mercury Systems Inc (b)	523,220	40,502,460
Moog Inc Class A	282,892	57,950,426
National Presto Industries Inc	52,405	5,605,763
Park Aerospace Corp	187,399	3,590,565
Redwire Corp Class A (b)(c)	496,447	3,907,038
Satellogic Inc Class A (b)	695,180	1,327,794
V2X Inc (b)	194,557	11,107,259
Voyager Technologies Inc Class A	138,077	4,222,395
VSE Corp	227,508	41,106,145
		595,032,041
Air Freight & Logistics - 0.1%
Arrive AI Inc (c)	37,085	185,796
Forward Air Corp Class A (b)(c)	211,215	3,972,954
Hub Group Inc Class A	603,242	22,217,403
Radiant Logistics Inc (b)	326,073	1,972,742
		28,348,895
Building Products - 1.3%
American Woodmark Corp (b)	144,418	9,203,759
Apogee Enterprises Inc	214,179	7,841,093
AZZ Inc	298,391	29,794,341
CSW Industrials Inc	163,921	41,049,097
Gibraltar Industries Inc (b)	300,065	18,721,055
Griffon Corp	384,390	28,448,704
Insteel Industries Inc	187,579	5,859,968
Janus International Group Inc (b)	1,365,591	13,109,674
JELD-WEN Holding Inc (b)	848,314	3,681,683
Masterbrand Inc (b)	1,277,419	16,133,802
Quanex Building Products Corp	461,373	6,556,110
Resideo Technologies Inc (b)	1,386,715	59,351,402
Tecnoglass Inc	244,763	14,595,218
UFP Industries Inc	608,747	56,083,861
Zurn Elkay Water Solutions Corp	1,511,580	71,210,534
		381,640,301
Commercial Services & Supplies - 1.4%
ABM Industries Inc	623,032	26,790,376
ACCO Brands Corp	899,757	3,383,086
Acme United Corp	32,978	1,253,494
ACV Auctions Inc Class A (b)	1,685,921	15,291,303
BrightView Holdings Inc (b)	718,655	8,853,830
Brink's Co/The	422,583	46,974,326
Casella Waste Systems Inc Class A (b)	632,044	55,980,137
CECO Environmental Corp (b)	292,994	14,324,477
CompX International Inc Class A	16,546	372,120
CoreCivic Inc (b)	1,083,365	20,074,753
Deluxe Corp	449,273	8,136,334
Ennis Inc	255,827	4,195,563
Enviri Corp (b)	757,880	9,253,715
GEO Group Inc/The (b)	1,360,153	23,081,796
Healthcare Services Group Inc (b)	731,629	13,074,210
HNI Corp	456,537	18,681,494
Interface Inc	581,001	14,466,925
Liquidity Services Inc (b)	233,185	5,582,449
MillerKnoll Inc	681,185	10,640,110
Mobile Infrastructure Corp Class A (b)	143,462	490,640
Montrose Environmental Group Inc (b)	321,269	8,314,442
NL Industries Inc	93,503	565,693
OPENLANE Inc (b)	1,066,752	28,183,588
Perma-Fix Environmental Services Inc (b)(c)	173,768	2,378,884
Pitney Bowes Inc	1,734,016	17,132,078
Quad/Graphics Inc Class A	290,689	1,601,696
Steelcase Inc Class A	842,778	13,450,737
UniFirst Corp/MA	151,712	23,416,747
Vestis Corp	1,156,022	6,069,116
Virco Mfg. Corp	111,619	817,051
		402,831,170
Construction & Engineering - 2.4%
Ameresco Inc Class A (b)(c)	324,939	12,841,589
Arcosa Inc	488,087	49,784,874
Argan Inc	133,349	40,832,797
Bowman Consulting Group Ltd (b)	141,472	6,124,323
Centuri Holdings Inc (b)	705,941	14,252,949
Concrete Pumping Holdings Inc	226,997	1,450,511
Construction Partners Inc Class A (b)	471,795	53,949,758
Dycom Industries Inc (b)	281,880	81,122,245
Fluor Corp (b)	1,651,308	80,534,291
Granite Construction Inc	440,131	45,293,881
Great Lakes Dredge & Dock Corp (b)	667,114	7,571,744
IES Holdings Inc (b)	90,833	35,595,636
Limbach Holdings Inc (b)	106,762	10,086,874
Matrix Service Co (b)	265,949	3,994,554
MYR Group Inc (b)	154,904	33,722,601
NWPX Infrastructure Inc (b)	97,110	5,842,138
Orion Group Holdings Inc (b)	378,911	4,080,871
Primoris Services Corp	543,958	76,980,936
Southland Holdings Inc (b)	103,519	462,730
Sterling Infrastructure Inc (b)	300,029	113,380,959
Tutor Perini Corp (b)	447,266	30,127,838
		708,034,099
Electrical Equipment - 3.2%
Allient Inc	144,393	7,895,409
American Superconductor Corp (b)	439,127	26,009,492
Amprius Technologies Inc (b)	939,503	13,237,597
Array Technologies Inc (b)(c)	1,526,837	13,222,408
Atkore Inc	339,049	23,479,143
Bloom Energy Corp Class A (b)(c)	2,159,449	285,392,780
EnerSys	386,902	48,811,556
Enovix Corp Class B (b)(c)	1,655,407	19,848,330
Eos Energy Enterprises Inc (b)(c)	2,559,615	41,030,628
Fluence Energy Inc Class A (b)(c)	775,433	16,284,093
Hyliion Holdings Corp Class A (b)	1,236,092	2,929,538
KULR Technology Group Inc (b)(c)	358,230	1,372,021
LSI Industries Inc	266,476	6,099,636
NANO Nuclear Energy Inc (b)(c)	312,803	14,870,655
Net Power Inc Class A (b)(c)	367,055	1,402,150
NEXTracker Inc Class A (b)	1,467,862	148,576,992
NuScale Power Corp Class A (b)(c)	1,274,843	57,202,205
Plug Power Inc (b)(c)	10,979,791	29,535,638
Powell Industries Inc (c)	96,056	36,826,910
Power Solutions International Inc (b)	65,953	5,646,896
Preformed Line Products Co	24,533	5,203,695
Shoals Technologies Group Inc (b)	1,691,127	17,773,745
SKYX Platforms Corp (b)	610,956	1,075,283
SunPower Inc Class A (b)(c)	638,766	1,149,779
Sunrun Inc (b)	2,107,726	43,756,392
Thermon Group Holdings Inc (b)	326,796	9,388,849
Vicor Corp (b)	235,158	21,335,885
		899,357,705
Ground Transportation - 0.3%
ArcBest Corp	229,535	17,059,041
Covenant Logistics Group Inc Class A	161,932	3,266,168
Ftai Infrastructure Inc	1,083,757	5,787,262
Heartland Express Inc	439,398	3,427,304
Hertz Global Holdings Inc (b)(c)	1,193,032	6,120,254
Marten Transport Ltd	588,103	6,028,056
PAMT CORP (b)(c)	60,523	609,467
Proficient Auto Logistics Inc (b)	242,442	1,813,466
RXO Inc (b)(c)	1,633,042	28,953,836
Universal Logistics Holdings Inc	68,468	1,107,812
Werner Enterprises Inc	584,423	15,311,883
		89,484,549
Machinery - 3.9%
3D Systems Corp (b)(c)	1,349,944	3,860,840
AirJoule Technologies Corp Class A (b)	236,324	1,219,431
Alamo Group Inc	104,046	18,595,101
Albany International Corp Class A	304,284	17,216,389
Astec Industries Inc	230,101	10,706,600
Atmus Filtration Technologies Inc	838,651	38,141,847
Blue Bird Corp (b)	318,590	15,916,756
Chart Industries Inc (b)	454,927	90,812,528
Columbus McKinnon Corp/NY	295,084	4,789,213
Douglas Dynamics Inc	230,287	6,961,576
Eastern Co/The	59,325	1,266,589
Energy Recovery Inc (b)	536,520	9,179,857
Enerpac Tool Group Corp Class A	544,514	22,346,855
Enpro Inc	212,510	49,304,445
ESCO Technologies Inc	261,318	57,351,461
Federal Signal Corp	604,237	71,318,093
Franklin Electric Co Inc	402,019	38,099,341
Gencor Industries Inc (b)	106,744	1,450,651
Gorman-Rupp Co/The	210,693	9,474,864
Graham Corp (b)	104,354	6,500,211
Greenbrier Cos Inc/The	305,713	12,769,632
Helios Technologies Inc	333,275	18,450,104
Hillenbrand Inc	710,656	22,456,730
Hillman Solutions Corp Class A (b)	1,989,290	18,341,254
Hyster-Yale Inc Class A	120,149	4,318,155
JBT Marel Corp	525,401	66,253,066
Kadant Inc (c)	118,524	32,790,850
Kennametal Inc	769,660	16,894,037
L B Foster Co Class A (b)	101,863	2,791,046
Lindsay Corp	109,548	12,186,120
Manitowoc Co Inc/The (b)	346,091	3,519,745
Mayville Engineering Co Inc (b)(c)	143,948	2,565,153
Microvast Holdings Inc (b)(c)	2,003,336	10,918,181
Miller Industries Inc/TN	112,100	4,499,694
Mueller Water Products Inc Class A1	1,568,916	40,258,385
Omega Flex Inc	39,043	1,079,538
Palladyne AI Corp Class A (b)(c)	258,417	2,162,950
Park-Ohio Holdings Corp	98,793	2,038,100
Proto Labs Inc (b)	238,339	11,859,749
REV Group Inc	487,793	25,009,147
Richtech Robotics Inc Class B (b)(c)	702,680	3,386,918
SPX Technologies Inc (b)	484,956	108,576,799
Standex International Corp	120,864	28,189,111
Tennant CO	188,136	15,050,880
Terex Corp	648,727	29,854,417
Titan International Inc (b)	489,629	3,696,699
Trinity Industries Inc	824,161	22,557,287
Wabash National Corp	412,174	3,305,635
Watts Water Technologies Inc Class A	276,327	75,326,740
Worthington Enterprises Inc	316,396	17,746,652
		1,093,365,422
Marine Transportation - 0.1%
Genco Shipping & Trading Ltd	344,700	5,873,688
Matson Inc	327,316	33,042,551
Pangaea Logistics Solutions Ltd	300,613	1,488,034
		40,404,273
Passenger Airlines - 0.5%
Allegiant Travel Co (b)(c)	144,660	8,994,959
flyExclusive Inc Class A (b)(c)	44,273	171,337
Frontier Group Holdings Inc (b)(c)	846,381	3,267,031
JetBlue Airways Corp (b)(c)	3,312,647	13,913,117
Joby Aviation Inc Class A (b)(c)	4,641,404	80,481,945
SkyWest Inc (b)	407,148	40,910,231
Strata Critical Medical Inc (b)(c)	664,945	3,344,673
Sun Country Airlines Holdings Inc (b)	513,865	6,310,262
		157,393,555
Professional Services - 1.7%
Alight Inc Class A	4,327,430	12,462,998
Asure Software Inc (b)	250,608	2,217,881
Barrett Business Services Inc	249,262	10,087,633
BlackSky Technology Inc Class A (b)(c)	311,862	6,586,525
Cbiz Inc (b)	496,713	27,319,215
Conduent Inc (b)	1,516,930	3,610,293
CRA International Inc	66,400	12,648,536
CSG Systems International Inc	279,085	21,843,983
Exponent Inc	512,255	36,272,777
First Advantage Corp (b)(c)	793,443	10,021,185
Forrester Research Inc (b)	120,120	856,456
Franklin Covey Co (b)	104,448	1,773,527
Heidrick & Struggles International Inc	205,711	12,007,351
HireQuest Inc	58,751	501,145
Huron Consulting Group Inc (b)	171,142	28,142,590
IBEX Holdings Ltd (b)	106,965	3,997,282
ICF International Inc	184,967	14,849,151
Innodata Inc (b)(c)	308,991	23,053,819
Insperity Inc	363,770	16,049,532
Kelly Services Inc Class A	311,366	3,490,413
Kforce Inc	183,729	4,648,344
Korn Ferry	520,958	33,705,983
Legalzoom.com Inc (b)	1,190,001	11,864,310
Maximus Inc	569,812	47,362,773
Mistras Group Inc (b)	162,572	1,550,937
Planet Labs PBC Class A (b)	2,347,118	31,568,737
Rcm Technologies Inc (b)	49,166	1,135,735
Resolute Holdings Management Inc (c)	42,773	3,150,659
Resources Connection Inc	353,251	1,554,304
Skillsoft Corp Class A (b)(c)	45,156	592,898
Spire Global Inc Class A (b)(c)	283,618	3,085,764
TIC Solutions Inc	1,713,308	20,782,426
TriNet Group Inc	300,413	18,024,780
TrueBlue Inc (b)	292,932	1,388,498
TTEC Holdings Inc (b)(c)	206,448	720,504
Upwork Inc (b)	1,236,922	19,716,537
Verra Mobility Corp Class A (b)	1,604,029	37,229,513
Willdan Group Inc (b)	139,556	13,189,438
		499,064,432
Trading Companies & Distributors - 1.0%
Alta Equipment Group Inc Class A	207,581	1,270,395
BlueLinx Holdings Inc (b)	76,496	5,005,898
Boise Cascade Co	380,090	26,792,544
Custom Truck One Source Inc Class A (b)(c)	603,274	3,553,284
Distribution Solutions Group Inc (b)	97,400	2,662,916
DNOW Inc (b)	1,045,071	15,362,544
DXP Enterprises Inc/TX (b)	130,279	15,587,882
EVI Industries Inc	51,712	1,393,121
GATX Corp	360,718	56,578,618
Global Industrial Co	147,552	4,193,428
Herc Holdings Inc	328,615	46,679,761
Hudson Technologies Inc (b)	391,968	3,557,110
Karat Packaging Inc	87,444	2,100,405
McGrath RentCorp	246,880	26,524,787
Mrc Global Inc (b)	841,961	11,745,356
NPK International Inc (b)	784,702	9,651,835
Rush Enterprises Inc Class A	668,971	33,053,857
Rush Enterprises Inc Class B	38,885	2,040,296
Titan Machinery Inc (b)	207,962	3,410,577
Transcat Inc (b)	92,519	6,721,505
Willis Lease Finance Corp	28,360	3,640,857
Xometry Inc Class A (b)	436,639	21,259,953
		302,786,929
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)(c)	217,655	2,150,431
TOTAL INDUSTRIALS		5,199,893,802

Information Technology - 15.0%
Communications Equipment - 1.0%
ADTRAN Holdings Inc (b)(c)	744,935	7,762,223
Applied Optoelectronics Inc (b)(c)	546,236	19,424,152
Aviat Networks Inc (b)	117,339	2,928,781
BK Technologies Corp (b)	30,102	2,248,920
Calix Inc (b)	592,382	40,530,777
Clearfield Inc (b)	118,077	4,168,118
CommScope Holding Co Inc (b)	2,144,557	37,100,836
Digi International Inc (b)	365,652	13,412,115
Extreme Networks Inc (b)	1,324,423	25,190,525
Harmonic Inc (b)	1,132,558	12,118,371
Inseego Corp (b)(c)	127,649	2,124,079
Netgear Inc (b)	278,370	9,665,006
NetScout Systems Inc (b)	702,679	19,534,476
Ribbon Communications Inc (b)	936,576	3,146,895
Viasat Inc (b)	1,185,168	47,193,391
Viavi Solutions Inc (b)	2,223,428	39,354,676
		285,903,341
Electronic Equipment, Instruments & Components - 3.0%
908 Devices Inc (b)(c)	279,295	2,228,774
Advanced Energy Industries Inc	379,016	76,837,914
Aeva Technologies Inc (b)(c)	310,672	5,076,380
Arlo Technologies Inc (b)	998,673	19,314,336
Badger Meter Inc	298,538	53,871,182
Bel Fuse Inc Class A	16,705	2,284,075
Bel Fuse Inc Class B	103,962	16,009,108
Belden Inc	398,093	48,507,632
Benchmark Electronics Inc	360,045	15,777,172
Climb Global Solutions Inc	39,035	4,336,008
CTS Corp	292,983	12,161,724
Daktronics Inc (b)	387,196	7,275,413
ePlus Inc	265,441	19,419,664
Evolv Technologies Holdings Inc Class A (b)	1,165,693	9,022,464
Frequency Electronics Inc (b)(c)	66,811	2,453,300
Insight Enterprises Inc (b)	291,031	29,103,100
Itron Inc (b)	456,917	45,842,483
Kimball Electronics Inc (b)	243,511	7,080,082
Knowles Corp (b)	855,976	20,209,593
M-Tron Industries Inc (b)	25,177	1,387,756
Methode Electronics Inc	336,015	2,261,381
MicroVision Inc (b)(c)	2,486,274	2,908,941
Mirion Technologies Inc Class A (b)	2,362,791	69,395,172
Napco Security Technologies Inc	347,147	15,326,540
Neonode Inc (b)(c)	113,980	346,498
nLight Inc (b)	483,064	15,945,943
Novanta Inc (b)	363,025	46,107,805
OSI Systems Inc (b)	161,187	44,884,132
Ouster Inc Class A (b)	510,731	17,037,986
PC Connection Inc	111,707	6,810,776
Plexus Corp (b)	270,286	37,813,011
Powerfleet Inc NJ (b)(c)	1,260,689	6,429,514
Red Cat Holdings Inc (b)(c)	858,381	9,656,786
Richardson Electronics Ltd/United States	125,208	1,349,742
Rogers Corp (b)	186,841	16,356,061
Sanmina Corp (b)	525,733	72,051,708
ScanSource Inc (b)	210,718	9,040,856
TTM Technologies Inc (b)	1,012,333	68,028,778
Vishay Intertechnology Inc	1,218,009	20,681,793
Vishay Precision Group Inc (b)	120,810	4,525,543
Vuzix Corp (b)(c)	656,191	2,198,240
		867,355,366
IT Services - 0.6%
Applied Digital Corp (b)(c)	2,154,807	74,685,611
ASGN Inc (b)	431,042	19,293,440
Backblaze Inc Class A (b)	536,124	5,527,438
BigBear.ai Holdings Inc (b)(c)	2,908,802	20,128,910
Commerce.com Inc (b)	671,268	3,107,971
Crexendo Inc (b)	146,597	948,483
CSP Inc	70,923	946,112
DigitalOcean Holdings Inc (b)	687,063	27,935,982
Fastly Inc Class A (b)	1,373,951	11,390,054
Grid Dynamics Holdings Inc (b)	662,740	6,189,992
Hackett Group Inc/The	252,986	4,581,576
Information Services Group Inc	361,636	1,992,614
Rackspace Technology Inc (b)	870,376	1,392,602
TSS Inc/MD (b)(c)	185,284	3,753,854
Tucows Inc Class A (b)(c)	67,356	1,290,541
Unisys Corp (b)	694,485	2,479,311
		185,644,491
Semiconductors & Semiconductor Equipment - 3.8%
ACM Research Inc Class A (b)(c)	507,911	21,057,990
Aehr Test Systems (b)(c)	287,614	7,475,088
Aeluma Inc (b)(c)	99,093	1,616,207
Alpha & Omega Semiconductor Ltd (b)	250,447	7,027,543
Ambarella Inc (b)	409,301	34,884,724
Ambiq Micro Inc (c)	46,388	1,417,617
Atomera Inc (b)(c)	298,199	942,308
Axcelis Technologies Inc (b)	324,221	25,795,023
Blaize Holdings Inc Class A (b)	735,883	2,877,303
CEVA Inc (b)	234,548	6,382,051
Cohu Inc (b)	458,155	10,899,507
Credo Technology Group Holding Ltd (b)	1,490,012	279,556,051
Diodes Inc (b)	461,277	24,613,741
FormFactor Inc (b)	783,134	43,033,213
Ichor Holdings Ltd (b)	345,080	7,826,414
Impinj Inc (b)	261,082	52,780,337
Kopin Corp (b)(c)	1,597,908	5,528,762
MaxLinear Inc Class A (b)	819,120	12,409,668
Navitas Semiconductor Corp Class A (b)(c)	1,350,854	18,182,495
NVE Corp	49,289	3,403,405
PDF Solutions Inc (b)	321,313	9,359,848
Penguin Solutions Inc (b)	521,846	11,621,510
Photronics Inc (b)	585,040	13,982,456
Power Integrations Inc	570,930	23,916,258
Rambus Inc (b)	1,085,301	111,612,355
Rigetti Computing Inc Class A (b)	3,213,713	142,271,075
Semtech Corp (b)(c)	876,738	59,495,441
Silicon Laboratories Inc (b)(c)	324,288	42,507,671
SiTime Corp (b)	214,419	62,104,319
SkyWater Technology Inc (b)(c)	265,292	4,638,631
Synaptics Inc (b)	385,215	27,327,152
Ultra Clean Holdings Inc (b)	447,385	12,262,823
Veeco Instruments Inc (b)	575,081	16,533,579
		1,105,342,565
Software - 5.8%
8x8 Inc (b)	1,328,712	2,444,830
A10 Networks Inc	722,141	12,882,995
ACI Worldwide Inc (b)	1,061,011	50,535,954
Adeia Inc	1,092,347	18,613,593
Agilysys Inc (b)	260,349	32,663,386
Airship AI Holdings Inc Class A (b)(c)	210,513	999,937
Alarm.com Holdings Inc (b)	478,662	23,559,744
Alkami Technology Inc (b)(c)	685,572	13,910,256
Amplitude Inc Class A (b)	896,238	9,007,192
Appian Corp Class A (b)	395,375	11,833,574
Arteris Inc (b)	292,274	3,977,849
Asana Inc Class A (b)	869,473	12,216,096
AudioEye Inc (b)	86,190	1,324,740
AvePoint Inc Class A (b)	1,335,167	18,785,800
Bit Digital Inc (b)(c)	3,199,503	11,710,181
Bitdeer Technologies Group Class A (b)(c)	902,432	20,033,990
Blackbaud Inc (b)	384,620	24,631,065
BlackLine Inc (b)	523,445	29,967,226
Blend Labs Inc Class A (b)	2,126,796	7,039,695
Box Inc Class A (b)	1,413,542	45,360,563
Braze Inc Class A (b)	802,078	22,987,555
C3.ai Inc Class A (b)(c)	1,232,962	21,675,472
Cerence Inc (b)(c)	406,005	4,356,434
Cipher Mining Inc (b)(c)	2,666,353	49,727,483
Cleanspark Inc (b)(c)	2,791,624	49,690,907
Clear Secure Inc Class A	842,757	25,678,806
Clearwater Analytics Holdings Inc Class A (b)	2,483,156	45,714,902
Commvault Systems Inc (b)	449,857	62,629,092
Consensus Cloud Solutions Inc (b)	194,160	5,692,771
Core Scientific Inc (b)(c)	2,858,776	61,578,035
CS Disco Inc (b)	242,719	1,533,984
Daily Journal Corp (b)(c)	12,754	5,165,880
Digimarc Corp (b)(c)	170,408	1,658,070
Digital Turbine Inc (b)	1,051,453	6,561,067
Domo Inc Class B (b)	324,350	4,443,595
eGain Corp (b)	186,614	2,690,974
EverCommerce Inc (b)(c)	147,957	1,714,822
Expensify Inc Class A (b)	628,712	1,024,801
Five9 Inc (b)	768,304	18,654,421
Freshworks Inc Class A (b)	2,020,239	22,424,653
I3 Verticals Inc Class A (b)(c)	233,205	7,171,054
Intapp Inc (b)	568,688	21,826,245
InterDigital Inc	260,623	94,335,101
Jamf Holding Corp (b)	724,814	9,313,860
Kaltura Inc (b)	821,839	1,273,850
Life360 Inc (b)	161,492	15,940,875
LiveRamp Holdings Inc (b)	650,172	17,775,702
MARA Holdings Inc (b)(c)	3,739,175	68,314,727
Mitek Systems Inc (b)	447,605	4,122,442
N-able Inc/US (b)	738,367	5,781,414
NCR Voyix Corp (b)	1,396,879	15,938,389
NextNav Inc Class A (b)(c)	884,707	11,810,838
ON24 Inc (b)	373,052	2,059,247
OneSpan Inc	364,929	4,160,191
Ooma Inc (b)(c)	254,929	2,862,853
Pagaya Technologies Ltd Class A (b)(c)	462,175	12,427,886
PagerDuty Inc (b)	857,469	13,770,952
PAR Technology Corp (b)(c)	403,006	14,242,232
Porch Group Inc (b)(c)	810,162	12,192,938
Progress Software Corp (b)	431,003	18,377,968
PROS Holdings Inc (b)(c)	438,438	10,105,996
Q2 Holdings Inc (b)	625,872	38,653,855
Qualys Inc (b)	367,807	45,335,891
Rapid7 Inc (b)	640,391	11,853,637
Red Violet Inc (c)	113,426	6,083,036
ReposiTrak Inc	113,124	1,697,991
Rezolve AI PLC (b)(c)	1,474,381	6,325,094
Rimini Street Inc (b)	490,914	1,953,838
Riot Platforms Inc (b)	3,507,666	69,381,633
SEMrush Holdings Inc Class A (b)	513,920	3,731,059
Silvaco Group Inc (b)(c)	85,110	501,298
SoundHound AI Inc Class A (b)(c)	3,683,627	64,905,508
SoundThinking Inc (b)	97,991	916,216
Sprinklr Inc Class A (b)	1,131,061	8,731,791
Sprout Social Inc Class A (b)	518,860	5,328,692
SPS Commerce Inc (b)	383,489	31,538,135
Synchronoss Technologies Inc (b)	112,182	588,395
Telos Corp (b)	539,615	3,701,759
Tenable Holdings Inc (b)	1,221,741	35,454,924
Terawulf Inc (b)(c)	2,853,672	44,231,916
Varonis Systems Inc (b)	1,110,188	39,111,923
Verint Systems Inc (b)	605,882	12,287,287
Vertex Inc Class A (b)(c)	654,491	14,987,844
Viant Technology Inc Class A (b)	133,958	1,189,547
Weave Communications Inc (b)	581,213	4,306,788
Workiva Inc Class A (b)	505,486	42,971,365
Xperi Inc (b)	459,164	3,085,582
Yext Inc (b)	1,017,247	8,616,082
Zeta Global Holdings Corp Class A (b)	1,873,544	33,705,057
		1,672,083,293
Technology Hardware, Storage & Peripherals - 0.8%
CompoSecure Inc Class A (b)	442,541	8,788,864
Corsair Gaming Inc (b)	467,504	3,810,158
CPI Card Group Inc (b)	58,966	922,228
Diebold Nixdorf Inc (b)	254,944	15,079,938
Eastman Kodak Co (b)(c)	642,603	4,074,103
Immersion Corp	302,822	2,025,879
IonQ Inc (b)(c)	2,781,366	173,501,611
Quantum Computing Inc (b)(c)	1,350,128	22,560,639
Turtle Beach Corp (b)	149,809	2,531,772
Xerox Holdings Corp (c)	1,191,963	3,957,317
		237,252,509
TOTAL INFORMATION TECHNOLOGY		4,353,581,565

Materials - 3.7%
Chemicals - 1.5%
AdvanSix Inc	265,938	4,943,787
American Vanguard Corp (b)	272,846	1,219,622
Arq Inc (b)	317,672	2,109,342
ASP Isotopes Inc (b)(c)	769,593	7,795,977
Aspen Aerogels Inc (b)(c)	663,371	5,399,840
Avient Corp	925,828	29,691,304
Balchem Corp	330,262	50,658,889
Cabot Corp	546,739	36,893,948
Chemours Co/The	1,514,216	20,275,352
Core Molding Technologies Inc (b)	83,598	1,497,240
Ecovyst Inc (b)	1,171,734	9,596,501
Flotek Industries Inc (b)(c)	142,004	2,458,089
Hawkins Inc	196,207	27,831,963
HB Fuller Co	550,481	31,581,095
Ingevity Corp (b)	365,203	19,618,705
Innospec Inc	253,086	18,622,068
Intrepid Potash Inc (b)	110,149	2,933,268
Koppers Holdings Inc	193,067	5,448,351
Kronos Worldwide Inc	227,608	1,119,831
LSB Industries Inc (b)	538,169	4,536,765
Mativ Holdings Inc	540,102	5,768,289
Minerals Technologies Inc	317,168	17,999,284
Perimeter Solutions Inc	1,398,632	32,881,838
PureCycle Technologies Inc (b)(c)	1,304,210	15,102,752
Quaker Chemical Corp	140,494	19,513,212
Rayonier Advanced Materials Inc (b)	639,695	4,445,880
Sensient Technologies Corp	425,396	40,110,589
Solesence Inc (b)(c)	187,012	611,529
Stepan Co	217,688	9,436,775
Trinseo PLC	357,699	522,241
Tronox Holdings PLC	1,206,356	4,222,246
Valhi Inc	25,961	360,079
		435,206,651
Construction Materials - 0.2%
Knife River Corp (b)	574,750	34,749,385
Smith-Midland Corp (b)(c)	27,239	993,134
United States Lime & Minerals Inc	108,648	12,735,719
		48,478,238
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA	1,428,987	5,101,483
Greif Inc Class A	295,212	16,794,611
Greif Inc Class B	8,378	493,883
Myers Industries Inc	375,360	6,504,989
O-I Glass Inc (b)	1,539,950	17,386,036
Ranpak Holdings Corp Class A (b)	482,560	2,557,567
TriMas Corp	334,209	11,874,446
		60,713,015
Metals & Mining - 1.7%
Alpha Metallurgical Resources Inc (b)	117,790	20,408,295
American Battery Technology Co (b)(c)	891,236	4,572,041
Ascent Industries Co (b)	75,713	920,670
Century Aluminum Co (b)(c)	530,891	15,724,991
Coeur Mining Inc (b)	6,441,205	110,595,491
Commercial Metals Co	1,140,806	67,718,244
Compass Minerals International Inc (b)	346,764	6,012,888
Constellium SE (b)	1,429,756	22,490,062
Contango ORE Inc (b)(c)	85,864	1,842,641
Dakota Gold Corp (b)	863,237	3,522,007
Ferroglobe PLC	1,201,098	5,825,325
Friedman Industries Inc	67,014	1,423,377
Hecla Mining Co	6,035,598	77,678,147
Idaho Strategic Resources Inc (b)(c)	129,666	4,286,758
Ivanhoe Electric Inc / US (b)(c)	864,233	12,782,006
Kaiser Aluminum Corp	161,878	14,654,815
Materion Corp	207,956	23,837,996
Metallus Inc (b)	367,793	6,469,479
NioCorp Developments Ltd (b)(c)	698,140	5,145,292
Olympic Steel Inc	98,903	3,659,411
Perpetua Resources Corp (United States) (b)(c)	755,475	18,154,064
Ramaco Resources Inc Class A (b)	291,264	8,842,775
Ryerson Holding Corp	273,068	6,023,880
SunCoke Energy Inc	863,111	6,913,519
Tredegar Corp (b)	259,394	1,792,413
United States Antimony Corp (b)(c)	934,830	7,544,078
US Gold Corp (b)	123,160	1,886,811
Warrior Met Coal Inc	524,484	35,580,995
Worthington Steel Inc	330,889	10,585,139
		506,893,610
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	159,387	2,813,181
Magnera Corp (b)	329,515	2,995,291
Sylvamo Corp	347,544	14,110,286
		19,918,758
TOTAL MATERIALS		1,071,210,272

Real Estate - 5.5%
Diversified REITs - 0.5%
Alexander & Baldwin Inc	749,805	11,974,386
Alpine Income Property Trust Inc	140,123	2,057,006
American Assets Trust Inc	538,377	10,288,384
Armada Hoffler Properties Inc Class A	828,076	5,415,617
Broadstone Net Lease Inc Class A	1,928,660	34,561,587
CTO Realty Growth Inc	321,097	5,355,898
Essential Properties Realty Trust Inc	2,008,753	60,021,540
Gladstone Commercial Corp	491,820	5,621,503
Global Net Lease Inc	2,036,692	15,519,593
Modiv Industrial Inc Class C	102,944	1,484,452
NexPoint Diversified Real Estate Trust	390,868	1,242,960
		153,542,926
Health Care REITs - 1.0%
American Healthcare REIT Inc	1,602,933	72,644,924
CareTrust REIT Inc	2,149,273	74,472,309
Community Healthcare Trust Inc	292,671	4,290,557
Diversified Healthcare Trust	2,220,988	9,461,409
Global Medical REIT Inc	139,341	4,277,768
LTC Properties Inc	466,069	16,349,701
National Health Investors Inc	468,550	34,911,661
Sabra Health Care REIT Inc	2,407,713	42,905,446
Sila Realty Trust Inc	569,311	13,492,671
Strawberry Fields REIT Inc	75,026	872,551
Universal Health Realty Income Trust	136,519	5,217,756
		278,896,753
Hotel & Resort REITs - 0.6%
Apple Hospitality REIT Inc	2,286,556	25,586,562
Braemar Hotels & Resorts Inc	627,113	1,599,138
Chatham Lodging Trust	477,389	3,055,290
DiamondRock Hospitality Co	2,087,910	16,327,456
Pebblebrook Hotel Trust	1,180,130	12,344,160
RLJ Lodging Trust	1,523,664	10,360,915
Ryman Hospitality Properties Inc	623,053	54,149,536
Service Properties Trust	1,525,443	3,264,448
Summit Hotel Properties Inc	1,108,478	5,697,577
Sunstone Hotel Investors Inc	1,925,400	17,039,790
Xenia Hotels & Resorts Inc	1,000,037	12,300,455
		161,725,327
Industrial REITs - 0.4%
Industrial Logistics Properties Trust	545,345	2,879,421
LXP Industrial Trust	2,957,592	28,067,548
One Liberty Properties Inc	196,935	3,956,424
Plymouth Industrial REIT Inc	418,975	9,217,450
Terreno Realty Corp	1,032,705	58,998,437
		103,119,280
Office REITs - 0.6%
Brandywine Realty Trust	1,764,341	6,051,690
City Office Reit Inc	415,442	2,866,550
COPT Defense Properties	1,154,427	32,520,209
Douglas Emmett Inc	1,637,018	21,183,013
Easterly Government Properties Inc	427,810	9,249,252
Empire State Realty Trust Inc Class A	1,391,111	10,280,310
Franklin Street Properties Corp	769,760	923,712
Hudson Pacific Properties Inc (b)	3,727,253	9,094,497
JBG SMITH Properties	628,467	12,248,822
NET Lease Office Properties	147,370	4,325,310
Paramount Group Inc (b)	1,878,847	12,287,659
Peakstone Realty Trust	381,454	5,153,444
Piedmont Realty Trust Inc Class A1	1,250,737	10,080,940
Postal Realty Trust Inc Class A	239,951	3,553,674
SL Green Realty Corp	724,986	37,228,031
		177,047,113
Real Estate Management & Development - 0.6%
American Realty Investors Inc (b)	13,299	209,459
Anywhere Real Estate Inc (b)	1,057,547	10,628,347
Compass Inc Class A (b)	4,697,347	36,216,545
Cushman & Wakefield PLC (b)	2,325,304	36,507,274
Douglas Elliman Inc (b)	739,920	1,827,602
eXp World Holdings Inc (c)	885,434	9,066,844
Forestar Group Inc (b)	195,967	5,097,102
FRP Holdings Inc (b)	114,554	2,714,930
Kennedy-Wilson Holdings Inc	1,213,664	9,175,300
Marcus & Millichap Inc	241,714	7,060,466
Maui Land & Pineapple Co Inc (b)(c)	68,922	1,102,752
Newmark Group Inc Class A	1,560,533	27,824,303
RE/MAX Holdings Inc Class A (b)	180,526	1,431,571
RMR Group Inc/The Class A	170,342	2,635,191
Seaport Entertainment Group Inc (b)(c)	77,459	1,864,438
St Joe Co/The	382,255	21,704,439
Stratus Properties Inc (b)(c)	67,322	1,264,980
Tejon Ranch Co (b)	209,288	3,310,936
Transcontinental Realty Investors Inc (b)	19,011	852,073
		180,494,552
Residential REITs - 0.3%
Apartment Investment and Management Co Class A	1,312,092	6,980,329
BRT Apartments Corp	116,412	1,712,421
Centerspace	172,275	10,207,294
Clipper Realty Inc	154,002	599,067
Elme Communities	892,555	14,682,530
Independence Realty Trust Inc	2,380,619	37,923,261
NexPoint Residential Trust Inc	228,153	6,997,453
UMH Properties Inc	815,633	11,859,304
Veris Residential Inc	797,618	11,453,794
		102,415,453
Retail REITs - 1.1%
Acadia Realty Trust	1,336,284	25,482,936
Alexander's Inc	22,784	5,033,669
CBL & Associates Properties Inc	187,275	5,537,722
Curbline Properties Corp	983,240	22,673,514
FrontView REIT Inc (c)	197,016	2,620,313
Getty Realty Corp	545,414	14,960,706
InvenTrust Properties Corp	791,971	21,700,005
Kite Realty Group Trust	2,235,851	49,501,742
Macerich Co/The	2,556,506	43,844,079
NETSTREIT Corp	961,112	17,895,905
Phillips Edison & Co Inc	1,279,042	43,282,782
Saul Centers Inc	129,361	3,830,379
SITE Centers Corp	518,083	3,797,548
Tanger Inc	1,127,118	36,698,962
Urban Edge Properties	1,288,141	24,770,951
Whitestone REIT	464,398	5,823,551
		327,454,764
Specialized REITs - 0.4%
Farmland Partners Inc	422,812	4,240,804
Four Corners Property Trust Inc	1,020,139	24,116,086
Gladstone Land Corp	366,526	3,320,725
Outfront Media Inc	1,404,450	24,844,721
PotlatchDeltic Corp	792,020	31,680,800
Safehold Inc	575,402	8,303,051
Smartstop Self Storage REIT Inc	314,699	10,809,911
		107,316,098
TOTAL REAL ESTATE		1,592,012,266

Utilities - 3.1%
Electric Utilities - 1.3%
ALLETE Inc	589,393	39,683,831
Genie Energy Ltd Class B	219,319	3,300,751
Hawaiian Electric Industries Inc (b)	1,750,162	20,336,882
MGE Energy Inc	370,499	30,703,252
Oklo Inc Class A (b)(c)	1,093,361	145,165,540
Otter Tail Corp	387,674	29,936,186
Portland General Electric Co	1,113,157	50,849,012
TXNM Energy Inc	978,830	55,597,544
		375,572,998
Gas Utilities - 0.8%
Chesapeake Utilities Corp	229,812	29,250,471
New Jersey Resources Corp	1,019,951	45,183,829
Northwest Natural Holding Co	408,901	18,617,263
ONE Gas Inc	603,907	48,427,302
RGC Resources Inc	85,300	1,766,563
Southwest Gas Holdings Inc	651,793	51,817,544
Spire Inc	588,265	50,826,096
		245,889,068
Independent Power and Renewable Electricity Producers - 0.3%
Hallador Energy Co (b)	312,126	6,751,285
Montauk Renewables Inc (b)	686,249	1,393,085
Ormat Technologies Inc	613,508	65,258,847
		73,403,217
Multi-Utilities - 0.4%
Avista Corp	812,343	30,909,651
Black Hills Corp	732,248	46,446,491
Northwestern Energy Group Inc	621,634	37,092,901
Unitil Corp	162,101	7,902,423
		122,351,466
Water Utilities - 0.3%
American States Water Co	389,683	27,788,295
Cadiz Inc (b)(c)	551,808	2,924,582
California Water Service Group	602,510	26,739,394
Consolidated Water Co Ltd	151,801	5,162,752
Global Water Resources Inc	123,211	1,222,253
H2O America	321,788	14,882,695
Middlesex Water Co	180,809	10,391,093
Pure Cycle Corp (b)	194,488	2,141,313
York Water Co/The	145,898	4,533,051
		95,785,428
TOTAL UTILITIES		913,002,177

TOTAL UNITED STATES		27,643,408,079
TOTAL COMMON STOCKS (Cost $22,191,743,913)		28,884,705,377

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $6,122,590)	4.15	6,131,000	6,124,421

Money Market Funds - 9.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.18	125,045,422	125,070,431
Fidelity Securities Lending Cash Central Fund (h)(i)	4.18	2,502,727,619	2,502,977,892
TOTAL MONEY MARKET FUNDS (Cost $2,628,030,360)			2,628,048,323

TOTAL INVESTMENT IN SECURITIES - 108.6% (Cost $24,825,896,863)	31,518,878,121
NET OTHER ASSETS (LIABILITIES) - (8.6)%	(2,493,222,533)
NET ASSETS - 100.0%	29,025,655,588

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	1,164	12/19/2025	144,912,180	4,144,233	4,144,233

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $15,592,181 or 0.1% of net assets.

(e)	Level 3 security.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,124,421.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	51,848,609	1,265,397,851	1,192,180,632	1,875,541	4,602	1	125,070,431	125,045,422	0.2%
Fidelity Securities Lending Cash Central Fund	2,048,610,113	4,322,008,868	3,867,641,089	14,582,080	-	-	2,502,977,892	2,502,727,619	9.7%
Total	2,100,458,722	5,587,406,719	5,059,821,721	16,457,621	4,602	1	2,628,048,323

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	812,805,192	812,805,192	-	-
Consumer Discretionary	2,616,214,605	2,616,214,605	-	-
Consumer Staples	527,495,315	527,495,315	-	-
Energy	1,446,937,624	1,446,937,624	-	-
Financials	4,869,037,102	4,869,037,102	-	-
Health Care	4,917,028,893	4,916,592,046	80,240	356,607
Industrials	5,241,951,056	5,241,951,056	-	-
Information Technology	4,727,644,784	4,727,644,784	-	-
Materials	1,161,647,778	1,161,647,778	-	-
Real Estate	1,596,106,870	1,596,106,870	-	-
Utilities	967,836,158	967,836,158	-	-

U.S. Treasury Obligations	6,124,421	-	6,124,421	-

Money Market Funds	2,628,048,323	2,628,048,323	-	-
Total Investments in Securities:	31,518,878,121	31,512,316,853	6,204,661	356,607
Derivative Instruments:

Assets
Futures Contracts	4,144,233	4,144,233	-	-
Total Assets	4,144,233	4,144,233	-	-
Total Derivative Instruments:	4,144,233	4,144,233	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,144,233	-
Total Equity Risk	4,144,233	-
Total Value of Derivatives	4,144,233	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Small Cap Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,821,180,121) - See accompanying schedule:
Unaffiliated issuers (cost $22,197,866,503)	$28,890,829,798
Fidelity Central Funds (cost $2,628,030,360)	2,628,048,323

Total Investment in Securities (cost $24,825,896,863)		$31,518,878,121
Segregated cash with brokers for derivative instruments		5,042,295
Receivable for investments sold		1,326,296
Receivable for fund shares sold		74,383,537
Dividends receivable		6,063,080
Distributions receivable from Fidelity Central Funds		2,638,357
Receivable for daily variation margin on futures contracts		809,684
Other receivables		453,480
Total assets		31,609,594,850
Liabilities
Payable to custodian bank	$712,951
Payable for fund shares redeemed	79,482,917
Accrued management fee	601,948
Other payables and accrued expenses	207,483
Collateral on securities loaned	2,502,933,963
Total liabilities		2,583,939,262
Net Assets		$29,025,655,588
Net Assets consist of:
Paid in capital		$22,663,864,303
Total accumulated earnings (loss)		6,361,791,285
Net Assets		$29,025,655,588
Net Asset Value, offering price and redemption price per share ($29,025,655,588 ÷ 932,175,793 shares)		$31.14
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$175,255,829
Interest		245,482
Income from Fidelity Central Funds (including $14,582,080 from security lending)		16,457,621
Total income		191,958,932
Expenses
Management fee	$3,305,752
Independent trustees' fees and expenses	25,876
Total expenses before reductions	3,331,628
Expense reductions	(57,605)
Total expenses after reductions		3,274,023
Net Investment income (loss)		188,684,909
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	225,341,809
Redemptions in-kind	105,132,780
Fidelity Central Funds	4,602
Futures contracts	28,599,042
Total net realized gain (loss)		359,078,233
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,725,494,225
Fidelity Central Funds	1
Futures contracts	(3,640,813)
Total change in net unrealized appreciation (depreciation)		5,721,853,413
Net gain (loss)		6,080,931,646
Net increase (decrease) in net assets resulting from operations		$6,269,616,555
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$188,684,909	$352,057,029
Net realized gain (loss)	359,078,233	738,813,882
Change in net unrealized appreciation (depreciation)	5,721,853,413	(675,311,094)
Net increase (decrease) in net assets resulting from operations	6,269,616,555	415,559,817
Distributions to shareholders	-	(278,049,075)

Share transactions
Proceeds from sales of shares	3,428,491,234	8,750,894,161
Reinvestment of distributions	-	259,756,111
Cost of shares redeemed	(4,381,483,116)	(10,132,967,902)

Net increase (decrease) in net assets resulting from share transactions	(952,991,882)	(1,122,317,630)
Total increase (decrease) in net assets	5,316,624,673	(984,806,888)

Net Assets
Beginning of period	23,709,030,915	24,693,837,803
End of period	$29,025,655,588	$23,709,030,915

Other Information
Shares
Sold	120,167,077	329,894,759
Issued in reinvestment of distributions	-	9,448,104
Redeemed	(156,239,161)	(379,336,707)
Net increase (decrease)	(36,072,084)	(39,993,844)

Financial Highlights
Fidelity® Small Cap Index Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.49	$24.49	$21.91	$22.98	$28.75	$16.60
Income from Investment Operations
Net investment income (loss) A,B	.20	.36	.37	.38	.30	.25
Net realized and unrealized gain (loss)	6.45	(.08)	2.57	(1.18)	(4.99)	12.13
Total from investment operations	6.65	.28	2.94	(.80)	(4.69)	12.38
Distributions from net investment income	-	(.28)	(.36)	(.27)	(.35)	(.23)
Distributions from net realized gain	-	-	-	-	(.73)	-
Total distributions	-	(.28)	(.36)	(.27)	(1.08)	(.23)
Net asset value, end of period	$31.14	$24.49	$24.49	$21.91	$22.98	$28.75
Total Return C,D	27.15%	1.03%	13.45%	(3.46)%	(16.89)%	74.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.02% G,H	.02% G	.03%	.03%	.02% G	.03%
Expenses net of fee waivers, if any	.02 % G,H	.02% G	.03%	.03%	.02% G	.03%
Expenses net of all reductions, if any	.02% G,H	.02% G	.02%	.02%	.02% G	.03%
Net investment income (loss)	1.41% H	1.33%	1.56%	1.69%	1.10%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$29,025,656	$23,709,031	$24,693,838	$19,732,038	$18,704,544	$21,215,363
Portfolio turnover rate I	25 % H,J	14% J	9% J	9% J	24% J	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Mid Cap Index Fund	$242,606
Fidelity Small Cap Index Fund	196,415

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, short-term capital gain dividends, foreign currency transactions, certain corporate actions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to excise tax regulations and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Mid Cap Index Fund	34,388,154,368	13,643,628,079	(2,512,346,687)	11,131,281,392
Fidelity Small Cap Index Fund	25,075,793,546	10,059,805,019	(3,612,576,211)	6,447,228,808

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)

Fidelity Small Cap Index Fund	(42,399,498)	(516,949,762)	(559,349,260)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2024 to April 30, 2025. Loss deferrals were as follows:

Capital losses ($)
Fidelity Mid Cap Index Fund	(278,534,097)

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	8,458,560,195	4,353,171,831
Fidelity Small Cap Index Fund	3,299,822,981	3,562,595,015

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	56,741,452	-	1,230,803,230	1,230,803,230	2,012,811,760
Fidelity Small Cap Index Fund	7,442,280	-	105,132,780	105,132,780	211,343,687

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Index Fund	1,528,182	47,877,930

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	21,522,538	389,803,000	697,729,194
Fidelity Small Cap Index Fund	77,663,346	1,159,757,440	2,021,491,295
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .025% of each Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of each Fund's average net assets. These expense contracts will remain in place through June 30, 2026.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Mid Cap Index Fund	Borrower	111,964,000	4.56%
Fidelity Small Cap Index Fund	Borrower	92,629,167	4.61%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Small Cap Index Fund	56,123

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Index Fund	543,490	25,235	43,624
Fidelity Small Cap Index Fund	1,511,859	94,478	17,938,464

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Mid Cap Index Fund	70,672,667
Fidelity Small Cap Index Fund	358,615,051
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Mid Cap Index Fund	15,995
Fidelity Small Cap Index Fund	57,605
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid Cap Index Fund
Fidelity Small Cap Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to each fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index each fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of each fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered each fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of each fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board considered that current contractual arrangements for each fund oblige FMR to pay all expenses of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.025%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the funds, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2026.

1.929323.114
MCX-I-SCX-I-SANN-1225
Fidelity® Large Cap Value Index Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Large Cap Value Index Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	63,094	694,034
Liberty Global Ltd Class C (b)	85,007	947,828

TOTAL BELGIUM		1,641,862
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	19,909	5,058,678
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	157,898	2,876,902
CANADA - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States)	49,349	3,241,736
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	102,939	5,564,882
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	71,506	7,094,825
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	56,546	2,446,180
TOTAL CANADA		18,347,623
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	60,105	1,877,079
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	16,045	640,356
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	42,768	2,014,800
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	50,780	1,519,338
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	892	137,065
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	34,598	4,802,202
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	24,226	2,700,472
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Entertainment PLC (b)	12,597	2,929,936
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	166,630	6,890,151
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	184,447	12,542,396
TOTAL UNITED KINGDOM		22,362,483
UNITED STATES - 99.4%
Communication Services - 8.1%
Diversified Telecommunication Services - 1.2%
AST SpaceMobile Inc Class A (b)(c)	6,343	509,026
AT&T Inc	2,934,659	72,632,811
Frontier Communications Parent Inc (b)	98,994	3,738,013
GCI LLC Class A	926	33,864
GCI LLC Class C	7,482	274,028
Iridium Communications Inc (c)	39,681	759,891
Verizon Communications Inc	1,775,426	70,555,429
		148,503,062
Entertainment - 1.3%
Electronic Arts Inc	105,164	21,039,110
Liberty Media Corp-Liberty Formula One Class A (b)	7,018	638,498
Liberty Media Corp-Liberty Formula One Class C (b)	60,473	6,038,229
Liberty Media Corp-Liberty Live Class A (b)	8,677	761,320
Liberty Media Corp-Liberty Live Class C (b)	18,952	1,713,450
Madison Square Garden Sports Corp Class A (b)	7,095	1,521,097
Roku Inc Class A (b)	47,749	5,067,601
Take-Two Interactive Software Inc (b)	49,861	12,782,865
TKO Group Holdings Inc Class A	16,548	3,117,643
Walt Disney Co/The	759,840	85,573,181
Warner Bros Discovery Inc (b)	975,929	21,909,606
		160,162,600
Interactive Media & Services - 4.6%
Alphabet Inc Class A	864,540	243,100,003
Alphabet Inc Class C	701,399	197,668,266
IAC Inc Class A (b)(c)	30,442	980,841
Match Group Inc	103,239	3,338,749
Meta Platforms Inc Class A	162,847	105,581,852
Pinterest Inc Class A (b)	123,780	4,097,118
Trump Media & Technology Group Corp (b)(c)	32,249	494,216
ZoomInfo Technologies Inc (b)	123,181	1,382,091
		556,643,136
Media - 0.7%
Charter Communications Inc Class A (b)	37,907	8,864,173
Comcast Corp Class A	1,371,281	38,169,607
DoubleVerify Holdings Inc (b)	38,378	436,742
Fox Corp Class A	88,288	5,707,819
Fox Corp Class B	65,464	3,823,752
Interpublic Group of Cos Inc/The	171,373	4,397,431
Liberty Broadband Corp Class A (b)	9,356	500,452
Liberty Broadband Corp Class C (b)	36,731	1,976,863
New York Times Co/The Class A	69,300	3,949,407
News Corp Class A	157,744	4,180,216
News Corp Class B (c)	63,809	1,944,260
Nexstar Media Group Inc	12,061	2,360,700
NIQ Global Intelligence Plc (c)	11,858	147,038
Omnicom Group Inc	87,033	6,529,216
Sirius XM Holdings Inc	94,643	2,052,807
		85,040,483
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	190,374	39,988,059
TOTAL COMMUNICATION SERVICES		990,337,340

Consumer Discretionary - 7.6%
Automobile Components - 0.2%
Aptiv PLC	91,285	7,403,214
BorgWarner Inc	90,715	3,897,116
Gentex Corp	94,515	2,216,377
Lear Corp	24,313	2,544,355
QuantumScape Corp Class A (b)(c)	175,624	3,238,507
		19,299,569
Automobiles - 0.5%
Ford Motor Co	1,643,611	21,580,612
General Motors Co	398,783	27,551,918
Harley-Davidson Inc	49,704	1,341,014
Lucid Group Inc (b)(c)	53,856	955,944
Rivian Automotive Inc Class A (b)(c)	325,691	4,419,627
Thor Industries Inc	21,289	2,221,507
		58,070,622
Broadline Retail - 2.4%
Amazon.com Inc (b)	1,103,406	269,473,814
Dillard's Inc Class A (c)	1,217	730,297
eBay Inc	192,410	15,644,857
Etsy Inc (b)	17,975	1,114,450
Macy's Inc	118,331	2,306,271
Ollie's Bargain Outlet Holdings Inc (b)	25,485	3,078,843
		292,348,532
Distributors - 0.1%
Genuine Parts Co	57,740	7,350,880
LKQ Corp	121,375	3,879,145
Pool Corp	12,472	3,330,772
		14,560,797
Diversified Consumer Services - 0.1%
ADT Inc	212,511	1,878,597
Bright Horizons Family Solutions Inc (b)	20,947	2,288,041
Grand Canyon Education Inc (b)	7,473	1,407,165
H&R Block Inc	46,812	2,328,429
Service Corp International/US	57,994	4,843,079
		12,745,311
Hotels, Restaurants & Leisure - 1.4%
Aramark	108,618	4,114,450
Booking Holdings Inc	793	4,026,648
Boyd Gaming Corp	23,311	1,815,228
Caesars Entertainment Inc (b)	92,679	1,862,848
Carnival Corp (b)	310,973	8,965,352
Choice Hotels International Inc (c)	7,841	728,899
Churchill Downs Inc	4,355	432,016
Darden Restaurants Inc	2,141	385,701
Domino's Pizza Inc	9,217	3,672,606
Hyatt Hotels Corp Class A (c)	16,992	2,334,871
Marriott International Inc/MD Class A1	21,718	5,659,276
McDonald's Corp	282,358	84,264,098
MGM Resorts International (b)	88,230	2,826,007
Norwegian Cruise Line Holdings Ltd (b)	19,381	434,522
Penn Entertainment Inc (b)	64,128	1,055,547
Starbucks Corp	414,367	33,509,859
Travel + Leisure Co	15,271	958,713
Vail Resorts Inc	2,984	442,617
Wendy's Co/The (c)	69,063	589,798
Wyndham Hotels & Resorts Inc	3,254	238,940
Wynn Resorts Ltd	34,379	4,090,757
Yum! Brands Inc	77,050	10,649,081
		173,057,834
Household Durables - 0.7%
DR Horton Inc	112,013	16,698,898
Garmin Ltd	67,573	14,456,568
Lennar Corp Class A	93,033	11,514,695
Lennar Corp Class B (c)	8,668	1,023,257
Mohawk Industries Inc (b)	22,982	2,611,674
Newell Brands Inc	201,087	683,695
NVR Inc (b)	1,165	8,400,605
PulteGroup Inc	81,845	9,810,760
SharkNinja Inc (b)	28,587	2,444,189
Toll Brothers Inc	41,090	5,545,096
TopBuild Corp (b)	11,031	4,660,377
Whirlpool Corp (c)	24,481	1,753,574
		79,603,388
Leisure Products - 0.0%
Brunswick Corp/DE	32,105	2,122,462
Hasbro Inc	55,417	4,228,871
Mattel Inc (b)	134,270	2,467,883
YETI Holdings Inc (b)	34,587	1,175,611
		9,994,827
Specialty Retail - 1.8%
AutoNation Inc (b)	11,486	2,295,707
AutoZone Inc (b)	5,890	21,642,393
Bath & Body Works Inc	92,734	2,270,128
Best Buy Co Inc	83,996	6,899,431
Dick's Sporting Goods Inc	26,998	5,978,707
Five Below Inc (b)	22,608	3,555,560
Floor & Decor Holdings Inc Class A (b)	32,054	2,002,734
GameStop Corp Class A (b)(c)	173,512	3,867,582
Gap Inc/The	100,078	2,286,782
Home Depot Inc/The	99,810	37,886,878
Lithia Motors Inc Class A	9,992	3,138,287
Lowe's Cos Inc	236,003	56,199,395
O'Reilly Automotive Inc (b)	28,268	2,669,630
Penske Automotive Group Inc	7,912	1,266,474
Restoration Hardware Inc (b)	5,732	988,713
Ross Stores Inc	108,516	17,245,363
TJX Cos Inc/The	233,081	32,663,971
Ulta Beauty Inc (b)	14,144	7,353,183
Valvoline Inc (b)	7,058	232,985
Wayfair Inc Class A (b)	32,787	3,393,782
Williams-Sonoma Inc	42,031	8,168,305
		222,005,990
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co	14,327	711,049
Crocs Inc (b)	24,112	1,969,709
Lululemon Athletica Inc (b)	19,116	3,260,043
NIKE Inc Class B	485,646	31,367,875
PVH Corp	21,587	1,690,910
Ralph Lauren Corp Class A	14,422	4,610,137
Tapestry Inc	5,544	608,841
Under Armour Inc Class A (b)(c)	66,667	307,335
Under Armour Inc Class C (b)(c)	116,645	517,904
VF Corp	149,639	2,100,932
		47,144,735
TOTAL CONSUMER DISCRETIONARY		928,831,605

Consumer Staples - 7.3%
Beverages - 1.3%
Boston Beer Co Inc/The Class A (b)	3,343	691,968
Brown-Forman Corp Class A	29,947	812,163
Brown-Forman Corp Class B	58,248	1,586,093
Coca-Cola Co/The	827,027	56,982,160
Coca-Cola Consolidated Inc	18,601	2,425,198
Constellation Brands Inc Class A	61,259	8,048,207
Keurig Dr Pepper Inc	547,777	14,877,623
Molson Coors Beverage Co Class B	77,213	3,375,752
PepsiCo Inc	496,127	72,479,194
Primo Brands Corp Class A	106,880	2,348,154
		163,626,512
Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos Inc Class A	174,607	3,088,798
BJ's Wholesale Club Holdings Inc (b)	46,961	4,144,778
Casey's General Stores Inc	13,071	6,707,906
Dollar General Corp	92,844	9,159,989
Dollar Tree Inc (b)	82,535	8,180,869
Kroger Co/The	254,888	16,218,523
Maplebear Inc (b)	73,055	2,692,807
Performance Food Group Co (b)	55,671	5,385,613
Sysco Corp	93,986	6,981,280
Target Corp	193,585	17,949,201
US Foods Holding Corp (b)	95,061	6,903,330
Walmart Inc	1,635,796	165,509,840
		252,922,934
Food Products - 1.0%
Archer-Daniels-Midland Co	201,272	12,182,994
Bunge Global SA	57,766	5,464,664
Campbell's Company/The	101,106	3,046,324
Conagra Brands Inc	16	275
Darling Ingredients Inc (b)	10	321
Flowers Foods Inc (c)	117,022	1,396,072
Freshpet Inc (b)	15,677	771,465
General Mills Inc	246,109	11,471,140
Hershey Co/The	53,884	9,140,343
Hormel Foods Corp	131,037	2,829,089
Ingredion Inc	26,584	3,068,059
JM Smucker Co	45,486	4,710,075
Kellanova	115,395	9,584,709
Kraft Heinz Co/The	398,611	9,857,650
Lamb Weston Holdings Inc	57,361	3,540,895
McCormick & Co Inc/MD	108,650	6,970,984
Mondelez International Inc	546,622	31,408,901
Pilgrim's Pride Corp (c)	17,246	657,073
Post Holdings Inc (b)	21,922	2,278,353
Seaboard Corp	105	353,848
Smithfield Foods Inc	18,802	416,652
Tyson Foods Inc Class A	121,291	6,235,570
		125,385,456
Household Products - 1.5%
Church & Dwight Co Inc	102,468	8,985,419
Clorox Co/The	53,474	6,013,686
Colgate-Palmolive Co	176,854	13,626,601
Kimberly-Clark Corp	88,596	10,605,827
Procter & Gamble Co/The	981,480	147,585,148
Reynolds Consumer Products Inc	23,168	566,225
		187,382,906
Personal Care Products - 0.2%
BellRing Brands Inc (b)	53,859	1,622,772
Coty Inc Class A (b)	168,701	669,742
elf Beauty Inc (b)	22,795	2,784,181
Estee Lauder Cos Inc/The Class A	97,798	9,456,089
Kenvue Inc	796,715	11,448,795
		25,981,579
Tobacco - 1.1%
Altria Group Inc	707,665	39,898,153
Philip Morris International Inc	652,712	94,205,923
		134,104,076
TOTAL CONSUMER STAPLES		889,403,463

Energy - 5.8%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	411,803	19,935,383
Halliburton Co	377,554	10,133,549
NOV Inc (c)	184,238	2,689,875
SLB Ltd	579,045	20,880,363
Weatherford International PLC	29,971	2,208,563
		55,847,733
Oil, Gas & Consumable Fuels - 5.3%
Antero Midstream Corp	137,546	2,372,669
Antero Resources Corp (b)	122,289	3,779,953
APA Corp	155,113	3,513,309
Cheniere Energy Inc	50,361	10,676,532
Chevron Corp	803,811	126,777,071
Chord Energy Corp	1,304	118,299
Civitas Resources Inc	43,421	1,251,827
ConocoPhillips	532,307	47,300,800
Coterra Energy Inc	321,154	7,598,504
Devon Energy Corp	264,307	8,587,334
Diamondback Energy Inc	81,863	11,721,963
DT Midstream Inc	42,058	4,604,930
EOG Resources Inc	229,619	24,302,875
EQT Corp	260,198	13,941,409
Expand Energy Corp	92,594	9,565,886
Exxon Mobil Corp	1,814,625	207,520,516
HF Sinclair Corp	61,264	3,161,222
Kinder Morgan Inc	813,638	21,309,179
Marathon Petroleum Corp	127,932	24,935,226
Matador Resources Co	51,737	2,041,542
Occidental Petroleum Corp	298,834	12,311,961
ONEOK Inc	264,232	17,703,544
Ovintiv Inc	111,331	4,176,026
Permian Resources Corp Class A	296,509	3,724,153
Phillips 66	158,901	21,632,782
Range Resources Corp	98,555	3,503,630
Valero Energy Corp	130,622	22,148,266
Viper Energy Inc Class A	72,182	2,711,156
Williams Cos Inc/The	481,350	27,855,725
		650,848,289
TOTAL ENERGY		706,696,022

Financials - 21.8%
Banks - 7.3%
Bank of America Corp	2,598,100	138,868,445
Bank OZK	44,427	1,998,771
BOK Financial Corp	9,195	961,612
Citigroup Inc	628,255	63,598,254
Citizens Financial Group Inc	181,087	9,211,896
Columbia Banking System Inc	127,291	3,411,399
Comerica Inc	54,186	4,145,229
Commerce Bancshares Inc/MO	51,103	2,689,551
Cullen/Frost Bankers Inc	24,748	3,047,469
East West Bancorp Inc	56,899	5,780,938
Fifth Third Bancorp	277,210	11,537,480
First Citizens BancShares Inc/NC Class A	4,000	7,299,280
First Hawaiian Inc	52,040	1,276,541
First Horizon Corp	209,289	4,470,413
FNB Corp/PA	154,161	2,423,411
Huntington Bancshares Inc/OH	647,895	10,003,499
JPMorgan Chase & Co	1,160,894	361,177,341
KeyCorp	410,051	7,212,797
M&T Bank Corp	65,175	11,983,727
Pinnacle Financial Partners Inc	30,361	2,587,061
PNC Financial Services Group Inc/The	164,497	30,028,927
Prosperity Bancshares Inc	40,755	2,682,494
Regions Financial Corp	373,994	9,050,655
SOUTHSTATE BANK CORP	41,924	3,716,563
Synovus Financial Corp	58,298	2,602,423
TFS Financial Corp (c)	19,068	253,603
Truist Financial Corp	544,660	24,308,176
US Bancorp	656,098	30,626,655
Webster Financial Corp	69,650	3,972,836
Wells Fargo & Co	1,348,826	117,307,397
Western Alliance Bancorp	36,105	2,792,722
Wintrust Financial Corp	27,475	3,572,300
Zions Bancorp NA	60,369	3,145,829
		887,745,694
Capital Markets - 5.8%
Affiliated Managers Group Inc	11,488	2,733,684
Ameriprise Financial Inc	3,417	1,547,115
Bank of New York Mellon Corp/The	271,103	29,260,147
Blackrock Inc	63,786	69,068,119
Carlyle Group Inc/The	108,873	5,805,108
Cboe Global Markets Inc	43,696	10,733,485
Charles Schwab Corp/The	649,823	61,421,270
CME Group Inc Class A	150,546	39,968,458
Coinbase Global Inc Class A (b)	79,390	27,292,694
Evercore Inc Class A	15,344	4,519,729
FactSet Research Systems Inc	15,296	4,080,973
Franklin Resources Inc	136,577	3,088,006
Goldman Sachs Group Inc/The	119,040	93,966,606
Hamilton Lane Inc Class A	5,945	677,492
Houlihan Lokey Inc Class A	13,241	2,371,198
Interactive Brokers Group Inc Class A	168,011	11,821,254
Intercontinental Exchange Inc	238,314	34,862,955
Invesco Ltd	157,320	3,728,484
Janus Henderson Group PLC	51,724	2,253,097
Jefferies Financial Group Inc	50,636	2,675,100
KKR & Co Inc Class A	213,439	25,256,237
Lazard Inc	31,060	1,515,728
MarketAxess Holdings Inc	15,911	2,546,715
Morgan Stanley	481,412	78,951,568
Morningstar Inc	3,255	691,037
MSCI Inc	16,084	9,466,238
Nasdaq Inc	169,690	14,506,798
Northern Trust Corp	79,129	10,181,528
Raymond James Financial Inc	75,397	11,963,242
Robinhood Markets Inc Class A (b)	267,845	39,314,289
S&P Global Inc	128,270	62,494,427
SEI Investments Co	41,387	3,336,206
State Street Corp	118,527	13,708,833
Stifel Financial Corp	41,588	4,925,267
T Rowe Price Group Inc	92,023	9,435,118
TPG Inc Class A	3,386	186,365
Tradeweb Markets Inc Class A	44,632	4,703,766
Virtu Financial Inc Class A	33,986	1,184,072
		706,242,408
Consumer Finance - 1.2%
Ally Financial Inc	106,526	4,151,318
American Express Co	154,400	55,696,712
Capital One Financial Corp	263,797	58,032,703
Credit Acceptance Corp (b)(c)	1,764	789,108
OneMain Holdings Inc	51,490	3,047,693
SLM Corp	76,078	2,042,694
SoFi Technologies Inc Class A (b)	406,721	12,071,479
Synchrony Financial	154,790	11,513,280
		147,344,987
Financial Services - 3.9%
Affirm Holdings Inc Class A (b)	45,271	3,254,079
Apollo Global Management Inc	52,078	6,473,816
Berkshire Hathaway Inc Class B (b)	771,469	368,407,307
Block Inc Class A (b)	143,989	10,934,525
Corebridge Financial Inc	112,786	3,672,312
Euronet Worldwide Inc (b)(c)	17,695	1,342,343
Fidelity National Information Services Inc	221,050	13,820,046
Fiserv Inc (b)	165,052	11,007,318
Global Payments Inc	104,231	8,105,003
Jack Henry & Associates Inc	30,287	4,510,946
MGIC Investment Corp	97,462	2,672,408
PayPal Holdings Inc (b)	401,551	27,815,438
Rocket Cos Inc Class A	398,199	6,633,995
UWM Holdings Corp Class A	80,195	451,498
Voya Financial Inc	40,157	2,990,090
Western Union Co/The (c)	174,568	1,628,719
WEX Inc (b)	13,040	1,902,275
		475,622,118
Insurance - 3.5%
AFLAC Inc	203,868	21,852,611
Allstate Corp/The	110,389	21,141,701
American Financial Group Inc/OH	27,525	3,624,492
American International Group Inc	244,106	19,274,610
Aon PLC	6,667	2,271,314
Arch Capital Group Ltd	153,600	13,257,216
Arthur J Gallagher & Co	99,596	24,848,206
Assurant Inc	21,096	4,466,445
Assured Guaranty Ltd	19,065	1,536,258
Axis Capital Holdings Ltd	31,576	2,957,408
Brighthouse Financial Inc (b)	25,309	1,444,384
Brown & Brown Inc	105,135	8,383,465
Chubb Ltd	156,802	43,424,746
Cincinnati Financial Corp	63,873	9,874,127
CNA Financial Corp	8,822	393,019
Everest Group Ltd	15,811	4,972,876
Fidelity National Financial Inc/US	109,565	6,052,371
First American Financial Corp	41,864	2,616,919
Globe Life Inc	34,446	4,529,993
Hanover Insurance Group Inc/The	14,909	2,547,650
Hartford Insurance Group Inc/The	115,426	14,333,601
Kemper Corp	25,519	1,148,099
Lincoln National Corp	72,784	3,056,928
Loews Corp	70,874	7,056,215
Markel Group Inc (b)	4,035	7,967,229
Marsh & McLennan Cos Inc	182,251	32,468,016
MetLife Inc	235,145	18,769,274
Old Republic International Corp	95,135	3,754,027
Primerica Inc	13,725	3,566,716
Principal Financial Group Inc	93,941	7,894,802
Progressive Corp/The	232,954	47,988,524
Prudential Financial Inc	151,066	15,710,864
Reinsurance Group of America Inc	28,324	5,167,997
RLI Corp	32,237	1,900,694
Travelers Companies Inc/The	94,155	25,291,916
Unum Group	71,075	5,218,327
W R Berkley Corp	115,314	8,226,501
White Mountains Insurance Group Ltd	1,040	1,980,742
Willis Towers Watson PLC	40,504	12,681,802
		423,652,085
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp	457,152	4,571,520
Annaly Capital Management Inc	277,675	5,878,380
Rithm Capital Corp	220,254	2,416,186
Starwood Property Trust Inc	141,587	2,574,052
		15,440,138
TOTAL FINANCIALS		2,656,047,430

Health Care - 11.9%
Biotechnology - 1.1%
Amgen Inc	59,191	17,664,370
Biogen Inc (b)	61,777	9,530,338
BioMarin Pharmaceutical Inc (b)	79,152	4,240,173
Caris Life Sciences Inc (b)	4,731	142,307
Exact Sciences Corp (b)	74,117	4,794,629
Exelixis Inc (b)	19,931	770,732
Gilead Sciences Inc	380,304	45,556,616
Incyte Corp (b)	48,539	4,537,426
Insmed Inc (b)	4,406	835,378
Ionis Pharmaceuticals Inc (b)	4,326	321,422
Moderna Inc (b)	153,396	4,166,235
Neurocrine Biosciences Inc (b)	5,168	740,109
Regeneron Pharmaceuticals Inc	43,832	28,569,698
Revolution Medicines Inc (b)	72,690	4,277,080
Roivant Sciences Ltd (b)	162,549	3,249,355
Sarepta Therapeutics Inc (b)(c)	8,796	211,191
United Therapeutics Corp (b)	18,563	8,268,517
Viking Therapeutics Inc (b)(c)	43,965	1,674,187
		139,549,763
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	726,842	89,852,208
Align Technology Inc (b)	31,009	4,275,521
Baxter International Inc	49	905
Becton Dickinson & Co	122,937	21,970,071
Boston Scientific Corp (b)	513,189	51,688,396
Cooper Cos Inc/The (b)	89,709	6,271,556
DENTSPLY SIRONA Inc	111,483	1,405,801
Edwards Lifesciences Corp (b)	243,043	20,038,895
Envista Holdings Corp (b)	76,231	1,551,301
GE HealthCare Technologies Inc	194,905	14,608,130
Globus Medical Inc Class A (b)	50,523	3,051,084
Hologic Inc (b)	97,793	7,227,881
Medtronic PLC	541,906	49,150,874
ResMed Inc	47,182	11,648,292
Solventum Corp (b)	64,384	4,445,071
STERIS PLC	41,915	9,879,366
Stryker Corp	107,925	38,447,202
Teleflex Inc	705	87,751
Zimmer Biomet Holdings Inc	86,651	8,713,625
		344,313,930
Health Care Providers & Services - 2.7%
Acadia Healthcare Co Inc (b)	46,271	994,826
Cardinal Health Inc	50,312	9,598,020
Centene Corp (b)	66,790	2,362,362
Chemed Corp	6,029	2,600,308
Cigna Group/The	102,852	25,138,057
CVS Health Corp	527,907	41,255,932
Elevance Health Inc	95,840	30,400,448
Encompass Health Corp	43,518	4,954,524
HCA Healthcare Inc	57,155	26,273,010
Henry Schein Inc (b)	48,545	3,068,044
Humana Inc	51,020	14,193,254
Labcorp Holdings Inc	35,962	9,132,910
McKesson Corp	4,152	3,368,684
Molina Healthcare Inc (b)	11,384	1,742,435
Quest Diagnostics Inc	48,568	8,545,540
Tenet Healthcare Corp (b)	37,225	7,686,590
UnitedHealth Group Inc	381,468	130,294,210
Universal Health Services Inc Class B	24,265	5,265,748
		326,874,902
Health Care Technology - 0.0%
Certara Inc (b)(c)	51,247	596,002
Veeva Systems Inc Class A (b)	12,334	3,591,661
		4,187,663
Life Sciences Tools & Services - 2.0%
Agilent Technologies Inc	118,575	17,354,637
Avantor Inc (b)	283,229	3,347,767
Bio-Rad Laboratories Inc Class A (b)	8,323	2,659,615
Bio-Techne Corp	68,081	4,259,828
Bruker Corp	46,678	1,817,641
Charles River Laboratories International Inc (b)	20,888	3,761,302
Danaher Corp	267,602	57,636,119
Illumina Inc (b)	67,152	8,295,958
IQVIA Holdings Inc (b)	70,676	15,298,527
Mettler-Toledo International Inc (b)	8,645	12,243,827
QIAGEN NV (c)	88,136	4,129,172
Repligen Corp (b)	19,666	2,931,414
Revvity Inc	50,549	4,730,881
Sotera Health Co (b)	64,406	1,069,139
Thermo Fisher Scientific Inc	158,206	89,764,502
Waters Corp (b)	12,102	4,230,859
West Pharmaceutical Services Inc	29,838	8,416,405
		241,947,593
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co	690,485	31,810,644
Elanco Animal Health Inc (b)(c)	205,375	4,549,056
Jazz Pharmaceuticals PLC (b)	24,322	3,347,680
Johnson & Johnson	1,005,890	189,982,445
Merck & Co Inc	1,054,753	90,687,664
Organon & Co	119,787	808,562
Perrigo Co PLC	61,793	1,281,587
Pfizer Inc	2,388,312	58,871,891
Royalty Pharma PLC Class A	157,521	5,913,338
Viatris Inc	505,083	5,232,660
Zoetis Inc Class A	37,614	5,419,801
		397,905,328
TOTAL HEALTH CARE		1,454,779,179

Industrials - 13.1%
Aerospace & Defense - 2.9%
ATI Inc (b)	58,562	5,795,881
Boeing Co (b)	260,243	52,314,048
BWX Technologies Inc	31,350	6,696,674
Carpenter Technology Corp	16,491	5,209,507
Curtiss-Wright Corp	15,593	9,289,218
General Dynamics Corp	105,463	36,374,189
Hexcel Corp	32,938	2,351,773
Huntington Ingalls Industries Inc	16,496	5,312,042
L3Harris Technologies Inc	78,326	22,644,047
Leonardo DRS Inc	18,687	683,197
Loar Holdings Inc (b)	1,934	153,036
Lockheed Martin Corp	63,510	31,239,299
Northrop Grumman Corp	56,868	33,179,635
RTX Corp	559,020	99,785,070
Spirit AeroSystems Holdings Inc Class A (b)(c)	39,519	1,449,952
StandardAero Inc (b)	54,126	1,563,700
Textron Inc	75,252	6,081,114
TransDigm Group Inc	19,149	25,056,658
Woodward Inc	24,437	6,405,182
		351,584,222
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc	48,497	7,468,053
Expeditors International of Washington Inc	56,685	6,909,902
FedEx Corp	90,448	22,957,511
GXO Logistics Inc (b)	46,998	2,641,757
United Parcel Service Inc Class B	313,202	30,198,937
		70,176,160
Building Products - 0.8%
A O Smith Corp	47,300	3,121,327
Advanced Drainage Systems Inc	29,772	4,169,569
Allegion plc	35,629	5,906,219
Armstrong World Industries Inc	10,979	2,090,731
Builders FirstSource Inc (b)	46,484	5,400,046
Carlisle Cos Inc	16,036	5,212,502
Carrier Global Corp	333,562	19,843,603
Fortune Brands Innovations Inc	53,313	2,708,300
Hayward Holdings Inc (b)	82,482	1,399,720
Johnson Controls International plc	274,309	31,378,207
Masco Corp	88,346	5,721,287
Owens Corning	36,429	4,637,776
Simpson Manufacturing Co Inc	16,004	2,824,706
Trex Co Inc (b)	45,056	2,177,106
		96,591,099
Commercial Services & Supplies - 0.3%
Clean Harbors Inc (b)	21,087	4,439,024
Copart Inc (b)	25,206	1,084,110
MSA Safety Inc	15,153	2,379,476
Republic Services Inc	83,206	17,326,818
Tetra Tech Inc	90,060	2,880,119
Veralto Corp	58,702	5,792,713
		33,902,260
Construction & Engineering - 0.3%
AECOM	56,079	7,534,214
API Group Corp (b)	153,820	5,663,652
EMCOR Group Inc	12,141	8,204,645
Everus Construction Group Inc (b)	21,174	1,924,505
MasTec Inc (b)	20,652	4,216,312
Quanta Services Inc	14,149	6,354,740
Valmont Industries Inc	8,447	3,492,243
WillScot Holdings Corp	22	479
		37,390,790
Electrical Equipment - 1.3%
Acuity Inc	12,978	4,737,619
AMETEK Inc	95,881	19,378,509
Eaton Corp PLC	164,215	62,657,875
Emerson Electric Co	236,099	32,952,337
Generac Holdings Inc (b)	24,903	4,184,202
Hubbell Inc	22,531	10,589,570
nVent Electric PLC	68,210	7,799,814
Regal Rexnord Corp	28,722	4,046,643
Rockwell Automation Inc	43,462	16,009,662
Sensata Technologies Holding PLC	62,785	1,998,447
		164,354,678
Ground Transportation - 1.2%
Avis Budget Group Inc (b)(c)	4,539	617,622
CSX Corp	784,782	28,267,848
JB Hunt Transport Services Inc	33,175	5,601,931
Knight-Swift Transportation Holdings Inc	71,909	3,244,534
Landstar System Inc	14,432	1,853,502
Lyft Inc Class A (b)	139,129	2,846,579
Norfolk Southern Corp	93,804	26,582,178
Old Dominion Freight Line Inc	73,890	10,375,634
Ryder System Inc	16,254	2,750,664
Saia Inc (b)	11,362	3,323,385
Schneider National Inc Class B	27,628	590,409
U-Haul Holding Co (b)	1,951	103,715
U-Haul Holding Co Class N	26,029	1,262,146
Union Pacific Corp	230,315	50,754,517
XPO Inc (b)	38,015	5,469,218
		143,643,882
Industrial Conglomerates - 0.7%
3M Co	187,165	31,162,972
Honeywell International Inc	266,633	53,681,222
		84,844,194
Machinery - 3.4%
AGCO Corp	26,258	2,708,775
Allison Transmission Holdings Inc	29,257	2,415,165
Caterpillar Inc	169,935	98,096,678
CNH Industrial NV Class A	380,834	3,994,949
Crane Co	20,321	3,860,990
Cummins Inc	57,294	25,076,438
Deere & Co	102,436	47,287,531
Donaldson Co Inc	47,413	3,994,545
Dover Corp	56,448	10,243,054
Esab Corp	23,695	2,768,050
Flowserve Corp	54,394	3,712,391
Fortive Corp	146,039	7,351,603
Gates Industrial Corp PLC (b)	105,556	2,330,676
Graco Inc	68,649	5,613,429
IDEX Corp	32,555	5,581,880
Illinois Tool Works Inc	82,052	20,014,124
Ingersoll Rand Inc	169,808	12,961,445
ITT Inc	31,583	5,845,066
Lincoln Electric Holdings Inc	22,572	5,292,005
Middleby Corp/The (b)	21,603	2,683,741
Mueller Industries Inc	44,984	4,762,456
Nordson Corp	22,671	5,258,538
Oshkosh Corp	26,621	3,282,103
Otis Worldwide Corp	165,924	15,391,110
PACCAR Inc	216,820	21,335,088
Parker-Hannifin Corp	53,508	41,352,588
Pentair PLC	68,095	7,241,903
RBC Bearings Inc (b)	10,158	4,353,008
Snap-on Inc	21,334	7,158,624
Stanley Black & Decker Inc	69,439	4,702,409
Timken Co/The	27,166	2,132,803
Toro Co/The	41,036	3,066,620
Westinghouse Air Brake Technologies Corp	70,588	14,431,011
Xylem Inc/NY	100,974	15,231,928
		421,532,724
Marine Transportation - 0.0%
Kirby Corp (b)	23,238	2,404,668
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	40,520	1,690,899
American Airlines Group Inc (b)(c)	260,878	3,425,328
Delta Air Lines 1991 Series J Pass Through Trust	275,024	15,780,877
Southwest Airlines Co	178,712	5,414,974
United Airlines Holdings Inc (b)	136,175	12,805,897
		39,117,975
Professional Services - 0.7%
Amentum Holdings Inc (b)	68,928	1,544,676
Automatic Data Processing Inc	12,361	3,217,568
Broadridge Financial Solutions Inc	4,328	953,891
CACI International Inc (b)	9,227	5,187,881
Clarivate PLC (b)(c)	185,853	631,900
Concentrix Corp (c)	19,782	797,412
Dawn Bidco LLC (b)	58,917	4,049,955
Equifax Inc	43,093	9,096,932
FTI Consulting Inc (b)	13,506	2,228,625
Genpact Ltd	67,913	2,590,881
Jacobs Solutions Inc	49,550	7,720,386
KBR Inc	50,842	2,178,071
Leidos Holdings Inc	53,218	10,136,433
ManpowerGroup Inc	28,224	865,348
Parsons Corp (b)	22,802	1,895,758
Paychex Inc	93,195	10,906,612
Paycom Software Inc	9,688	1,812,528
Paylocity Holding Corp (b)	1,526	215,578
Science Applications International Corp	20,457	1,917,025
SS&C Technologies Holdings Inc	88,038	7,476,187
TransUnion	82,908	6,730,471
Verisk Analytics Inc	23,812	5,209,113
		87,363,231
Trading Companies & Distributors - 0.6%
Air Lease Corp Class A	43,437	2,773,887
Applied Industrial Technologies Inc	15,860	4,077,447
Core & Main Inc Class A (b)	33,152	1,729,871
Fastenal Co	81,678	3,361,050
Ferguson Enterprises Inc	76,116	18,914,826
MSC Industrial Direct Co Inc Class A	18,295	1,553,428
QXO Inc (b)(c)	257,364	4,547,622
SiteOne Landscape Supply Inc (b)	12,797	1,660,667
United Rentals Inc	26,854	23,394,668
Watsco Inc	14,806	5,448,756
Wesco International Inc	20,028	5,197,867
WW Grainger Inc	2,665	2,609,035
		75,269,124
TOTAL INDUSTRIALS		1,608,175,007

Information Technology - 11.3%
Communications Equipment - 1.3%
Ciena Corp (b)	58,566	11,122,855
Cisco Systems Inc	1,664,230	121,671,855
F5 Inc (b)	23,596	5,970,968
Lumentum Holdings Inc (b)	26,238	5,288,531
Motorola Solutions Inc	40,209	16,353,402
		160,407,611
Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics Inc (b)	23,107	2,577,586
Avnet Inc	37,086	1,796,817
CDW Corp/DE	51,765	8,249,788
Cognex Corp	70,280	2,908,889
Coherent Corp (b)	64,796	8,550,480
Corning Inc	325,217	28,970,330
Crane NXT Co (c)	20,357	1,287,580
Flex Ltd (b)	155,216	9,704,104
Ingram Micro Holding Corp (c)	9,018	207,053
IPG Photonics Corp (b)	10,407	885,844
Jabil Inc	14,829	3,275,578
Keysight Technologies Inc (b)	71,629	13,105,242
Littelfuse Inc	10,408	2,532,370
Ralliant Corp	47,530	2,087,518
TD SYNNEX Corp	32,543	5,092,654
Teledyne Technologies Inc (b)	19,278	10,156,036
Trimble Inc (b)	99,178	7,909,446
Vontier Corp	60,879	2,343,842
Zebra Technologies Corp Class A (b)	21,643	5,827,378
		117,468,535
IT Services - 2.0%
Accenture PLC Class A	262,466	65,642,747
Akamai Technologies Inc (b)	60,746	4,562,025
Amdocs Ltd	46,078	3,882,532
Cognizant Technology Solutions Corp Class A	205,874	15,004,097
DXC Technology Co (b)	80,903	1,148,822
EPAM Systems Inc (b)	23,074	3,773,522
Globant SA (b)(c)	18,830	1,159,551
IBM Corporation	389,213	119,647,968
Kyndryl Holdings Inc (b)	88,847	2,569,455
MongoDB Inc Class A (b)	29,852	10,741,347
Okta Inc Class A (b)	41,873	3,832,636
Twilio Inc Class A (b)	49,076	6,619,371
VeriSign Inc	34,786	8,341,683
		246,925,756
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices Inc (b)	279,817	71,666,730
Amkor Technology Inc	47,826	1,543,823
Analog Devices Inc	207,108	48,490,196
Applied Materials Inc	240,391	56,035,142
Cirrus Logic Inc (b)	21,121	2,801,701
Entegris Inc	53,152	4,867,129
First Solar Inc (b)	42,640	11,382,322
GlobalFoundries Inc (b)	43,128	1,535,357
Intel Corp (b)	1,829,672	73,168,583
Lattice Semiconductor Corp (b)	8,134	593,457
MACOM Technology Solutions Holdings Inc (b)	19,623	2,906,755
Marvell Technology Inc	336,727	31,564,789
Microchip Technology Inc	221,565	13,830,087
Micron Technology Inc	467,386	104,586,966
MKS Inc	28,002	4,024,167
ON Semiconductor Corp (b)	178,231	8,925,808
Onto Innovation Inc (b)	16,133	2,177,310
Qorvo Inc (b)	35,380	3,358,270
QUALCOMM Inc	348,393	63,024,294
Skyworks Solutions Inc	63,545	4,938,717
Teradyne Inc	67,519	12,272,253
Texas Instruments Inc	224,748	36,287,812
Universal Display Corp	18,354	2,703,177
		562,684,845
Software - 1.7%
Aurora Innovation Inc Class A (b)(c)	444,290	2,328,080
BILL Holdings Inc (b)(c)	39,572	1,965,146
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	228,562	1,993,061
Circle Internet Group Inc Class A (c)	16,769	2,129,328
Docusign Inc (b)	20,511	1,500,175
Dolby Laboratories Inc Class A	25,037	1,660,454
Dropbox Inc Class A (b)	56,791	1,646,939
Fair Isaac Corp (b)	1,758	2,917,454
Gen Digital Inc	204,679	5,395,338
Informatica Inc Class A (b)	42,017	1,044,963
nCino Inc (b)(c)	38,501	1,027,207
Nutanix Inc Class A (b)	79,767	5,682,601
Pegasystems Inc	22,796	1,450,965
PTC Inc (b)	43,668	8,669,845
Roper Technologies Inc	44,924	20,042,843
Rubrik Inc Class A (b)	19,446	1,463,700
SailPoint Inc (c)	25,405	550,779
Salesforce Inc	347,379	90,460,965
SentinelOne Inc Class A (b)	37,696	672,874
Strategy Inc Class A (b)	104,402	28,137,383
Synopsys Inc (b)	20,712	9,399,520
Teradata Corp (b)	31,114	648,726
Tyler Technologies Inc (b)	3,048	1,451,640
UiPath Inc Class A (b)(c)	170,419	2,702,845
Unity Software Inc (b)	124,774	4,728,935
Zoom Communications Inc Class A (b)	109,801	9,577,941
		209,249,707
Technology Hardware, Storage & Peripherals - 0.7%
Dell Technologies Inc Class C	109,186	17,689,224
Hewlett Packard Enterprise Co	551,287	13,462,429
HP Inc	396,836	10,980,452
NetApp Inc	50,086	5,899,129
Pure Storage Inc Class A (b)	17,232	1,700,798
Sandisk Corp/DE	56,313	11,224,870
Super Micro Computer Inc (b)	116,700	6,063,732
Western Digital Corp	144,044	21,636,850
		88,657,484
TOTAL INFORMATION TECHNOLOGY		1,385,393,938

Materials - 3.8%
Chemicals - 1.8%
Air Products and Chemicals Inc	93,561	22,696,963
Albemarle Corp	50,498	4,960,419
Ashland Inc	25,916	1,267,292
Axalta Coating Systems Ltd (b)	95,170	2,709,490
CF Industries Holdings Inc	68,124	5,674,048
Corteva Inc	286,181	17,582,961
Dow Inc	83,482	1,991,046
DuPont de Nemours Inc	177,213	14,469,441
Eastman Chemical Co	60,814	3,619,649
Ecolab Inc	78,567	20,144,579
Element Solutions Inc	94,140	2,515,421
FMC Corp (c)	63,083	956,968
Huntsman Corp	124,942	1,034,520
International Flavors & Fragrances Inc	113,802	7,166,112
Linde PLC	196,965	82,390,460
LyondellBasell Industries NV Class A1	121,702	5,649,407
Mosaic Co/The	134,170	3,682,967
NewMarket Corp	2,463	1,891,338
Olin Corp	59,053	1,222,397
PPG Industries Inc	96,431	9,426,130
RPM International Inc	53,398	5,835,333
Scotts Miracle-Gro Co/The	21,446	1,147,790
Sherwin-Williams Co/The	9,377	3,234,502
Solstice Advanced Materials Inc	66,658	3,004,276
Westlake Corp (c)	19,623	1,350,259
		225,623,768
Construction Materials - 0.6%
CRH PLC	283,950	33,818,446
Eagle Materials Inc	12,993	2,758,674
James Hardie Industries PLC (b)	24,895	521,052
Martin Marietta Materials Inc	24,964	15,305,428
Vulcan Materials Co	54,852	15,879,654
		68,283,254
Containers & Packaging - 0.5%
Amcor PLC	1,028,166	8,122,511
AptarGroup Inc	27,229	3,158,836
Avery Dennison Corp	32,715	5,721,526
Ball Corp	117,974	5,544,778
Crown Holdings Inc	48,178	4,681,938
Graphic Packaging Holding CO	143,400	2,292,966
International Paper Co	220,313	8,512,894
Packaging Corp of America	36,766	7,197,312
Sealed Air Corp	60,989	2,043,741
Silgan Holdings Inc	37,425	1,445,354
Smurfit WestRock PLC	218,966	8,084,225
Sonoco Products Co	44,454	1,803,499
		58,609,580
Metals & Mining - 0.9%
Alcoa Corp	111,649	4,107,567
Cleveland-Cliffs Inc (b)(c)	208,952	2,597,273
Freeport-McMoRan Inc	600,200	25,028,340
MP Materials Corp (b)(c)	54,629	3,446,544
Newmont Corp	459,384	37,196,323
Nucor Corp	96,768	14,520,038
Reliance Inc	22,117	6,246,504
Royal Gold Inc	34,287	5,993,025
Steel Dynamics Inc	53,684	8,417,651
		107,553,265
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	26,542	2,312,073
TOTAL MATERIALS		462,381,940

Real Estate - 4.1%
Diversified REITs - 0.0%
WP Carey Inc	90,230	5,955,180
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc	78,274	4,557,112
Healthcare Realty Trust Inc	141,839	2,513,387
Healthpeak Properties Inc	302,718	5,433,788
Medical Properties Trust Inc (c)	238,725	1,234,208
Omega Healthcare Investors Inc	119,782	5,034,437
Ventas Inc	187,164	13,810,832
Welltower Inc	277,832	50,298,706
		82,882,470
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	291,237	4,665,617
Park Hotels & Resorts Inc	124,417	1,280,251
		5,945,868
Industrial REITs - 0.5%
Americold Realty Trust Inc	15	193
EastGroup Properties Inc	22,038	3,846,292
First Industrial Realty Trust Inc	53,276	2,945,097
Prologis Inc	388,974	48,267,784
Rexford Industrial Realty Inc	103,506	4,276,868
STAG Industrial Inc Class A	78,373	2,999,335
		62,335,569
Office REITs - 0.1%
BXP Inc	67,881	4,832,449
Cousins Properties Inc	69,843	1,811,029
Highwoods Properties Inc	44,521	1,274,636
Kilroy Realty Corp	50,078	2,115,796
Vornado Realty Trust	74,543	2,828,161
		12,862,071
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	109,926	16,756,020
CoStar Group Inc (b)	152,861	10,518,365
Howard Hughes Holdings Inc (b)	12,879	1,021,047
Jones Lang LaSalle Inc (b)	14,464	4,412,822
Zillow Group Inc Class A (b)	20,897	1,494,762
Zillow Group Inc Class C (b)	68,125	5,108,013
		39,311,029
Residential REITs - 0.5%
American Homes 4 Rent Class A	144,166	4,555,646
AvalonBay Communities Inc	59,281	10,310,152
Camden Property Trust	45,076	4,484,160
Equity LifeStyle Properties Inc	80,740	4,929,177
Equity Residential	157,826	9,381,177
Essex Property Trust Inc	26,897	6,771,858
Invitation Homes Inc	260,772	7,340,732
Mid-America Apartment Communities Inc	49,038	6,288,143
Sun Communities Inc	43,125	5,459,625
UDR Inc	131,493	4,429,998
		63,950,668
Retail REITs - 0.5%
Agree Realty Corp	46,361	3,384,817
Brixmor Property Group Inc	126,734	3,315,361
Federal Realty Investment Trust	35,410	3,406,088
Kimco Realty Corp	287,630	5,942,436
NNN REIT Inc	79,559	3,218,957
Realty Income Corp	383,581	22,240,026
Regency Centers Corp	75,197	5,184,833
Simon Property Group Inc	105,159	18,482,746
		65,175,264
Specialized REITs - 1.4%
Crown Castle Inc	184,912	16,682,761
CubeSmart	96,938	3,651,654
Digital Realty Trust Inc	140,879	24,007,190
EPR Properties	30,966	1,517,953
Equinix Inc	40,885	34,589,119
Extra Space Storage Inc	88,987	11,883,324
Gaming and Leisure Properties Inc	114,733	5,123,976
Iron Mountain Inc	122,908	12,653,379
Millrose Properties Inc Class A	48,629	1,566,340
National Storage Affiliates Trust	30,771	895,128
Public Storage Operating Co	57,430	15,997,701
Rayonier Inc	64,480	1,423,074
SBA Communications Corp Class A	45,574	8,726,510
VICI Properties Inc	445,893	13,372,331
Weyerhaeuser Co	313,671	7,214,433
		159,304,873
TOTAL REAL ESTATE		497,722,992

Utilities - 4.6%
Electric Utilities - 3.0%
Alliant Energy Corp	107,020	7,151,076
American Electric Power Co Inc	224,343	26,979,489
Constellation Energy Corp	130,988	49,382,476
Duke Energy Corp	326,090	40,532,987
Edison International	164,410	9,105,026
Entergy Corp	184,154	17,695,358
Evergy Inc	96,407	7,405,022
Eversource Energy	154,910	11,433,907
Exelon Corp	425,135	19,607,226
FirstEnergy Corp	228,439	10,469,359
IDACORP Inc	21,682	2,797,412
NextEra Energy Inc	864,445	70,365,824
OGE Energy Corp	83,627	3,691,296
PG&E Corp	929,999	14,842,784
Pinnacle West Capital Corp	51,385	4,548,600
PPL Corp	307,748	11,238,957
Southern Co/The	460,529	43,308,147
Xcel Energy Inc	247,549	20,093,552
		370,648,498
Gas Utilities - 0.2%
Atmos Energy Corp	65,187	11,193,912
MDU Resources Group Inc	85,115	1,632,505
National Fuel Gas Co	36,398	2,872,166
UGI Corp	89,506	2,992,186
		18,690,769
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	308,324	4,276,454
Clearway Energy Inc Class A	15,774	473,061
Clearway Energy Inc Class C	34,017	1,086,163
Talen Energy Corp (b)	18,697	7,474,687
		13,310,365
Multi-Utilities - 1.2%
Ameren Corp	109,286	11,149,358
CenterPoint Energy Inc	266,922	10,207,097
CMS Energy Corp	123,837	9,108,211
Consolidated Edison Inc	153,751	14,976,885
Dominion Energy Inc	359,338	21,089,547
DTE Energy Co	86,258	11,691,409
NiSource Inc	197,122	8,300,807
Public Service Enterprise Group Inc	209,636	16,888,276
Sempra	274,358	25,224,476
WEC Energy Group Inc	132,279	14,779,533
		143,415,599
Water Utilities - 0.1%
American Water Works Co Inc	81,113	10,417,343
Essential Utilities Inc	121,178	4,729,577
		15,146,920
TOTAL UTILITIES		561,212,151

TOTAL UNITED STATES		12,140,981,067
TOTAL COMMON STOCKS (Cost $9,654,839,513)		12,204,959,927

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (e) (Cost $2,114,096)	4.15	2,117,000	2,114,728

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	9,172,274	9,174,108
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	46,717,567	46,722,239
TOTAL MONEY MARKET FUNDS (Cost $55,896,347)			55,896,347

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $9,712,849,956)	12,262,971,002
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(32,722,718)
NET ASSETS - 100.0%	12,230,248,284

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	31	12/19/2025	10,654,700	290,208	290,208
CME E-Mini S&P MidCap 400 Index Contracts (United States)	35	12/19/2025	11,401,950	68,416	68,416

TOTAL FUTURES CONTRACTS					358,624
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,320,581.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,418,322	493,766,543	509,012,994	551,104	2,237	-	9,174,108	9,172,274	0.0%
Fidelity Securities Lending Cash Central Fund	80,412,913	323,331,598	357,022,272	599,756	-	-	46,722,239	46,717,567	0.2%
Total	104,831,235	817,098,141	866,035,266	1,150,860	2,237	-	55,896,347

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	993,994,002	993,994,002	-	-
Consumer Discretionary	937,520,712	937,520,712	-	-
Consumer Staples	889,403,463	889,403,463	-	-
Energy	713,586,173	713,586,173	-	-
Financials	2,672,385,429	2,672,385,429	-	-
Health Care	1,454,779,179	1,454,779,179	-	-
Industrials	1,615,269,832	1,615,269,832	-	-
Information Technology	1,386,913,276	1,386,913,276	-	-
Materials	479,726,538	479,726,538	-	-
Real Estate	497,722,992	497,722,992	-	-
Utilities	563,658,331	563,658,331	-	-

U.S. Treasury Obligations	2,114,728	-	2,114,728	-

Money Market Funds	55,896,347	55,896,347	-	-
Total Investments in Securities:	12,262,971,002	12,260,856,274	2,114,728	-
Derivative Instruments:

Assets
Futures Contracts	358,624	358,624	-	-
Total Assets	358,624	358,624	-	-
Total Derivative Instruments:	358,624	358,624	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	358,624	-
Total Equity Risk	358,624	-
Total Value of Derivatives	358,624	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,804,823) - See accompanying schedule:
Unaffiliated issuers (cost $9,656,953,609)	$12,207,074,655
Fidelity Central Funds (cost $55,896,347)	55,896,347

Total Investment in Securities (cost $9,712,849,956)		$12,262,971,002
Receivable for fund shares sold		13,608,648
Dividends receivable		9,048,652
Distributions receivable from Fidelity Central Funds		105,446
Receivable for daily variation margin on futures contracts		85,317
Other receivables		40,489
Total assets		12,285,859,554
Liabilities
Payable for fund shares redeemed	$8,533,989
Accrued management fee	356,225
Collateral on securities loaned	46,721,056
Total liabilities		55,611,270
Net Assets		$12,230,248,284
Net Assets consist of:
Paid in capital		$9,373,073,165
Total accumulated earnings (loss)		2,857,175,119
Net Assets		$12,230,248,284
Net Asset Value, offering price and redemption price per share ($12,230,248,284 ÷ 604,299,856 shares)		$20.24
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$112,684,339
Interest		63,546
Income from Fidelity Central Funds (including $599,756 from security lending)		1,150,860
Total income		113,898,745
Expenses
Management fee	$2,014,452
Independent trustees' fees and expenses	11,186
Total expenses before reductions	2,025,638
Expense reductions	(9,161)
Total expenses after reductions		2,016,477
Net Investment income (loss)		111,882,268
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(43,243,136)
Redemptions in-kind	379,343,756
Fidelity Central Funds	2,237
Foreign currency transactions	(110)
Futures contracts	7,505,588
Total net realized gain (loss)		343,608,335
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	961,327,094
Futures contracts	(1,724,421)
Total change in net unrealized appreciation (depreciation)		959,602,673
Net gain (loss)		1,303,211,008
Net increase (decrease) in net assets resulting from operations		$1,415,093,276
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$111,882,268	$193,591,651
Net realized gain (loss)	343,608,335	41,994,660
Change in net unrealized appreciation (depreciation)	959,602,673	342,865,654
Net increase (decrease) in net assets resulting from operations	1,415,093,276	578,451,965
Distributions to shareholders	(58,218,941)	(177,473,617)

Share transactions
Proceeds from sales of shares	2,271,430,777	4,873,183,747
Reinvestment of distributions	46,181,899	148,213,723
Cost of shares redeemed	(2,013,992,436)	(2,532,965,586)

Net increase (decrease) in net assets resulting from share transactions	303,620,240	2,488,431,884
Total increase (decrease) in net assets	1,660,494,575	2,889,410,232

Net Assets
Beginning of period	10,569,753,709	7,680,343,477
End of period	$12,230,248,284	$10,569,753,709

Other Information
Shares
Sold	117,809,250	264,190,256
Issued in reinvestment of distributions	2,422,975	8,213,833
Redeemed	(104,505,156)	(139,188,163)
Net increase (decrease)	15,727,069	133,215,926

Financial Highlights
Fidelity® Large Cap Value Index Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.96	$16.87	$15.17	$15.30	$15.35	$10.77
Income from Investment Operations
Net investment income (loss) A,B	.19	.38	.36	.34	.30	.28
Net realized and unrealized gain (loss)	2.19	1.06	1.66	(.17)	(.10)	4.60
Total from investment operations	2.38	1.44	2.02	.17	.20	4.88
Distributions from net investment income	(.10)	(.29)	(.32)	(.30)	(.25)	(.30)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	(.10)	(.35) C	(.32)	(.30)	(.25)	(.30)
Net asset value, end of period	$20.24	$17.96	$16.87	$15.17	$15.30	$15.35
Total Return D,E	13.26%	8.52%	13.49%	1.18%	1.27%	45.93%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.03% H,I	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.03 % H,I	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions, if any	.03% H,I	.04%	.03%	.03%	.04%	.04%
Net investment income (loss)	1.93% H	2.08%	2.30%	2.28%	1.90%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$12,230,248	$10,569,754	$7,680,343	$5,986,235	$5,307,593	$3,689,832
Portfolio turnover rate J	28 % H,K	14% K	27% K	16%	16%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying securities, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,012,973,202
Gross unrealized depreciation	(601,704,061)
Net unrealized appreciation (depreciation)	$2,411,269,141
Tax cost	$9,852,060,485

The Fund elected to defer to its next fiscal year approximately $50,983,708 of capital losses recognized during the period November 1, 2024 to April 30, 2025.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Index Fund	2,610,031,444	1,632,778,556

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Large Cap Value Index Fund	31,922,166	-	379,343,756	379,343,756	612,337,521

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Large Cap Value Index Fund	5,597,016	51,024,968	102,331,511
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2026.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Large Cap Value Index Fund	56,408	495	34,440

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Large Cap Value Index Fund	13,904,357
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $9,161.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Large Cap Value Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the fundings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9879610.109
LC2-I-SANN-1225
Fidelity® Large Cap Growth Index Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Large Cap Growth Index Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BRAZIL - 0.2%
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (b)	4,550,513	73,308,764
Capital Markets - 0.0%
XP Inc Class A	48,803	889,191
TOTAL BRAZIL		74,197,955
CANADA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	280,554	18,429,593
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	179,501	9,703,824
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	15,383	1,526,301
TOTAL CANADA		29,659,718
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	22,148	883,927
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	20,399	3,134,510
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (b)	1,689,004	53,997,458
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	8,123	905,471
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	299,659	11,132,332
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	197,181	45,862,329
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	83,160	5,654,880
TOTAL UNITED KINGDOM		51,517,209
UNITED STATES - 99.3%
Communication Services - 11.2%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (b)(c)	241,897	19,412,234
GCI LLC Class A	1,077	39,386
GCI LLC Class C	6,401	234,437
Iridium Communications Inc	9,858	188,780
		19,874,837
Entertainment - 2.2%
Liberty Media Corp-Liberty Formula One Class A (b)	8,803	800,897
Liberty Media Corp-Liberty Formula One Class C (b)	89,335	8,920,100
Live Nation Entertainment Inc (b)	215,285	32,191,566
Netflix Inc (b)	576,554	645,083,208
ROBLOX Corp Class A (b)	831,103	94,513,033
Roku Inc Class A (b)	22,735	2,412,866
Spotify Technology SA (b)	209,260	137,132,263
Take-Two Interactive Software Inc (b)	84,027	21,542,002
TKO Group Holdings Inc Class A	39,852	7,508,117
		950,104,052
Interactive Media & Services - 9.0%
Alphabet Inc Class A	4,875,871	1,371,046,167
Alphabet Inc Class C	3,970,132	1,118,862,601
Meta Platforms Inc Class A	2,173,050	1,408,896,968
Pinterest Inc Class A (b)	399,050	13,208,555
Reddit Inc Class A (b)	158,593	33,138,007
Trump Media & Technology Group Corp (b)(c)	118,318	1,813,223
		3,946,965,521
Media - 0.0%
DoubleVerify Holdings Inc (b)	88,915	1,011,853
Liberty Broadband Corp Class A (b)	5,133	274,564
Liberty Broadband Corp Class C (b)	31,820	1,712,553
Nexstar Media Group Inc	2,274	445,090
NIQ Global Intelligence Plc (c)	31,933	395,968
Trade Desk Inc (The) Class A (b)	607,057	30,522,826
		34,362,854
TOTAL COMMUNICATION SERVICES		4,951,307,264

Consumer Discretionary - 12.7%
Automobiles - 3.9%
Tesla Inc (b)	3,754,836	1,714,307,924
Broadline Retail - 4.5%
Amazon.com Inc (b)	8,066,865	1,970,089,770
Etsy Inc (b)	76,644	4,751,928
		1,974,841,698
Distributors - 0.0%
Pool Corp	9,126	2,437,190
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions Inc (b)	10,009	1,093,283
Duolingo Inc Class A (b)	51,122	13,835,658
Grand Canyon Education Inc (b)	10,629	2,001,441
H&R Block Inc	30,530	1,518,562
		18,448,944
Hotels, Restaurants & Leisure - 2.3%
Airbnb Inc Class A (b)	578,524	73,206,427
Booking Holdings Inc	41,566	211,061,341
Carnival Corp (b)	453,538	13,075,501
Cava Group Inc (b)(c)	135,751	7,293,901
Chipotle Mexican Grill Inc (b)	1,824,794	57,827,722
Choice Hotels International Inc	11,200	1,041,151
Churchill Downs Inc	72,408	7,182,874
Darden Restaurants Inc	150,956	27,194,723
Domino's Pizza Inc	13,136	5,234,171
DoorDash Inc Class A (b)	488,099	124,157,743
DraftKings Inc Class A (b)	653,773	19,998,916
Dutch Bros Inc Class A (b)	159,526	8,860,074
Expedia Group Inc Class A	164,608	36,213,760
Hilton Worldwide Holdings Inc	313,950	80,672,592
Las Vegas Sands Corp	423,275	25,121,371
Light & Wonder Inc Class A (b)(c)	112,594	8,185,584
Marriott International Inc/MD Class A1	237,610	61,916,414
McDonald's Corp	54,983	16,408,577
Norwegian Cruise Line Holdings Ltd (b)	543,037	12,174,890
Planet Fitness Inc Class A (b)	114,140	10,351,357
Royal Caribbean Cruises Ltd	344,670	98,861,696
Starbucks Corp	204,664	16,551,178
Texas Roadhouse Inc	90,040	14,728,743
Travel + Leisure Co	27,457	1,723,750
Vail Resorts Inc (c)	39,887	5,916,439
Viking Holdings Ltd (b)	237,096	14,427,292
Wendy's Co/The (c)	95,091	812,076
Wingstop Inc (c)	37,783	8,184,931
Wyndham Hotels & Resorts Inc	91,195	6,696,449
Yum! Brands Inc	127,410	17,609,336
		992,690,979
Household Durables - 0.1%
SharkNinja Inc (b)	19,236	1,644,678
Somnigroup International Inc	275,008	21,819,135
TopBuild Corp (b)	2,720	1,149,145
		24,612,958
Specialty Retail - 1.8%
AutoZone Inc (b)	3,560	13,080,971
Burlington Stores Inc (b)	85,493	23,390,030
Carvana Co Class A (b)	179,557	55,041,403
Chewy Inc Class A (b)	289,726	9,769,561
Floor & Decor Holdings Inc Class A (b)	46,005	2,874,392
Home Depot Inc/The	1,032,264	391,837,092
Lithia Motors Inc Class A	3,900	1,224,911
Murphy USA Inc	24,461	8,761,930
O'Reilly Automotive Inc (b)	1,065,522	100,627,898
Restoration Hardware Inc (b)	3,527	608,371
Ross Stores Inc	87,581	13,918,373
TJX Cos Inc/The	760,820	106,621,315
Tractor Supply Co	723,179	39,131,216
Ulta Beauty Inc (b)	15,356	7,983,277
Valvoline Inc (b)	153,272	5,059,509
Wayfair Inc Class A (b)	23,155	2,396,774
Williams-Sonoma Inc	24,087	4,681,068
		787,008,091
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	200,915	16,374,573
Lululemon Athletica Inc (b)	82,520	14,072,961
Ralph Lauren Corp Class A	3,792	1,212,150
Tapestry Inc	258,035	28,337,404
		59,997,088
TOTAL CONSUMER DISCRETIONARY		5,574,344,872

Consumer Staples - 2.3%
Beverages - 0.7%
Celsius Holdings Inc (b)	223,637	13,469,657
Coca-Cola Co/The	2,585,091	178,112,770
Coca-Cola Consolidated Inc	9,626	1,255,037
Monster Beverage Corp (b)	948,989	63,420,935
PepsiCo Inc	255,296	37,296,193
		293,554,592
Consumer Staples Distribution & Retail - 1.5%
BJ's Wholesale Club Holdings Inc (b)	26,248	2,316,648
Casey's General Stores Inc	7,531	3,864,834
Costco Wholesale Corp	603,833	550,363,589
Performance Food Group Co (b)	25,702	2,486,411
Sprouts Farmers Market Inc (b)	133,160	10,514,314
Sysco Corp	353,455	26,254,637
Walmart Inc	591,389	59,836,739
		655,637,172
Food Products - 0.0%
Darling Ingredients Inc (b)	23,882	765,417
Freshpet Inc (b)	17,933	882,483
Hershey Co/The	23,917	4,057,041
		5,704,941
Household Products - 0.1%
Colgate-Palmolive Co	518,326	39,937,019
Kimberly-Clark Corp	162,806	19,489,506
		59,426,525
TOTAL CONSUMER STAPLES		1,014,323,230

Energy - 0.2%
Energy Equipment & Services - 0.0%
SLB Ltd	161,289	5,816,081
Oil, Gas & Consumable Fuels - 0.2%
Cheniere Energy Inc	135,052	28,631,024
HF Sinclair Corp	21,567	1,112,857
Phillips 66	39,671	5,400,810
Targa Resources Corp	292,144	45,001,862
Texas Pacific Land Corp	26,156	24,675,047
Williams Cos Inc/The	87,801	5,081,044
		109,902,644
TOTAL ENERGY		115,718,725

Financials - 5.6%
Banks - 0.2%
Bank of America Corp	729,151	38,973,121
Citigroup Inc	443,430	44,888,419
Pinnacle Financial Partners Inc	7,224	615,557
Western Alliance Bancorp	30,644	2,370,313
		86,847,410
Capital Markets - 1.3%
Ameriprise Financial Inc	118,002	53,427,766
Ares Management Corp Class A	255,975	38,066,042
Bank of New York Mellon Corp/The	69,732	7,526,175
Blackstone Inc	995,724	146,012,968
Blue Owl Capital Inc Class A	829,866	13,086,987
Charles Schwab Corp/The	202,868	19,175,083
Coinbase Global Inc Class A (b)	27,907	9,593,868
FactSet Research Systems Inc	3,366	898,049
Goldman Sachs Group Inc/The	21,999	17,365,351
Hamilton Lane Inc Class A	35,415	4,035,893
Houlihan Lokey Inc Class A	28,067	5,026,238
Interactive Brokers Group Inc Class A	31,147	2,191,503
Jefferies Financial Group Inc	50,842	2,685,983
KKR & Co Inc Class A	229,989	27,214,598
Lazard Inc	24,200	1,180,960
LPL Financial Holdings Inc	108,399	40,900,027
Moody's Corp	211,474	101,570,962
Morningstar Inc	21,431	4,549,801
MSCI Inc	50,333	29,623,487
Robinhood Markets Inc Class A (b)	134,773	19,781,981
TPG Inc Class A	168,872	9,294,715
Tradeweb Markets Inc Class A	13,271	1,398,631
		554,607,068
Consumer Finance - 0.2%
Ally Financial Inc	44,260	1,724,812
American Express Co	245,004	88,380,293
Credit Acceptance Corp (b)(c)	628	280,929
SLM Corp	39,195	1,052,386
SoFi Technologies Inc Class A (b)	211,279	6,270,761
		97,709,181
Financial Services - 3.6%
Affirm Holdings Inc Class A (b)	217,071	15,603,063
Apollo Global Management Inc	390,588	48,553,994
Block Inc Class A (b)	274,169	20,820,394
Corpay Inc (b)	92,449	24,069,097
Equitable Holdings Inc	409,014	20,205,292
Fiserv Inc (b)	203,276	13,556,476
Mastercard Inc Class A	1,106,783	610,933,148
Shift4 Payments Inc Class A (b)(c)	88,858	6,140,088
Toast Inc Class A (b)	614,506	22,208,247
UWM Holdings Corp Class A	23,557	132,626
Visa Inc Class A	2,317,102	789,529,336
WEX Inc (b)	3,782	551,718
		1,572,303,479
Insurance - 0.3%
Aon PLC	263,846	89,887,055
Arthur J Gallagher & Co	21,015	5,243,032
Brown & Brown Inc	40,128	3,199,807
Everest Group Ltd	8,043	2,529,684
Kinsale Capital Group Inc	30,081	12,016,457
Markel Group Inc (b)	3,458	6,827,925
Marsh & McLennan Cos Inc	79,585	14,178,068
Progressive Corp/The	40,000	8,240,000
RLI Corp	5,878	346,567
Ryan Specialty Holdings Inc Class A	142,850	7,828,180
		150,296,775
TOTAL FINANCIALS		2,461,763,913

Health Care - 6.9%
Biotechnology - 2.6%
AbbVie Inc	2,410,074	525,492,535
Alnylam Pharmaceuticals Inc (b)	169,795	77,433,312
Amgen Inc	539,751	161,077,891
Apellis Pharmaceuticals Inc (b)	146,489	3,145,119
Caris Life Sciences Inc (b)	14,985	450,748
Exact Sciences Corp (b)	13,995	905,337
Exelixis Inc (b)	289,976	11,213,372
Gilead Sciences Inc	456,121	54,638,735
Halozyme Therapeutics Inc (b)	166,691	10,866,586
Incyte Corp (b)	55,707	5,207,490
Insmed Inc (b)	237,498	45,029,621
Ionis Pharmaceuticals Inc (b)	196,443	14,595,715
Natera Inc (b)	176,629	35,136,807
Neurocrine Biosciences Inc (b)	112,715	16,141,915
Sarepta Therapeutics Inc (b)	104,871	2,517,953
Summit Therapeutics Inc (b)(c)	158,784	3,002,605
Ultragenyx Pharmaceutical Inc (b)	122,331	4,232,653
Vertex Pharmaceuticals Inc (b)	349,859	148,889,495
Viking Therapeutics Inc (b)(c)	11,578	440,889
		1,120,418,778
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp (b)	346,155	34,864,732
Dexcom Inc (b)	531,906	30,967,567
IDEXX Laboratories Inc (b)	109,781	69,108,237
Inspire Medical Systems Inc (b)	38,902	2,804,056
Insulet Corp (b)	95,386	29,856,772
Intuitive Surgical Inc (b)	485,510	259,398,284
Masimo Corp (b)	61,311	8,623,392
Penumbra Inc (b)	50,877	11,567,903
ResMed Inc	46,957	11,592,744
Stryker Corp	120,420	42,898,421
		501,682,108
Health Care Providers & Services - 0.6%
Cardinal Health Inc	163,143	31,122,790
Cencora Inc	249,083	84,142,728
Chemed Corp	1,747	753,481
Cigna Group/The	28,487	6,962,508
DaVita Inc (b)	51,116	6,083,826
HCA Healthcare Inc	49,170	22,602,466
McKesson Corp	157,590	127,859,071
Molina Healthcare Inc (b)	40,039	6,128,369
		285,655,239
Health Care Technology - 0.1%
Doximity Inc Class A (b)	181,614	11,986,524
Veeva Systems Inc Class A (b)	159,863	46,552,106
		58,538,630
Life Sciences Tools & Services - 0.1%
Medpace Holdings Inc (b)	30,368	17,762,547
Repligen Corp (b)	8,884	1,324,249
Sotera Health Co (b)	22,740	377,483
Tempus AI Inc Class A (b)(c)	111,969	10,060,415
Waters Corp (b)	42,372	14,813,251
		44,337,945
Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co	533,410	24,574,199
Corcept Therapeutics Inc (b)	127,850	9,393,139
Eli Lilly & Co	1,089,873	940,407,817
Zoetis Inc Class A	484,284	69,780,482
		1,044,155,637
TOTAL HEALTH CARE		3,054,788,337

Industrials - 5.7%
Aerospace & Defense - 1.9%
Axon Enterprise Inc (b)	101,478	74,305,236
Boeing Co (b)	139,495	28,041,285
BWX Technologies Inc	21,821	4,661,184
Carpenter Technology Corp	11,569	3,654,647
GE Aerospace	1,430,570	441,974,602
HEICO Corp	57,739	18,347,722
HEICO Corp Class A	102,011	25,271,185
Howmet Aerospace Inc	545,502	112,346,137
Karman Holdings Inc (b)	36,041	3,036,094
Leonardo DRS Inc	40,518	1,481,338
Loar Holdings Inc (b)	52,418	4,147,836
Lockheed Martin Corp	79,077	38,896,395
Rocket Lab Corp (c)	562,817	35,446,215
Spirit AeroSystems Holdings Inc Class A (b)	17,314	635,250
StandardAero Inc (b)	16,865	487,229
TransDigm Group Inc	13,143	17,197,747
		809,930,102
Building Products - 0.4%
AAON Inc (c)	91,411	8,993,928
Armstrong World Industries Inc	17,153	3,266,446
Carlisle Cos Inc	6,841	2,223,667
Lennox International Inc	43,200	21,816,000
Simpson Manufacturing Co Inc	4,697	829,020
Trane Technologies PLC	303,275	136,064,329
		173,193,390
Commercial Services & Supplies - 0.6%
Cintas Corp	467,713	85,717,762
Copart Inc (b)	1,120,495	48,192,490
Rollins Inc	381,786	21,994,691
Tetra Tech Inc	66,278	2,119,570
Veralto Corp	128,700	12,700,116
Waste Management Inc	503,273	100,538,848
		271,263,477
Construction & Engineering - 0.3%
Comfort Systems USA Inc	47,321	45,692,211
EMCOR Group Inc	20,786	14,046,763
MasTec Inc (b)	17,829	3,639,969
Quanta Services Inc	155,206	69,707,671
WillScot Holdings Corp	61,476	1,337,103
		134,423,717
Electrical Equipment - 0.7%
GE Vernova Inc	371,928	217,629,950
Rockwell Automation Inc	12,362	4,553,666
Vertiv Holdings Co Class A	517,551	99,814,886
		321,998,502
Ground Transportation - 0.7%
Avis Budget Group Inc (b)	7,870	1,070,871
Lyft Inc Class A (b)	86,833	1,776,603
Old Dominion Freight Line Inc	14,267	2,003,372
U-Haul Holding Co (b)	4,588	243,898
U-Haul Holding Co Class N	51,581	2,501,163
Uber Technologies Inc (b)	2,738,926	264,306,359
Union Pacific Corp	64,233	14,155,026
XPO Inc (b)	32,092	4,617,076
		290,674,368
Industrial Conglomerates - 0.0%
3M Co	116,733	19,436,045
Machinery - 0.2%
Allison Transmission Holdings Inc	19,246	1,588,757
Caterpillar Inc	77,535	44,757,854
Illinois Tool Works Inc	130,501	31,831,804
RBC Bearings Inc (b)	8,543	3,660,932
		81,839,347
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	26,932	1,123,872
American Airlines Group Inc (b)	56,124	736,908
Southwest Airlines Co	67,376	2,041,493
		3,902,273
Professional Services - 0.6%
Automatic Data Processing Inc	513,948	133,780,664
Booz Allen Hamilton Holding Corp Class A	165,349	14,411,819
Broadridge Financial Solutions Inc	144,021	31,742,228
Dawn Bidco LLC (b)	19,228	1,321,733
Equifax Inc	29,243	6,173,197
ExlService Holdings Inc (b)	215,267	8,416,940
KBR Inc	13,259	568,016
Paychex Inc	137,374	16,076,879
Paycom Software Inc	38,159	7,139,167
Paylocity Holding Corp (b)	55,575	7,851,080
Verisk Analytics Inc	114,264	24,996,393
		252,478,116
Trading Companies & Distributors - 0.3%
Core & Main Inc Class A (b)	149,910	7,822,304
Fastenal Co	1,282,547	52,776,809
Ferguson Enterprises Inc	15,484	3,847,774
FTAI Aviation Ltd	138,565	23,957,889
SiteOne Landscape Supply Inc (b)	19,372	2,513,904
WW Grainger Inc	51,451	50,370,529
		141,289,209
TOTAL INDUSTRIALS		2,500,428,546

Information Technology - 53.7%
Communications Equipment - 0.6%
Arista Networks Inc	1,403,412	221,304,038
Lumentum Holdings Inc (b)	7,028	1,416,564
Motorola Solutions Inc	95,475	38,830,637
Ubiquiti Inc	5,722	4,504,244
		266,055,483
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	1,640,347	228,565,951
CDW Corp/DE	12,919	2,058,901
Jabil Inc	93,638	20,683,698
		251,308,550
IT Services - 0.7%
Cloudflare Inc Class A (b)	419,803	106,336,100
Gartner Inc (b)	101,921	25,311,061
Globant SA (b)(c)	5,646	347,680
GoDaddy Inc Class A (b)	186,989	24,893,846
Kyndryl Holdings Inc (b)	20,546	594,190
MongoDB Inc Class A (b)	10,216	3,675,921
Okta Inc Class A (b)	88,286	8,080,818
Snowflake Inc (b)	425,211	116,882,000
Twilio Inc Class A (b)	32,808	4,425,143
		290,546,759
Semiconductors & Semiconductor Equipment - 21.4%
Advanced Micro Devices Inc (b)	1,281,535	328,226,744
Applied Materials Inc	309,490	72,142,119
Astera Labs Inc (b)	171,372	31,991,725
Broadcom Inc	5,996,234	2,216,387,973
Enphase Energy Inc (b)	173,266	5,286,346
Entegris Inc	33,197	3,039,849
KLA Corp	181,039	218,829,081
Lam Research Corp	1,739,491	273,900,253
Lattice Semiconductor Corp (b)	157,349	11,480,183
MACOM Technology Solutions Holdings Inc (b)	21,358	3,163,761
Marvell Technology Inc	82,082	7,694,367
Monolithic Power Systems Inc	62,965	63,279,825
NVIDIA Corp	29,812,011	6,036,634,107
Onto Innovation Inc (b)	14,724	1,987,151
QUALCOMM Inc	335,973	60,777,516
Texas Instruments Inc	505,851	81,674,702
		9,416,495,702
Software - 18.8%
Adobe Inc (b)	578,983	197,033,705
Appfolio Inc Class A (b)	29,913	7,610,765
AppLovin Corp Class A (b)	324,342	206,712,887
Atlassian Corp Class A (b)	220,173	37,301,710
Autodesk Inc (b)	289,829	87,337,071
Bentley Systems Inc Class B	214,119	10,883,669
Cadence Design Systems Inc (b)	371,191	125,718,680
Circle Internet Group Inc Class A (c)	9,936	1,261,673
Confluent Inc Class A (b)	376,559	8,800,184
Crowdstrike Holdings Inc Class A (b)	332,253	180,416,702
Datadog Inc Class A (b)	419,666	68,325,821
Docusign Inc (b)	206,446	15,099,460
Dropbox Inc Class A (b)	66,827	1,937,983
Dynatrace Inc (b)	399,429	20,199,125
Elastic NV (b)	123,333	11,003,770
Fair Isaac Corp (b)	26,278	43,609,129
Fortinet Inc (b)	865,600	74,813,808
Gen Digital Inc	81,096	2,137,691
Gitlab Inc Class A (b)	180,643	8,806,346
Guidewire Software Inc (b)	113,908	26,613,465
HubSpot Inc (b)	69,172	34,027,090
Intuit Inc	371,446	247,958,777
Manhattan Associates Inc (b)	81,547	14,847,262
Microsoft Corp	9,462,057	4,899,547,735
nCino Inc (b)(c)	20,549	548,247
Nutanix Inc Class A (b)	85,417	6,085,107
Oracle Corp	2,252,631	591,563,427
Palantir Technologies Inc Class A (b)	2,971,595	595,715,650
Palo Alto Networks Inc (b)	893,620	196,810,869
Pegasystems Inc	39,138	2,491,134
Procore Technologies Inc (b)	155,877	11,506,840
PTC Inc (b)	18,718	3,716,272
RingCentral Inc Class A (b)(c)	108,812	3,277,417
Rubrik Inc Class A (b)	94,461	7,110,079
Salesforce Inc	142,263	37,046,708
Samsara Inc Class A (b)	364,955	14,660,242
SentinelOne Inc Class A (b)	286,332	5,111,026
Servicenow Inc (b)	281,167	258,471,200
Strategy Inc Class A (b)	19,905	5,364,597
Synopsys Inc (b)	184,305	83,641,295
Teradata Corp (b)	29,650	618,203
Tyler Technologies Inc (b)	48,558	23,126,233
Unity Software Inc (b)	25,141	952,844
Workday Inc Class A (b)	292,708	70,226,503
Zscaler Inc (b)	132,823	43,983,008
		8,294,031,409
Technology Hardware, Storage & Peripherals - 11.6%
Apple Inc	18,634,174	5,038,121,625
Dell Technologies Inc Class C	56,230	9,109,822
NetApp Inc	107,310	12,638,972
Pure Storage Inc Class A (b)	362,194	35,748,548
Super Micro Computer Inc (b)	320,191	16,637,124
		5,112,256,091
TOTAL INFORMATION TECHNOLOGY		23,630,693,994

Materials - 0.3%
Chemicals - 0.3%
Ecolab Inc	83,180	21,327,352
Sherwin-Williams Co/The	287,625	99,213,368
		120,540,720
Construction Materials - 0.0%
Eagle Materials Inc	2,681	569,230
James Hardie Industries PLC (b)	126,948	2,657,022
		3,226,252
Metals & Mining - 0.0%
Steel Dynamics Inc	18,347	2,876,809
TOTAL MATERIALS		126,643,781

Real Estate - 0.4%
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	44,449	6,775,361
CoStar Group Inc (b)	70,318	4,838,582
Jones Lang LaSalle Inc (b)	17,290	5,275,006
		16,888,949
Residential REITs - 0.0%
Sun Communities Inc	32,895	4,164,507
UDR Inc	24,620	829,448
		4,993,955
Retail REITs - 0.0%
Simon Property Group Inc	97,815	17,191,964
Specialized REITs - 0.4%
American Tower Corp	636,336	113,891,417
Lamar Advertising Co Class A	119,190	14,134,742
Public Storage Operating Co	28,280	7,877,677
		135,903,836
TOTAL REAL ESTATE		174,978,704

Utilities - 0.3%
Electric Utilities - 0.1%
NRG Energy Inc	258,802	44,477,712
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	460,234	86,662,062
TOTAL UTILITIES		131,139,774

TOTAL UNITED STATES		43,736,131,140
TOTAL COMMON STOCKS (Cost $24,495,277,867)		43,961,559,720

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (e) (Cost $4,462,870)	4.15	4,469,000	4,464,204

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	57,156,207	57,167,638
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	63,959,012	63,965,408
TOTAL MONEY MARKET FUNDS (Cost $121,133,046)			121,133,046

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $24,620,873,783)	44,087,156,970
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(43,572,118)
NET ASSETS - 100.0%	44,043,584,852

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	109	12/19/2025	56,688,720	3,043,673	3,043,673
CME E-Mini S&P 500 Index Contracts (United States)	52	12/19/2025	17,872,400	488,522	488,522

TOTAL FUTURES CONTRACTS					3,532,195
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,314,365.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	80,293,003	1,104,714,629	1,127,838,383	1,611,805	(1,611)	-	57,167,638	57,156,207	0.1%
Fidelity Securities Lending Cash Central Fund	54,630,981	385,847,819	376,513,392	146,351	-	-	63,965,408	63,959,012	0.2%
Total	134,923,984	1,490,562,448	1,504,351,775	1,758,156	(1,611)	-	121,133,046

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	4,951,307,264	4,951,307,264	-	-
Consumer Discretionary	5,704,650,511	5,704,650,511	-	-
Consumer Staples	1,014,323,230	1,014,323,230	-	-
Energy	115,718,725	115,718,725	-	-
Financials	2,549,705,673	2,549,705,673	-	-
Health Care	3,054,788,337	3,054,788,337	-	-
Industrials	2,501,954,847	2,501,954,847	-	-
Information Technology	23,630,693,994	23,630,693,994	-	-
Materials	132,298,661	132,298,661	-	-
Real Estate	174,978,704	174,978,704	-	-
Utilities	131,139,774	131,139,774	-	-

U.S. Treasury Obligations	4,464,204	-	4,464,204	-

Money Market Funds	121,133,046	121,133,046	-	-
Total Investments in Securities:	44,087,156,970	44,082,692,766	4,464,204	-
Derivative Instruments:

Assets
Futures Contracts	3,532,195	3,532,195	-	-
Total Assets	3,532,195	3,532,195	-	-
Total Derivative Instruments:	3,532,195	3,532,195	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,532,195	-
Total Equity Risk	3,532,195	-
Total Value of Derivatives	3,532,195	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $84,679,836) - See accompanying schedule:
Unaffiliated issuers (cost $24,499,740,737)	$43,966,023,924
Fidelity Central Funds (cost $121,133,046)	121,133,046

Total Investment in Securities (cost $24,620,873,783)		$44,087,156,970
Cash		128,790
Receivable for fund shares sold		56,335,266
Dividends receivable		8,507,598
Distributions receivable from Fidelity Central Funds		241,416
Receivable for daily variation margin on futures contracts		340,236
Other receivables		87,440
Total assets		44,152,797,716
Liabilities
Payable for investments purchased	$128,790
Payable for fund shares redeemed	43,777,783
Accrued management fee	1,245,961
Other payables and accrued expenses	89,298
Collateral on securities loaned	63,971,032
Total liabilities		109,212,864
Net Assets		$44,043,584,852
Net Assets consist of:
Paid in capital		$24,983,600,344
Total accumulated earnings (loss)		19,059,984,508
Net Assets		$44,043,584,852
Net Asset Value, offering price and redemption price per share ($44,043,584,852 ÷ 925,561,764 shares)		$47.59
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$107,866,232
Interest		135,497
Income from Fidelity Central Funds (including $146,351 from security lending)		1,758,156
Total income		109,759,885
Expenses
Management fee	$6,704,727
Independent trustees' fees and expenses	35,107
Total expenses before reductions	6,739,834
Expense reductions	(1,582)
Total expenses after reductions		6,738,252
Net Investment income (loss)		103,021,633
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	68,688,432
Redemptions in-kind	77,125,030
Fidelity Central Funds	(1,611)
Futures contracts	27,095,894
Total net realized gain (loss)		172,907,745
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	10,232,571,270
Futures contracts	(3,702,698)
Total change in net unrealized appreciation (depreciation)		10,228,868,572
Net gain (loss)		10,401,776,317
Net increase (decrease) in net assets resulting from operations		$10,504,797,950
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,021,633	$175,744,183
Net realized gain (loss)	172,907,745	453,611,022
Change in net unrealized appreciation (depreciation)	10,228,868,572	2,360,580,000
Net increase (decrease) in net assets resulting from operations	10,504,797,950	2,989,935,205
Distributions to shareholders	-	(116,186,775)

Share transactions
Proceeds from sales of shares	6,357,699,442	14,179,230,808
Reinvestment of distributions	-	104,573,920
Cost of shares redeemed	(4,044,580,270)	(8,050,329,082)

Net increase (decrease) in net assets resulting from share transactions	2,313,119,172	6,233,475,646
Total increase (decrease) in net assets	12,817,917,122	9,107,224,076

Net Assets
Beginning of period	31,225,667,730	22,118,443,654
End of period	$44,043,584,852	$31,225,667,730

Other Information
Shares
Sold	150,068,826	385,332,800
Issued in reinvestment of distributions	-	2,632,117
Redeemed	(94,473,824)	(220,915,188)
Net increase (decrease)	55,595,002	167,049,729

Financial Highlights
Fidelity® Large Cap Growth Index Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$35.89	$31.47	$24.05	$23.70	$25.63	$17.27
Income from Investment Operations
Net investment income (loss) A,B	.11	.22	.23	.23	.19	.18
Net realized and unrealized gain (loss)	11.59	4.35	7.41	.30	(1.46)	8.60
Total from investment operations	11.70	4.57	7.64	.53	(1.27)	8.78
Distributions from net investment income	-	(.15)	(.22)	(.18)	(.16)	(.18)
Distributions from net realized gain	-	-	-	-	(.50)	(.24)
Total distributions	-	(.15)	(.22)	(.18)	(.66)	(.42)
Net asset value, end of period	$47.59	$35.89	$31.47	$24.05	$23.70	$25.63
Total Return C,D	32.60%	14.46%	31.85%	2.33%	(5.39)%	51.34%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G,H	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.03 % G,H	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions, if any	.03% G,H	.04%	.03%	.03%	.04%	.04%
Net investment income (loss)	.53% G	.61%	.80%	1.01%	.70%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$44,043,585	$31,225,668	$22,118,444	$12,953,183	$8,720,854	$7,121,373
Portfolio turnover rate I	24 % G,J	9% J	15% J	12%	14%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Large Cap Growth Index Fund	$87,440

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$19,867,313,787
Gross unrealized depreciation	(544,309,608)
Net unrealized appreciation (depreciation)	$19,323,004,179
Tax cost	$24,767,684,986

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(261,617,653)
Long-term	(228,282,669)
Total capital loss carryforward	$(489,900,322)

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Index Fund	7,130,913,423	4,586,741,665

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Large Cap Growth Index Fund	2,442,815	-	77,125,030	77,125,030	101,384,725

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Large Cap Growth Index Fund	42,105,784	609,364,323	1,497,517,837
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2026.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Large Cap Growth Index Fund	67,609
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Large Cap Growth Index Fund	14,942	972	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Large Cap Growth Index Fund	20,678,139
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,582.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Large Cap Growth Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9879606.109
LC1-I-SANN-1225
Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Small Cap Index Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	13,040	303,441
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	6,829	65,695
CANADA - 0.7%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	12,085	63,084
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Tankers Ltd Class A	3,061	186,721
Information Technology - 0.6%
Software - 0.6%
D-Wave Quantum Inc (b)(c)	43,006	1,593,802
Hut 8 Corp (United States) (b)	11,924	604,070
		2,197,872
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)	5,716	104,774
TOTAL CANADA		2,552,451
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	25,068	134,866
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	7,164	37,970
Paper & Forest Products - 0.0%
Mercer International Inc	5,694	11,957
TOTAL GERMANY		49,927
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	60,459	94,921
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	4,781	60,193
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	5,504	59,168
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	1,852	128,177
TOTAL IRELAND		247,538
ISRAEL - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Mobileye Global Inc Class A (b)	20,281	266,695
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	15,757	471,449
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	4,824	297,641
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
uniQure NV (b)	7,700	521,213
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	2,178	29,054
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	4,436	34,600
Liberty Latin America Ltd Class C (b)	15,667	123,926
		158,526
Financials - 0.3%
Banks - 0.2%
First BanCorp/Puerto Rico	20,302	395,686
Ofg Bancorp	5,662	218,893
		614,579
Financial Services - 0.1%
EVERTEC Inc	8,140	231,746
TOTAL FINANCIALS		846,325

TOTAL PUERTO RICO		1,004,851
SINGAPORE - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	6,632	264,816
SWEDEN - 0.1%
Financials - 0.1%
Insurance - 0.1%
SiriusPoint Ltd (b)	13,171	239,712
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	17,425	295,180
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	2,388	56,333
UNITED KINGDOM - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Soho House & Co Inc Class A (b)	3,691	32,850
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	3,497	42,663
TOTAL UNITED KINGDOM		75,513
UNITED STATES - 97.7%
Communication Services - 3.6%
Diversified Telecommunication Services - 1.4%
Anterix Inc (b)	2,407	48,670
AST SpaceMobile Inc Class A (b)	29,735	2,386,234
Atn International Inc	1,288	18,714
Bandwidth Inc Class A (b)	3,607	58,253
Cogent Communications Holdings Inc	6,016	248,160
Globalstar Inc (b)	6,435	350,128
IDT Corp Class B	2,615	132,476
Lumen Technologies Inc (b)	119,843	1,231,986
Shenandoah Telecommunications Co	5,846	72,023
Uniti Group Inc (b)	22,652	130,476
		4,677,120
Entertainment - 0.5%
AMC Entertainment Holdings Inc Class A (b)	64,907	168,109
Atlanta Braves Holdings Inc Class A (b)	1,334	57,549
Atlanta Braves Holdings Inc Class C (b)	5,781	235,402
Cinemark Holdings Inc	12,984	350,698
Eventbrite Inc Class A (b)	10,145	23,435
Madison Square Garden Entertainment Corp Class A (b)	5,144	227,159
Madison Square Garden Sports Corp Class A (b)	2,278	488,380
Marcus Corp/The	2,979	42,898
Sphere Entertainment Co Class A (b)	3,429	234,818
Starz Entertainment Corp	1,582	16,627
Vivid Seats Inc Class A (b)	398	4,939
		1,850,014
Interactive Media & Services - 0.6%
Angi Inc Class A (b)	4,722	62,661
Bumble Inc Class A (b)	9,285	51,531
Cargurus Inc Class A (b)	10,822	380,069
Cars.com Inc (b)	7,309	78,499
EverQuote Inc Class A (b)	3,612	77,802
fuboTV Inc Class A (b)(c)	43,345	163,844
MediaAlpha Inc Class A (b)	4,217	53,766
Nextdoor Holdings Inc Class A (b)	28,544	55,661
QuinStreet Inc (b)	7,182	106,222
Rumble Inc Class A (b)(c)	14,030	96,246
Shutterstock Inc	3,093	77,418
TripAdvisor Inc Class A	14,745	236,805
Trump Media & Technology Group Corp (b)	20,380	312,324
Vimeo Inc Class A (b)	19,787	154,339
Yelp Inc Class A (b)	7,622	251,374
ZipRecruiter Inc Class A (b)	8,156	37,924
		2,196,485
Media - 0.9%
Altice USA Inc Class A (b)	33,603	74,935
AMC Networks Inc Class A (b)	4,053	30,722
Boston Omaha Corp (b)	2,844	36,176
Cable One Inc	579	86,010
Cardlytics Inc (b)	6,774	13,141
Clear Channel Outdoor Holdings Inc (b)	40,785	73,821
DoubleVerify Holdings Inc (b)	17,202	195,759
EchoStar Corp Class A (b)	17,078	1,278,630
EW Scripps Co/The Class A (b)	8,746	21,253
Gannett Co Inc (b)	15,828	83,888
Gray Media Inc	10,604	48,460
Ibotta Inc Class A (b)	1,845	59,520
iHeartMedia Inc Class A (b)	15,418	45,791
Integral Ad Science Holding Corp (b)	9,803	100,089
John Wiley & Sons Inc Class A	5,204	191,871
Magnite Inc (b)	18,066	323,020
National CineMedia Inc	12,016	53,111
PubMatic Inc Class A (b)	4,475	37,411
Scholastic Corp	2,907	83,344
Sinclair Inc Class A	5,082	69,420
Stagwell Inc Class A (b)	14,020	66,595
TechTarget Inc	3,685	20,230
Thryv Holdings Inc (b)	5,286	40,755
WideOpenWest Inc (b)	6,145	31,524
		3,065,476
Wireless Telecommunication Services - 0.2%
Array Digital Infrastructure Inc	1,843	90,528
Gogo Inc (b)	9,536	86,778
Spok Holdings Inc	2,712	38,754
Telephone and Data Systems Inc	12,463	483,814
		699,874
TOTAL COMMUNICATION SERVICES		12,488,969

Consumer Discretionary - 10.4%
Automobile Components - 1.3%
Adient PLC (b)	10,302	238,903
American Axle & Manufacturing Holdings Inc (b)	15,200	94,240
Cooper-Standard Holdings Inc (b)	2,263	68,388
Dana Inc	16,667	338,340
Dorman Products Inc (b)	3,530	473,479
Fox Factory Holding Corp (b)	5,256	116,210
Gentherm Inc (b)	3,855	141,864
Goodyear Tire & Rubber Co/The (b)	36,233	249,645
LCI Industries	3,084	319,163
Luminar Technologies Inc Class A (b)	8,102	9,398
Modine Manufacturing Co (b)	6,666	1,021,299
Patrick Industries Inc	4,229	441,381
Phinia Inc	4,943	256,591
Solid Power Inc (b)	21,258	133,500
Standard Motor Products Inc	2,633	97,763
Stoneridge Inc (b)	3,592	24,462
Visteon Corp	3,467	371,524
XPEL Inc (b)(d)	3,171	108,131
		4,504,281
Automobiles - 0.0%
Winnebago Industries Inc	3,545	133,681
Broadline Retail - 0.2%
Dillard's Inc Class A	384	230,431
Groupon Inc (b)	3,675	73,978
Kohl's Corp	14,194	230,936
Savers Value Village Inc (b)	4,783	44,051
		579,396
Distributors - 0.0%
A-Mark Precious Metals Inc	2,530	67,247
GigaCloud Technology Inc Class A (b)	3,366	94,181
		161,428
Diversified Consumer Services - 1.5%
ADT Inc	65,199	576,359
Adtalem Global Education Inc (b)	4,568	447,755
American Public Education Inc (b)	2,324	77,831
Carriage Services Inc	1,970	88,059
Coursera Inc (b)	18,025	151,771
Driven Brands Holdings Inc (b)	7,411	106,348
European Wax Center Inc Class A (b)	3,862	15,062
Frontdoor Inc (b)	9,253	614,677
Graham Holdings Co Class B	431	436,228
Grand Canyon Education Inc (b)	3,531	664,887
KinderCare Learning Cos Inc (b)	4,025	23,748
Laureate Education Inc (b)	17,052	495,020
Lincoln Educational Services Corp (b)	3,770	73,213
Matthews International Corp Class A	3,944	92,368
Mister Car Wash Inc (b)	12,422	69,439
Nerdy Inc Class A (b)(c)	8,334	8,249
Perdoceo Education Corp	7,763	246,553
Strategic Education Inc	3,000	227,940
Stride Inc (b)	5,469	372,111
Udemy Inc (b)	12,052	68,636
Universal Technical Institute Inc (b)	6,351	188,752
		5,045,006
Hotels, Restaurants & Leisure - 1.8%
Accel Entertainment Inc Class A (b)	7,571	77,148
Biglari Holdings Inc Class B (b)	85	30,711
BJ's Restaurants Inc (b)	2,834	96,243
Bloomin' Brands Inc	9,800	66,934
Brinker International Inc (b)	5,646	613,495
Cheesecake Factory Inc/The	5,810	289,338
Cracker Barrel Old Country Store Inc	2,850	96,045
Dave & Buster's Entertainment Inc (b)(c)	3,439	50,519
Denny's Corp (b)	6,576	25,712
Dine Brands Global Inc	1,971	48,723
El Pollo Loco Holdings Inc (b)	3,305	33,777
Empire Resorts Inc (b)(e)	126	0
First Watch Restaurant Group Inc (b)	5,745	94,735
Global Business Travel Group I Class A (b)	13,871	109,026
Golden Entertainment Inc	2,512	50,742
Jack in the Box Inc	2,417	38,769
Krispy Kreme Inc	12,067	43,321
Kura Sushi USA Inc Class A (b)	812	46,227
Life Time Group Holdings Inc (b)	19,265	476,423
Lindblad Expeditions Holdings Inc (b)	4,854	58,539
Lucky Strike Entertainment Corp Class A (c)	1,982	16,609
Monarch Casino & Resort Inc	1,580	142,311
Papa John's International Inc	4,157	211,217
Portillo's Inc Class A (b)	9,166	49,038
Pursuit Attractions and Hospitality Inc (b)	2,693	95,548
Rci Hospitality Holdings Inc	1,019	25,383
Red Rock Resorts Inc Class A	6,107	325,564
Rush Street Interactive Inc Class A (b)	12,110	205,386
Sabre Corp (b)	50,526	103,326
Serve Robotics Inc (b)(c)	6,115	80,901
Shake Shack Inc Class A (b)	5,109	493,070
Six Flags Entertainment Corp (b)	12,829	294,810
Sweetgreen Inc Class A (b)	13,583	85,437
Target Hospitality Corp (b)	4,103	31,552
United Parks & Resorts Inc (b)	3,475	168,190
Viking Holdings Ltd (b)	23,264	1,415,615
Wendy's Co/The	19,983	170,655
Xponential Fitness Inc Class A (b)	3,512	23,601
		6,284,640
Household Durables - 2.0%
Beazer Homes USA Inc (b)	3,466	77,638
Cavco Industries Inc (b)	1,006	532,979
Century Communities Inc	3,259	193,585
Champion Homes Inc (b)	7,175	489,550
Cricut Inc Class A	6,276	33,326
Dream Finders Homes Inc Class A (b)	3,674	72,745
Ethan Allen Interiors Inc	2,997	72,437
Flexsteel Industries Inc	499	17,060
Green Brick Partners Inc (b)	3,873	250,738
Helen of Troy Ltd (b)	2,929	54,567
Hovnanian Enterprises Inc Class A (b)	582	69,974
Installed Building Products Inc	2,900	719,867
KB Home	8,632	538,809
La-Z-Boy Inc	5,219	165,442
Legacy Housing Corp (b)	1,133	25,442
Leggett & Platt Inc	17,112	159,826
LGI Homes Inc (b)	2,533	103,372
Lovesac Co/The (b)	1,772	24,578
M/I Homes Inc (b)	3,350	419,387
Meritage Homes Corp	9,027	609,864
SharkNinja Inc (b)	8,959	765,995
Smith Douglas Homes Corp Class A (b)	1,176	20,545
Sonos Inc (b)	15,348	263,525
Taylor Morrison Home Corp (b)	12,548	743,720
Tri Pointe Homes Inc (b)	11,088	353,153
		6,778,124
Leisure Products - 0.3%
Acushnet Holdings Corp	3,504	270,965
Funko Inc Class A (b)	4,827	15,060
JAKKS Pacific Inc	1,143	19,431
Johnson Outdoors Inc Class A	774	31,525
Latham Group Inc (b)	5,973	43,304
Malibu Boats Inc Class A (b)	2,455	68,421
MasterCraft Boat Holdings Inc (b)	1,638	32,858
Peloton Interactive Inc Class A (b)	49,728	361,026
Smith & Wesson Brands Inc	5,691	54,548
Sturm Ruger & Co Inc	2,081	88,255
Topgolf Callaway Brands Corp (b)	17,630	165,898
		1,151,291
Specialty Retail - 2.6%
1-800-Flowers.com Inc Class A (b)(c)	3,305	11,897
Abercrombie & Fitch Co Class A (b)	6,044	438,492
America's Car-Mart Inc/TX (b)	991	22,040
American Eagle Outfitters Inc	20,432	341,419
Arhaus Inc Class A (b)	6,897	69,108
Arko Corp	10,102	44,499
Asbury Automotive Group Inc (b)	2,494	585,092
BARK Inc (b)	15,019	13,634
Barnes & Noble Education Inc (b)	2,839	25,920
Bed Bath & Beyond Inc (b)	7,346	56,638
Boot Barn Holdings Inc (b)	3,878	735,463
Buckle Inc/The	3,834	210,103
Build-A-Bear Workshop Inc	1,572	85,234
Caleres Inc	4,298	47,450
Camping World Holdings Inc Class A	7,877	103,661
Chewy Inc Class A (b)	28,320	954,950
Citi Trends Inc (b)	879	31,486
Designer Brands Inc Class A	4,504	16,620
EVgo Inc Class A (b)	17,287	71,050
Gap Inc/The	28,892	660,182
Genesco Inc (b)	1,261	36,582
Group 1 Automotive Inc	1,610	640,039
Guess? Inc	3,935	66,816
Haverty Furniture Cos Inc	1,744	38,037
J Jill Inc	945	14,241
Lands' End Inc (b)(c)	1,481	23,311
MarineMax Inc (b)	2,399	59,423
Monro Inc	3,845	56,329
National Vision Holdings Inc (b)	10,052	258,839
ODP Corp/The (b)	3,849	107,310
OneWater Marine Inc Class A (b)(c)	1,720	26,712
Penske Automotive Group Inc	2,353	376,645
Petco Health & Wellness Co Inc Class A (b)	11,402	36,258
RealReal Inc/The (b)	12,232	149,353
Revolve Group Inc Class A (b)	5,080	112,370
Sally Beauty Holdings Inc (b)	12,530	189,328
Shoe Carnival Inc	2,262	41,462
Signet Jewelers Ltd	5,221	516,096
Sleep Number Corp (b)	2,883	15,857
Sonic Automotive Inc Class A	1,869	118,738
Stitch Fix Inc Class A (b)	14,648	61,375
ThredUp Inc Class A (b)	12,309	108,196
Upbound Group Inc	6,591	127,734
Urban Outfitters Inc (b)	6,829	441,222
Victoria's Secret & Co (b)	10,124	356,871
Warby Parker Inc Class A (b)	12,539	245,639
Winmark Corp	373	150,382
Zumiez Inc (b)	1,744	37,758
		8,937,861
Textiles, Apparel & Luxury Goods - 0.7%
Carter's Inc	4,608	144,691
Columbia Sportswear Co	3,271	162,340
Figs Inc Class A (b)	19,667	146,716
G-III Apparel Group Ltd (b)	4,809	129,122
Hanesbrands Inc (b)	44,897	296,769
Kontoor Brands Inc	6,497	525,737
Lakeland Industries Inc	1,169	19,242
Levi Strauss & Co Class A	12,843	260,456
Movado Group Inc	2,061	37,531
Oxford Industries Inc	1,801	66,367
Steven Madden Ltd	9,219	312,616
Wolverine World Wide Inc	10,332	234,536
		2,336,123
TOTAL CONSUMER DISCRETIONARY		35,911,831

Consumer Staples - 2.1%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (b)	1,002	207,404
MGP Ingredients Inc	1,776	42,979
National Beverage Corp (b)	3,020	103,495
Vita Coco Co Inc/The (b)	5,556	228,797
		582,675
Consumer Staples Distribution & Retail - 0.5%
Andersons Inc/The	4,308	199,503
Chefs' Warehouse Inc/The (b)	4,598	271,282
Grocery Outlet Holding Corp (b)	12,416	168,982
Guardian Pharmacy Services Inc Class A (b)	2,514	70,493
Ingles Markets Inc Class A	1,706	117,885
Natural Grocers by Vitamin Cottage Inc	1,353	43,417
PriceSmart Inc	3,201	367,923
United Natural Foods Inc (b)	7,686	289,378
Weis Markets Inc	1,210	76,641
		1,605,504
Food Products - 0.8%
Alico Inc	766	26,971
B&G Foods Inc	10,274	41,096
Beyond Meat Inc (b)	9,669	16,002
BRC Inc Class A (b)(c)	12,305	15,627
Cal-Maine Foods Inc	5,796	508,889
Calavo Growers Inc	2,171	48,218
Fresh Del Monte Produce Inc	4,192	148,187
Hain Celestial Group Inc (b)	11,117	12,896
J & J Snack Foods Corp	1,976	167,268
John B Sanfilippo & Son Inc	1,183	74,269
Limoneira Co	2,066	29,193
Mama's Creations Inc (b)	4,414	46,744
Marzetti Company/The	2,599	407,497
Mission Produce Inc (b)	5,443	62,703
Pilgrim's Pride Corp	5,458	207,950
Seaboard Corp	33	111,209
Seneca Foods Corp Class A (b)	635	68,475
Simply Good Foods Co/The (b)	11,712	229,204
Tootsie Roll Industries Inc Class A	2,534	89,425
TreeHouse Foods Inc (b)	5,564	101,265
Utz Brands Inc Class A	9,745	102,615
Vital Farms Inc (b)	4,702	154,461
Westrock Coffee Co (b)	4,670	20,595
		2,690,759
Household Products - 0.3%
Central Garden & Pet Co (b)	757	23,217
Central Garden & Pet Co Class A (b)	6,844	190,332
Energizer Holdings Inc	7,703	178,941
Oil-Dri Corp of America	1,343	74,389
Reynolds Consumer Products Inc	6,942	169,662
Spectrum Brands Holdings Inc	3,049	164,280
WD-40 Co	1,725	335,133
		1,135,954
Personal Care Products - 0.2%
Coty Inc Class A (b)	46,305	183,831
Edgewell Personal Care Co	5,920	114,789
Herbalife Ltd (b)	12,957	103,656
Honest Co Inc/The (b)	12,790	43,614
Interparfums Inc	2,326	207,363
Medifast Inc (b)	1,373	16,503
Nu Skin Enterprises Inc Class A	6,344	68,008
Olaplex Holdings Inc (b)	15,684	16,311
USANA Health Sciences Inc (b)	1,383	29,250
		783,325
Tobacco - 0.1%
Turning Point Brands Inc	2,285	205,422
Universal Corp/VA	3,146	159,438
		364,860
TOTAL CONSUMER STAPLES		7,163,077

Energy - 4.0%
Energy Equipment & Services - 1.6%
Archrock Inc	22,384	565,644
Atlas Energy Solutions Inc (c)	9,869	122,178
Bristow Group Inc (b)	3,182	129,507
Cactus Inc Class A	8,741	386,090
Core Laboratories Inc	5,923	94,413
DMC Global Inc (b)	2,245	18,095
Expro Group Holdings NV (b)	13,078	177,599
Helix Energy Solutions Group Inc (b)	17,289	116,182
Innovex International Inc (b)	4,888	98,102
Kodiak Gas Services Inc	8,383	309,165
Liberty Energy Inc Class A	20,582	372,740
Nabors Industries Ltd (b)	1,995	96,797
Natural Gas Services Group Inc	1,434	39,923
Noble Corp PLC	15,968	468,661
Oceaneering International Inc (b)	12,798	298,065
Oil States International Inc (b)	7,387	44,100
Patterson-UTI Energy Inc	44,521	279,147
ProPetro Holding Corp (b)	10,288	106,789
Ranger Energy Services Inc Class A	1,919	26,367
RPC Inc	11,498	59,790
Select Water Solutions Inc Class A	12,542	144,986
Solaris Energy Infrastructure Inc Class A	5,327	283,556
TETRA Technologies Inc (b)	16,851	118,968
Tidewater Inc (b)	5,854	296,154
Transocean Ltd (b)	121,927	468,200
Valaris Ltd (b)	8,420	472,530
		5,593,748
Oil, Gas & Consumable Fuels - 2.4%
Amplify Energy Corp (b)	4,503	20,444
Berry Corp	10,276	34,630
California Resources Corp	9,325	439,860
Calumet Inc (b)	8,171	159,825
Centrus Energy Corp Class A (b)	2,222	816,497
Clean Energy Fuels Corp (b)	22,470	64,264
CNX Resources Corp (b)	18,043	607,327
Comstock Resources Inc (b)	10,075	188,906
Core Natural Resources Inc	6,550	517,450
Crescent Energy Co Class A	23,765	200,339
CVR Energy Inc (b)	3,856	137,235
Delek US Holdings Inc	7,651	288,902
Dorian LPG Ltd	4,698	135,537
Excelerate Energy Inc Class A	3,167	82,057
FutureFuel Corp	4,029	15,834
Gevo Inc (b)	30,160	70,574
Granite Ridge Resources Inc	9,005	47,546
Green Plains Inc (b)	8,437	86,732
Gulfport Energy Corp (b)	2,004	372,764
HighPeak Energy Inc Class A (c)	3,206	21,320
International Seaways Inc	5,186	265,679
Kinetik Holdings Inc Class A	5,629	216,773
Magnolia Oil & Gas Corp Class A	23,992	538,860
New Fortress Energy Inc Class A (b)(c)	15,138	19,528
NextDecade Corp (b)	17,843	105,809
Northern Oil & Gas Inc	12,469	275,939
Par Pacific Holdings Inc (b)	6,480	259,070
Peabody Energy Corp	15,468	424,133
REX American Resources Corp (b)	3,738	119,728
Riley Exploration Permian Inc	1,455	37,859
Ring Energy Inc (b)	21,132	20,179
Sable Offshore Corp (b)	9,908	103,638
SandRidge Energy Inc	4,406	52,475
Summit Midstream Corp Class A (b)	1,431	31,368
Talos Energy Inc (b)	16,638	163,219
Uranium Energy Corp (b)	56,470	854,392
VAALCO Energy Inc	14,468	56,859
Vital Energy Inc (b)	3,727	58,551
Vitesse Energy Inc	3,878	84,347
W&T Offshore Inc (c)	12,968	27,233
World Kinect Corp	7,245	187,283
		8,210,965
TOTAL ENERGY		13,804,713

Financials - 16.2%
Banks - 7.9%
1st Source Corp	2,334	138,733
Amalgamated Financial Corp	2,726	74,311
Amerant Bancorp Inc Class A	4,930	82,676
Ameris Bancorp	8,166	584,849
Associated Banc-Corp	20,723	513,309
Atlantic Union Bankshares Corp	18,077	587,864
Axos Financial Inc (b)	7,156	558,025
Banc of California Inc	16,575	281,278
BancFirst Corp	2,626	285,866
Bancorp Inc/The (b)	5,847	382,218
Bank First Corp	1,133	138,362
Bank of Hawaii Corp	5,056	328,286
Bank of Marin Bancorp	2,092	53,869
BankUnited Inc	9,536	382,203
Banner Corp	4,392	265,233
Bar Harbor Bankshares	2,092	61,358
Beacon Financial Corp	10,533	256,373
BOK Financial Corp	2,826	295,543
Burke & Herbert Financial Services Corp	1,701	100,121
Business First Bancshares Inc	3,791	92,955
Byline Bancorp Inc	4,148	110,918
California BanCorp (b)	2,896	53,547
Camden National Corp	2,178	83,091
Capital Bancorp Inc	1,484	41,248
Capitol Federal Financial Inc	15,333	92,611
Cathay General Bancorp	8,771	398,642
Central Pacific Financial Corp	3,418	97,447
City Holding Co	1,846	217,606
CNB Financial Corp/PA	3,754	92,348
Coastal Financial Corp/WA Class A (b)	1,644	175,086
Columbia Banking System Inc	37,965	1,017,462
Columbia Financial Inc (b)	3,503	51,669
Community Financial System Inc	6,716	372,604
Community Trust Bancorp Inc	1,926	98,602
Connectone Bancorp Inc	6,311	151,843
Customers Bancorp Inc (b)	3,723	249,888
CVB Financial Corp	16,451	302,205
Dime Community Bancshares Inc	5,146	135,083
Eagle Bancorp Inc	3,530	59,128
Eastern Bankshares Inc	24,774	434,288
Enterprise Financial Services Corp	4,697	245,982
Equity Bancshares Inc Class A	1,922	77,860
Esquire Financial Holdings Inc	865	81,137
Farmers National Banc Corp	4,894	63,524
FB Bancorp Inc (b)	2,563	31,063
FB Financial Corp	5,328	287,765
Financial Institutions Inc	2,579	73,321
First Bancorp/Southern Pines NC	5,267	255,660
First Busey Corp	11,291	252,467
First Business Financial Services Inc	1,075	54,406
First Commonwealth Financial Corp	13,224	202,195
First Community Bankshares Inc	2,375	76,808
First Financial Bancorp	12,152	284,478
First Financial Corp	1,501	80,033
First Foundation Inc (b)	10,330	56,195
First Hawaiian Inc	15,851	388,825
First Interstate BancSystem Inc Class A	11,586	362,063
First Merchants Corp	7,314	259,501
First Mid Bancshares Inc	2,754	98,400
Firstsun Capital Bancorp (b)	1,423	48,439
Five Star Bancorp	2,136	75,849
Flushing Financial Corp	4,322	59,082
FNB Corp/PA	45,541	715,905
Fulton Financial Corp	23,097	401,195
German American Bancorp Inc	4,770	183,836
Great Southern Bancorp Inc	1,081	60,212
Hanmi Financial Corp	3,764	99,370
Harborone Northeast Bancorp Inc	4,818	58,298
Heritage Commerce Corp	7,740	80,496
Heritage Financial Corp Wash	4,281	94,995
Hilltop Holdings Inc	5,591	180,589
Hingham Institution For Savings The	244	71,799
Home BancShares Inc/AR	23,322	622,931
HomeTrust Bancshares Inc	1,744	68,557
Hope Bancorp Inc	16,150	169,414
Horizon Bancorp Inc/IN	5,468	85,301
Independent Bank Corp	6,326	425,677
Independent Bank Corp/MI	2,672	80,748
International Bancshares Corp	6,880	456,694
Kearny Financial Corp/MD	7,339	46,896
Lakeland Financial Corp	3,244	185,070
Live Oak Bancshares Inc	4,460	138,884
Mechanics Bancorp Class A (b)	2,397	32,095
Mercantile Bank Corp	2,089	91,603
Metropolitan Bank Holding Corp	1,173	77,735
Mid Penn Bancorp Inc	2,624	74,653
Midland States Bancorp Inc	2,815	41,211
MidWestOne Financial Group Inc	2,598	96,100
National Bank Holdings Corp Class A	4,808	171,453
NB Bancorp Inc	4,275	77,249
Nbt Bancorp Inc	6,650	269,126
Nicolet Bankshares Inc	1,680	198,475
Northeast Bank	913	78,774
Northeast Community Bancorp Inc	1,481	29,086
Northfield Bancorp Inc	4,655	47,574
Northrim BanCorp Inc	2,846	62,555
Northwest Bancshares Inc	18,617	218,005
OceanFirst Financial Corp	7,219	131,241
Old Second Bancorp Inc	6,639	119,170
Origin Bancorp Inc	3,700	128,242
Orrstown Financial Services Inc	2,508	83,466
Park National Corp	1,821	277,138
Pathward Financial Inc	2,915	198,395
Peapack-Gladstone Financial Corp	2,027	51,283
Peoples Bancorp Inc/OH	4,432	126,755
Peoples Financial Services Corp	1,196	53,270
Preferred Bank/Los Angeles CA	1,459	131,675
Provident Financial Services Inc	16,581	303,266
QCR Holdings Inc	2,141	159,269
Renasant Corp	12,035	404,737
Republic Bancorp Inc/KY Class A	1,210	79,739
S&T Bancorp Inc	4,872	178,510
Seacoast Banking Corp of Florida	11,010	333,603
Shore Bancshares Inc	3,975	62,050
Simmons First National Corp Class A	18,313	318,280
SmartFinancial Inc	1,892	66,163
Southern Missouri Bancorp Inc	1,223	64,134
Southside Bancshares Inc	3,642	102,413
Stellar Bancorp Inc	5,853	172,254
Stock Yards Bancorp Inc	3,478	226,140
Texas Capital Bancshares Inc (b)	5,805	486,691
TFS Financial Corp	6,431	85,532
Third Coast Bancshares Inc (b)	1,614	59,315
Tompkins Financial Corp	1,605	101,853
Towne Bank/Portsmouth VA	9,266	301,238
TriCo Bancshares	4,138	183,024
Triumph Financial Inc (b)	2,845	154,939
TrustCo Bank Corp NY	2,434	91,786
Trustmark Corp	7,680	285,850
UMB Financial Corp	9,063	968,653
United Community Banks Inc/GA	15,426	450,439
Unity Bancorp Inc	851	38,643
Univest Financial Corp	3,627	106,489
WaFd Inc	9,996	290,184
Washington Trust Bancorp Inc	2,483	67,637
WesBanco Inc	12,177	366,528
Westamerica BanCorp	3,234	154,100
WSFS Financial Corp	7,098	369,735
		27,240,191
Capital Markets - 2.5%
Acadian Asset Management Inc	3,355	161,376
Artisan Partners Asset Management Inc Class A	9,000	392,940
BGC Group Inc Class A	46,312	423,292
Cohen & Steers Inc	3,502	239,257
Diamond Hill Investment Group Inc	328	42,099
DigitalBridge Group Inc Class A	21,013	248,584
Donnelley Financial Solutions Inc (b)	3,483	160,044
Federated Hermes Inc Class B	9,428	457,069
GCM Grosvenor Inc Class A	6,853	78,878
Hamilton Lane Inc Class A	5,135	585,185
Lazard Inc	14,323	698,962
Moelis & Co Class A	9,439	597,772
Open Lending Corp (b)	13,046	24,787
Oppenheimer Holdings Inc Class A	761	53,087
P10 Inc Class A	8,019	81,473
Perella Weinberg Partners Class A	7,904	147,647
Piper Sandler Cos	2,111	673,958
PJT Partners Inc Class A	3,095	498,635
StepStone Group Inc Class A	9,153	557,235
StoneX Group Inc (b)	5,898	542,144
TPG Inc Class A	15,778	868,421
Victory Capital Holdings Inc Class A	6,272	390,557
Virtu Financial Inc Class A	10,083	351,292
Virtus Invt Partners Inc	794	129,279
WisdomTree Inc	15,200	181,792
		8,585,765
Consumer Finance - 1.1%
Atlanticus Holdings Corp (b)	717	39,514
Bread Financial Holdings Inc	5,914	370,512
Dave Inc Class A (b)	1,397	334,330
Encore Capital Group Inc (b)	2,893	120,291
Enova International Inc (b)	3,179	380,113
EZCORP Inc Class A (b)	7,320	133,590
FirstCash Holdings Inc	4,965	786,953
Green Dot Corp Class A (b)	6,528	75,790
LendingClub Corp (b)	14,493	252,033
Lendingtree Inc (b)	1,432	91,648
Navient Corp	8,558	104,664
Nelnet Inc Class A	1,784	230,225
NerdWallet Inc Class A (b)	4,806	56,086
Oportun Financial Corp (b)	5,219	27,817
PRA Group Inc (b)	4,805	65,877
PROG Holdings Inc	5,015	145,084
Upstart Holdings Inc (b)	10,744	510,555
World Acceptance Corp (b)	402	51,243
		3,776,325
Financial Services - 2.0%
Alerus Financial Corp	3,303	69,759
Cannae Holdings Inc	6,340	113,359
Cantaloupe Inc (b)	7,513	79,337
Cass Information Systems Inc	1,548	61,192
Enact Holdings Inc	3,755	134,129
Federal Agricultural Mortgage Corp Class C	1,188	188,464
Flywire Corp (b)	13,894	185,068
HA Sustainable Infrastructure Capital Inc	15,731	435,906
International Money Express Inc (b)	3,839	57,163
Jackson Financial Inc	8,847	891,867
loanDepot Inc Class A (b)	11,057	33,392
Marqeta Inc Class A (b)	49,514	224,298
Merchants Bancorp/IN	3,734	116,463
NCR Atleos Corp (b)	9,336	344,498
NewtekOne Inc	3,161	32,874
NMI Holdings Inc (b)	9,870	359,564
Onity Group Inc (b)	767	28,739
Paymentus Holdings Inc Class A (b)	5,230	149,578
Payoneer Global Inc (b)	36,958	213,987
PennyMac Financial Services Inc	3,670	461,723
Radian Group Inc	17,210	584,108
Remitly Global Inc (b)	21,473	344,427
Repay Holdings Corp Class A (b)	8,617	36,967
Rocket Cos Inc Class A	32,439	540,435
Sezzle Inc (b)	2,154	141,195
Shift4 Payments Inc Class A (b)	8,544	590,391
UWM Holdings Corp Class A	25,867	145,631
Velocity Financial Inc (b)	1,241	23,107
Walker & Dunlop Inc	4,323	345,494
		6,933,115
Insurance - 2.0%
Abacus Global Management Inc Class A (b)	4,044	20,301
Ambac Financial Group Inc (b)	5,905	48,480
American Coastal Insurance Corp	3,191	37,781
American Integrity Insurance Group Inc	875	20,851
Amerisafe Inc	2,392	95,871
Baldwin Insurance Group Inc/The Class A (b)	9,027	199,497
Bowhead Specialty Holdings Inc (b)	2,192	52,520
Brighthouse Financial Inc (b)	7,238	413,073
CNO Financial Group Inc	12,305	492,447
Donegal Group Inc Class A	2,163	40,556
eHealth Inc (b)	3,676	19,078
Employers Holdings Inc	2,948	112,407
F&G Annuities & Life Inc	2,777	82,338
Genworth Financial Inc Class A (b)	51,948	438,441
Goosehead Insurance Inc Class A	3,213	220,637
HCI Group Inc	1,366	278,678
Heritage Insurance Holdings Inc (b)	2,856	67,487
Hippo Holdings Inc (b)	2,661	97,872
Horace Mann Educators Corp	5,178	231,508
Investors Title Co	199	51,459
James River Group Holdings Ltd	5,840	29,784
Kemper Corp	7,965	358,345
Lemonade Inc (b)	7,971	478,898
MBIA Inc (b)	5,648	38,576
Mercury General Corp	3,381	261,351
Oscar Health Inc Class A (b)	26,623	479,214
Palomar Hldgs Inc (b)	3,400	387,634
ProAssurance Corp (b)	6,491	155,459
Root Inc/OH Class A (b)	1,718	138,333
Safety Insurance Group Inc	1,888	129,762
Selectquote Inc (b)	18,522	38,526
Skyward Specialty Insurance Group Inc (b)	4,774	217,647
Stewart Information Services Corp	3,555	242,700
Tiptree Inc Class A	2,944	52,138
Trupanion Inc (b)	4,252	170,037
TWFG Inc Class A (b)	1,835	44,701
United Fire Group Inc	2,782	84,100
Universal Insurance Holdings Inc	3,272	100,843
White Mountains Insurance Group Ltd	323	615,174
		7,044,504
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Adamas Trust Inc	10,859	72,430
AG Mortgage Investment Trust Inc	4,125	29,453
Apollo Commercial Real Estate Finance Inc	16,785	164,325
Arbor Realty Trust Inc (c)	24,485	247,054
Ares Commercial Real Estate Corp	7,188	32,058
ARMOUR Residential REIT Inc	14,347	232,708
Brightspire Capital Inc Class A	17,023	87,839
Chimera Investment Corp	10,286	131,249
Claros Mortgage Trust Inc (b)	16,656	53,299
Dynex Capital Inc	16,660	220,578
Ellington Financial Inc	12,669	168,751
Franklin BSP Realty Trust Inc	10,813	109,644
Invesco Mortgage Capital Inc	8,841	66,573
Kkr Real Estate Finance Trust Inc	7,314	59,536
Ladder Capital Corp Class A	14,294	151,088
MFA Financial Inc	13,340	119,927
Orchid Island Capital Inc	17,291	125,014
Pennymac Mortgage Investment Trust	11,029	132,789
Ready Capital Corp (c)	19,839	58,128
Redwood Trust Inc	16,426	87,222
TPG RE Finance Trust Inc	10,313	89,207
Two Harbors Investment Corp	13,288	129,159
		2,568,031
TOTAL FINANCIALS		56,147,931

Health Care - 15.6%
Biotechnology - 8.5%
4D Molecular Therapeutics Inc (b)	4,500	51,750
Abeona Therapeutics Inc (b)	6,114	29,408
Absci Corp (b)(c)	16,841	72,079
ACADIA Pharmaceuticals Inc (b)	15,877	360,408
ADMA Biologics Inc (b)	30,335	469,586
Agios Pharmaceuticals Inc (b)	7,363	318,376
Akebia Therapeutics Inc (b)	34,002	75,144
Akero Therapeutics Inc (b)	9,341	506,282
Alector Inc (b)	10,991	16,157
Allogene Therapeutics Inc (b)	20,293	25,163
Altimmune Inc (b)	11,196	45,344
Amicus Therapeutics Inc (b)	39,118	353,236
AnaptysBio Inc (b)	2,501	91,487
Anavex Life Sciences Corp (b)	11,006	87,718
Anika Therapeutics Inc (b)	1,866	18,194
Annexon Inc (b)	13,034	41,187
Apogee Therapeutics Inc (b)	5,073	287,081
Arbutus Biopharma Corp (b)	19,608	92,746
Arcellx Inc (b)	5,273	475,888
Arcturus Therapeutics Holdings Inc (b)	3,201	31,914
Arcus Biosciences Inc (b)	8,741	172,373
Arcutis Biotherapeutics Inc (b)	13,854	350,645
Ardelyx Inc (b)	30,487	184,751
ArriVent Biopharma Inc (b)	3,837	71,867
ARS Pharmaceuticals Inc (b)	8,359	74,897
Astria Therapeutics Inc (b)	5,844	73,810
aTyr Pharma Inc (b)	12,900	11,171
Aura Biosciences Inc (b)	7,136	43,744
Avidity Biosciences Inc (b)	17,136	1,196,950
Avita Medical Inc (b)	3,306	12,794
Beam Therapeutics Inc (b)	12,459	311,600
Bicara Therapeutics Inc (b)	4,054	65,878
BioCryst Pharmaceuticals Inc (b)	26,613	194,807
Biohaven Ltd (b)	11,109	191,075
Bridgebio Pharma Inc (b)	21,354	1,337,615
C4 Therapeutics Inc (b)	7,577	19,776
Candel Therapeutics Inc (b)	4,988	26,835
Capricor Therapeutics Inc (b)	5,141	33,468
Cardiff Oncology Inc (b)(c)	8,584	20,172
CareDx Inc (b)	6,832	102,480
Cartesian Therapeutics Inc rights (b)(e)	15,874	4,603
Catalyst Pharmaceuticals Inc (b)	14,651	311,627
Celcuity Inc (b)	4,200	324,072
Celldex Therapeutics Inc (b)	8,398	224,479
CG oncology Inc (b)	8,219	355,636
Chinook Therapeutics Inc rights (b)(e)	702	0
Cogent Biosciences Inc (b)	17,707	288,624
Coherus Oncology Inc (b)	14,985	25,175
Compass Therapeutics Inc (b)	18,906	70,708
Corvus Pharmaceuticals Inc (b)	8,194	65,880
Cullinan Therapeutics Inc (b)	6,564	56,844
Day One Biopharmaceuticals Inc (b)	9,131	67,935
Denali Therapeutics Inc (b)	17,591	286,381
Dianthus Therapeutics Inc (b)	3,354	117,323
Disc Medicine Inc (b)	3,615	311,685
Dynavax Technologies Corp (b)	12,647	129,758
Dyne Therapeutics Inc (b)	15,685	354,167
Editas Medicine Inc (b)	11,511	35,454
Emergent BioSolutions Inc (b)	6,831	85,251
Enanta Pharmaceuticals Inc (b)	2,538	27,816
Entrada Therapeutics Inc (b)	3,061	21,274
Erasca Inc (b)	27,257	65,962
Geron Corp (b)	68,487	86,294
Gossamer Bio Inc (b)	25,331	62,061
GRAIL Inc (b)	3,478	319,733
Heron Therapeutics Inc (b)	19,987	23,185
Humacyte Inc Class A (b)	16,933	28,278
Ideaya Biosciences Inc (b)	11,090	353,327
ImmunityBio Inc (b)	37,442	89,861
Immunome Inc (b)	10,235	164,476
Immunovant Inc (b)	8,351	206,103
Intellia Therapeutics Inc (b)	13,618	171,859
Iovance Biotherapeutics Inc (b)	38,885	76,603
Ironwood Pharmaceuticals Inc Class A (b)	18,103	34,758
Janux Therapeutics Inc (b)	6,067	174,184
KalVista Pharmaceuticals Inc (b)	4,938	53,874
Keros Therapeutics Inc (b)	4,527	68,901
Kodiak Sciences Inc (b)	4,185	75,853
Korro Bio Inc (b)	840	34,364
Krystal Biotech Inc (b)	3,273	646,450
Kura Oncology Inc (b)	10,897	111,912
Kymera Therapeutics Inc (b)	6,799	420,450
Lexicon Pharmaceuticals Inc (b)	23,708	32,717
Madrigal Pharmaceuticals Inc (b)	2,321	972,267
MannKind Corp (b)	38,950	217,731
MiMedx Group Inc (b)	15,062	115,224
Mineralys Therapeutics Inc (b)	6,762	276,295
Mirum Pharmaceuticals Inc (b)	5,492	398,994
Monte Rosa Therapeutics Inc (b)	6,044	77,665
Myriad Genetics Inc (b)	11,924	95,869
Neurogene Inc (b)	1,260	43,168
Nkarta Inc (b)	6,896	14,551
Novavax Inc (b)(c)	20,577	172,847
Nurix Therapeutics Inc (b)	8,976	116,149
Nuvalent Inc Class A (b)	5,922	588,173
Ocugen Inc (b)	40,004	62,406
Olema Pharmaceuticals Inc (b)	5,165	46,330
OmniAb Operations Inc (b)(e)	613	244
OmniAb Operations Inc (b)(e)	613	194
Oncternal Therapeutics Inc rights (b)(e)	19	0
Organogenesis Holdings Inc Class A (b)	9,594	40,775
ORIC Pharmaceuticals Inc (b)	9,673	127,297
Perspective Therapeutics Inc (b)	7,665	20,925
Praxis Precision Medicines Inc (b)	2,484	493,720
Precigen Inc (b)(c)	19,081	78,995
Prime Medicine Inc (b)	8,214	40,577
Protagonist Therapeutics Inc (b)	7,431	584,225
PTC Therapeutics Inc (b)	10,092	689,385
Puma Biotechnology Inc (b)	4,949	25,240
RAPT Therapeutics Inc (b)	1,081	32,657
Recursion Pharmaceuticals Inc Class A (b)	54,177	299,057
REGENXBIO Inc (b)	6,010	76,748
Relay Therapeutics Inc (b)	16,480	117,667
Replimune Group Inc (b)	8,951	87,093
Revolution Medicines Inc (b)	22,310	1,312,720
Rezolute Inc/old (b)	10,015	93,340
Rhythm Pharmaceuticals Inc (b)	7,672	872,767
Rigel Pharmaceuticals Inc (b)	2,311	72,981
Rocket Pharmaceuticals Inc (b)	11,139	41,994
Roivant Sciences Ltd (b)	54,677	1,092,993
Sana Biotechnology Inc (b)	19,242	95,248
Sangamo Therapeutics Inc (b)	38,585	23,074
Savara Inc (b)	14,810	61,462
Scholar Rock Holding Corp (b)	10,119	299,725
Seres Therapeutics Inc (b)	828	13,331
Soleno Therapeutics Inc (b)	6,136	412,094
Spyre Therapeutics Inc (b)	6,480	158,501
Stoke Therapeutics Inc (b)	6,260	188,050
Summit Therapeutics Inc (b)(c)	18,858	356,605
Syndax Pharmaceuticals Inc (b)	10,872	148,946
Tango Therapeutics Inc (b)	10,397	84,320
Taysha Gene Therapies Inc (b)	27,869	138,230
Tectonic Therapeutic Inc (b)	1,239	22,612
TG Therapeutics Inc (b)	17,238	599,538
Travere Therapeutics Inc (b)	11,299	397,273
Twist Bioscience Corp (b)	7,658	251,872
Tyra Biosciences Inc (b)	2,907	46,047
Upstream Bio Inc (b)	4,347	112,370
Vanda Pharmaceuticals Inc (b)	7,650	33,278
Vaxcyte Inc (b)	14,828	671,412
Vera Therapeutics Inc Class A (b)	7,358	209,409
Veracyte Inc (b)	9,993	360,547
Verastem Inc (b)	7,329	69,259
Vericel Corp (b)	6,415	224,910
Vir Biotechnology Inc (b)	12,057	71,860
Viridian Therapeutics Inc (b)	9,087	214,726
Voyager Therapeutics Inc (b)	5,878	27,450
Xencor Inc (b)	8,974	132,008
		29,235,173
Health Care Equipment & Supplies - 1.8%
Accuray Inc Del (b)	14,130	19,923
Alphatec Holdings Inc (b)	14,458	274,557
AngioDynamics Inc (b)	5,231	62,929
Artivion Inc (b)	5,274	239,281
AtriCure Inc (b)	6,305	217,838
Avanos Medical Inc (b)	5,925	65,827
Axogen Inc (b)	5,895	130,987
Bioventus Inc (b)	5,916	38,750
Butterfly Network Inc Class A (b)	26,240	70,586
Ceribell Inc (b)	2,674	30,484
Cerus Corp (b)	24,620	36,191
ClearPoint Neuro Inc (b)	3,623	84,126
CVRx Inc (b)	2,349	23,936
Delcath Systems Inc (b)	3,403	33,451
Electromed Inc (b)	917	22,063
Embecta Corp	7,497	100,010
Glaukos Corp (b)	7,278	640,974
Haemonetics Corp (b)	6,114	305,761
Inogen Inc (b)	3,103	25,569
Integer Holdings Corp (b)	4,449	287,272
Integra LifeSciences Holdings Corp (b)	8,451	101,497
iRadimed Corp	1,015	77,962
LeMaitre Vascular Inc	2,646	229,170
Merit Medical Systems Inc (b)	7,526	658,827
Neogen Corp (b)	27,452	169,379
NeuroPace Inc (b)	3,081	30,625
Novocure Ltd (b)	12,884	165,044
Omnicell Inc (b)	5,819	195,344
OraSure Technologies Inc (b)	9,427	25,830
Orthofix Medical Inc (b)	4,954	76,490
OrthoPediatrics Corp (b)	2,155	36,290
PROCEPT BioRobotics Corp (b)	7,048	239,843
Pulse Biosciences Inc (b)	2,282	38,634
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	258	1,188
RxSight Inc (b)	4,489	39,458
Semler Scientific Inc (b)(c)	1,665	44,056
Senseonics Holdings Inc (b)	4,708	33,191
SI-BONE Inc (b)	4,924	73,023
STAAR Surgical Co (b)	6,284	162,567
Surmodics Inc (b)	1,836	50,371
Tactile Systems Technology Inc (b)	2,887	43,507
Tandem Diabetes Care Inc (b)	8,511	119,154
TransMedics Group Inc (b)	4,329	569,437
Treace Medical Concepts Inc (b)	6,124	39,132
UFP Technologies Inc (b)	978	188,402
Utah Medical Products Inc	401	23,298
Varex Imaging Corp (b)	5,339	62,413
		6,204,647
Health Care Providers & Services - 2.2%
AdaptHealth Corp (b)	13,485	121,230
Addus HomeCare Corp (b)	2,307	269,665
agilon health Inc (b)	39,845	31,737
Alignment Healthcare Inc (b)	18,369	309,701
AMN Healthcare Services Inc (b)	4,913	96,737
Astrana Health Inc (b)	5,442	169,845
Aveanna Healthcare Holdings Inc (b)	9,098	82,337
BrightSpring Health Services Inc (b)	12,376	409,027
Brookdale Senior Living Inc (b)	30,072	278,767
Castle Biosciences Inc (b)	3,716	94,758
Clover Health Investments Corp Class A (b)(c)	50,076	176,768
Community Health Systems Inc (b)	14,774	57,323
Concentra Group Holdings Parent Inc	15,127	301,330
CorVel Corp (b)	3,984	294,617
Cross Country Healthcare Inc (b)	3,975	48,734
DocGo Inc Class A (b)	11,140	12,143
Enhabit Inc (b)	6,482	52,699
Fulgent Genetics Inc (b)	2,589	58,123
GeneDx Holdings Corp Class A (b)	2,699	369,520
Hims & Hers Health Inc Class A (b)(c)	26,261	1,193,825
LifeStance Health Group Inc (b)	22,014	107,869
National HealthCare Corp	1,575	188,118
National Research Corp Class A	1,772	23,674
NeoGenomics Inc (b)	16,350	159,740
OPKO Health Inc (b)	55,521	75,509
Owens & Minor Inc (b)	9,420	37,397
PACS Group Inc (b)	5,552	67,068
Pediatrix Medical Group Inc (b)	10,821	183,632
Pennant Group Inc/The (b)	4,347	107,501
Premier Inc Class A	10,482	294,754
Privia Health Group Inc (b)	14,678	356,675
Progyny Inc (b)	10,158	190,056
RadNet Inc (b)	8,794	668,256
Select Medical Holdings Corp	13,928	192,624
Sonida Senior Living Inc (b)	978	25,330
Surgery Partners Inc (b)	9,511	208,576
Talkspace Inc Class A (b)	18,241	58,918
US Physical Therapy Inc	1,928	166,329
		7,540,912
Health Care Technology - 0.4%
Certara Inc (b)	15,279	177,695
Claritev Corp Class A (b)	970	63,147
Definitive Healthcare Corp Class A (b)	5,464	15,135
Evolent Health Inc Class A (b)	14,779	98,576
GoodRx Holdings Inc Class A (b)	11,282	38,020
Health Catalyst Inc (b)	8,967	28,963
HealthStream Inc	3,065	75,399
LifeMD Inc (b)	5,238	30,957
OptimizeRx Corp (b)	2,101	43,049
Phreesia Inc (b)	7,164	162,193
Schrodinger Inc/United States (b)	7,089	149,153
Simulations Plus Inc (b)	2,114	36,319
Teladoc Health Inc (b)	22,376	193,105
TruBridge Inc (b)	1,292	24,832
Waystar Holding Corp (b)	14,601	523,446
		1,659,989
Life Sciences Tools & Services - 0.6%
10X Genomics Inc Class A (b)	14,488	197,616
Adaptive Biotechnologies Corp (b)	14,887	258,439
Azenta Inc (b)	5,157	155,741
BioLife Solutions Inc (b)	4,908	136,786
Codexis Inc (b)	10,139	24,029
CryoPort Inc (b)	6,413	59,256
Cytek Biosciences Inc (b)	13,927	54,315
Fortrea Holdings Inc (b)	11,443	119,694
Ginkgo Bioworks Holdings Inc Class A (b)	5,366	69,704
Lifecore Biomedical Inc (b)	4,769	34,289
Maravai LifeSciences Holdings Inc Class A (b)	15,745	49,439
MaxCyte Inc (b)	13,656	21,030
Mesa Laboratories Inc	705	50,682
Niagen Bioscience Inc (b)	7,190	54,213
OmniAb Inc (b)	12,580	19,499
Pacific Biosciences of California Inc (b)	37,845	88,557
Personalis Inc (b)	6,806	65,610
Quanterix Corp (b)	5,534	29,552
Quantum-Si Inc Class A (b)	21,498	46,221
Sotera Health Co (b)	22,362	371,210
Standard BioTools Inc (b)	38,456	46,147
		1,952,029
Pharmaceuticals - 2.1%
Aclaris Therapeutics Inc (b)	12,484	31,460
Alumis Inc (b)	7,800	37,050
Amneal Intermediate Inc Class A (b)	21,588	233,582
Amphastar Pharmaceuticals Inc (b)	4,590	117,045
Amylyx Pharmaceuticals Inc (b)	10,245	142,713
ANI Pharmaceuticals Inc (b)	2,203	199,592
Aquestive Therapeutics Inc (b)	11,414	77,843
Arvinas Inc (b)	9,243	93,724
Axsome Therapeutics Inc (b)	5,320	718,148
Collegium Pharmaceutical Inc (b)	3,989	143,604
CorMedix Inc (b)(c)	8,897	99,024
Crinetics Pharmaceuticals Inc (b)	11,938	519,304
Edgewise Therapeutics Inc (b)	9,323	170,424
Enliven Therapeutics Inc (b)	5,586	130,824
Esperion Therapeutics Inc (b)	25,819	76,682
Evolus Inc (b)	8,300	53,618
EyePoint Pharmaceuticals Inc (b)	8,293	108,555
Fulcrum Therapeutics Inc (b)	4,612	40,355
Harmony Biosciences Holdings Inc (b)	5,034	143,821
Harrow Inc (b)	4,163	157,237
Innoviva Inc (b)	7,585	138,047
LENZ Therapeutics Inc (b)	2,553	75,875
Ligand Pharmaceuticals Inc (b)	2,493	476,936
Liquidia Corp (b)	8,612	209,788
Mind Medicine MindMed Inc (b)	9,577	135,993
Nektar Therapeutics (b)	2,402	155,962
Novartis AG rights (b)(e)	7,778	0
Nuvation Bio Inc Class A (b)	30,276	158,041
Ocular Therapeutix Inc (b)	21,496	250,643
Omeros Corp (b)	8,700	63,771
Pacira BioSciences Inc (b)	5,676	121,353
Phathom Pharmaceuticals Inc (b)	5,807	78,685
Phibro Animal Health Corp Class A	2,622	110,281
Prestige Consumer Healthcare Inc (b)	6,259	379,295
Septerna Inc (b)	2,908	59,905
SIGA Technologies Inc	5,369	44,455
Supernus Pharmaceuticals Inc (b)	7,141	393,683
Tarsus Pharmaceuticals Inc (b)	4,931	339,302
Terns Pharmaceuticals Inc (b)	8,628	71,267
Theravance Biopharma Inc (b)	4,736	69,430
Third Harmonic Bio Inc (b)(e)	4,575	0
Trevi Therapeutics Inc (b)	12,444	145,097
WaVe Life Sciences Ltd (b)	15,391	139,135
Xeris Biopharma Holdings Inc (b)	20,492	198,772
Zevra Therapeutics Inc (b)	7,187	73,164
		7,183,485
TOTAL HEALTH CARE		53,776,235

Industrials - 19.4%
Aerospace & Defense - 3.5%
AAR Corp (b)	4,499	378,861
AeroVironment Inc (b)	4,041	1,494,806
AerSale Corp (b)	4,021	29,835
Archer Aviation Inc Class A (b)	67,149	753,412
Astronics Corp (b)	3,946	194,064
Byrna Technologies Inc (b)	2,371	48,012
Cadre Holdings Inc	3,658	155,319
Ducommun Inc (b)	1,742	159,829
Intuitive Machines Inc Class A (b)	14,016	167,211
Kratos Defense & Security Solutions Inc (b)	21,446	1,943,008
Leonardo DRS Inc	9,817	358,910
Loar Holdings Inc (b)	4,520	357,668
Mercury Systems Inc (b)	6,699	518,570
Moog Inc Class A	3,613	740,123
National Presto Industries Inc	681	72,847
Redwire Corp Class A (b)(c)	7,176	56,475
Rocket Lab Corp	53,918	3,395,756
StandardAero Inc (b)	17,869	516,235
V2X Inc (b)	2,618	149,462
Virgin Galactic Holdings Inc Class A (b)	7,295	28,741
VSE Corp	2,625	474,285
		11,993,429
Air Freight & Logistics - 0.1%
Forward Air Corp Class A (b)	2,783	52,348
Hub Group Inc Class A	7,675	282,670
		335,018
Building Products - 1.3%
AAON Inc	8,593	845,466
American Woodmark Corp (b)	1,832	116,753
Apogee Enterprises Inc	2,758	100,970
AZZ Inc	3,815	380,928
CSW Industrials Inc	2,132	533,895
Gibraltar Industries Inc (b)	3,744	233,588
Griffon Corp	4,962	367,238
Hayward Holdings Inc (b)	25,304	429,409
Insteel Industries Inc	2,511	78,444
Janus International Group Inc (b)	17,590	168,864
JELD-WEN Holding Inc (b)	10,902	47,315
Masterbrand Inc (b)	16,034	202,509
Quanex Building Products Corp	5,843	83,029
Resideo Technologies Inc (b)	17,380	743,864
Tecnoglass Inc	3,338	199,045
		4,531,317
Commercial Services & Supplies - 1.4%
ABM Industries Inc	7,913	340,259
ACCO Brands Corp	11,483	43,176
ACV Auctions Inc Class A (b)	21,789	197,626
Brady Corp Class A	5,574	423,122
BrightView Holdings Inc (b)	8,828	108,761
Brink's Co/The	5,294	588,481
CECO Environmental Corp (b)	3,808	186,173
CoreCivic Inc (b)	13,590	251,823
Deluxe Corp	5,658	102,466
Ennis Inc	3,389	55,580
Enviri Corp (b)	10,166	124,127
GEO Group Inc/The (b)	17,610	298,842
Healthcare Services Group Inc (b)	9,190	164,225
HNI Corp	5,832	238,645
Interface Inc	7,413	184,584
Liquidity Services Inc (b)	3,053	73,089
MillerKnoll Inc	8,592	134,207
Montrose Environmental Group Inc (b)	4,132	106,936
OPENLANE Inc (b)	13,506	356,829
Perma-Fix Environmental Services Inc (b)	2,155	29,502
Pitney Bowes Inc	20,112	198,707
Quad/Graphics Inc Class A	3,815	21,021
Steelcase Inc Class A	13,424	214,247
UniFirst Corp/MA	1,906	294,191
Vestis Corp	14,280	74,970
Virco Mfg. Corp	1,370	10,028
		4,821,617
Construction & Engineering - 2.3%
Ameresco Inc Class A (b)	3,861	152,587
Arcosa Inc	6,225	634,950
Argan Inc	1,732	530,356
Bowman Consulting Group Ltd (b)	1,836	79,480
Construction Partners Inc Class A (b)	6,038	690,445
Dycom Industries Inc (b)	3,675	1,057,628
Granite Construction Inc	5,569	573,106
Great Lakes Dredge & Dock Corp (b)	8,662	98,314
IES Holdings Inc (b)	1,110	434,987
Limbach Holdings Inc (b)	1,394	131,705
Matrix Service Co (b)	3,540	53,171
MYR Group Inc (b)	1,972	429,304
NWPX Infrastructure Inc (b)	1,237	74,418
Orion Group Holdings Inc (b)	4,665	50,242
Primoris Services Corp	6,862	971,110
Sterling Infrastructure Inc (b)	3,864	1,460,206
Tutor Perini Corp (b)	5,626	378,967
		7,800,976
Electrical Equipment - 2.4%
Allient Inc	1,882	102,908
American Superconductor Corp (b)	5,734	339,625
Array Technologies Inc (b)	19,337	167,458
Blink Charging Co (b)	13,083	22,241
Bloom Energy Corp Class A (b)	27,343	3,613,652
ChargePoint Holdings Inc Class A (b)	2,816	30,413
EnerSys	4,763	600,900
Enovix Corp Class B (b)	22,414	268,744
Eos Energy Enterprises Inc (b)	32,982	528,701
Fluence Energy Inc Class A (b)(c)	8,118	170,478
FuelCell Energy Inc (b)	2,912	26,062
GrafTech International Ltd (b)(c)	2,048	27,648
Hyliion Holdings Corp Class A (b)	16,073	38,093
LSI Industries Inc	3,786	86,662
Net Power Inc Class A (b)(c)	4,677	17,866
NuScale Power Corp Class A (b)	16,635	746,412
Plug Power Inc (b)	146,596	394,343
Powell Industries Inc	1,195	458,151
Preformed Line Products Co	336	71,269
SES AI Corp Class A (b)	33,798	79,763
Shoals Technologies Group Inc (b)	21,245	223,285
Thermon Group Holdings Inc (b)	4,167	119,718
Vicor Corp (b)	2,907	263,752
		8,398,144
Ground Transportation - 0.6%
ArcBest Corp	2,871	213,373
Avis Budget Group Inc (b)	2,144	291,734
Covenant Logistics Group Inc Class A	1,933	38,989
Ftai Infrastructure Inc	14,689	78,439
Heartland Express Inc	5,798	45,224
Hertz Global Holdings Inc (b)	15,905	81,593
Marten Transport Ltd	7,471	76,578
Proficient Auto Logistics Inc (b)	3,041	22,747
Ryder System Inc	5,183	877,119
Schneider National Inc Class B	6,344	135,571
Universal Logistics Holdings Inc	871	14,092
Werner Enterprises Inc	7,568	198,282
		2,073,741
Machinery - 4.2%
3D Systems Corp (b)	16,347	46,752
Alamo Group Inc	1,371	245,025
Albany International Corp Class A	3,740	211,609
Astec Industries Inc	2,900	134,937
Atmus Filtration Technologies Inc	10,444	474,993
Blue Bird Corp (b)	4,034	201,539
Columbus McKinnon Corp/NY	3,634	58,980
Douglas Dynamics Inc	2,981	90,116
Energy Recovery Inc (b)	6,728	115,116
Enerpac Tool Group Corp Class A	6,849	281,083
Enpro Inc	2,675	620,627
Esab Corp	7,248	846,711
ESCO Technologies Inc	3,283	720,520
Federal Signal Corp	7,728	912,136
Franklin Electric Co Inc	4,871	461,625
Gates Industrial Corp PLC (b)	32,715	722,347
Gorman-Rupp Co/The	2,640	118,721
Graham Corp (b)	1,326	82,597
Greenbrier Cos Inc/The	3,900	162,903
Helios Technologies Inc	4,200	232,512
Hillenbrand Inc	8,929	282,156
Hillman Solutions Corp Class A (b)	25,111	231,523
Hyster-Yale Inc Class A	1,469	52,796
JBT Marel Corp	6,598	832,008
Kadant Inc	1,494	413,330
Kennametal Inc	9,638	211,554
Lindsay Corp	1,381	153,622
Manitowoc Co Inc/The (b)	4,510	45,867
Mayville Engineering Co Inc (b)	1,860	33,145
Miller Industries Inc/TN	1,465	58,805
Mueller Water Products Inc Class A1	19,861	509,633
Proto Labs Inc (b)	3,034	150,972
REV Group Inc	6,203	318,028
SPX Technologies Inc (b)	6,276	1,405,134
Standex International Corp	1,531	357,075
Symbotic Inc Class A (b)	5,794	469,024
Tennant CO	2,346	187,680
Terex Corp	8,313	382,564
Titan International Inc (b)	6,147	46,410
Trinity Industries Inc	10,242	280,324
Wabash National Corp	5,233	41,969
Watts Water Technologies Inc Class A	3,493	952,192
Worthington Enterprises Inc	3,998	224,248
		14,380,908
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	4,934	84,075
Passenger Airlines - 0.4%
Allegiant Travel Co (b)	1,690	105,084
Frontier Group Holdings Inc (b)	7,221	27,873
JetBlue Airways Corp (b)	36,729	154,262
Joby Aviation Inc Class A (b)	27,154	470,850
SkyWest Inc (b)	5,127	515,161
Strata Critical Medical Inc (b)	2,693	13,546
Sun Country Airlines Holdings Inc (b)	6,813	83,664
		1,370,440
Professional Services - 1.9%
Alight Inc Class A	59,284	170,738
Amentum Holdings Inc (b)	19,452	435,919
Barrett Business Services Inc	3,265	132,135
BlackSky Technology Inc Class A (b)	3,859	81,502
Cbiz Inc (b)	6,181	339,955
Conduent Inc (b)	19,958	47,500
CRA International Inc	833	158,678
CSG Systems International Inc	3,488	273,006
First Advantage Corp (b)	10,082	127,336
Franklin Covey Co (b)	1,360	23,093
Heidrick & Struggles International Inc	2,631	153,571
Huron Consulting Group Inc (b)	2,039	335,293
ICF International Inc	2,336	187,534
Innodata Inc (b)	4,045	301,797
Insperity Inc	4,552	200,834
Kelly Services Inc Class A (c)	4,068	45,602
Kforce Inc	2,170	54,901
Korn Ferry	6,653	430,449
Legalzoom.com Inc (b)	14,865	148,204
Mistras Group Inc (b)	2,393	22,829
Parsons Corp (b)	6,783	563,939
Planet Labs PBC Class A (b)	31,538	424,186
Resolute Holdings Management Inc	469	34,547
Resources Connection Inc	3,968	17,459
Spire Global Inc Class A (b)	3,644	39,647
TriNet Group Inc	3,822	229,320
TrueBlue Inc (b)	3,774	17,889
TTEC Holdings Inc (b)	2,689	9,385
UL Solutions Inc Class A	7,981	621,480
Upwork Inc (b)	16,830	268,270
Verra Mobility Corp Class A (b)	20,271	470,490
Willdan Group Inc (b)	1,768	167,094
		6,534,582
Trading Companies & Distributors - 1.3%
Alta Equipment Group Inc Class A	2,512	15,372
BlueLinx Holdings Inc (b)	1,007	65,898
Boise Cascade Co	4,727	333,206
Custom Truck One Source Inc Class A (b)	7,821	46,066
Distribution Solutions Group Inc (b)	851	23,266
DNOW Inc (b)	13,581	199,641
DXP Enterprises Inc/TX (b)	1,612	192,876
Global Industrial Co	1,815	51,582
Herc Holdings Inc	3,877	550,728
Hudson Technologies Inc (b)	4,933	44,767
McGrath RentCorp	3,124	335,643
Mrc Global Inc (b)	10,749	149,949
MSC Industrial Direct Co Inc Class A	5,815	493,752
NPK International Inc (b)	10,685	131,426
QXO Inc (b)	61,571	1,087,960
Rush Enterprises Inc Class A	7,773	384,064
Titan Machinery Inc (b)	2,556	41,918
Transcat Inc (b)	1,193	86,671
Willis Lease Finance Corp	388	49,811
Xometry Inc Class A (b)	5,507	268,136
		4,552,732
TOTAL INDUSTRIALS		66,876,979

Information Technology - 15.9%
Communications Equipment - 1.1%
ADTRAN Holdings Inc (b)	9,411	98,063
Applied Optoelectronics Inc (b)	7,434	264,353
Aviat Networks Inc (b)	1,478	36,891
Calix Inc (b)	7,558	517,118
Clearfield Inc (b)	1,464	51,679
CommScope Holding Co Inc (b)	28,134	486,718
Digi International Inc (b)	4,703	172,506
Extreme Networks Inc (b)	16,764	318,851
Harmonic Inc (b)	14,360	153,652
Netgear Inc (b)	3,652	126,797
NetScout Systems Inc (b)	8,661	240,776
Ribbon Communications Inc (b)	11,751	39,483
Viasat Inc (b)	17,050	678,932
Viavi Solutions Inc (b)	28,477	504,043
		3,689,862
Electronic Equipment, Instruments & Components - 3.3%
908 Devices Inc (b)	3,516	28,058
Advanced Energy Industries Inc	4,783	969,659
Aeva Technologies Inc (b)	3,315	54,167
Arlo Technologies Inc (b)	13,256	256,371
Avnet Inc	10,660	516,477
Badger Meter Inc	3,745	675,785
Bel Fuse Inc Class B	1,339	206,193
Belden Inc	5,032	613,149
Benchmark Electronics Inc	4,552	199,469
Climb Global Solutions Inc	524	58,206
Crane NXT Co	6,268	396,451
CTS Corp	3,728	154,749
Daktronics Inc (b)	5,268	98,986
ePlus Inc	3,350	245,086
Evolv Technologies Holdings Inc Class A (b)	17,379	134,513
IPG Photonics Corp (b)	3,223	274,342
Itron Inc (b)	5,810	582,917
Kimball Electronics Inc (b)	3,073	89,347
Knowles Corp (b)	10,914	257,680
Lightwave Logic Inc (b)	16,557	77,983
Methode Electronics Inc	4,492	30,231
MicroVision Inc (b)(c)	38,402	44,930
Mirion Technologies Inc Class A (b)	31,127	914,200
Napco Security Technologies Inc	4,531	200,044
nLight Inc (b)	6,332	209,019
OSI Systems Inc (b)	2,005	558,312
Ouster Inc Class A (b)	7,288	243,128
PC Connection Inc	1,479	90,175
Plexus Corp (b)	3,429	479,717
Powerfleet Inc NJ (b)	15,055	76,781
Red Cat Holdings Inc (b)	12,823	144,259
Rogers Corp (b)	2,132	186,635
Sanmina Corp (b)	6,769	927,691
ScanSource Inc (b)	2,616	112,239
SmartRent Inc Class A (b)	21,756	30,241
TTM Technologies Inc (b)	13,129	882,269
Vishay Intertechnology Inc	15,643	265,618
Vishay Precision Group Inc (b)	1,572	58,887
		11,343,964
IT Services - 0.5%
Applied Digital Corp (b)	29,559	1,024,515
Backblaze Inc Class A (b)	7,241	74,655
BigBear.ai Holdings Inc (b)	47,049	325,579
Commerce.com Inc (b)	8,648	40,040
DigitalOcean Holdings Inc (b)	8,660	352,116
Fastly Inc Class A (b)	17,489	144,984
Grid Dynamics Holdings Inc (b)	8,303	77,550
Hackett Group Inc/The	3,250	58,858
Rackspace Technology Inc (b)	12,922	20,674
TSS Inc/MD (b)	3,018	61,145
Unisys Corp (b)	8,536	30,473
		2,210,589
Semiconductors & Semiconductor Equipment - 3.9%
ACM Research Inc Class A (b)	6,687	277,243
Aehr Test Systems (b)	3,603	93,642
Alpha & Omega Semiconductor Ltd (b)	3,161	88,698
Ambarella Inc (b)	5,117	436,122
Ambiq Micro Inc	520	15,891
Amkor Technology Inc	14,465	466,930
Atomera Inc (b)	3,982	12,583
Axcelis Technologies Inc (b)	3,992	317,604
CEVA Inc (b)	3,067	83,453
Cohu Inc (b)	5,885	140,004
Credo Technology Group Holding Ltd (b)	19,186	3,599,678
Diodes Inc (b)	5,897	314,664
FormFactor Inc (b)	9,794	538,180
Ichor Holdings Ltd (b)	4,390	99,565
Impinj Inc (b)	3,288	664,702
Kopin Corp (b)	20,870	72,210
MACOM Technology Solutions Holdings Inc (b)	8,137	1,205,334
MaxLinear Inc Class A (b)	10,353	156,848
Navitas Semiconductor Corp Class A (b)	23,272	313,241
NVE Corp	631	43,571
PDF Solutions Inc (b)	4,034	117,510
Penguin Solutions Inc (b)	6,025	134,177
Photronics Inc (b)	7,632	182,405
Rigetti Computing Inc Class A (b)	41,172	1,822,684
Semtech Corp (b)	11,003	746,664
SiTime Corp (b)	2,774	803,461
SkyWater Technology Inc (b)	3,580	62,596
SolarEdge Technologies Inc (b)	7,535	264,403
Ultra Clean Holdings Inc (b)	5,739	157,306
Veeco Instruments Inc (b)	7,640	219,650
		13,451,019
Software - 6.2%
8x8 Inc (b)	17,172	31,595
A10 Networks Inc	9,190	163,950
ACI Worldwide Inc (b)	13,122	625,001
Adeia Inc	13,914	237,095
Agilysys Inc (b)	3,223	404,358
Alarm.com Holdings Inc (b)	6,351	312,596
Alkami Technology Inc (b)	9,893	200,729
Amplitude Inc Class A (b)	11,844	119,032
Appfolio Inc Class A (b)	2,909	740,137
Appian Corp Class A (b)	5,114	153,062
Arteris Inc (b)	3,938	53,596
Asana Inc Class A (b)	11,430	160,592
AvePoint Inc Class A (b)	17,512	246,394
Blackbaud Inc (b)	4,716	302,013
BlackLine Inc (b)	6,608	378,308
Blend Labs Inc Class A (b)	28,537	94,457
Braze Inc Class A (b)	10,217	292,819
C3.ai Inc Class A (b)	15,091	265,300
Ccc Intelligent Solutions Holdings Inc Class A (b)	70,352	613,469
Cerence Inc (b)	5,555	59,605
Cipher Mining Inc (b)	36,957	689,248
Cleanspark Inc (b)	35,690	635,282
Clear Secure Inc Class A	11,039	336,358
Clearwater Analytics Holdings Inc Class A (b)	36,582	673,475
Confluent Inc Class A (b)	37,062	866,139
Consensus Cloud Solutions Inc (b)	2,387	69,987
Core Scientific Inc (b)	38,773	835,170
Daily Journal Corp (b)	116	46,985
Digimarc Corp (b)	2,035	19,800
Digital Turbine Inc (b)	12,499	77,994
Domo Inc Class B (b)	4,274	58,554
Expensify Inc Class A (b)	7,734	12,605
Freshworks Inc Class A (b)	25,369	281,596
Gitlab Inc Class A (b)	17,624	859,170
I3 Verticals Inc Class A (b)	2,707	83,240
Informatica Inc Class A (b)	13,956	347,086
Intapp Inc (b)	7,093	272,229
InterDigital Inc	3,280	1,187,229
Jamf Holding Corp (b)	10,527	135,272
Klaviyo Inc Class A (b)	15,670	407,420
LiveRamp Holdings Inc (b)	8,369	228,808
MARA Holdings Inc (b)	47,039	859,403
Mitek Systems Inc (b)	5,909	54,422
N-able Inc/US (b)	9,555	74,816
nCino Inc (b)	13,394	357,352
NCR Voyix Corp (b)	17,521	199,915
NextNav Inc Class A (b)	11,071	147,798
OneSpan Inc	4,939	56,305
Onestream Inc Class A (b)	9,935	187,672
Ooma Inc (b)	3,372	37,868
PagerDuty Inc (b)	11,680	187,581
PAR Technology Corp (b)	5,137	181,542
Pegasystems Inc	11,752	748,015
Porch Group Inc (b)	12,447	187,327
Progress Software Corp (b)	5,474	233,411
PROS Holdings Inc (b)	6,073	139,983
Q2 Holdings Inc (b)	7,928	489,633
Red Violet Inc	1,700	91,171
Rekor Systems Inc (b)	16,173	40,918
Riot Platforms Inc (b)	40,959	810,169
SEMrush Holdings Inc Class A (b)	5,786	42,006
SoundHound AI Inc Class A (b)(c)	47,642	839,452
Sprinklr Inc Class A (b)	15,507	119,714
Sprout Social Inc Class A (b)	6,737	69,189
Telos Corp (b)	6,806	46,689
Terawulf Inc (b)(c)	39,307	609,259
Verint Systems Inc (b)	7,608	154,290
Veritone Inc (b)	5,726	35,845
Vertex Inc Class A (b)	9,316	213,336
Viant Technology Inc Class A (b)	2,003	17,786
Weave Communications Inc (b)	8,490	62,911
Xperi Inc (b)	5,941	39,924
Yext Inc (b)	13,153	111,406
Zeta Global Holdings Corp Class A (b)	24,721	444,731
		21,469,594
Technology Hardware, Storage & Peripherals - 0.9%
CompoSecure Inc Class A (b)	6,048	120,113
Corsair Gaming Inc (b)	5,969	48,647
Diebold Nixdorf Inc (b)	4,657	275,462
Eastman Kodak Co (b)	7,522	47,689
Immersion Corp	3,436	22,987
IonQ Inc (b)	37,701	2,351,788
Turtle Beach Corp (b)	1,724	29,136
Xerox Holdings Corp	14,911	49,505
		2,945,327
TOTAL INFORMATION TECHNOLOGY		55,110,355

Materials - 3.2%
Chemicals - 1.5%
AdvanSix Inc	3,436	63,875
American Vanguard Corp (b)	3,639	16,266
Arq Inc (b)	4,175	27,722
ASP Isotopes Inc (b)	10,233	103,660
Aspen Aerogels Inc (b)	8,842	71,974
Cabot Corp	6,764	456,435
Ecovyst Inc (b)	14,424	118,133
Hawkins Inc	2,654	376,470
HB Fuller Co	6,845	392,698
Ingevity Corp (b)	4,616	247,972
Innospec Inc	3,158	232,366
Intrepid Potash Inc (b)	1,354	36,057
Koppers Holdings Inc	2,521	71,143
Kronos Worldwide Inc	2,714	13,353
LSB Industries Inc (b)	6,944	58,538
Mativ Holdings Inc	7,006	74,824
Minerals Technologies Inc	3,968	225,184
NewMarket Corp	992	761,757
Origin Materials Inc Class A (b)	16,418	10,051
Perimeter Solutions Inc	17,671	415,445
PureCycle Technologies Inc (b)(c)	17,997	208,405
Quaker Chemical Corp	1,740	241,669
Rayonier Advanced Materials Inc (b)	8,563	59,513
Sensient Technologies Corp	5,401	509,260
Stepan Co	2,713	117,609
Trinseo PLC	4,533	6,617
Tronox Holdings PLC	15,184	53,144
Westlake Corp	4,224	290,653
		5,260,793
Construction Materials - 0.0%
United States Lime & Minerals Inc	1,341	157,192
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA	18,496	66,031
Greif Inc Class A	3,311	188,363
Myers Industries Inc	4,827	83,652
O-I Glass Inc (b)	19,476	219,884
Ranpak Holdings Corp Class A (b)	5,367	28,444
TriMas Corp	4,067	144,501
		730,875
Metals & Mining - 1.4%
Alpha Metallurgical Resources Inc (b)	1,389	240,658
Century Aluminum Co (b)	6,748	199,876
Coeur Mining Inc (b)	81,634	1,401,656
Compass Minerals International Inc (b)	4,426	76,747
Contango ORE Inc (b)	1,155	24,785
Hecla Mining Co	83,972	1,080,720
Idaho Strategic Resources Inc (b)	1,711	56,566
Ivanhoe Electric Inc / US (b)	12,094	178,870
Kaiser Aluminum Corp	2,033	184,047
Materion Corp	2,629	301,362
Mesabi Trust	1,712	58,448
Metallus Inc (b)	4,605	81,002
Olympic Steel Inc	1,261	46,657
Ramaco Resources Inc Class A (b)	5,033	152,802
Ryerson Holding Corp	3,510	77,431
SunCoke Energy Inc	10,854	86,941
Warrior Met Coal Inc	6,666	452,221
Worthington Steel Inc	4,107	131,383
		4,832,172
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	2,051	36,200
Sylvamo Corp	4,295	174,377
		210,577
TOTAL MATERIALS		11,191,609

Real Estate - 4.9%
Diversified REITs - 0.5%
Alexander & Baldwin Inc	9,244	147,627
Alpine Income Property Trust Inc	1,641	24,089
American Assets Trust Inc	5,951	113,724
Armada Hoffler Properties Inc Class A	10,306	67,401
Broadstone Net Lease Inc Class A	24,061	431,173
CTO Realty Growth Inc	3,976	66,320
Essential Properties Realty Trust Inc	25,191	752,707
Gladstone Commercial Corp	6,058	69,243
Global Net Lease Inc	25,206	192,070
		1,864,354
Health Care REITs - 0.8%
CareTrust REIT Inc	28,007	970,443
Community Healthcare Trust Inc	3,385	49,624
Diversified Healthcare Trust	27,324	116,400
Global Medical REIT Inc	1,624	49,857
LTC Properties Inc	5,848	205,148
National Health Investors Inc	6,045	450,413
Sabra Health Care REIT Inc	30,498	543,474
Sila Realty Trust Inc	7,016	166,279
Universal Health Realty Income Trust	1,672	63,904
		2,615,542
Hotel & Resort REITs - 0.4%
Apple Hospitality REIT Inc	27,953	312,795
Chatham Lodging Trust	6,386	40,870
DiamondRock Hospitality Co	25,926	202,741
Pebblebrook Hotel Trust	14,886	155,708
RLJ Lodging Trust	18,755	127,534
Service Properties Trust	19,889	42,562
Summit Hotel Properties Inc	13,585	69,827
Sunstone Hotel Investors Inc	24,018	212,559
Xenia Hotels & Resorts Inc	12,146	149,396
		1,313,992
Industrial REITs - 0.0%
One Liberty Properties Inc	2,108	42,350
Plymouth Industrial REIT Inc	5,602	123,244
		165,594
Office REITs - 0.6%
Brandywine Realty Trust	22,210	76,180
COPT Defense Properties	14,387	405,282
Easterly Government Properties Inc	5,442	117,656
Empire State Realty Trust Inc Class A	17,375	128,401
Hudson Pacific Properties Inc (b)	47,578	116,090
JBG SMITH Properties	7,798	151,983
NET Lease Office Properties	1,873	54,973
Orion Properties Inc	6,309	15,583
Paramount Group Inc (b)	23,302	152,395
Peakstone Realty Trust	4,226	57,093
Piedmont Realty Trust Inc Class A1	15,615	125,857
Postal Realty Trust Inc Class A	3,029	44,859
SL Green Realty Corp	8,992	461,740
		1,908,092
Real Estate Management & Development - 0.8%
Anywhere Real Estate Inc (b)	12,301	123,625
Compass Inc Class A (b)	58,152	448,352
Cushman & Wakefield PLC (b)	29,413	461,784
Douglas Elliman Inc (b)	9,853	24,337
eXp World Holdings Inc	11,420	116,941
Forestar Group Inc (b)	2,458	63,933
Kennedy-Wilson Holdings Inc	15,106	114,201
Marcus & Millichap Inc	3,059	89,353
Newmark Group Inc Class A	19,701	351,269
Opendoor Technologies Inc Class A (b)	85,055	660,877
RE/MAX Holdings Inc Class A (b)	2,400	19,032
RMR Group Inc/The Class A	2,156	33,353
Seaport Entertainment Group Inc (b)	953	22,939
St Joe Co/The	5,084	288,670
Tejon Ranch Co (b)	3,232	51,130
		2,869,796
Residential REITs - 0.2%
Apartment Investment and Management Co Class A	16,515	87,860
Centerspace	2,119	125,551
Elme Communities	11,145	183,335
NexPoint Residential Trust Inc	2,727	83,637
UMH Properties Inc	10,272	149,355
Veris Residential Inc	10,176	146,127
		775,865
Retail REITs - 1.0%
Acadia Realty Trust	16,624	317,020
Alexander's Inc	275	60,756
CBL & Associates Properties Inc	2,032	60,086
Curbline Properties Corp	12,300	283,638
FrontView REIT Inc	2,605	34,646
Getty Realty Corp	6,629	181,833
InvenTrust Properties Corp	9,956	272,794
Macerich Co/The	32,006	548,903
NETSTREIT Corp	10,576	196,925
Phillips Edison & Co Inc	15,983	540,865
Saul Centers Inc	1,600	47,376
SITE Centers Corp	6,609	48,444
Tanger Inc	14,368	467,822
Urban Edge Properties	15,929	306,315
Whitestone REIT	5,774	72,406
		3,439,829
Specialized REITs - 0.6%
EPR Properties	9,683	474,661
Farmland Partners Inc	5,188	52,036
Four Corners Property Trust Inc	13,323	314,956
Gladstone Land Corp	4,272	38,704
Millrose Properties Inc Class A	15,283	492,265
Outfront Media Inc	18,415	325,761
PotlatchDeltic Corp	9,025	361,000
Safehold Inc	5,827	84,084
		2,143,467
TOTAL REAL ESTATE		17,096,531

Utilities - 2.4%
Electric Utilities - 1.2%
ALLETE Inc	7,383	497,097
Hawaiian Electric Industries Inc (b)	21,865	254,071
MGE Energy Inc	4,644	384,848
Oklo Inc Class A (b)	14,810	1,966,325
Otter Tail Corp	5,324	411,119
TXNM Energy Inc	12,088	686,598
		4,200,058
Gas Utilities - 0.4%
Chesapeake Utilities Corp	2,992	380,822
Northwest Natural Holding Co	5,199	236,710
Spire Inc	7,509	648,778
		1,266,310
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy Inc Class A	6,058	181,679
Clearway Energy Inc Class C	9,042	288,712
Hallador Energy Co (b)	4,448	96,210
		566,601
Multi-Utilities - 0.3%
Avista Corp	10,313	392,410
Northwestern Energy Group Inc	7,800	465,426
Unitil Corp	2,226	108,517
		966,353
Water Utilities - 0.3%
American States Water Co	4,902	349,563
Cadiz Inc (b)	7,033	37,275
California Water Service Group	7,578	336,312
Consolidated Water Co Ltd	1,937	65,877
H2O America	4,157	192,261
Middlesex Water Co	2,284	131,261
York Water Co/The	1,878	58,349
		1,170,898
TOTAL UTILITIES		8,170,220

TOTAL UNITED STATES		337,738,450
TOTAL COMMON STOCKS (Cost $249,078,352)		344,709,746

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $182,749)	4.15	183,000	182,804

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.18	699,315	699,454
Fidelity Securities Lending Cash Central Fund (h)(i)	4.18	4,650,335	4,650,800
TOTAL MONEY MARKET FUNDS (Cost $5,350,254)			5,350,254

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $254,611,355)	350,242,804
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(4,484,374)
NET ASSETS - 100.0%	345,758,430

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	9	12/19/2025	1,120,455	23,806	23,806

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $108,131 or 0.0% of net assets.

(e)	Level 3 security.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $102,890.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	317,847	35,194,811	34,813,188	41,852	(16)	-	699,454	699,315	0.0%
Fidelity Securities Lending Cash Central Fund	15,452,859	83,010,638	93,812,697	219,348	-	-	4,650,800	4,650,335	0.0%
Total	15,770,706	118,205,449	128,625,885	261,200	(16)	-	5,350,254

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	12,647,495	12,647,495	-	-
Consumer Discretionary	36,809,997	36,809,997	-	-
Consumer Staples	7,226,161	7,226,161	-	-
Energy	14,566,217	14,566,217	-	-
Financials	57,233,968	57,233,968	-	-
Health Care	54,356,616	54,350,387	1,188	5,041
Industrials	67,076,873	67,076,873	-	-
Information Technology	58,179,358	58,179,358	-	-
Materials	11,346,310	11,346,310	-	-
Real Estate	17,096,531	17,096,531	-	-
Utilities	8,170,220	8,170,220	-	-

U.S. Treasury Obligations	182,804	-	182,804	-

Money Market Funds	5,350,254	5,350,254	-	-
Total Investments in Securities:	350,242,804	350,053,771	183,992	5,041
Derivative Instruments:

Assets
Futures Contracts	23,806	23,806	-	-
Total Assets	23,806	23,806	-	-
Total Derivative Instruments:	23,806	23,806	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	23,806	-
Total Equity Risk	23,806	-
Total Value of Derivatives	23,806	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,595,125) - See accompanying schedule:
Unaffiliated issuers (cost $249,261,101)	$344,892,550
Fidelity Central Funds (cost $5,350,254)	5,350,254

Total Investment in Securities (cost $254,611,355)		$350,242,804
Cash		980
Receivable for fund shares sold		397,244
Dividends receivable		67,887
Distributions receivable from Fidelity Central Funds		14,903
Receivable for daily variation margin on futures contracts		5,724
Other receivables		2,098
Total assets		350,731,640
Liabilities
Payable for fund shares redeemed	$322,429
Collateral on securities loaned	4,650,781
Total liabilities		4,973,210
Net Assets		$345,758,430
Net Assets consist of:
Paid in capital		$235,377,286
Total accumulated earnings (loss)		110,381,144
Net Assets		$345,758,430
Net Asset Value, offering price and redemption price per share ($345,758,430 ÷ 19,376,331 shares)		$17.84
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$3,091,348
Interest		5,377
Income from Fidelity Central Funds (including $219,348 from security lending)		261,200
Total income		3,357,925
Expenses
Independent trustees' fees and expenses	$538
Proxy fee	83
Total expenses		621
Net Investment income (loss)		3,357,304
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,759,276)
Redemptions in-kind	33,983,761
Fidelity Central Funds	(16)
Futures contracts	683,606
Total net realized gain (loss)		28,908,075
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	76,727,502
Futures contracts	(132,066)
Total change in net unrealized appreciation (depreciation)		76,595,436
Net gain (loss)		105,503,511
Net increase (decrease) in net assets resulting from operations		$108,860,815
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,357,304	$5,615,459
Net realized gain (loss)	28,908,075	9,101,712
Change in net unrealized appreciation (depreciation)	76,595,436	(14,887,602)
Net increase (decrease) in net assets resulting from operations	108,860,815	(170,431)
Distributions to shareholders	-	(5,782,451)

Share transactions
Proceeds from sales of shares	146,131,320	242,338,200
Reinvestment of distributions	-	4,313,319
Cost of shares redeemed	(360,229,770)	(136,244,709)

Net increase (decrease) in net assets resulting from share transactions	(214,098,450)	110,406,810
Total increase (decrease) in net assets	(105,237,635)	104,453,928

Net Assets
Beginning of period	450,996,065	346,542,137
End of period	$345,758,430	$450,996,065

Other Information
Shares
Sold	9,061,874	15,976,325
Issued in reinvestment of distributions	-	273,207
Redeemed	(21,596,090)	(8,768,587)
Net increase (decrease)	(12,534,216)	7,480,945

Financial Highlights
Fidelity Flex® Small Cap Index Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.13	$14.19	$12.70	$13.32	$16.47	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.12	.21	.21	.22	.18	.14
Net realized and unrealized gain (loss)	3.59	(.05)	1.50	(.68)	(2.89)	6.96
Total from investment operations	3.71	.16	1.71	(.46)	(2.71)	7.10
Distributions from net investment income	-	(.22)	(.22)	(.16)	(.18)	(.15)
Distributions from net realized gain	-	-	-	-	(.26)	-
Total distributions	-	(.22)	(.22)	(.16)	(.44)	(.15)
Net asset value, end of period	$17.84	$14.13	$14.19	$12.70	$13.32	$16.47
Total Return C,D	26.26%	.96%	13.47%	(3.46)%	(16.88)%	75.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	-% G,H	-% G	.04%	-% G	-% G	-% G
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	1.48% H	1.34%	1.55%	1.66%	1.14%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$345,758	$450,996	$346,542	$282,765	$242,826	$178,073
Portfolio turnover rate I	92 % H,J	10% J	21%	16%	18%	47%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), certain corporate actions, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$114,743,573
Gross unrealized depreciation	(21,692,232)
Net unrealized appreciation (depreciation)	$93,051,341
Tax cost	$257,215,269

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,949,686)
Long-term	(5,459,727)
Total capital loss carryforward	$(9,409,413)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Index Fund	203,638,468	330,463,228

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Flex Small Cap Index Fund	4,861,086	-	33,983,761	33,983,761	80,099,670

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Flex Small Cap Index Fund	1,558,284	13,906,856	23,202,642
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income earned is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex Small Cap Index Fund	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Small Cap Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. The Board's decision to renew the fund's Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9881630.108
ZAP-SANN-1225
Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Mid Cap Index Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	21,167	232,837
Liberty Global Ltd Class C (b)	17,741	197,812

TOTAL BELGIUM		430,649
BERMUDA - 0.3%
Financials - 0.3%
Insurance - 0.3%
RenaissanceRe Holdings Ltd	6,067	1,541,564
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.2%
Popular Inc	8,691	968,786
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	9,103	1,063,230
SWITZERLAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)	11,711	749,387
THAILAND - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Fabrinet (b)	4,616	2,033,671
UNITED KINGDOM - 1.2%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	52,895	2,187,208
Materials - 0.8%
Metals & Mining - 0.8%
Anglogold Ashanti Plc	54,616	3,713,888
TOTAL UNITED KINGDOM		5,901,096
UNITED STATES - 97.0%
Communication Services - 3.8%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent Inc (b)	32,154	1,214,135
GCI Liberty Inc/DEL Class A (b)(c)	1,527	0
Iridium Communications Inc	13,723	262,795
		1,476,930
Entertainment - 0.8%
Roku Inc Class A (b)	16,765	1,779,269
TKO Group Holdings Inc Class A	8,884	1,673,746
Warner Music Group Corp Class A	18,767	599,793
		4,052,808
Interactive Media & Services - 1.3%
IAC Inc Class A (b)	8,708	280,572
Match Group Inc	30,957	1,001,149
Reddit Inc Class A (b)	15,949	3,332,544
Snap Inc Class A (b)	142,321	1,110,104
Ziff Davis Inc (b)	5,290	179,331
ZoomInfo Technologies Inc (b)	36,096	404,997
		6,308,697
Media - 1.5%
Interpublic Group of Cos Inc/The	47,232	1,211,973
Liberty Broadband Corp Class A (b)	2,376	127,092
Liberty Broadband Corp Class C (b)	14,924	803,210
New York Times Co/The Class A	20,868	1,189,267
News Corp Class A	48,804	1,293,306
News Corp Class B	15,703	478,470
Nexstar Media Group Inc	3,670	718,329
Paramount Skydance Corp Class B	39,740	611,599
Sirius XM Holdings Inc	24,330	527,718
TEGNA Inc	20,719	407,543
		7,368,507
TOTAL COMMUNICATION SERVICES		19,206,942

Consumer Discretionary - 11.5%
Automobile Components - 0.7%
BorgWarner Inc	27,882	1,197,811
Gentex Corp	28,303	663,705
Lear Corp	6,872	719,155
QuantumScape Corp Class A (b)	55,882	1,030,464
		3,611,135
Automobiles - 0.6%
Harley-Davidson Inc	15,684	423,154
Lucid Group Inc (b)(d)	16,615	294,916
Rivian Automotive Inc Class A (b)	102,844	1,395,593
Thor Industries Inc	6,850	714,798
		2,828,461
Broadline Retail - 0.4%
Etsy Inc (b)	12,760	791,120
Macy's Inc	35,044	683,007
Ollie's Bargain Outlet Holdings Inc (b)	7,897	954,037
		2,428,164
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions Inc (b)	7,313	798,799
Duolingo Inc Class A (b)	5,116	1,384,594
H&R Block Inc	17,245	857,766
Service Corp International/US	18,057	1,507,941
		4,549,100
Hotels, Restaurants & Leisure - 3.2%
Aramark	33,844	1,282,011
Boyd Gaming Corp	7,629	594,070
Caesars Entertainment Inc (b)	26,764	537,956
Cava Group Inc (b)	12,840	689,893
Choice Hotels International Inc (d)	2,654	246,716
Churchill Downs Inc	8,572	850,342
Dutch Bros Inc Class A (b)	16,342	907,635
Hilton Grand Vacations Inc (b)	7,929	328,657
Hyatt Hotels Corp Class A	5,442	747,785
Light & Wonder Inc Class A (b)	10,800	785,160
Marriott Vacations Worldwide Corp	3,600	237,528
MGM Resorts International (b)	26,232	840,211
Norwegian Cruise Line Holdings Ltd (b)	58,199	1,304,822
Penn Entertainment Inc (b)	18,082	297,630
Planet Fitness Inc Class A (b)	10,791	978,636
Texas Roadhouse Inc	8,565	1,401,063
Travel + Leisure Co	8,365	525,155
Vail Resorts Inc	4,794	711,094
Wingstop Inc	3,594	778,568
Wyndham Hotels & Resorts Inc	9,824	721,376
Wynn Resorts Ltd	10,874	1,293,897
		16,060,205
Household Durables - 1.4%
Mohawk Industries Inc (b)	6,715	763,093
Newell Brands Inc	54,234	184,396
Somnigroup International Inc	27,006	2,142,656
Toll Brothers Inc	12,667	1,709,412
TopBuild Corp (b)	3,601	1,521,350
Whirlpool Corp (d)	7,242	518,744
		6,839,651
Leisure Products - 0.7%
Brunswick Corp/DE	8,436	557,704
Hasbro Inc	17,141	1,308,030
Mattel Inc (b)	41,430	761,483
Polaris Inc	6,895	455,760
YETI Holdings Inc (b)	10,461	355,569
		3,438,546
Specialty Retail - 2.3%
Academy Sports & Outdoors Inc	8,571	410,465
Advance Auto Parts Inc	7,727	364,174
AutoNation Inc (b)	3,632	725,928
Bath & Body Works Inc	27,264	667,423
Dick's Sporting Goods Inc	8,618	1,908,456
Five Below Inc (b)	7,085	1,114,258
Floor & Decor Holdings Inc Class A (b)	13,874	866,848
GameStop Corp Class A (b)	53,057	1,182,641
Lithia Motors Inc Class A	3,302	1,037,092
Murphy USA Inc	2,262	810,248
Restoration Hardware Inc (b)	1,978	341,184
Valvoline Inc (b)	16,359	540,011
Wayfair Inc Class A (b)	13,516	1,399,041
		11,367,769
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd (b)	15,356	318,637
Crocs Inc (b)	7,037	574,853
PVH Corp	6,218	487,056
Ralph Lauren Corp Class A	4,979	1,591,587
Tapestry Inc	26,793	2,942,407
Under Armour Inc Class A (b)	14,452	66,623
Under Armour Inc Class C (b)	26,447	117,425
VF Corp	42,271	593,485
		6,692,073
TOTAL CONSUMER DISCRETIONARY		57,815,104

Consumer Staples - 4.3%
Beverages - 0.9%
Brown-Forman Corp Class A	7,730	209,638
Brown-Forman Corp Class B	22,270	606,412
Celsius Holdings Inc (b)	20,606	1,241,099
Coca-Cola Consolidated Inc	7,716	1,006,012
Molson Coors Beverage Co Class B	21,873	956,288
Primo Brands Corp Class A	32,692	718,243
		4,737,692
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc Class A	51,965	919,261
BJ's Wholesale Club Holdings Inc (b)	17,019	1,502,097
Casey's General Stores Inc	4,787	2,456,641
Maplebear Inc (b)	23,757	875,682
Performance Food Group Co (b)	20,144	1,948,731
US Foods Holding Corp (b)	28,966	2,103,511
		9,805,923
Food Products - 1.1%
Campbell's Company/The	25,468	767,351
Darling Ingredients Inc (b)	20,364	652,666
Flowers Foods Inc	27,763	331,213
Freshpet Inc (b)	6,290	309,531
Hormel Foods Corp	37,703	814,008
Ingredion Inc	8,261	953,402
Lamb Weston Holdings Inc	17,944	1,107,683
Post Holdings Inc (b)	6,140	638,130
		5,573,984
Personal Care Products - 0.3%
BellRing Brands Inc (b)	16,191	487,834
elf Beauty Inc (b)	7,635	932,539
		1,420,373
TOTAL CONSUMER STAPLES		21,537,972

Energy - 2.6%
Energy Equipment & Services - 0.3%
Helmerich & Payne Inc	12,880	338,229
NOV Inc	47,974	700,421
Weatherford International PLC	9,260	682,369
		1,721,019
Oil, Gas & Consumable Fuels - 2.3%
Antero Midstream Corp	43,050	742,613
Antero Resources Corp (b)	37,779	1,167,749
APA Corp	46,071	1,043,508
Chord Energy Corp	7,403	671,600
Civitas Resources Inc	10,791	311,105
DT Midstream Inc	13,064	1,430,377
HF Sinclair Corp	20,479	1,056,716
Matador Resources Co	15,063	594,386
Murphy Oil Corp	17,326	490,326
PBF Energy Inc Class A	10,588	361,792
Permian Resources Corp Class A	90,061	1,131,166
Range Resources Corp	30,650	1,089,608
SM Energy Co	14,872	310,675
Viper Energy Inc Class A	21,725	815,991
		11,217,612
TOTAL ENERGY		12,938,631

Financials - 15.8%
Banks - 4.1%
Bank OZK	13,657	614,428
Cadence Bank	24,037	907,156
Comerica Inc	16,562	1,266,993
Commerce Bancshares Inc/MO	15,967	840,343
Cullen/Frost Bankers Inc	8,283	1,019,969
East West Bancorp Inc	17,751	1,803,503
First Financial Bankshares Inc	16,801	518,983
First Horizon Corp	65,376	1,396,431
Flagstar Financial Inc	38,495	439,613
Glacier Bancorp Inc	15,281	624,229
Hancock Whitney Corp	10,917	623,470
Old National Bancorp/IN	44,991	919,166
Pinnacle Financial Partners Inc	9,917	845,028
Prosperity Bancshares Inc	12,257	806,756
ServisFirst Bancshares Inc	6,481	455,420
SOUTHSTATE BANK CORP	13,037	1,155,730
Synovus Financial Corp	17,943	800,976
United Bankshares Inc/WV	18,361	657,140
Valley National Bancorp	62,168	675,766
Webster Financial Corp	21,404	1,220,884
Western Alliance Bancorp	13,344	1,032,158
Wintrust Financial Corp	8,605	1,118,822
Zions Bancorp NA	19,045	992,435
		20,735,399
Capital Markets - 2.9%
Affiliated Managers Group Inc	3,644	867,126
Blue Owl Capital Inc Class A	79,723	1,257,232
Carlyle Group Inc/The	33,537	1,788,193
Evercore Inc Class A	4,966	1,462,785
Franklin Resources Inc	39,556	894,361
Houlihan Lokey Inc Class A	6,984	1,250,695
Invesco Ltd	57,446	1,361,470
Janus Henderson Group PLC	16,082	700,532
Jefferies Financial Group Inc	21,246	1,122,426
MarketAxess Holdings Inc	4,815	770,689
Morningstar Inc	3,139	666,409
SEI Investments Co	12,050	971,351
Stifel Financial Corp	13,139	1,556,052
		14,669,321
Consumer Finance - 1.6%
Ally Financial Inc	36,130	1,407,986
Credit Acceptance Corp (b)(d)	809	361,898
OneMain Holdings Inc	15,353	908,744
SLM Corp	26,837	720,573
SoFi Technologies Inc Class A (b)	154,234	4,577,666
		7,976,867
Financial Services - 2.3%
Affirm Holdings Inc Class A (b)	36,304	2,609,533
Corebridge Financial Inc	34,706	1,130,027
Equitable Holdings Inc	38,558	1,904,765
Essent Group Ltd	12,694	768,876
Euronet Worldwide Inc (b)	4,954	375,810
MGIC Investment Corp	29,682	813,880
Toast Inc Class A (b)	59,781	2,160,485
Voya Financial Inc	12,418	924,644
Western Union Co/The	42,173	393,474
WEX Inc (b)	4,403	642,310
		11,723,804
Insurance - 3.9%
American Financial Group Inc/OH	8,922	1,174,849
Assurant Inc	6,494	1,374,910
Assured Guaranty Ltd	5,771	465,027
Axis Capital Holdings Ltd	10,082	944,280
Erie Indemnity Co Class A	3,273	957,811
First American Financial Corp	13,128	820,631
Globe Life Inc	10,421	1,370,466
Hanover Insurance Group Inc/The	4,613	788,269
Kinsale Capital Group Inc	2,849	1,138,090
Lincoln National Corp	21,757	913,794
Loews Corp	21,807	2,171,105
Old Republic International Corp	29,458	1,162,413
Primerica Inc	4,171	1,083,918
Reinsurance Group of America Inc	8,510	1,552,735
RLI Corp	11,814	696,553
Ryan Specialty Holdings Inc Class A	14,493	794,216
Selective Insurance Group Inc	7,862	592,323
Unum Group	20,177	1,481,395
		19,482,785
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AGNC Investment Corp (d)	134,598	1,345,980
Annaly Capital Management Inc	82,791	1,752,685
Blackstone Mortgage Trust Inc Class A	20,627	381,187
Rithm Capital Corp	68,302	749,273
Starwood Property Trust Inc	44,505	809,101
		5,038,226
TOTAL FINANCIALS		79,626,402

Health Care - 9.8%
Biotechnology - 3.4%
Alkermes PLC (b)	21,263	652,774
Apellis Pharmaceuticals Inc (b)	13,182	283,018
Arrowhead Pharmaceuticals Inc (b)	17,795	754,330
Cytokinetics Inc (b)	15,401	979,350
Exact Sciences Corp (b)	24,395	1,578,113
Exelixis Inc (b)	34,694	1,341,617
Halozyme Therapeutics Inc (b)	15,050	981,110
Incyte Corp (b)	21,134	1,975,606
Ionis Pharmaceuticals Inc (b)	20,528	1,525,230
Moderna Inc (b)	44,598	1,211,282
Neurocrine Biosciences Inc (b)	12,775	1,829,508
Sarepta Therapeutics Inc (b)	12,598	302,478
Ultragenyx Pharmaceutical Inc (b)	12,419	429,697
United Therapeutics Corp (b)	5,826	2,595,075
Viking Therapeutics Inc (b)	14,481	551,436
		16,990,624
Health Care Equipment & Supplies - 1.7%
CONMED Corp	4,005	176,220
DENTSPLY SIRONA Inc	25,905	326,662
Enovis Corp (b)	7,371	230,270
Envista Holdings Corp (b)	21,376	435,002
Globus Medical Inc Class A (b)	14,495	875,353
ICU Medical Inc (b)	3,190	383,087
Inspire Medical Systems Inc (b)	3,472	250,262
iRhythm Technologies Inc (b)	4,132	773,924
Lantheus Holdings Inc (b)	8,761	505,422
LivaNova PLC (b)	7,042	370,620
Masimo Corp (b)	5,938	835,180
Penumbra Inc (b)	5,017	1,140,715
QuidelOrtho Corp (b)	8,753	236,243
Solventum Corp (b)	18,946	1,308,032
Teleflex Inc	5,696	708,981
		8,555,973
Health Care Providers & Services - 2.4%
Acadia Healthcare Co Inc (b)	11,969	257,333
Chemed Corp	1,877	809,550
DaVita Inc (b)	4,595	546,897
Encompass Health Corp	12,954	1,474,813
Ensign Group Inc/The	7,378	1,328,778
Guardant Health Inc (b)	16,054	1,493,343
HealthEquity Inc (b)	11,132	1,052,865
Henry Schein Inc (b)	13,264	838,285
Option Care Health Inc (b)	20,910	544,287
Tenet Healthcare Corp (b)	11,380	2,349,856
Universal Health Services Inc Class B	7,267	1,577,012
		12,273,019
Health Care Technology - 0.2%
Doximity Inc Class A (b)	17,549	1,158,234
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories Inc Class A (b)	2,351	751,262
Bio-Techne Corp	20,192	1,263,413
Bruker Corp	14,294	556,608
Charles River Laboratories International Inc (b)	6,346	1,142,724
Medpace Holdings Inc (b)	2,857	1,671,089
Repligen Corp (b)	6,807	1,014,651
		6,399,747
Pharmaceuticals - 0.8%
Corcept Therapeutics Inc (b)	12,072	886,930
Elanco Animal Health Inc (b)	63,997	1,417,534
Jazz Pharmaceuticals PLC (b)	7,812	1,075,244
Organon & Co	33,626	226,975
Perrigo Co PLC	17,821	369,607
		3,976,290
TOTAL HEALTH CARE		49,353,887

Industrials - 22.4%
Aerospace & Defense - 2.8%
ATI Inc (b)	17,756	1,757,311
BWX Technologies Inc	11,770	2,514,190
Carpenter Technology Corp	6,422	2,028,710
Curtiss-Wright Corp	4,851	2,889,886
Hexcel Corp	10,254	732,136
Huntington Ingalls Industries Inc	5,057	1,628,455
Spirit AeroSystems Holdings Inc Class A (b)	15,072	552,992
Woodward Inc	7,721	2,023,751
		14,127,431
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc	15,216	2,343,112
GXO Logistics Inc (b)	14,739	828,479
		3,171,591
Building Products - 2.1%
A O Smith Corp	14,731	972,099
Advanced Drainage Systems Inc	9,224	1,291,821
Allegion plc	11,048	1,831,428
Armstrong World Industries Inc	5,556	1,058,029
Fortune Brands Innovations Inc	15,484	786,587
Owens Corning	10,798	1,374,693
Simpson Manufacturing Co Inc	5,358	945,687
Trex Co Inc (b)	13,808	667,203
UFP Industries Inc	7,563	696,779
Zurn Elkay Water Solutions Corp	19,167	902,957
		10,527,283
Commercial Services & Supplies - 1.2%
Casella Waste Systems Inc Class A (b)	8,041	712,191
Clean Harbors Inc (b)	6,478	1,363,684
MSA Safety Inc	4,730	742,752
Rollins Inc	36,167	2,083,581
Tetra Tech Inc	33,814	1,081,372
		5,983,580
Construction & Engineering - 3.4%
AECOM	17,047	2,290,264
API Group Corp (b)	47,624	1,753,516
Comfort Systems USA Inc	4,533	4,376,974
EMCOR Group Inc	5,764	3,895,196
Everus Construction Group Inc (b)	6,565	596,693
Fluor Corp (b)	20,830	1,015,879
MasTec Inc (b)	7,888	1,610,414
Valmont Industries Inc	2,539	1,049,699
WillScot Holdings Corp	23,457	510,190
		17,098,825
Electrical Equipment - 1.9%
Acuity Inc	3,907	1,426,250
Atkore Inc	4,383	303,523
Generac Holdings Inc (b)	7,564	1,270,903
NEXTracker Inc Class A (b)	19,065	1,929,759
nVent Electric PLC	20,728	2,370,248
Regal Rexnord Corp	8,551	1,204,750
Sensata Technologies Holding PLC	18,788	598,022
Sunrun Inc (b)	29,711	616,800
		9,720,255
Ground Transportation - 1.4%
Knight-Swift Transportation Holdings Inc	20,910	943,459
Landstar System Inc	4,472	574,339
Lyft Inc Class A (b)	51,211	1,047,777
RXO Inc (b)	21,133	374,688
Saia Inc (b)	3,430	1,003,275
U-Haul Holding Co (b)	261	13,875
U-Haul Holding Co Class N	13,839	671,053
XPO Inc (b)	15,168	2,182,220
		6,810,686
Machinery - 4.7%
AGCO Corp	7,978	823,010
Allison Transmission Holdings Inc	10,776	889,559
Chart Industries Inc (b)	5,684	1,134,640
CNH Industrial NV Class A	114,410	1,200,161
Crane Co	6,303	1,197,570
Donaldson Co Inc	15,003	1,264,003
Flowserve Corp	16,849	1,149,944
Graco Inc	21,378	1,748,079
ITT Inc	10,043	1,858,658
Lincoln Electric Holdings Inc	7,106	1,666,002
Middleby Corp/The (b)	6,006	746,125
Mueller Industries Inc	14,268	1,510,553
Nordson Corp	6,928	1,606,950
Oshkosh Corp	8,246	1,016,649
Pentair PLC	21,120	2,246,113
RBC Bearings Inc (b)	4,047	1,734,261
Timken Co/The	8,190	642,997
Toro Co/The	12,729	951,238
		23,386,512
Marine Transportation - 0.2%
Kirby Corp (b)	7,181	743,090
Matson Inc	4,098	413,693
		1,156,783
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	14,850	619,690
American Airlines Group Inc (b)	84,927	1,115,092
		1,734,782
Professional Services - 2.1%
CACI International Inc (b)	2,834	1,593,417
Clarivate PLC (b)	58,121	197,610
Concentrix Corp	5,780	232,992
Dawn Bidco LLC (b)	20,566	1,413,707
ExlService Holdings Inc (b)	20,765	811,912
Exponent Inc	6,538	462,956
FTI Consulting Inc (b)	4,091	675,056
Genpact Ltd	20,880	796,572
KBR Inc	16,585	710,501
ManpowerGroup Inc	6,069	186,075
Maximus Inc	7,260	603,451
Paycom Software Inc	6,453	1,207,292
Paylocity Holding Corp (b)	5,751	812,444
Robert Half Inc	13,015	340,863
Science Applications International Corp	6,041	566,102
		10,610,950
Trading Companies & Distributors - 1.7%
Air Lease Corp Class A	13,504	862,365
Applied Industrial Technologies Inc	4,906	1,261,284
Core & Main Inc Class A (b)	24,428	1,274,653
FTAI Aviation Ltd	13,211	2,284,183
GATX Corp	4,579	718,216
SiteOne Landscape Supply Inc (b)	5,746	745,658
Wesco International Inc	6,270	1,627,253
		8,773,612
TOTAL INDUSTRIALS		113,102,290

Information Technology - 12.8%
Communications Equipment - 1.0%
Ciena Corp (b)	18,199	3,456,354
Lumentum Holdings Inc (b)	8,989	1,811,823
		5,268,177
Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics Inc (b)	6,632	739,800
Cognex Corp	21,619	894,810
Coherent Corp (b)	20,025	2,642,499
Flex Ltd (b)	48,325	3,021,279
Insight Enterprises Inc (b)	4,064	406,400
Littelfuse Inc	3,192	776,646
Novanta Inc (b)	4,640	589,326
TD SYNNEX Corp	9,881	1,546,278
Vontier Corp	18,854	725,879
		11,342,917
IT Services - 0.8%
Amdocs Ltd	14,330	1,207,446
ASGN Inc (b)	5,656	253,162
DXC Technology Co (b)	23,162	328,900
EPAM Systems Inc (b)	7,171	1,172,745
Kyndryl Holdings Inc (b)	29,717	859,416
		3,821,669
Semiconductors & Semiconductor Equipment - 2.1%
Cirrus Logic Inc (b)	6,603	875,888
Enphase Energy Inc (b)	16,844	513,910
Lattice Semiconductor Corp (b)	17,614	1,285,117
MKS Inc	8,639	1,241,511
Onto Innovation Inc (b)	6,309	851,463
Power Integrations Inc	7,243	303,409
Qorvo Inc (b)	10,854	1,030,262
Rambus Inc (b)	13,851	1,424,437
Silicon Laboratories Inc (b)	4,225	553,813
Skyworks Solutions Inc	19,151	1,488,416
Synaptics Inc (b)	4,955	351,508
Universal Display Corp	5,691	838,170
		10,757,904
Software - 5.2%
Aurora Innovation Inc Class A (b)	147,371	772,224
Bentley Systems Inc Class B	19,164	974,106
BILL Holdings Inc (b)	11,810	586,485
Box Inc Class A (b)	18,603	596,970
Circle Internet Group Inc Class A (d)	6,845	869,178
Commvault Systems Inc (b)	5,725	797,035
Dolby Laboratories Inc Class A	7,884	522,867
Dropbox Inc Class A (b)	23,764	689,156
Dynatrace Inc (b)	38,837	1,963,987
Elastic NV (b)	11,950	1,066,179
Five9 Inc (b)	9,971	242,096
Guidewire Software Inc (b)	10,839	2,532,424
Manhattan Associates Inc (b)	7,790	1,418,325
Nutanix Inc Class A (b)	34,512	2,458,635
Procore Technologies Inc (b)	14,902	1,100,066
Qualys Inc (b)	4,644	572,419
Rapid7 Inc (b)	7,430	137,529
RingCentral Inc Class A (b)	10,412	313,609
Rubrik Inc Class A (b)	17,162	1,291,784
Samsara Inc Class A (b)	38,632	1,551,847
SentinelOne Inc Class A (b)	41,040	732,564
SPS Commerce Inc (b)	4,890	402,154
Tenable Holdings Inc (b)	15,614	453,118
Teradata Corp (b)	12,180	253,953
UiPath Inc Class A (b)	54,787	868,922
Unity Software Inc (b)	43,553	1,650,659
Varonis Systems Inc (b)	14,431	508,404
Workiva Inc Class A (b)	6,716	570,927
		25,897,622
Technology Hardware, Storage & Peripherals - 1.5%
Pure Storage Inc Class A (b)	39,989	3,946,915
Sandisk Corp/DE	17,780	3,544,087
		7,491,002
TOTAL INFORMATION TECHNOLOGY		64,579,291

Materials - 4.2%
Chemicals - 1.8%
Albemarle Corp	15,168	1,489,953
Ashland Inc	5,900	288,510
Avient Corp	11,838	379,645
Axalta Coating Systems Ltd (b)	27,847	792,804
Balchem Corp	4,177	640,710
Celanese Corp	14,109	542,350
Chemours Co/The	19,422	260,061
Element Solutions Inc	29,204	780,331
FMC Corp	16,322	247,605
Huntsman Corp	21,544	178,383
Mosaic Co/The	40,916	1,123,144
Olin Corp	14,823	306,836
RPM International Inc	16,538	1,807,273
Scotts Miracle-Gro Co/The	5,747	307,579
		9,145,184
Construction Materials - 0.3%
Eagle Materials Inc	4,176	886,649
Knife River Corp (b)	7,288	440,632
		1,327,281
Containers & Packaging - 0.9%
AptarGroup Inc	8,477	983,417
Crown Holdings Inc	14,818	1,440,013
Graphic Packaging Holding CO	38,267	611,889
Sealed Air Corp	18,947	634,914
Silgan Holdings Inc	11,446	442,045
Sonoco Products Co	12,802	519,377
		4,631,655
Metals & Mining - 1.1%
Alcoa Corp	33,341	1,226,615
Cleveland-Cliffs Inc (b)	63,671	791,431
Commercial Metals Co	14,411	855,437
MP Materials Corp (b)	17,327	1,093,160
Royal Gold Inc	8,485	1,483,093
		5,449,736
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	8,154	710,295
TOTAL MATERIALS		21,264,151

Real Estate - 6.9%
Health Care REITs - 0.7%
American Healthcare REIT Inc	21,732	984,894
Healthcare Realty Trust Inc	45,532	806,827
Medical Properties Trust Inc (d)	63,800	329,846
Omega Healthcare Investors Inc	38,124	1,602,352
		3,723,919
Hotel & Resort REITs - 0.2%
Park Hotels & Resorts Inc	26,631	274,033
Ryman Hospitality Properties Inc	8,151	708,403
		982,436
Industrial REITs - 1.2%
Americold Realty Trust Inc	37,041	477,458
EastGroup Properties Inc	6,883	1,201,290
First Industrial Realty Trust Inc	17,111	945,896
Lineage Inc	7,440	293,135
LXP Industrial Trust	38,544	365,783
Rexford Industrial Realty Inc	30,502	1,260,343
STAG Industrial Inc Class A	24,189	925,713
Terreno Realty Corp	13,381	764,457
		6,234,075
Office REITs - 0.8%
BXP Inc	19,002	1,352,752
Cousins Properties Inc	21,913	568,204
Douglas Emmett Inc	21,855	282,804
Highwoods Properties Inc	14,144	404,943
Kilroy Realty Corp	14,101	595,767
Vornado Realty Trust	20,785	788,583
		3,993,053
Real Estate Management & Development - 0.9%
Howard Hughes Holdings Inc (b)	3,991	316,406
Jones Lang LaSalle Inc (b)	6,101	1,861,354
Zillow Group Inc Class A (b)	6,460	462,084
Zillow Group Inc Class C (b)	22,517	1,688,325
		4,328,169
Residential REITs - 0.9%
American Homes 4 Rent Class A	42,075	1,329,570
Camden Property Trust	13,806	1,373,421
Equity LifeStyle Properties Inc	25,005	1,526,555
Independence Realty Trust Inc	30,350	483,476
		4,713,022
Retail REITs - 1.6%
Agree Realty Corp	14,294	1,043,605
Brixmor Property Group Inc	39,542	1,034,419
Federal Realty Investment Trust	10,173	978,541
Kimco Realty Corp	87,580	1,809,403
Kite Realty Group Trust	28,549	632,075
NNN REIT Inc	24,509	991,634
Regency Centers Corp	21,115	1,455,879
		7,945,556
Specialized REITs - 0.6%
CubeSmart	29,550	1,113,149
Lamar Advertising Co Class A	11,207	1,329,038
National Storage Affiliates Trust	9,295	270,391
Rayonier Inc	18,440	406,971
		3,119,549
TOTAL REAL ESTATE		35,039,779

Utilities - 2.9%
Electric Utilities - 0.8%
IDACORP Inc	6,947	896,302
OGE Energy Corp	25,941	1,145,036
Pinnacle West Capital Corp	15,380	1,361,438
Portland General Electric Co	14,196	648,473
		4,051,249
Gas Utilities - 0.8%
MDU Resources Group Inc	26,373	505,834
National Fuel Gas Co	11,630	917,723
New Jersey Resources Corp	13,050	578,115
ONE Gas Inc	7,755	621,873
Southwest Gas Holdings Inc	8,254	656,193
UGI Corp	27,723	926,781
		4,206,519
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp/The	91,806	1,273,349
Ormat Technologies Inc	7,806	830,324
Talen Energy Corp (b)	5,880	2,350,707
		4,454,380
Multi-Utilities - 0.1%
Black Hills Corp	9,402	596,368
Water Utilities - 0.3%
Essential Utilities Inc	36,197	1,412,769
TOTAL UTILITIES		14,721,285

TOTAL UNITED STATES		489,185,734
TOTAL COMMON STOCKS (Cost $456,187,083)		501,874,117

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	46

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (f) (Cost $116,840)	4.15	117,000	116,874

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	2,277,338	2,277,793
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	2,317,986	2,318,218
TOTAL MONEY MARKET FUNDS (Cost $4,596,011)			4,596,011

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $460,900,008)	506,587,048
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(2,112,015)
NET ASSETS - 100.0%	504,475,033

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	8	12/19/2025	2,606,160	(24,081)	(24,081)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $116,874.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	914,223	31,184,220	29,820,660	29,135	10	-	2,277,793	2,277,338	0.0%
Fidelity Securities Lending Cash Central Fund	3,871,356	24,907,395	26,460,533	86,006	-	-	2,318,218	2,317,986	0.0%
Total	4,785,579	56,091,615	56,281,193	115,141	10	-	4,596,011

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	19,637,591	19,637,591	-	-
Consumer Discretionary	58,878,334	58,878,334	-	-
Consumer Staples	21,537,972	21,537,972	-	-
Energy	15,125,839	15,125,839	-	-
Financials	82,136,752	82,136,752	-	-
Health Care	50,103,274	50,103,274	-	-
Industrials	113,102,290	113,102,290	-	-
Information Technology	66,612,962	66,612,962	-	-
Materials	24,978,039	24,978,039	-	-
Real Estate	35,039,779	35,039,779	-	-
Utilities	14,721,285	14,721,285	-	-

Non-Convertible Preferred Stocks
Real Estate	46	46	-	-

U.S. Treasury Obligations	116,874	-	116,874	-

Money Market Funds	4,596,011	4,596,011	-	-
Total Investments in Securities:	506,587,048	506,470,174	116,874	-
Derivative Instruments:

Liabilities
Futures Contracts	(24,081)	(24,081)	-	-
Total Liabilities	(24,081)	(24,081)	-	-
Total Derivative Instruments:	(24,081)	(24,081)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(24,081)
Total Equity Risk	-	(24,081)
Total Value of Derivatives	-	(24,081)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,278,316) - See accompanying schedule:
Unaffiliated issuers (cost $456,303,997)	$501,991,037
Fidelity Central Funds (cost $4,596,011)	4,596,011

Total Investment in Securities (cost $460,900,008)		$506,587,048
Segregated cash with brokers for derivative instruments		61,220
Cash		1,592
Receivable for fund shares sold		636,241
Dividends receivable		216,811
Distributions receivable from Fidelity Central Funds		8,834
Receivable for daily variation margin on futures contracts		15,520
Other receivables		2,200
Total assets		507,529,466
Liabilities
Payable for investments purchased	$287,779
Payable for fund shares redeemed	448,466
Collateral on securities loaned	2,318,188
Total liabilities		3,054,433
Net Assets		$504,475,033
Net Assets consist of:
Paid in capital		$347,069,247
Total accumulated earnings (loss)		157,405,786
Net Assets		$504,475,033
Net Asset Value, offering price and redemption price per share ($504,475,033 ÷ 24,086,771 shares)		$20.94
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$4,116,560
Interest		3,185
Income from Fidelity Central Funds (including $86,006 from security lending)		115,141
Total income		4,234,886
Expenses
Independent trustees' fees and expenses	$606
Proxy fee	83
Total expenses before reductions	689
Expense reductions	(444)
Total expenses after reductions		245
Net Investment income (loss)		4,234,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,074,221)
Redemptions in-kind	129,011,387
Fidelity Central Funds	10
Foreign currency transactions	(11)
Futures contracts	293,286
Total net realized gain (loss)		117,230,451
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(37,478,433)
Futures contracts	(30,503)
Total change in net unrealized appreciation (depreciation)		(37,508,936)
Net gain (loss)		79,721,515
Net increase (decrease) in net assets resulting from operations		$83,956,156
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,234,641	$7,298,831
Net realized gain (loss)	117,230,451	11,479,573
Change in net unrealized appreciation (depreciation)	(37,508,936)	11,484,959
Net increase (decrease) in net assets resulting from operations	83,956,156	30,263,363
Distributions to shareholders	-	(5,037,711)

Share transactions
Proceeds from sales of shares	409,399,944	235,522,054
Reinvestment of distributions	-	3,720,271
Cost of shares redeemed	(484,053,516)	(173,412,358)

Net increase (decrease) in net assets resulting from share transactions	(74,653,572)	65,829,967
Total increase (decrease) in net assets	9,302,584	91,055,619

Net Assets
Beginning of period	495,172,449	404,116,830
End of period	$504,475,033	$495,172,449

Other Information
Shares
Sold	20,455,785	12,959,637
Issued in reinvestment of distributions	-	201,454
Redeemed	(23,959,620)	(9,466,012)
Net increase (decrease)	(3,503,835)	3,695,079

Financial Highlights
Fidelity Flex® Mid Cap Index Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.95	$16.91	$14.83	$15.35	$16.82	$10.78
Income from Investment Operations
Net investment income (loss) A,B	.16	.29	.26	.26	.21	.19
Net realized and unrealized gain (loss)	2.83	.95	2.15	(.52)	(1.18)	6.17
Total from investment operations	2.99	1.24	2.41	(.26)	(.97)	6.36
Distributions from net investment income	-	(.20)	(.24)	(.23)	(.19)	(.20)
Distributions from net realized gain	-	-	(.08)	(.03)	(.31)	(.12)
Total distributions	-	(.20)	(.33) C	(.26)	(.50)	(.32)
Net asset value, end of period	$20.94	$17.95	$16.91	$14.83	$15.35	$16.82
Total Return D,E	16.66%	7.31%	16.36%	(1.62)%	(6.09)%	59.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	-% H	.04%	-% H	-% H	-% H
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.58% I	1.58%	1.67%	1.75%	1.27%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$504,475	$495,172	$404,117	$293,963	$251,337	$189,335
Portfolio turnover rate J	135 % I,K	17% K	10% K	13%	13%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, short-term capital gain dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$73,659,608
Gross unrealized depreciation	(32,341,433)
Net unrealized appreciation (depreciation)	$41,318,175
Tax cost	$465,292,954

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(2,906,504)
Total capital loss carryforward	$(2,906,504)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Index Fund	594,980,920	353,697,501

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Flex Mid Cap Index Fund	16,240,018	-	129,011,387	129,011,387	326,935,140

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Flex Mid Cap Index Fund	1,377,002	13,522,015	24,025,897
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex Mid Cap Index Fund	11,960	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income earned is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex Mid Cap Index Fund	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $444.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Mid Cap Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. The Board's decision to renew the fund's Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9881626.108
ZMP-SANN-1225
Fidelity Flex® Mid Cap Focused Index Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Mid Cap Focused Index Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
BELGIUM - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liberty Global Ltd Class A (a)	676	7,436
BERMUDA - 0.4%
Financials - 0.4%
Insurance - 0.4%
RenaissanceRe Holdings Ltd	73	18,549
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	21	2,340
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	21	2,452
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (a)	14	6,168
UNITED KINGDOM - 0.8%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	310	12,819
Materials - 0.6%
Metals & Mining - 0.6%
Anglogold Ashanti Plc	357	24,276
TOTAL UNITED KINGDOM		37,095
UNITED STATES - 97.5%
Communication Services - 3.7%
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent Inc (a)	153	5,777
Iridium Communications Inc	348	6,664
		12,441
Entertainment - 0.9%
Roku Inc Class A (a)	70	7,429
TKO Group Holdings Inc Class A	115	21,666
Warner Music Group Corp Class A	347	11,090
		40,185
Interactive Media & Services - 1.3%
IAC Inc Class A (a)	231	7,443
Match Group Inc	458	14,812
Reddit Inc Class A (a)	93	19,432
Snap Inc Class A (a)	1,957	15,265
Ziff Davis Inc (a)	31	1,051
		58,003
Media - 1.2%
Interpublic Group of Cos Inc/The	229	5,876
Liberty Broadband Corp Class C (a)	203	10,925
New York Times Co/The Class A	298	16,983
News Corp Class A	249	6,599
Nexstar Media Group Inc	66	12,918
		53,301
TOTAL COMMUNICATION SERVICES		163,930

Consumer Discretionary - 11.6%
Automobile Components - 0.1%
BorgWarner Inc	62	2,664
Gentex Corp	23	539
		3,203
Automobiles - 0.5%
Rivian Automotive Inc Class A (a)	469	6,364
Thor Industries Inc	145	15,131
		21,495
Broadline Retail - 0.1%
Etsy Inc (a)	8	496
Ollie's Bargain Outlet Holdings Inc (a)	27	3,262
		3,758
Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions Inc (a)	107	11,688
Duolingo Inc Class A (a)	62	16,780
H&R Block Inc	243	12,087
Service Corp International/US	97	8,100
		48,655
Hotels, Restaurants & Leisure - 3.6%
Aramark	448	16,970
Caesars Entertainment Inc (a)	451	9,065
Cava Group Inc (a)	52	2,794
Choice Hotels International Inc	77	7,158
Churchill Downs Inc	123	12,202
Dutch Bros Inc Class A (a)	55	3,055
Hyatt Hotels Corp Class A	4	549
Light & Wonder Inc Class A (a)	35	2,545
MGM Resorts International (a)	413	13,228
Norwegian Cruise Line Holdings Ltd (a)	821	18,407
Penn Entertainment Inc (a)	522	8,592
Planet Fitness Inc Class A (a)	43	3,900
Texas Roadhouse Inc	106	17,339
Vail Resorts Inc	75	11,125
Wingstop Inc	11	2,383
Wyndham Hotels & Resorts Inc	147	10,794
Wynn Resorts Ltd	164	19,514
		159,620
Household Durables - 1.2%
Mohawk Industries Inc (a)	12	1,363
Somnigroup International Inc	152	12,060
Toll Brothers Inc	61	8,232
TopBuild Corp (a)	50	21,124
Whirlpool Corp	124	8,882
		51,661
Leisure Products - 0.9%
Hasbro Inc	243	18,543
Mattel Inc (a)	675	12,407
YETI Holdings Inc (a)	298	10,129
		41,079
Specialty Retail - 3.3%
Academy Sports & Outdoors Inc	242	11,589
AutoNation Inc (a)	63	12,592
Bath & Body Works Inc	426	10,428
Dick's Sporting Goods Inc	103	22,809
Five Below Inc (a)	191	30,040
Floor & Decor Holdings Inc Class A (a)	51	3,186
GameStop Corp Class A (a)	708	15,781
Lithia Motors Inc Class A	47	14,762
Murphy USA Inc	9	3,224
Restoration Hardware Inc (a)	54	9,314
Valvoline Inc (a)	293	9,672
		143,397
Textiles, Apparel & Luxury Goods - 0.8%
Crocs Inc (a)	116	9,476
Ralph Lauren Corp Class A	19	6,074
Tapestry Inc	160	17,571
Under Armour Inc Class A (a)	723	3,333
		36,454
TOTAL CONSUMER DISCRETIONARY		509,322

Consumer Staples - 4.2%
Beverages - 0.7%
Brown-Forman Corp Class B	360	9,804
Celsius Holdings Inc (a)	40	2,409
Coca-Cola Consolidated Inc	30	3,911
Molson Coors Beverage Co Class B	109	4,765
Primo Brands Corp Class A	439	9,645
		30,534
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	234	4,139
BJ's Wholesale Club Holdings Inc (a)	195	17,211
Casey's General Stores Inc	31	15,909
Maplebear Inc (a)	80	2,948
Performance Food Group Co (a)	244	23,605
US Foods Holding Corp (a)	177	12,854
		76,666
Food Products - 1.1%
Campbell's Company/The	94	2,832
Darling Ingredients Inc (a)	18	577
Freshpet Inc (a)	121	5,954
Hormel Foods Corp	501	10,817
Ingredion Inc	35	4,039
Lamb Weston Holdings Inc	245	15,124
Post Holdings Inc (a)	98	10,185
		49,528
Personal Care Products - 0.7%
BellRing Brands Inc (a)	215	6,478
elf Beauty Inc (a)	185	22,596
		29,074
TOTAL CONSUMER STAPLES		185,802

Energy - 2.7%
Energy Equipment & Services - 0.3%
NOV Inc	834	12,176
Oil, Gas & Consumable Fuels - 2.4%
Antero Midstream Corp	683	11,782
Antero Resources Corp (a)	477	14,744
APA Corp	708	16,037
Chord Energy Corp	11	998
DT Midstream Inc	67	7,336
HF Sinclair Corp	22	1,135
Matador Resources Co	13	513
Murphy Oil Corp	367	10,386
PBF Energy Inc Class A	343	11,720
Permian Resources Corp Class A	425	5,338
Range Resources Corp	415	14,753
SM Energy Co	383	8,001
Viper Energy Inc Class A	82	3,080
		105,823
TOTAL ENERGY		117,999

Financials - 15.9%
Banks - 4.4%
Cadence Bank	45	1,698
Comerica Inc	60	4,590
Commerce Bancshares Inc/MO	36	1,895
Cullen/Frost Bankers Inc	118	14,531
East West Bancorp Inc	220	22,352
First Horizon Corp	864	18,455
Flagstar Financial Inc	1,045	11,934
Hancock Whitney Corp	298	17,019
Old National Bancorp/IN	154	3,146
Pinnacle Financial Partners Inc	142	12,100
Prosperity Bancshares Inc	184	12,111
SOUTHSTATE BANK CORP	174	15,425
Synovus Financial Corp	14	625
Valley National Bancorp	1,658	18,022
Webster Financial Corp	302	17,226
Western Alliance Bancorp	47	3,635
Wintrust Financial Corp	125	16,253
Zions Bancorp NA	64	3,335
		194,352
Capital Markets - 2.7%
Affiliated Managers Group Inc	10	2,380
Blue Owl Capital Inc Class A	974	15,360
Carlyle Group Inc/The	420	22,394
Evercore Inc Class A	17	5,008
Franklin Resources Inc	89	2,011
Houlihan Lokey Inc Class A	31	5,551
Invesco Ltd	168	3,982
Janus Henderson Group PLC	435	18,949
Jefferies Financial Group Inc	289	15,268
MarketAxess Holdings Inc	21	3,361
Morningstar Inc	12	2,548
SEI Investments Co	172	13,865
Stifel Financial Corp	62	7,343
		118,020
Consumer Finance - 1.4%
Ally Financial Inc	178	6,937
Credit Acceptance Corp (a)	22	9,841
OneMain Holdings Inc	244	14,442
SLM Corp	65	1,745
SoFi Technologies Inc Class A (a)	923	27,395
		60,360
Financial Services - 3.0%
Affirm Holdings Inc Class A (a)	444	31,916
Corebridge Financial Inc	143	4,656
Equitable Holdings Inc	438	21,637
Essent Group Ltd	198	11,993
Euronet Worldwide Inc (a)	140	10,620
MGIC Investment Corp	70	1,919
Toast Inc Class A (a)	385	13,914
Voya Financial Inc	187	13,924
Western Union Co/The	1,159	10,813
WEX Inc (a)	73	10,649
		132,041
Insurance - 3.3%
American Financial Group Inc/OH	42	5,531
Assurant Inc	35	7,410
Axis Capital Holdings Ltd	42	3,934
Erie Indemnity Co Class A	41	11,998
First American Financial Corp	44	2,749
Globe Life Inc	56	7,365
Hanover Insurance Group Inc/The	69	11,791
Kinsale Capital Group Inc	16	6,392
Lincoln National Corp	337	14,154
Loews Corp	141	14,038
Old Republic International Corp	383	15,113
Primerica Inc	20	5,197
Reinsurance Group of America Inc	50	9,123
Ryan Specialty Holdings Inc Class A	192	10,522
Unum Group	240	17,621
		142,938
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AGNC Investment Corp	688	6,880
Annaly Capital Management Inc	978	20,704
Rithm Capital Corp	1,033	11,332
Starwood Property Trust Inc	642	11,672
		50,588
TOTAL FINANCIALS		698,299

Health Care - 10.1%
Biotechnology - 4.0%
Alkermes PLC (a)	343	10,530
Apellis Pharmaceuticals Inc (a)	335	7,192
Cytokinetics Inc (a)	258	16,406
Exact Sciences Corp (a)	326	21,089
Exelixis Inc (a)	170	6,574
Halozyme Therapeutics Inc (a)	213	13,885
Incyte Corp (a)	265	24,773
Ionis Pharmaceuticals Inc (a)	351	26,080
Moderna Inc (a)	200	5,432
Neurocrine Biosciences Inc (a)	65	9,309
Sarepta Therapeutics Inc (a)	200	4,802
United Therapeutics Corp (a)	36	16,035
Viking Therapeutics Inc (a)	329	12,528
		174,635
Health Care Equipment & Supplies - 1.7%
Enovis Corp (a)	112	3,499
Envista Holdings Corp (a)	491	9,992
Globus Medical Inc Class A (a)	57	3,442
iRhythm Technologies Inc (a)	82	15,359
Lantheus Holdings Inc (a)	128	7,384
Masimo Corp (a)	85	11,955
Penumbra Inc (a)	62	14,097
Solventum Corp (a)	96	6,628
Teleflex Inc	14	1,742
		74,098
Health Care Providers & Services - 1.8%
Chemed Corp	25	10,783
DaVita Inc (a)	4	476
Encompass Health Corp	163	18,558
Ensign Group Inc/The	28	5,043
Guardant Health Inc (a)	24	2,232
HealthEquity Inc (a)	38	3,594
Henry Schein Inc (a)	42	2,654
Option Care Health Inc (a)	39	1,015
Tenet Healthcare Corp (a)	138	28,496
Universal Health Services Inc Class B	38	8,246
		81,097
Health Care Technology - 0.1%
Doximity Inc Class A (a)	64	4,224
Life Sciences Tools & Services - 1.9%
Bio-Techne Corp	269	16,831
Bruker Corp	256	9,969
Charles River Laboratories International Inc (a)	91	16,386
Medpace Holdings Inc (a)	41	23,982
Repligen Corp (a)	100	14,906
		82,074
Pharmaceuticals - 0.6%
Corcept Therapeutics Inc (a)	43	3,159
Elanco Animal Health Inc (a)	64	1,418
Jazz Pharmaceuticals PLC (a)	110	15,140
Perrigo Co PLC	340	7,052
		26,769
TOTAL HEALTH CARE		442,897

Industrials - 22.4%
Aerospace & Defense - 3.4%
ATI Inc (a)	254	25,139
BWX Technologies Inc	154	32,897
Carpenter Technology Corp	26	8,213
Curtiss-Wright Corp	25	14,893
Hexcel Corp	277	19,778
Huntington Ingalls Industries Inc	69	22,219
Spirit AeroSystems Holdings Inc Class A (a)	402	14,749
Woodward Inc	37	9,698
		147,586
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	76	11,703
GXO Logistics Inc (a)	200	11,242
		22,945
Building Products - 2.6%
A O Smith Corp	206	13,594
Advanced Drainage Systems Inc	128	17,926
Allegion plc	135	22,379
Armstrong World Industries Inc	84	15,996
Fortune Brands Innovations Inc	32	1,626
Owens Corning	131	16,678
Simpson Manufacturing Co Inc	80	14,120
Trex Co Inc (a)	17	821
UFP Industries Inc	113	10,411
		113,551
Commercial Services & Supplies - 1.0%
Casella Waste Systems Inc Class A (a)	19	1,683
Clean Harbors Inc (a)	81	17,051
Rollins Inc	405	23,332
Tetra Tech Inc	111	3,550
		45,616
Construction & Engineering - 3.0%
AECOM	91	12,226
API Group Corp (a)	631	23,233
Comfort Systems USA Inc	23	22,208
EMCOR Group Inc	36	24,328
Fluor Corp (a)	22	1,073
MasTec Inc (a)	112	22,866
Valmont Industries Inc	40	16,537
WillScot Holdings Corp	394	8,570
		131,041
Electrical Equipment - 1.8%
Acuity Inc	53	19,348
Generac Holdings Inc (a)	19	3,192
NEXTracker Inc Class A (a)	286	28,949
nVent Electric PLC	73	8,348
Regal Rexnord Corp	22	3,099
Sunrun Inc (a)	777	16,131
		79,067
Ground Transportation - 1.6%
Knight-Swift Transportation Holdings Inc	306	13,807
Lyft Inc Class A (a)	1,297	26,537
Saia Inc (a)	12	3,509
XPO Inc (a)	184	26,472
		70,325
Machinery - 5.3%
AGCO Corp	129	13,308
Allison Transmission Holdings Inc	32	2,642
Chart Industries Inc (a)	7	1,397
CNH Industrial NV Class A	493	5,172
Crane Co	88	16,720
Donaldson Co Inc	45	3,791
Flowserve Corp	258	17,609
Graco Inc	118	9,649
ITT Inc	129	23,874
Lincoln Electric Holdings Inc	89	20,866
Middleby Corp/The (a)	87	10,808
Mueller Industries Inc	190	20,115
Nordson Corp	31	7,190
Oshkosh Corp	10	1,232
Pentair PLC	245	26,056
RBC Bearings Inc (a)	51	21,855
Timken Co/The	219	17,194
Toro Co/The	183	13,676
		233,154
Marine Transportation - 0.0%
Kirby Corp (a)	1	103
Passenger Airlines - 0.3%
Alaska Air Group Inc (a)	235	9,807
American Airlines Group Inc (a)	162	2,127
		11,934
Professional Services - 1.7%
CACI International Inc (a)	11	6,185
Dawn Bidco LLC (a)	267	18,354
ExlService Holdings Inc (a)	58	2,268
Genpact Ltd	49	1,869
KBR Inc	241	10,324
ManpowerGroup Inc	157	4,814
Maximus Inc	194	16,125
Paycom Software Inc	30	5,613
Paylocity Holding Corp (a)	77	10,878
Science Applications International Corp	2	187
		76,617
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies Inc	17	4,370
Core & Main Inc Class A (a)	95	4,957
FTAI Aviation Ltd	163	28,183
SiteOne Landscape Supply Inc (a)	93	12,069
Wesco International Inc	17	4,412
		53,991
TOTAL INDUSTRIALS		985,930

Information Technology - 12.7%
Communications Equipment - 0.3%
Ciena Corp (a)	77	14,624
Electronic Equipment, Instruments & Components - 3.1%
Arrow Electronics Inc (a)	118	13,163
Cognex Corp	398	16,473
Coherent Corp (a)	277	36,553
Flex Ltd (a)	612	38,262
Insight Enterprises Inc (a)	109	10,900
TD SYNNEX Corp	40	6,259
Vontier Corp	353	13,591
		135,201
IT Services - 1.0%
Amdocs Ltd	74	6,235
DXC Technology Co (a)	706	10,025
EPAM Systems Inc (a)	102	16,681
Kyndryl Holdings Inc (a)	451	13,043
		45,984
Semiconductors & Semiconductor Equipment - 0.9%
Cirrus Logic Inc (a)	6	796
Enphase Energy Inc (a)	261	7,963
Lattice Semiconductor Corp (a)	47	3,429
MKS Inc	3	431
Onto Innovation Inc (a)	109	14,711
Qorvo Inc (a)	19	1,803
Rambus Inc (a)	20	2,057
Skyworks Solutions Inc	87	6,762
Universal Display Corp	10	1,473
		39,425
Software - 6.2%
Aurora Innovation Inc Class A (a)	2,290	12,000
Bentley Systems Inc Class B	310	15,757
BILL Holdings Inc (a)	281	13,954
Box Inc Class A (a)	354	11,360
Circle Internet Group Inc Class A	65	8,254
Commvault Systems Inc (a)	88	12,251
Dolby Laboratories Inc Class A	147	9,749
Dropbox Inc Class A (a)	430	12,470
Dynatrace Inc (a)	241	12,187
Elastic NV (a)	49	4,372
Five9 Inc (a)	311	7,551
Guidewire Software Inc (a)	127	29,672
Manhattan Associates Inc (a)	104	18,935
Nutanix Inc Class A (a)	233	16,599
Procore Technologies Inc (a)	56	4,134
Qualys Inc (a)	3	370
Rubrik Inc Class A (a)	70	5,269
Samsara Inc Class A (a)	204	8,195
SentinelOne Inc Class A (a)	696	12,424
SPS Commerce Inc (a)	90	7,402
Teradata Corp (a)	382	7,965
UiPath Inc Class A (a)	1,041	16,510
Unity Software Inc (a)	126	4,775
Workiva Inc Class A (a)	193	16,407
		268,562
Technology Hardware, Storage & Peripherals - 1.2%
Pure Storage Inc Class A (a)	487	48,067
Sandisk Corp/DE	34	6,777
		54,844
TOTAL INFORMATION TECHNOLOGY		558,640

Materials - 4.3%
Chemicals - 1.9%
Albemarle Corp	64	6,287
Ashland Inc	180	8,802
Axalta Coating Systems Ltd (a)	105	2,989
Celanese Corp	243	9,341
Chemours Co/The	580	7,766
Element Solutions Inc	64	1,710
FMC Corp	154	2,336
Huntsman Corp	657	5,440
Mosaic Co/The	571	15,675
RPM International Inc	198	21,638
		81,984
Construction Materials - 0.3%
Eagle Materials Inc	62	13,164
Knife River Corp (a)	3	181
		13,345
Containers & Packaging - 1.0%
AptarGroup Inc	43	4,988
Crown Holdings Inc	194	18,853
Graphic Packaging Holding CO	568	9,082
Silgan Holdings Inc	306	11,818
		44,741
Metals & Mining - 0.8%
Alcoa Corp	124	4,562
Cleveland-Cliffs Inc (a)	1,760	21,877
Commercial Metals Co	15	890
Royal Gold Inc	47	8,215
		35,544
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp	137	11,934
TOTAL MATERIALS		187,548

Real Estate - 7.0%
Health Care REITs - 0.7%
American Healthcare REIT Inc	29	1,314
Healthcare Realty Trust Inc	688	12,191
Omega Healthcare Investors Inc	460	19,334
		32,839
Hotel & Resort REITs - 0.4%
Park Hotels & Resorts Inc	711	7,316
Ryman Hospitality Properties Inc	127	11,038
		18,354
Industrial REITs - 1.4%
Americold Realty Trust Inc	35	451
EastGroup Properties Inc	89	15,533
First Industrial Realty Trust Inc	246	13,599
Lineage Inc	202	7,959
Rexford Industrial Realty Inc	402	16,612
STAG Industrial Inc Class A	68	2,602
Terreno Realty Corp	32	1,828
		58,584
Office REITs - 0.9%
BXP Inc	89	6,336
Cousins Properties Inc	368	9,542
Highwoods Properties Inc	372	10,650
Vornado Realty Trust	324	12,293
		38,821
Real Estate Management & Development - 1.0%
Jones Lang LaSalle Inc (a)	74	22,577
Zillow Group Inc Class A (a)	141	10,086
Zillow Group Inc Class C (a)	128	9,597
		42,260
Residential REITs - 1.1%
American Homes 4 Rent Class A	499	15,768
Camden Property Trust	80	7,958
Equity LifeStyle Properties Inc	291	17,766
Independence Realty Trust Inc	498	7,933
		49,425
Retail REITs - 1.0%
Agree Realty Corp	61	4,454
Brixmor Property Group Inc	539	14,100
Federal Realty Investment Trust	36	3,463
Kimco Realty Corp	527	10,888
Kite Realty Group Trust	20	442
NNN REIT Inc	97	3,925
Regency Centers Corp	117	8,067
		45,339
Specialized REITs - 0.5%
CubeSmart	377	14,202
Lamar Advertising Co Class A	54	6,403
		20,605
TOTAL REAL ESTATE		306,227

Utilities - 2.9%
Electric Utilities - 0.7%
IDACORP Inc	101	13,031
OGE Energy Corp	76	3,355
Pinnacle West Capital Corp	61	5,400
Portland General Electric Co	234	10,689
		32,475
Gas Utilities - 0.7%
MDU Resources Group Inc	251	4,814
National Fuel Gas Co	163	12,862
Southwest Gas Holdings Inc	139	11,051
UGI Corp	21	702
		29,429
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp/The	239	3,315
Ormat Technologies Inc	136	14,466
Talen Energy Corp (a)	78	31,183
		48,964
Water Utilities - 0.4%
Essential Utilities Inc	439	17,134
TOTAL UTILITIES		128,002

TOTAL UNITED STATES		4,284,596
TOTAL COMMON STOCKS (Cost $4,305,529)		4,358,636

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $26,120)	4.18	26,115	26,120

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $4,331,649)	4,384,756
NET OTHER ASSETS (LIABILITIES) - 0.2%	8,015
NET ASSETS - 100.0%	4,392,771

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	1	12/19/2025	32,577	(495)	(495)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	3,000,000	2,973,880	691	-	-	26,120	26,115	0.0%
Total	-	3,000,000	2,973,880	691	-	-	26,120

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	171,366	171,366	-	-
Consumer Discretionary	511,774	511,774	-	-
Consumer Staples	185,802	185,802	-	-
Energy	130,818	130,818	-	-
Financials	719,188	719,188	-	-
Health Care	442,897	442,897	-	-
Industrials	985,930	985,930	-	-
Information Technology	564,808	564,808	-	-
Materials	211,824	211,824	-	-
Real Estate	306,227	306,227	-	-
Utilities	128,002	128,002	-	-

Money Market Funds	26,120	26,120	-	-
Total Investments in Securities:	4,384,756	4,384,756	-	-
Derivative Instruments:

Liabilities
Futures Contracts	(495)	(495)	-	-
Total Liabilities	(495)	(495)	-	-
Total Derivative Instruments:	(495)	(495)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(495)
Total Equity Risk	-	(495)
Total Value of Derivatives	-	(495)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,305,529)	$4,358,636
Fidelity Central Funds (cost $26,120)	26,120

Total Investment in Securities (cost $4,331,649)		$4,384,756
Segregated cash with brokers for derivative instruments		2,210
Cash		4,485
Receivable for investments sold		7,963
Receivable for fund shares sold		75,008
Dividends receivable		1,472
Distributions receivable from Fidelity Central Funds		95
Receivable for daily variation margin on futures contracts		194
Total assets		4,476,183
Liabilities
Payable for investments purchased	$75,487
Payable for fund shares redeemed	7,925
Total liabilities		83,412
Net Assets		$4,392,771
Net Assets consist of:
Paid in capital		$4,328,471
Total accumulated earnings (loss)		64,300
Net Assets		$4,392,771
Net Asset Value, offering price and redemption price per share ($4,392,771 ÷ 428,534 shares)		$10.25
Statement of Operations
For the period July 24, 2025 (commencement of operations) through October 31, 2025 (Unaudited)
Investment Income
Dividends		$11,544
Income from Fidelity Central Funds		691
Total income		12,235
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net Investment income (loss)		12,234
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,377)
Redemptions in-kind	5,051
Futures contracts	780
Total net realized gain (loss)		(546)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	53,107
Futures contracts	(495)
Total change in net unrealized appreciation (depreciation)		52,612
Net gain (loss)		52,066
Net increase (decrease) in net assets resulting from operations		$64,300
Statement of Changes in Net Assets

For the period July 24, 2025 (commencement of operations) through October 31, 2025 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,234
Net realized gain (loss)	(546)
Change in net unrealized appreciation (depreciation)	52,612
Net increase (decrease) in net assets resulting from operations	64,300
Share transactions
Proceeds from sales of shares	4,417,408
Cost of shares redeemed	(88,937)

Net increase (decrease) in net assets resulting from share transactions	4,328,471
Total increase (decrease) in net assets	4,392,771

Net Assets
Beginning of period	-
End of period	$4,392,771

Other Information
Shares
Sold	437,174
Redeemed	(8,640)
Net increase (decrease)	428,534

Financial Highlights
Fidelity Flex® Mid Cap Focused Index Fund

Six months ended October 31, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	.21
Total from investment operations	.25
Net asset value, end of period	$10.25
Total Return D	2.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H
Expenses net of fee waivers, if any	- % G,H
Expenses net of all reductions, if any	-% G,H
Net investment income (loss)	1.37% G
Supplemental Data
Net assets, end of period (000 omitted)	$4,393
Portfolio turnover rate I	3 % J,K

AFor the period July 24, 2025 (commencement of operations) through October 31, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Flex Mid Cap Focused Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$279,685
Gross unrealized depreciation	(231,155)
Net unrealized appreciation (depreciation)	$48,530
Tax cost	$4,335,731

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Focused Index Fund	4,443,220	92,519

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Flex Mid Cap Focused Index Fund	3,880	-	5,051	5,051	39,651

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Flex Mid Cap Focused Index Fund	71%
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Mid Cap Focused Index Fund

At its March 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund. FMR and Geode are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board also considered the fact that it oversees funds managed by FMR and sub-advised by Geode that have a similar investment process as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively to certain fee-based accounts and advisory programs offered by Fidelity. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes and extraordinary expenses (such as litigation expenses). The Board further noted that the fund will also pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board concluded that because the fund will pay no advisory fees and FMR or an affiliate will bear all expenses of the fund, with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve the fund's Advisory Contracts.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory and sub-advisory fee arrangement are fair and reasonable, and that the fund's Advisory Contracts should be approved through September 30, 2026.

1.9918055.100
FXM-SANN-1225
Fidelity Flex® Small Cap Focused Index Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
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Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Small Cap Focused Index Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	53	1,233
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	239	2,299
CANADA - 0.8%
Consumer Staples - 0.1%
Food Products - 0.1%
Sunopta Inc (United States) (a)	759	3,962
Information Technology - 0.7%
Software - 0.7%
D-Wave Quantum Inc (a)	1,204	44,620
TOTAL CANADA		48,582
IRELAND - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (a)	99	6,852
ISRAEL - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Mobileye Global Inc Class A (a)	584	7,680
JAPAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (a)	427	12,776
MONACO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers Inc	172	10,612
PUERTO RICO - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (a)	803	6,351
Financials - 0.2%
Banks - 0.1%
First BanCorp/Puerto Rico	179	3,489
Ofg Bancorp	15	580
		4,069
Financial Services - 0.1%
EVERTEC Inc	234	6,662
TOTAL FINANCIALS		10,731

TOTAL PUERTO RICO		17,082
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	29	1,158
SWEDEN - 0.0%
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (a)	82	1,492
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Garrett Motion Inc	704	11,926
UNITED STATES - 97.7%
Communication Services - 3.6%
Diversified Telecommunication Services - 1.5%
Anterix Inc (a)	138	2,790
AST SpaceMobile Inc Class A (a)	407	32,662
Cogent Communications Holdings Inc	54	2,227
Globalstar Inc (a)	270	14,691
Lumen Technologies Inc (a)	3,074	31,601
Shenandoah Telecommunications Co	353	4,349
Uniti Group Inc (a)	823	4,740
		93,060
Entertainment - 0.6%
Atlanta Braves Holdings Inc Class C (a)	190	7,736
Cinemark Holdings Inc	366	9,886
Madison Square Garden Entertainment Corp Class A (a)	192	8,479
Madison Square Garden Sports Corp Class A (a)	58	12,435
		38,536
Interactive Media & Services - 0.6%
Angi Inc Class A (a)	322	4,273
Cargurus Inc Class A (a)	81	2,845
fuboTV Inc Class A (a)	1,813	6,853
Rumble Inc Class A (a)	665	4,562
Shutterstock Inc	190	4,756
TripAdvisor Inc Class A	19	305
Trump Media & Technology Group Corp (a)	193	2,958
Yelp Inc Class A (a)	229	7,552
ZipRecruiter Inc Class A (a)	609	2,832
		36,936
Media - 0.8%
Altice USA Inc Class A (a)	1,836	4,094
DoubleVerify Holdings Inc (a)	19	216
EchoStar Corp Class A (a)	176	13,177
Gannett Co Inc (a)	895	4,744
John Wiley & Sons Inc Class A	170	6,268
Magnite Inc (a)	640	11,443
National CineMedia Inc	778	3,439
Scholastic Corp	188	5,390
		48,771
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	82	4,027
Gogo Inc (a)	508	4,623
Telephone and Data Systems Inc	141	5,474
		14,124
TOTAL COMMUNICATION SERVICES		231,427

Consumer Discretionary - 10.5%
Automobile Components - 1.5%
American Axle & Manufacturing Holdings Inc (a)	897	5,561
Dana Inc	541	10,982
Dorman Products Inc (a)	91	12,206
Gentherm Inc (a)	189	6,955
Goodyear Tire & Rubber Co/The (a)	972	6,697
LCI Industries	94	9,728
Modine Manufacturing Co (a)	163	24,973
Patrick Industries Inc	115	12,003
Phinia Inc	15	779
Visteon Corp	24	2,572
XPEL Inc (a)(b)	166	5,661
		98,117
Automobiles - 0.1%
Winnebago Industries Inc	158	5,958
Broadline Retail - 0.2%
Dillard's Inc Class A	16	9,601
Groupon Inc (a)	197	3,966
		13,567
Distributors - 0.1%
GigaCloud Technology Inc Class A (a)	201	5,624
Diversified Consumer Services - 1.2%
ADT Inc	1,573	13,905
Adtalem Global Education Inc (a)	113	11,076
American Public Education Inc (a)	134	4,488
Carriage Services Inc	105	4,694
Frontdoor Inc (a)	93	6,178
Graham Holdings Co Class B	5	5,061
Grand Canyon Education Inc (a)	48	9,038
Laureate Education Inc (a)	165	4,790
Mister Car Wash Inc (a)	649	3,628
Perdoceo Education Corp	27	857
Strategic Education Inc	93	7,066
Stride Inc (a)	78	5,307
		76,088
Hotels, Restaurants & Leisure - 1.8%
BJ's Restaurants Inc (a)	147	4,992
Bloomin' Brands Inc	581	3,968
Brinker International Inc (a)	83	9,019
Cheesecake Factory Inc/The	46	2,291
Dave & Buster's Entertainment Inc (a)	189	2,776
Golden Entertainment Inc	159	3,212
Krispy Kreme Inc	705	2,531
Life Time Group Holdings Inc (a)	462	11,425
Papa John's International Inc	150	7,622
Pursuit Attractions and Hospitality Inc (a)	143	5,074
Red Rock Resorts Inc Class A	37	1,972
Rush Street Interactive Inc Class A (a)	496	8,412
Shake Shack Inc Class A (a)	53	5,115
Six Flags Entertainment Corp (a)	335	7,698
Sweetgreen Inc Class A (a)	326	2,051
United Parks & Resorts Inc (a)	135	6,534
Viking Holdings Ltd (a)	508	30,912
Wendy's Co/The	165	1,409
		117,013
Household Durables - 1.9%
Cavco Industries Inc (a)	25	13,245
Century Communities Inc	12	713
Champion Homes Inc (a)	97	6,618
Ethan Allen Interiors Inc	171	4,133
Green Brick Partners Inc (a)	124	8,028
Helen of Troy Ltd (a)	122	2,273
Installed Building Products Inc	35	8,688
KB Home	105	6,554
La-Z-Boy Inc	180	5,706
Leggett & Platt Inc	719	6,715
M/I Homes Inc (a)	34	4,256
Meritage Homes Corp	122	8,242
SharkNinja Inc (a)	208	17,785
Taylor Morrison Home Corp (a)	283	16,773
Tri Pointe Homes Inc (a)	303	9,651
		119,380
Leisure Products - 0.4%
Acushnet Holdings Corp	115	8,893
Malibu Boats Inc Class A (a)	151	4,208
Peloton Interactive Inc Class A (a)	368	2,671
Sturm Ruger & Co Inc	116	4,920
Topgolf Callaway Brands Corp (a)	816	7,679
		28,371
Specialty Retail - 2.6%
Abercrombie & Fitch Co Class A (a)	70	5,079
American Eagle Outfitters Inc	660	11,029
Asbury Automotive Group Inc (a)	60	14,076
Boot Barn Holdings Inc (a)	42	7,965
Camping World Holdings Inc Class A	359	4,724
Chewy Inc Class A (a)	613	20,670
Gap Inc/The	367	8,386
Group 1 Automotive Inc	38	15,107
Monro Inc	232	3,399
ODP Corp/The (a)	227	6,329
Penske Automotive Group Inc	22	3,522
RealReal Inc/The (a)	706	8,620
Revolve Group Inc Class A (a)	253	5,596
Signet Jewelers Ltd	150	14,828
Upbound Group Inc	259	5,019
Urban Outfitters Inc (a)	191	12,341
Victoria's Secret & Co (a)	383	13,501
Warby Parker Inc Class A (a)	46	900
		161,091
Textiles, Apparel & Luxury Goods - 0.7%
Carter's Inc	172	5,401
Columbia Sportswear Co	108	5,360
Hanesbrands Inc (a)	211	1,395
Kontoor Brands Inc	69	5,583
Levi Strauss & Co Class A	31	629
Oxford Industries Inc	90	3,317
Steven Madden Ltd	297	10,071
Wolverine World Wide Inc	452	10,260
		42,016
TOTAL CONSUMER DISCRETIONARY		667,225

Consumer Staples - 2.0%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (a)	32	6,623
Vita Coco Co Inc/The (a)	215	8,854
		15,477
Consumer Staples Distribution & Retail - 0.4%
Andersons Inc/The	3	138
Chefs' Warehouse Inc/The (a)	146	8,614
Grocery Outlet Holding Corp (a)	455	6,193
Ingles Markets Inc Class A	82	5,666
PriceSmart Inc	24	2,759
United Natural Foods Inc (a)	18	678
Weis Markets Inc	55	3,484
		27,532
Food Products - 0.9%
B&G Foods Inc	673	2,692
Cal-Maine Foods Inc	74	6,497
Calavo Growers Inc	140	3,109
J & J Snack Foods Corp	4	338
John B Sanfilippo & Son Inc	70	4,395
Marzetti Company/The	67	10,505
Mission Produce Inc (a)	354	4,078
Pilgrim's Pride Corp	166	6,325
Simply Good Foods Co/The (a)	237	4,638
Vital Farms Inc (a)	183	6,012
		48,589
Household Products - 0.2%
Central Garden & Pet Co Class A (a)	222	6,174
Energizer Holdings Inc	31	720
Spectrum Brands Holdings Inc	9	484
WD-40 Co	20	3,886
		11,264
Personal Care Products - 0.2%
Coty Inc Class A (a)	257	1,020
Edgewell Personal Care Co	217	4,208
Interparfums Inc	73	6,508
Nu Skin Enterprises Inc Class A	324	3,473
		15,209
Tobacco - 0.1%
Turning Point Brands Inc	95	8,541
Universal Corp/VA	3	152
		8,693
TOTAL CONSUMER STAPLES		126,764

Energy - 3.9%
Energy Equipment & Services - 1.5%
Archrock Inc	231	5,837
Bristow Group Inc (a)	155	6,309
Cactus Inc Class A	40	1,766
Core Laboratories Inc	322	5,133
Helix Energy Solutions Group Inc (a)	712	4,785
Liberty Energy Inc Class A	598	10,830
Noble Corp PLC	432	12,679
Oceaneering International Inc (a)	386	8,990
Patterson-UTI Energy Inc	117	733
RPC Inc	654	3,401
Select Water Solutions Inc Class A	534	6,173
TETRA Technologies Inc (a)	908	6,410
Tidewater Inc (a)	184	9,309
Transocean Ltd (a)	663	2,546
Valaris Ltd (a)	239	13,413
		98,314
Oil, Gas & Consumable Fuels - 2.4%
California Resources Corp	72	3,396
Calumet Inc (a)	391	7,648
Centrus Energy Corp Class A (a)	90	33,071
CNX Resources Corp (a)	195	6,564
Comstock Resources Inc (a)	328	6,150
Core Natural Resources Inc	164	12,956
CVR Energy Inc (a)	231	8,221
Gulfport Energy Corp (a)	13	2,418
International Seaways Inc	188	9,631
Kinetik Holdings Inc Class A	3	116
Magnolia Oil & Gas Corp Class A	589	13,229
NextDecade Corp (a)	726	4,305
Northern Oil & Gas Inc	348	7,701
Peabody Energy Corp	524	14,368
REX American Resources Corp (a)	227	7,271
Uranium Energy Corp (a)	243	3,677
Vitesse Energy Inc	201	4,372
World Kinect Corp	254	6,566
		151,660
TOTAL ENERGY		249,974

Financials - 16.2%
Banks - 7.5%
1st Source Corp	95	5,647
Amerant Bancorp Inc Class A	205	3,438
Ameris Bancorp	97	6,947
Associated Banc-Corp	527	13,054
Atlantic Union Bankshares Corp	232	7,545
Axos Financial Inc (a)	180	14,036
Banc of California Inc	527	8,943
BancFirst Corp	21	2,286
Bancorp Inc/The (a)	166	10,851
Bank of Hawaii Corp	139	9,025
BankUnited Inc	85	3,407
Banner Corp	131	7,911
Beacon Financial Corp	315	7,667
BOK Financial Corp	22	2,301
Burke & Herbert Financial Services Corp	86	5,062
Byline Bancorp Inc	193	5,161
Camden National Corp	117	4,464
Cathay General Bancorp	236	10,726
City Holding Co	60	7,073
Coastal Financial Corp/WA Class A (a)	64	6,816
Columbia Banking System Inc	573	15,356
Community Financial System Inc	72	3,995
Community Trust Bancorp Inc	97	4,966
Customers Bancorp Inc (a)	131	8,793
CVB Financial Corp	142	2,609
Eagle Bancorp Inc	211	3,534
Eastern Bankshares Inc	273	4,786
Enterprise Financial Services Corp	27	1,414
Equity Bancshares Inc Class A	114	4,618
Esquire Financial Holdings Inc	49	4,596
FB Financial Corp	31	1,674
First Bancorp/Southern Pines NC	22	1,068
First Busey Corp	355	7,938
First Commonwealth Financial Corp	54	826
First Financial Bancorp	101	2,364
First Financial Corp	82	4,372
First Hawaiian Inc	421	10,327
First Interstate BancSystem Inc Class A	326	10,188
First Merchants Corp	58	2,058
FNB Corp/PA	612	9,621
Fulton Financial Corp	254	4,412
German American Bancorp Inc	10	385
Heritage Commerce Corp	458	4,763
Hilltop Holdings Inc	203	6,557
Hingham Institution For Savings The	14	4,120
Home BancShares Inc/AR	543	14,504
Hope Bancorp Inc	12	126
Independent Bank Corp	68	4,576
International Bancshares Corp	79	5,244
Lakeland Financial Corp	2	113
Live Oak Bancshares Inc	199	6,197
Mercantile Bank Corp	110	4,824
Metropolitan Bank Holding Corp	71	4,705
Mid Penn Bancorp Inc	141	4,011
MidWestOne Financial Group Inc	146	5,401
National Bank Holdings Corp Class A	12	428
NB Bancorp Inc	255	4,608
Nbt Bancorp Inc	53	2,145
Nicolet Bankshares Inc	59	6,970
Northeast Bank	51	4,400
Northwest Bancshares Inc	595	6,967
OceanFirst Financial Corp	317	5,763
Park National Corp	12	1,826
Pathward Financial Inc	3	204
Peapack-Gladstone Financial Corp	118	2,985
Peoples Bancorp Inc/OH	187	5,348
Provident Financial Services Inc	485	8,871
QCR Holdings Inc	84	6,249
Renasant Corp	316	10,627
S&T Bancorp Inc	11	403
Seacoast Banking Corp of Florida	84	2,545
Simmons First National Corp Class A	195	3,389
Southside Bancshares Inc	174	4,893
Stock Yards Bancorp Inc	94	6,112
Texas Capital Bancshares Inc (a)	66	5,533
Third Coast Bancshares Inc (a)	11	404
Towne Bank/Portsmouth VA	264	8,583
TriCo Bancshares	154	6,811
Trustmark Corp	232	8,635
UMB Financial Corp	137	14,643
United Community Banks Inc/GA	157	4,584
Univest Financial Corp	176	5,167
WaFd Inc	294	8,535
WesBanco Inc	325	9,783
Westamerica BanCorp	3	143
WSFS Financial Corp	74	3,855
		478,810
Capital Markets - 2.6%
Acadian Asset Management Inc	179	8,610
Artisan Partners Asset Management Inc Class A	92	4,017
BGC Group Inc Class A	1,193	10,904
Cohen & Steers Inc	103	7,037
DigitalBridge Group Inc Class A	38	449
Federated Hermes Inc Class B	247	11,975
Hamilton Lane Inc Class A	108	12,308
Lazard Inc	339	16,543
Moelis & Co Class A	123	7,790
Perella Weinberg Partners Class A	316	5,903
Piper Sandler Cos	52	16,602
PJT Partners Inc Class A	79	12,728
StepStone Group Inc Class A	110	6,697
StoneX Group Inc (a)	71	6,526
TPG Inc Class A	360	19,814
Victory Capital Holdings Inc Class A	168	10,461
Virtu Financial Inc Class A	111	3,867
Virtus Invt Partners Inc	27	4,396
		166,627
Consumer Finance - 1.4%
Bread Financial Holdings Inc	46	2,881
Dave Inc Class A (a)	61	14,599
Encore Capital Group Inc (a)	138	5,738
Enova International Inc (a)	90	10,761
EZCORP Inc Class A (a)	313	5,712
FirstCash Holdings Inc	69	10,937
Green Dot Corp Class A (a)	387	4,493
Lendingtree Inc (a)	81	5,184
Navient Corp	398	4,868
Nelnet Inc Class A	59	7,614
PROG Holdings Inc	204	5,902
Upstart Holdings Inc (a)	272	12,925
		91,614
Financial Services - 2.1%
Cantaloupe Inc (a)	433	4,572
Enact Holdings Inc	151	5,394
Federal Agricultural Mortgage Corp Class C	38	6,028
HA Sustainable Infrastructure Capital Inc	389	10,779
Jackson Financial Inc	126	12,702
Marqeta Inc Class A (a)	1,636	7,411
Merchants Bancorp/IN	153	4,772
NCR Atleos Corp (a)	282	10,406
NMI Holdings Inc (a)	263	9,581
Payoneer Global Inc (a)	1,114	6,450
PennyMac Financial Services Inc	40	5,032
Radian Group Inc	232	7,874
Remitly Global Inc (a)	541	8,678
Repay Holdings Corp Class A (a)	540	2,317
Rocket Cos Inc Class A	394	6,564
Shift4 Payments Inc Class A (a)	195	13,476
UWM Holdings Corp Class A	961	5,410
Walker & Dunlop Inc	45	3,596
		131,042
Insurance - 1.9%
American Integrity Insurance Group Inc	17	405
Baldwin Insurance Group Inc/The Class A (a)	193	4,265
Brighthouse Financial Inc (a)	82	4,680
CNO Financial Group Inc	158	6,323
Employers Holdings Inc	114	4,347
F&G Annuities & Life Inc	133	3,943
Genworth Financial Inc Class A (a)	1,361	11,487
Goosehead Insurance Inc Class A	84	5,768
HCI Group Inc	44	8,976
Horace Mann Educators Corp	32	1,431
Kemper Corp	79	3,554
Lemonade Inc (a)	53	3,184
Mercury General Corp	114	8,812
Oscar Health Inc Class A (a)	283	5,094
Palomar Hldgs Inc (a)	83	9,463
ProAssurance Corp (a)	242	5,796
Skyward Specialty Insurance Group Inc (a)	37	1,687
Stewart Information Services Corp	26	1,775
Tiptree Inc Class A	163	2,887
Trupanion Inc (a)	161	6,438
Universal Insurance Holdings Inc	179	5,517
White Mountains Insurance Group Ltd	8	15,237
		121,069
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Adamas Trust Inc	634	4,229
Apollo Commercial Real Estate Finance Inc	608	5,952
Arbor Realty Trust Inc	694	7,002
ARMOUR Residential REIT Inc	439	7,122
Chimera Investment Corp	408	5,206
Ellington Financial Inc	6	80
MFA Financial Inc	523	4,702
Orchid Island Capital Inc	715	5,169
Pennymac Mortgage Investment Trust	1	12
Two Harbors Investment Corp	474	4,607
		44,081
TOTAL FINANCIALS		1,033,243

Health Care - 15.7%
Biotechnology - 8.2%
ACADIA Pharmaceuticals Inc (a)	121	2,747
ADMA Biologics Inc (a)	421	6,517
Agios Pharmaceuticals Inc (a)	35	1,513
Akero Therapeutics Inc (a)	103	5,583
Altimmune Inc (a)	613	2,483
Amicus Therapeutics Inc (a)	379	3,422
Arbutus Biopharma Corp (a)	1,162	5,496
Arcellx Inc (a)	146	13,177
Arcus Biosciences Inc (a)	521	10,274
Arcutis Biotherapeutics Inc (a)	83	2,101
ARS Pharmaceuticals Inc (a)	376	3,369
Avidity Biosciences Inc (a)	218	15,227
Beam Therapeutics Inc (a)	412	10,304
BioCryst Pharmaceuticals Inc (a)	83	607
Biohaven Ltd (a)	70	1,203
Bridgebio Pharma Inc (a)	312	19,544
Capricor Therapeutics Inc (a)	329	2,142
Catalyst Pharmaceuticals Inc (a)	156	3,318
Cogent Biosciences Inc (a)	870	14,181
Cullinan Therapeutics Inc (a)	414	3,585
Day One Biopharmaceuticals Inc (a)	549	4,085
Denali Therapeutics Inc (a)	561	9,133
Disc Medicine Inc (a)	132	11,381
Dynavax Technologies Corp (a)	479	4,915
Dyne Therapeutics Inc (a)	612	13,819
Geron Corp (a)	3,338	4,206
GRAIL Inc (a)	182	16,731
Ideaya Biosciences Inc (a)	25	796
ImmunityBio Inc (a)	1,606	3,854
Immunome Inc (a)	601	9,658
Krystal Biotech Inc (a)	78	15,406
Madrigal Pharmaceuticals Inc (a)	52	21,783
MannKind Corp (a)	1,359	7,597
MiMedx Group Inc (a)	695	5,317
Mirum Pharmaceuticals Inc (a)	171	12,423
Myriad Genetics Inc (a)	592	4,760
Nuvalent Inc Class A (a)	68	6,754
Protagonist Therapeutics Inc (a)	202	15,881
PTC Therapeutics Inc (a)	127	8,675
Recursion Pharmaceuticals Inc Class A (a)	1,628	8,987
Revolution Medicines Inc (a)	504	29,655
Rhythm Pharmaceuticals Inc (a)	201	22,866
Rocket Pharmaceuticals Inc (a)	715	2,696
Roivant Sciences Ltd (a)	1,311	26,207
Savara Inc (a)	950	3,943
Scholar Rock Holding Corp (a)	285	8,442
Soleno Therapeutics Inc (a)	75	5,037
Spyre Therapeutics Inc (a)	335	8,194
Summit Therapeutics Inc (a)	202	3,820
Syndax Pharmaceuticals Inc (a)	453	6,206
TG Therapeutics Inc (a)	397	13,808
Travere Therapeutics Inc (a)	392	13,783
Twist Bioscience Corp (a)	69	2,269
Vaxcyte Inc (a)	373	16,889
Vera Therapeutics Inc Class A (a)	270	7,684
Veracyte Inc (a)	292	10,535
Vericel Corp (a)	190	6,661
Viridian Therapeutics Inc (a)	404	9,547
Xencor Inc (a)	509	7,487
		518,683
Health Care Equipment & Supplies - 2.0%
Alphatec Holdings Inc (a)	563	10,691
AngioDynamics Inc (a)	322	3,874
Artivion Inc (a)	222	10,072
AtriCure Inc (a)	33	1,140
Avanos Medical Inc (a)	340	3,777
Bioventus Inc (a)	351	2,299
Butterfly Network Inc Class A (a)	1,495	4,022
Delcath Systems Inc (a)	213	2,094
Glaukos Corp (a)	170	14,972
Haemonetics Corp (a)	163	8,152
Integer Holdings Corp (a)	87	5,618
Integra LifeSciences Holdings Corp (a)	318	3,819
LeMaitre Vascular Inc	16	1,386
Merit Medical Systems Inc (a)	115	10,067
Neogen Corp (a)	900	5,553
Novocure Ltd (a)	420	5,380
Omnicell Inc (a)	28	940
OrthoPediatrics Corp (a)	108	1,819
PROCEPT BioRobotics Corp (a)	188	6,398
Surmodics Inc (a)	114	3,128
Tandem Diabetes Care Inc (a)	3	41
TransMedics Group Inc (a)	122	16,048
Treace Medical Concepts Inc (a)	375	2,396
UFP Technologies Inc (a)	4	770
		124,456
Health Care Providers & Services - 2.0%
AdaptHealth Corp (a)	547	4,918
Addus HomeCare Corp (a)	16	1,870
agilon health Inc (a)	1,208	962
Alignment Healthcare Inc (a)	508	8,565
AMN Healthcare Services Inc (a)	232	4,568
Astrana Health Inc (a)	9	280
Aveanna Healthcare Holdings Inc (a)	353	3,195
Brookdale Senior Living Inc (a)	108	1,001
Castle Biosciences Inc (a)	219	5,585
Clover Health Investments Corp Class A (a)	134	472
Concentra Group Holdings Parent Inc	155	3,088
CorVel Corp (a)	50	3,698
GeneDx Holdings Corp Class A (a)	87	11,911
Hims & Hers Health Inc Class A (a)	386	17,548
LifeStance Health Group Inc (a)	876	4,292
National HealthCare Corp	61	7,286
PACS Group Inc (a)	305	3,684
Pediatrix Medical Group Inc (a)	416	7,060
Premier Inc Class A	51	1,434
Privia Health Group Inc (a)	148	3,596
Progyny Inc (a)	50	936
RadNet Inc (a)	224	17,022
Select Medical Holdings Corp	450	6,224
Surgery Partners Inc (a)	311	6,820
Talkspace Inc Class A (a)	1,126	3,637
		129,652
Health Care Technology - 0.3%
Evolent Health Inc Class A (a)	578	3,855
Phreesia Inc (a)	13	294
Teladoc Health Inc (a)	47	406
TruBridge Inc (a)	96	1,845
Waystar Holding Corp (a)	352	12,620
		19,020
Life Sciences Tools & Services - 0.2%
Azenta Inc (a)	194	5,859
Mesa Laboratories Inc	42	3,019
Niagen Bioscience Inc (a)	415	3,129
Sotera Health Co (a)	156	2,589
		14,596
Pharmaceuticals - 3.0%
Amneal Intermediate Inc Class A (a)	786	8,505
Amphastar Pharmaceuticals Inc (a)	197	5,024
ANI Pharmaceuticals Inc (a)	86	7,792
Arvinas Inc (a)	519	5,263
Axsome Therapeutics Inc (a)	72	9,719
Collegium Pharmaceutical Inc (a)	179	6,444
CorMedix Inc (a)	486	5,409
Crinetics Pharmaceuticals Inc (a)	326	14,181
Edgewise Therapeutics Inc (a)	398	7,275
Enliven Therapeutics Inc (a)	254	5,949
Evolus Inc (a)	424	2,739
Harmony Biosciences Holdings Inc (a)	4	114
Harrow Inc (a)	201	7,592
Innoviva Inc (a)	310	5,642
Ligand Pharmaceuticals Inc (a)	75	14,349
Mind Medicine MindMed Inc (a)	536	7,611
Nuvation Bio Inc Class A (a)	1,932	10,085
Ocular Therapeutix Inc (a)	821	9,573
Omeros Corp (a)	525	3,848
Pacira BioSciences Inc (a)	230	4,917
Phibro Animal Health Corp Class A	156	6,561
Prestige Consumer Healthcare Inc (a)	83	5,030
Roche Holding AG rights (a)(c)	6	0
Supernus Pharmaceuticals Inc (a)	225	12,404
Tarsus Pharmaceuticals Inc (a)	153	10,528
Trevi Therapeutics Inc (a)	585	6,821
Xeris Biopharma Holdings Inc (a)	996	9,661
		193,036
TOTAL HEALTH CARE		999,443

Industrials - 19.5%
Aerospace & Defense - 3.9%
AAR Corp (a)	136	11,453
AeroVironment Inc (a)	48	17,756
Archer Aviation Inc Class A (a)	740	8,303
Cadre Holdings Inc	166	7,048
Ducommun Inc (a)	83	7,615
Intuitive Machines Inc Class A (a)	633	7,552
Kratos Defense & Security Solutions Inc (a)	489	44,303
Leonardo DRS Inc	268	9,798
Loar Holdings Inc (a)	35	2,769
Mercury Systems Inc (a)	187	14,476
Moog Inc Class A	45	9,218
National Presto Industries Inc	38	4,065
Rocket Lab Corp	1,155	72,742
StandardAero Inc (a)	443	12,798
VSE Corp	73	13,190
		243,086
Air Freight & Logistics - 0.0%
Hub Group Inc Class A	33	1,215
Building Products - 1.4%
AAON Inc	196	19,284
Apogee Enterprises Inc	114	4,174
AZZ Inc	27	2,696
CSW Industrials Inc	50	12,521
Gibraltar Industries Inc (a)	122	7,612
Griffon Corp	133	9,843
Hayward Holdings Inc (a)	180	3,055
JELD-WEN Holding Inc (a)	632	2,743
Quanex Building Products Corp	278	3,950
Resideo Technologies Inc (a)	493	21,100
Tecnoglass Inc	1	60
		87,038
Commercial Services & Supplies - 1.3%
ABM Industries Inc	211	9,073
ACV Auctions Inc Class A (a)	36	327
Brady Corp Class A	52	3,947
BrightView Holdings Inc (a)	335	4,127
Brink's Co/The	57	6,336
CoreCivic Inc (a)	67	1,242
Deluxe Corp	294	5,324
Enviri Corp (a)	591	7,216
GEO Group Inc/The (a)	162	2,749
HNI Corp	178	7,284
Interface Inc	290	7,221
Liquidity Services Inc (a)	149	3,567
OPENLANE Inc (a)	401	10,595
Pitney Bowes Inc	714	7,054
UniFirst Corp/MA	12	1,852
Vestis Corp	586	3,077
		80,991
Construction & Engineering - 2.6%
Arcosa Inc	68	6,936
Argan Inc	54	16,535
Construction Partners Inc Class A (a)	151	17,267
Dycom Industries Inc (a)	87	25,038
Granite Construction Inc	57	5,866
Great Lakes Dredge & Dock Corp (a)	486	5,516
IES Holdings Inc (a)	38	14,891
MYR Group Inc (a)	62	13,497
NWPX Infrastructure Inc (a)	67	4,031
Primoris Services Corp	177	25,049
Sterling Infrastructure Inc (a)	43	16,250
Tutor Perini Corp (a)	233	15,695
		166,571
Electrical Equipment - 2.4%
Array Technologies Inc (a)	993	8,599
Bloom Energy Corp Class A (a)	652	86,168
EnerSys	122	15,392
Eos Energy Enterprises Inc (a)	1,317	21,112
NuScale Power Corp Class A (a)	84	3,769
Powell Industries Inc	39	14,952
Thermon Group Holdings Inc (a)	186	5,344
		155,336
Ground Transportation - 0.7%
Avis Budget Group Inc (a)	78	10,613
Ftai Infrastructure Inc	838	4,475
Hertz Global Holdings Inc (a)	900	4,617
Ryder System Inc	116	19,632
Schneider National Inc Class B	249	5,321
Werner Enterprises Inc	7	183
		44,841
Machinery - 3.4%
Alamo Group Inc	1	179
Albany International Corp Class A	1	56
Atmus Filtration Technologies Inc	91	4,139
Columbus McKinnon Corp/NY	211	3,425
Enerpac Tool Group Corp Class A	38	1,560
Enpro Inc	26	6,032
Esab Corp	101	11,799
ESCO Technologies Inc	80	17,558
Federal Signal Corp	96	11,331
Franklin Electric Co Inc	51	4,833
Gates Industrial Corp PLC (a)	400	8,832
Helios Technologies Inc	180	9,965
Hillenbrand Inc	297	9,385
Hillman Solutions Corp Class A (a)	17	157
JBT Marel Corp	90	11,349
Kadant Inc	37	10,236
Kennametal Inc	324	7,112
Mueller Water Products Inc Class A1	485	12,445
Proto Labs Inc (a)	141	7,016
REV Group Inc	209	10,715
SPX Technologies Inc (a)	89	19,926
Standex International Corp	47	10,962
Tennant CO	82	6,560
Terex Corp	57	2,623
Trinity Industries Inc	298	8,156
Watts Water Technologies Inc Class A	47	12,812
Worthington Enterprises Inc	132	7,404
		216,567
Marine Transportation - 0.1%
Genco Shipping & Trading Ltd	304	5,180
Passenger Airlines - 0.2%
Allegiant Travel Co (a)	90	5,596
SkyWest Inc (a)	52	5,225
		10,821
Professional Services - 2.1%
Alight Inc Class A	1,222	3,519
Amentum Holdings Inc (a)	169	3,787
Barrett Business Services Inc	133	5,383
Cbiz Inc (a)	154	8,470
CRA International Inc	33	6,286
CSG Systems International Inc	3	235
First Advantage Corp (a)	382	4,825
Heidrick & Struggles International Inc	118	6,888
Huron Consulting Group Inc (a)	12	1,973
ICF International Inc	78	6,262
Insperity Inc	118	5,206
Korn Ferry	169	10,934
Parsons Corp (a)	172	14,300
Planet Labs PBC Class A (a)	1,421	19,113
TriNet Group Inc	109	6,540
UL Solutions Inc Class A	197	15,340
Upwork Inc (a)	30	478
Verra Mobility Corp Class A (a)	219	5,083
Willdan Group Inc (a)	98	9,262
		133,884
Trading Companies & Distributors - 1.4%
Boise Cascade Co	119	8,388
DNOW Inc (a)	429	6,306
DXP Enterprises Inc/TX (a)	66	7,897
Herc Holdings Inc	43	6,108
McGrath RentCorp	84	9,025
MSC Industrial Direct Co Inc Class A	60	5,095
NPK International Inc (a)	629	7,737
QXO Inc (a)	1,344	23,748
Rush Enterprises Inc Class A	199	9,833
Willis Lease Finance Corp	21	2,696
		86,833
TOTAL INDUSTRIALS		1,232,363

Information Technology - 15.7%
Communications Equipment - 1.1%
ADTRAN Holdings Inc (a)	567	5,908
Calix Inc (a)	51	3,489
CommScope Holding Co Inc (a)	1,236	21,384
Digi International Inc (a)	209	7,666
Extreme Networks Inc (a)	571	10,860
Netgear Inc (a)	211	7,326
NetScout Systems Inc (a)	314	8,729
Viavi Solutions Inc (a)	259	4,584
		69,946
Electronic Equipment, Instruments & Components - 3.6%
Advanced Energy Industries Inc	124	25,139
Arlo Technologies Inc (a)	598	11,565
Avnet Inc	269	13,033
Badger Meter Inc	87	15,699
Bel Fuse Inc Class B	71	10,933
Belden Inc	63	7,677
Benchmark Electronics Inc	179	7,844
Climb Global Solutions Inc	32	3,555
Crane NXT Co	56	3,542
Daktronics Inc (a)	320	6,013
ePlus Inc	15	1,097
IPG Photonics Corp (a)	9	765
Itron Inc (a)	139	13,946
Knowles Corp (a)	428	10,105
Mirion Technologies Inc Class A (a)	370	10,867
OSI Systems Inc (a)	54	15,037
PC Connection Inc	80	4,878
Plexus Corp (a)	40	5,596
Sanmina Corp (a)	169	23,161
TTM Technologies Inc (a)	399	26,813
Vishay Intertechnology Inc	540	9,169
		226,434
IT Services - 0.4%
Commerce.com Inc (a)	566	2,620
DigitalOcean Holdings Inc (a)	262	10,653
Fastly Inc Class A (a)	848	7,030
Hackett Group Inc/The	182	3,296
		23,599
Semiconductors & Semiconductor Equipment - 4.3%
ACM Research Inc Class A (a)	259	10,738
Ambarella Inc (a)	162	13,807
Ambiq Micro Inc	9	275
Amkor Technology Inc	91	2,937
Axcelis Technologies Inc (a)	142	11,298
Credo Technology Group Holding Ltd (a)	434	81,428
Diodes Inc (a)	192	10,245
FormFactor Inc (a)	71	3,901
Ichor Holdings Ltd (a)	256	5,806
Impinj Inc (a)	23	4,650
MACOM Technology Solutions Holdings Inc (a)	184	27,256
MaxLinear Inc Class A (a)	492	7,454
PDF Solutions Inc (a)	247	7,195
Photronics Inc (a)	314	7,505
Rigetti Computing Inc Class A (a)	1,123	49,715
Semtech Corp (a)	305	20,697
SiTime Corp (a)	29	8,400
		273,307
Software - 5.6%
ACI Worldwide Inc (a)	192	9,145
Adeia Inc	27	460
Agilysys Inc (a)	103	12,922
Alarm.com Holdings Inc (a)	180	8,860
Alkami Technology Inc (a)	313	6,351
Appfolio Inc Class A (a)	68	17,301
Asana Inc Class A (a)	22	309
AvePoint Inc Class A (a)	134	1,885
Blackbaud Inc (a)	138	8,838
BlackLine Inc (a)	63	3,607
Blend Labs Inc Class A (a)	1,457	4,823
Braze Inc Class A (a)	291	8,340
C3.ai Inc Class A (a)	440	7,735
Ccc Intelligent Solutions Holdings Inc Class A (a)	985	8,589
Cleanspark Inc (a)	1,068	19,011
Clear Secure Inc Class A	330	10,055
Clearwater Analytics Holdings Inc Class A (a)	569	10,475
Confluent Inc Class A (a)	555	12,970
Core Scientific Inc (a)	326	7,022
Freshworks Inc Class A (a)	722	8,014
Gitlab Inc Class A (a)	261	12,724
I3 Verticals Inc Class A (a)	169	5,197
Informatica Inc Class A (a)	94	2,338
Intapp Inc (a)	82	3,147
InterDigital Inc	47	17,012
Klaviyo Inc Class A (a)	190	4,940
LiveRamp Holdings Inc (a)	47	1,285
MARA Holdings Inc (a)	622	11,364
nCino Inc (a)	121	3,228
NCR Voyix Corp (a)	674	7,690
NextNav Inc Class A (a)	455	6,074
OneSpan Inc	298	3,397
Onestream Inc Class A (a)	344	6,498
PagerDuty Inc (a)	409	6,569
PAR Technology Corp (a)	15	530
Pegasystems Inc	307	19,542
Progress Software Corp (a)	55	2,345
PROS Holdings Inc (a)	289	6,661
Q2 Holdings Inc (a)	191	11,796
Riot Platforms Inc (a)	1,167	23,084
SoundHound AI Inc Class A (a)	544	9,585
Sprinklr Inc Class A (a)	704	5,435
Sprout Social Inc Class A (a)	205	2,105
Verint Systems Inc (a)	338	6,855
Vertex Inc Class A (a)	268	6,137
Zeta Global Holdings Corp Class A (a)	246	4,426
		356,676
Technology Hardware, Storage & Peripherals - 0.7%
CompoSecure Inc Class A (a)	324	6,435
Diebold Nixdorf Inc (a)	15	887
IonQ Inc (a)	576	35,931
Xerox Holdings Corp	939	3,117
		46,370
TOTAL INFORMATION TECHNOLOGY		996,332

Materials - 3.3%
Chemicals - 1.2%
Aspen Aerogels Inc (a)	581	4,729
Cabot Corp	92	6,208
Hawkins Inc	23	3,263
HB Fuller Co	78	4,475
Ingevity Corp (a)	5	269
Innospec Inc	30	2,207
Koppers Holdings Inc	166	4,685
LSB Industries Inc (a)	459	3,869
Mativ Holdings Inc	22	234
Minerals Technologies Inc	132	7,491
NewMarket Corp	24	18,430
Perimeter Solutions Inc	43	1,011
Quaker Chemical Corp	8	1,111
Sensient Technologies Corp	64	6,035
Stepan Co	96	4,162
Tronox Holdings PLC	870	3,045
Westlake Corp	116	7,982
		79,206
Construction Materials - 0.1%
United States Lime & Minerals Inc	62	7,267
Containers & Packaging - 0.1%
Greif Inc Class A	124	7,054
O-I Glass Inc (a)	117	1,321
		8,375
Metals & Mining - 1.8%
Alpha Metallurgical Resources Inc (a)	54	9,356
Coeur Mining Inc (a)	1,001	17,187
Hecla Mining Co	2,154	27,723
Kaiser Aluminum Corp	97	8,781
Materion Corp	92	10,546
Metallus Inc (a)	302	5,312
Ryerson Holding Corp	220	4,853
SunCoke Energy Inc	587	4,702
Warrior Met Coal Inc	198	13,432
Worthington Steel Inc	213	6,814
		108,706
Paper & Forest Products - 0.1%
Clearwater Paper Corp (a)	106	1,871
Sylvamo Corp	138	5,603
		7,474
TOTAL MATERIALS		211,028

Real Estate - 4.9%
Diversified REITs - 0.4%
Alexander & Baldwin Inc	1	16
Armada Hoffler Properties Inc Class A	644	4,212
Broadstone Net Lease Inc Class A	279	5,000
CTO Realty Growth Inc	230	3,836
Essential Properties Realty Trust Inc	381	11,384
Global Net Lease Inc	107	815
		25,263
Health Care REITs - 0.9%
CareTrust REIT Inc	626	21,692
Community Healthcare Trust Inc	211	3,093
Global Medical REIT Inc	103	3,162
LTC Properties Inc	31	1,087
National Health Investors Inc	155	11,549
Sabra Health Care REIT Inc	745	13,276
Sila Realty Trust Inc	250	5,925
		59,784
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	790	8,840
DiamondRock Hospitality Co	107	836
Sunstone Hotel Investors Inc	127	1,124
Xenia Hotels & Resorts Inc	522	6,421
		17,221
Industrial REITs - 0.1%
Plymouth Industrial REIT Inc	303	6,666
Office REITs - 0.6%
Brandywine Realty Trust	1,202	4,122
COPT Defense Properties	388	10,930
Easterly Government Properties Inc	229	4,951
JBG SMITH Properties	342	6,666
Piedmont Realty Trust Inc Class A1	736	5,932
SL Green Realty Corp	114	5,854
		38,455
Real Estate Management & Development - 0.7%
Compass Inc Class A (a)	1,456	11,226
Cushman & Wakefield PLC (a)	247	3,878
Kennedy-Wilson Holdings Inc	675	5,103
Marcus & Millichap Inc	157	4,586
Newmark Group Inc Class A	630	11,233
St Joe Co/The	163	9,255
		45,281
Residential REITs - 0.1%
Apartment Investment and Management Co Class A	369	1,963
Elme Communities	44	724
UMH Properties Inc	373	5,424
Veris Residential Inc	26	373
		8,484
Retail REITs - 1.0%
Acadia Realty Trust	169	3,223
Alexander's Inc	17	3,756
Curbline Properties Corp	361	8,326
Getty Realty Corp	230	6,309
InvenTrust Properties Corp	303	8,302
Macerich Co/The	414	7,100
NETSTREIT Corp	397	7,392
Phillips Edison & Co Inc	223	7,546
Tanger Inc	179	5,828
Urban Edge Properties	143	2,750
Whitestone REIT	334	4,188
		64,720
Specialized REITs - 0.8%
EPR Properties	242	11,863
Farmland Partners Inc	345	3,460
Four Corners Property Trust Inc	113	2,671
Millrose Properties Inc Class A	401	12,917
Outfront Media Inc	548	9,694
PotlatchDeltic Corp	102	4,080
Safehold Inc	286	4,127
		48,812
TOTAL REAL ESTATE		314,686

Utilities - 2.4%
Electric Utilities - 0.9%
ALLETE Inc	94	6,329
Hawaiian Electric Industries Inc (a)	806	9,366
MGE Energy Inc	56	4,641
Oklo Inc Class A (a)	146	19,384
Otter Tail Corp	64	4,942
TXNM Energy Inc	171	9,713
		54,375
Gas Utilities - 0.5%
Chesapeake Utilities Corp	88	11,201
Northwest Natural Holding Co	32	1,456
Spire Inc	192	16,589
		29,246
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy Inc Class C	107	3,417
Multi-Utilities - 0.5%
Avista Corp	297	11,301
Northwestern Energy Group Inc	219	13,068
Unitil Corp	121	5,898
		30,267
Water Utilities - 0.5%
American States Water Co	58	4,135
California Water Service Group	231	10,252
Consolidated Water Co Ltd	154	5,238
H2O America	159	7,354
Middlesex Water Co	113	6,494
		33,473
TOTAL UTILITIES		150,778

TOTAL UNITED STATES		6,213,263
TOTAL COMMON STOCKS (Cost $5,871,577)		6,334,955

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $5,871,577)	6,334,955
NET OTHER ASSETS (LIABILITIES) - 0.4%	25,180
NET ASSETS - 100.0%	6,360,135

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Russell 2000 Index Contracts (United States)	2	12/19/2025	24,899	450	450

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,661 or 0.1% of net assets.

(c)	Level 3 security.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	5,000,000	5,000,000	641	-	-	-	-	0.0%
Total	-	5,000,000	5,000,000	641	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	237,778	237,778	-	-
Consumer Discretionary	688,064	688,064	-	-
Consumer Staples	130,726	130,726	-	-
Energy	262,885	262,885	-	-
Financials	1,045,466	1,045,466	-	-
Health Care	999,443	999,443	-	-
Industrials	1,239,215	1,239,215	-	-
Information Technology	1,054,886	1,054,886	-	-
Materials	211,028	211,028	-	-
Real Estate	314,686	314,686	-	-
Utilities	150,778	150,778	-	-

Total Investments in Securities:	6,334,955	6,334,955	-	-
Derivative Instruments:

Assets
Futures Contracts	450	450	-	-
Total Assets	450	450	-	-

Total Derivative Instruments:	450	450	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	450	-
Total Equity Risk	450	-
Total Value of Derivatives	450	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,871,577)		$6,334,955
Segregated cash with brokers for derivative instruments		8,313
Cash		16,945
Receivable for investments sold		87
Receivable for fund shares sold		49,817
Dividends receivable		940
Receivable for daily variation margin on futures contracts		143
Total assets		6,411,200
Liabilities
Payable for investments purchased	$45,631
Payable for fund shares redeemed	5,434
Total liabilities		51,065
Net Assets		$6,360,135
Net Assets consist of:
Paid in capital		$5,882,111
Total accumulated earnings (loss)		478,024
Net Assets		$6,360,135
Net Asset Value, offering price and redemption price per share ($6,360,135 ÷ 580,596 shares)		$10.95
Statement of Operations
For the period July 24, 2025 (commencement of operations) through October 31, 2025 (Unaudited)
Investment Income
Dividends		$20,415
Interest		60
Income from Fidelity Central Funds		641
Total income		21,116
Expenses
Independent trustees' fees and expenses	$2
Total expenses		2
Net Investment income (loss)		21,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	14,003
Unaffiliated issuers	(22,205)
Futures contracts	1,284
Total net realized gain (loss)		(6,918)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	463,378
Futures contracts	450
Total change in net unrealized appreciation (depreciation)		463,828
Net gain (loss)		456,910
Net increase (decrease) in net assets resulting from operations		$478,024
Statement of Changes in Net Assets

For the period July 24, 2025 (commencement of operations) through October 31, 2025 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,114
Net realized gain (loss)	(6,918)
Change in net unrealized appreciation (depreciation)	463,828
Net increase (decrease) in net assets resulting from operations	478,024
Share transactions
Proceeds from sales of shares	6,012,706
Cost of shares redeemed	(130,595)

Net increase (decrease) in net assets resulting from share transactions	5,882,111
Total increase (decrease) in net assets	6,360,135

Net Assets
Beginning of period	-
End of period	$6,360,135

Other Information
Shares
Sold	592,616
Redeemed	(12,020)
Net increase (decrease)	580,596

Financial Highlights
Fidelity Flex® Small Cap Focused Index Fund

Six months ended October 31, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	.91
Total from investment operations	.95
Net asset value, end of period	$10.95
Total Return D	9.50%
Ratios to Average Net Assets C,E,F
Expenses before reductions	-% G,H
Expenses net of fee waivers, if any	- % G,H
Expenses net of all reductions, if any	-% G,H
Net investment income (loss)	1.43% G
Supplemental Data
Net assets, end of period (000 omitted)	$6,360
Portfolio turnover rate I	4 % G,J

AFor the period July 24, 2025 (commencement of operations) through October 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Flex Small Cap Focused Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$805,108
Gross unrealized depreciation	(358,748)
Net unrealized appreciation (depreciation)	$446,360
Tax cost	$5,889,045

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Focused Index Fund	6,228,780	212,871

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Flex Small Cap Focused Index Fund	9,025	-	14,003	14,003	97,744
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Flex Small Cap Focused Index Fund	87%
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Small Cap Focused Index Fund

At its March 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund. FMR and Geode are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board also considered the fact that it oversees funds managed by FMR and sub-advised by Geode that have a similar investment process as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively to certain fee-based accounts and advisory programs offered by Fidelity. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes and extraordinary expenses (such as litigation expenses). The Board further noted that the fund will also pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board concluded that because the fund will pay no advisory fees and FMR or an affiliate will bear all expenses of the fund, with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve the fund's Advisory Contracts.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory and sub-advisory fee arrangement are fair and reasonable, and that the fund's Advisory Contracts should be approved through September 30, 2026.

1.9918047.100
FXS-SANN-1225

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 22, 2025